                         ANNUAL REPORT / AUGUST 31, 2002

                       SHORT-TERM INVESTMENTS CO. (STIC)

                             LIQUID ASSETS PORTFOLIO

                              CASH MANAGEMENT CLASS


         This report may be distributed only to current shareholders or to persons who have received a current prospectus.

LAP-AR-3


[Fund Management Company(SM)
Logo Appears Here]

[AIM LOGO APPEARS HERE]
--Registered Trademark--

                           LETTER TO OUR SHAREHOLDERS

                     DEAR SHAREHOLDER:

[PHOTO OF            This is the report on the Cash Management Class of
ROBERT H.            Short-Term Investments Co.'s Liquid Assets Portfolio for
GRAHAM]              the fiscal year ended August 31, 2002.

                         The first half of the fiscal year was characterized by
                     economic weakness, declining interest rates and a horrific terrorist attack against the United States. The second half of the fiscal year was characterized by a slowly recovering economy, stable interest rates, wild stock price fluctuations, allegations of corporate governance and accounting misdeeds, plus the growing threat of war between the United States and Iraq.

                         As the fiscal year began, the economy was weakening
                     and the U.S. Federal Reserve (the Fed) was aggressively cutting short-term interest rates to bolster growth. In the third quarter of 2001, gross domestic product (GDP), the broadest measure of economic activity, contracted, and in November the National Bureau of Economic Research declared that the economy had slipped into a manufacturing-led recession in March 2001. While the events of September 11 exacerbated economic weakness and unemployment, consumer spending remained surprisingly strong.

    Short-term interest rates began the fiscal year at 3.75% and ended it at 1.75%, the lowest rate since 1961.

    These and other influences caused many investors to exit the stock market and seek relative safety in money market funds or fixed income investments--even though historically low interest rates depressed yields on such investments. Inflows into money market funds and fixed income investments were strong for the fiscal year as a whole.

YOUR INVESTMENT PORTFOLIO

Amidst an uncertain and volatile market environment, the fund continued to provide attractive income and safety of principal. The fund's weighted average maturity (WAM) remained in the 35-day to 55-day range during the 12 months ended August 31, 2002. As of the end of the reporting period, the WAM stood at 54 days, and seven-day yield for the Cash Management Class was 1.74%. Total net assets in the Cash Management Class stood at $5.8 billion. Had the advisor and distributor not waived fees, performance would have been lower.

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit-rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These ratings are


YIELDS AS OF 8/31/02

================================================================================

                                                              Seven-Day
                                           Monthly Yield        Yield
Liquid Assets Portfolio                         1.72%           1.74%
Cash Management Class
iMoneyNet Money Fund Averages--Trademark--      1.48%           1.49%
First-Tier Institutions Only
iMoneyNet Money Fund Averages--Trademark--      1.43%           1.45%
Total Institutions Only

The seven-day yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet, Inc. First Tier Institutional category consists of 269 funds that invest in any allowable 2a-7 investment, except second tier commercial paper. The iMoneyNet, Inc. Total Institutions Only category consists of 579 funds with a minimum initial investment of $100,000 or funds that are only open to institutions.

================================================================================

                                                                     (continued)
based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies, according to iMoneyNet Financial Data, Inc.

    The Liquid Assets Portfolio invests solely in securities rated "first-tier" as defined in Rule 2a-7 under the Investment Company Act of 1940. Its objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Using a modified barbell maturity structure, portfolio management emphasizes superior credit quality in buying money market securities such as commercial paper and selected repurchase agreement securities. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

As the fiscal year drew to a close, the economy was recovering--but there was uncertainty about the pace of that recovery. First quarter 2002 GDP grew at a robust annualized rate of 5.0%, but second quarter GDP growth was a modest 1.3%. In its July Beige Book report, the Fed reported modest and uneven growth across sectors and regions, mixed retail sales, an improving manufacturing industry, and a relatively stable labor market.

    Together with the lack of any inflationary threat, these signals are likely to prompt the Fed to wait for more definitive data before adjusting interest rates up or down.

    AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002


                                                             PAR
                                               MATURITY     (000)           VALUE
COMMERCIAL PAPER-17.77%(a)
FINANCIAL-17.71%

ASSET BACKED SECURITIES-COMMERCIAL
  LOANS/LEASES-2.94%

Atlantis One Funding Corp.-144A
  1.98%                                        09/03/02   $  150,695   $   150,678,424
--------------------------------------------------------------------------------------
  1.96%                                        09/24/02       94,729        94,610,681
--------------------------------------------------------------------------------------
  1.97%                                        10/01/02      120,000       119,803,000
--------------------------------------------------------------------------------------
  2.03%                                        10/18/02       76,101        75,899,311
--------------------------------------------------------------------------------------
  1.99%                                        11/05/02      118,761       118,334,285
--------------------------------------------------------------------------------------
  1.99%                                        11/06/02       92,954        92,614,873
--------------------------------------------------------------------------------------
  2.02%                                        11/07/02      139,502       138,977,550
--------------------------------------------------------------------------------------
  1.98%                                        12/02/02      150,000       149,241,000
--------------------------------------------------------------------------------------
Stellar Funding Group, Inc.-144A
  1.81%                                        09/27/02       19,989        19,962,870
--------------------------------------------------------------------------------------
  1.81%                                        09/30/02      101,024       100,876,701
--------------------------------------------------------------------------------------
  1.80%                                        10/02/02       34,862        34,807,964
======================================================================================
                                                                         1,095,806,659
======================================================================================

ASSET BACKED SECURITIES-CONSUMER
  RECEIVABLES-0.49%

Old Line Funding Corp.-144A
  1.80%                                        10/02/02       35,478        35,423,009
--------------------------------------------------------------------------------------
  1.80%                                        10/21/02       50,286        50,160,285
--------------------------------------------------------------------------------------
Thunder Bay Funding Inc.-144A
  1.80%                                        09/12/02       30,147        30,130,419
--------------------------------------------------------------------------------------
  1.80%                                        10/01/02       49,043        48,969,435
--------------------------------------------------------------------------------------
  1.80%                                        10/07/02       19,118        19,083,588
======================================================================================
                                                                           183,766,736
======================================================================================

ASSET BACKED SECURITIES-FULLY BACKED-2.29%

Aquinas Funding LLC-144A (Rabobank-ABS
  Program Sponsor)
  1.81%                                        09/09/02       75,000        74,969,833
--------------------------------------------------------------------------------------
  2.04%                                        09/10/02      110,000       109,943,900
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
ASSET BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Enterprise Funding Corp.-144A (Bank of
  America N.A.-ABS Program Sponsor)
  1.81%                                        09/16/02   $   13,418   $    13,407,881
--------------------------------------------------------------------------------------
  1.71%                                        10/07/02       19,482        19,448,686
--------------------------------------------------------------------------------------
Kitty Hawk Funding Corp.-144A (Bank of
  America N.A.-ABS Program Sponsor)
  1.80%                                        09/13/02       20,601        20,588,639
--------------------------------------------------------------------------------------
Newport Funding Corp.-144A (Deutsche Bank-ABS
  Program Sponsor)
  1.80%                                        09/10/02      100,000        99,955,000
--------------------------------------------------------------------------------------
  1.80%                                        09/11/02      100,000        99,950,000
--------------------------------------------------------------------------------------
  2.04%                                        09/16/02      100,000        99,915,000
--------------------------------------------------------------------------------------
Tulip Funding Corp.-144A (ABN AMRO Bank
  N.V.-ABS Program Sponsor)
  1.80%                                        09/11/02      110,169       110,113,916
--------------------------------------------------------------------------------------
  1.80%                                        09/18/02      108,105       108,013,111
--------------------------------------------------------------------------------------
Variable Funding Capital Corp.-144A (Wachovia
  Bank N.A.-ABS Program Sponsor)
  1.97%                                        04/04/03      100,000        98,823,472
======================================================================================
                                                                           855,129,438
======================================================================================

ASSET BACKED SECURITIES-MULTI-PURPOSE-5.29%

Amsterdam Funding Corp.-144A
  1.80%                                        09/20/02       75,000        74,928,750
--------------------------------------------------------------------------------------
  1.80%                                        11/25/02       50,000        49,787,500
--------------------------------------------------------------------------------------
  1.77%                                        12/23/02      100,000        99,444,417
--------------------------------------------------------------------------------------
Clipper Receivables Corp.
  1.81%                                        09/05/02       60,000        59,987,933
--------------------------------------------------------------------------------------
Edison Asset Securitization, LLC-144A
  1.91%                                        10/02/02       80,000        79,868,422
--------------------------------------------------------------------------------------
  1.91%                                        10/04/02      150,000       149,737,375
--------------------------------------------------------------------------------------
  2.10%                                        10/07/02      125,000       124,737,500
--------------------------------------------------------------------------------------
  2.05%                                        10/08/02      100,000        99,789,306
--------------------------------------------------------------------------------------
  1.80%                                        10/09/02      137,910       137,647,971
--------------------------------------------------------------------------------------
  2.05%                                        10/09/02      100,000        99,783,611
--------------------------------------------------------------------------------------
  1.80%                                        10/11/02      150,000       149,700,000
--------------------------------------------------------------------------------------
  1.98%                                        11/06/02      100,000        99,637,000
--------------------------------------------------------------------------------------
Mont Blanc Capital Corp.-144A
  1.80%                                        09/12/02      150,000       149,917,500
--------------------------------------------------------------------------------------
Preferred Receivables Funding Corp.-144A
  1.80%                                        09/12/02       12,523        12,516,112
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
ASSET BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Quincy Capital Corp.-144A
  1.80%                                        09/06/02   $   44,311   $    44,299,922
--------------------------------------------------------------------------------------
Receivables Capital Corp.-144A
  1.80%                                        09/18/02       63,319        63,265,179
--------------------------------------------------------------------------------------
Sheffield Receivables Corp.-144A
  1.74%                                        09/05/02      100,000        99,980,667
--------------------------------------------------------------------------------------
  1.74%                                        09/09/02      100,000        99,961,333
--------------------------------------------------------------------------------------
  2.01%                                        11/21/02       31,160        31,019,079
--------------------------------------------------------------------------------------
Windmill Funding Corp.-144A
  1.80%                                        09/20/02      100,000        99,905,000
--------------------------------------------------------------------------------------
  1.80%                                        11/25/02       50,000        49,787,500
--------------------------------------------------------------------------------------
  1.77%                                        12/23/02      100,000        99,444,417
======================================================================================
                                                                         1,975,146,494
======================================================================================

ASSET BACKED SECURITIES-TRADE
  RECEIVABLES-2.19%

Bills Securitization Ltd.
  2.00%                                        10/29/02       90,000        89,710,000
--------------------------------------------------------------------------------------
  2.02%                                        11/15/02       44,500        44,312,729
--------------------------------------------------------------------------------------
  2.02%                                        11/18/02      150,000       149,343,500
--------------------------------------------------------------------------------------
  2.03%                                        11/26/02      100,000        99,515,056
--------------------------------------------------------------------------------------
FCAR Owner Trust
  1.80%                                        10/21/02      100,000        99,750,000
--------------------------------------------------------------------------------------
  1.80%                                        10/23/02       50,000        49,870,000
--------------------------------------------------------------------------------------
  1.80%                                        11/12/02      100,000        99,640,000
--------------------------------------------------------------------------------------
  1.80%                                        11/14/02      100,000        99,630,000
--------------------------------------------------------------------------------------
  1.77%                                        12/20/02       85,000        84,540,292
======================================================================================
                                                                           816,311,577
======================================================================================

BANKS-2.00%

Banque et Caisse d'Epargne de l'Etat
  (Luxembourg)
  2.04%                                        02/05/03      150,000       148,665,500
--------------------------------------------------------------------------------------
  1.98%                                        02/07/03      100,000        99,125,500
--------------------------------------------------------------------------------------
Citicorp
  1.78%                                        11/04/02      200,000       199,367,111
--------------------------------------------------------------------------------------
  1.78%                                        11/05/02       50,000        49,839,306
--------------------------------------------------------------------------------------
Dresdner U.S. Finance, Inc. (Germany)
  1.80%                                        10/07/02      150,000       149,730,000
--------------------------------------------------------------------------------------
  2.10%                                        10/18/02      100,000        99,725,833
======================================================================================
                                                                           746,453,250
======================================================================================


                                                             PAR
                                               MATURITY     (000)           VALUE

DIVERSIFIED FINANCIAL SERVICES-2.51%

BP Capital Markets PLC (United Kingdom)
  2.00%                                        11/06/02   $  100,000   $    99,633,333
--------------------------------------------------------------------------------------
General Electric Capital Corp.
  1.91%                                        09/03/02      440,000       439,953,311
--------------------------------------------------------------------------------------
General Electric Capital Services, Inc.
  2.00%                                        12/04/02       20,000        19,895,556
--------------------------------------------------------------------------------------
  2.00%                                        12/05/02       50,000        49,736,111
--------------------------------------------------------------------------------------
  2.00%                                        12/06/02       50,000        49,733,333
--------------------------------------------------------------------------------------
  2.08%                                        12/09/02      150,000       149,142,000
--------------------------------------------------------------------------------------
Salomon Smith Barney Holdings Inc.
  1.80%                                        09/17/02      127,657       127,554,874
======================================================================================
                                                                           935,648,518
======================================================================================
    Total Financial                                                      6,608,262,672
______________________________________________________________________________________
======================================================================================
INDUSTRIALS-0.06%

INDUSTRIAL CONGLOMERATES-0.06%

General Electric Co.
  2.03%                                        09/11/02       22,000        21,987,594
======================================================================================
    Total Industrials                                                       21,987,594
______________________________________________________________________________________
======================================================================================
    Total Commercial Paper (Cost
      $6,630,250,266)                                                    6,630,250,266
______________________________________________________________________________________
======================================================================================
U.S. GOVERNMENT AGENCY SECURITIES-3.72%

FEDERAL FARM CREDIT BANK-0.33%

Bonds,
  2.30%                                        08/06/03       50,000        50,000,000
--------------------------------------------------------------------------------------
  1.80%                                        09/03/03       75,000        75,000,000
======================================================================================
                                                                           125,000,000
======================================================================================

FEDERAL HOME LOAN BANK-3.21%

Unsec. Bonds,
  2.11%                                        08/12/03      129,000       129,000,000
--------------------------------------------------------------------------------------
  2.25%                                        08/14/03      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.00%                                        08/27/03      200,000       200,000,000
--------------------------------------------------------------------------------------
  2.00%                                        09/02/03      350,000       350,000,000
--------------------------------------------------------------------------------------
  2.00%                                        09/12/03      185,000       185,000,000
--------------------------------------------------------------------------------------
  2.07%                                        09/17/03       85,000        85,000,000
--------------------------------------------------------------------------------------
  2.07%                                        09/23/03      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.08%                                        09/26/03       50,000        50,000,000
======================================================================================
                                                                         1,199,000,000
======================================================================================


                                                             PAR
                                               MATURITY     (000)           VALUE

OVERSEAS PRIVATE INVESTMENT CORP.-0.18%

Floating Rate Notes,
  1.80%(b)                                     01/15/09   $   65,787   $    65,786,500
======================================================================================
    Total U.S. Government Agency Securities
      (Cost $1,389,786,500)                                              1,389,786,500
______________________________________________________________________________________
======================================================================================
U.S. TREASURY BILLS-0.27%
1.54%(a)                                       01/16/03      100,000        99,413,944
======================================================================================
    Total U.S. Treasury Bills (Cost
      $99,413,944)                                                          99,413,944
______________________________________________________________________________________
======================================================================================
VARIABLE RATE DEMAND NOTES-3.41%

INSURED-1.33%(c)(d)(e)

Alaska State Housing Finance Corp.; Series B
  RB
  1.85%                                        12/01/36       10,000        10,000,000
--------------------------------------------------------------------------------------
Baptist Health System of South Florida;
  Series RB
  1.80%                                        05/15/17       16,895        16,895,000
--------------------------------------------------------------------------------------
  1.80%                                        05/15/25       23,500        23,500,000
--------------------------------------------------------------------------------------
Berks (County of) Industrial Development
  Authority (Lutheran Services Northeast);
  Series B IDR
  1.92%                                        01/01/28        5,990         5,990,000
--------------------------------------------------------------------------------------
California Housing Finance Agency; Series K
  RB
  1.74%                                        08/01/31       24,695        24,695,000
--------------------------------------------------------------------------------------
Connecticut State Housing Financing Authority
  (Housing Mortgage Finance Program); RB
  1.82%                                        11/15/16       50,650        50,650,000
--------------------------------------------------------------------------------------
  1.85%                                        05/15/33       20,000        20,000,000
--------------------------------------------------------------------------------------
Florida Housing Finance Corp. (Affordable
  Housing); Series A RB
  1.75%                                        01/01/45       27,850        27,850,000
--------------------------------------------------------------------------------------
  1.80%                                        01/01/47       38,620        38,620,000
--------------------------------------------------------------------------------------
Loanstar Asset Partners II; RB
  1.85%                                        08/01/37      200,000       200,000,000
--------------------------------------------------------------------------------------
Michigan State Housing Development Authority;
  Series C RB
  1.85%                                        12/01/20        2,090         2,090,000
--------------------------------------------------------------------------------------
New Jersey Sports & Exhibition Authority;
  Series C RB
  1.86%                                        03/01/05       16,235        16,235,000
--------------------------------------------------------------------------------------
New Orleans (City of) Pension; RB
  1.80%                                        09/01/30       33,760        33,760,000
--------------------------------------------------------------------------------------
Omaha (City of) (Riverfront Redevelopment);
  Series B RB
  1.91%                                        02/01/26       10,235        10,235,000
--------------------------------------------------------------------------------------
Rhode Island State Student Loan Authority;
  Series 4 RB
  1.80%                                        12/01/34       15,000        15,000,000
======================================================================================
                                                                           495,520,000
======================================================================================


                                                             PAR
                                               MATURITY     (000)           VALUE

LETTER OF CREDIT GUARANTEED-2.05%(d)(f)

Advocare of South Carolina; Series 1997 Bonds
  (LOC-Wachovia Bank N.A.)
  1.81%(c)                                     06/01/17   $    4,400   $     4,400,000
--------------------------------------------------------------------------------------
American Association of Retired Persons;
  Notes (LOC-Bank of America N.A.)
  1.90%(c)                                     05/01/31       11,000        11,000,000
--------------------------------------------------------------------------------------
Arkansas Development Finance Authority
  (Potlatch Corp. Projects); Industrial
  Facilities Series B IDR (LOC-Bank of
  America N.A.)
  1.86%(c)                                     08/01/30       14,450        14,450,000
--------------------------------------------------------------------------------------
B. Braun Medical Inc.; Bonds (LOC-Wachovia
  Bank N.A.)
  1.87%(c)                                     02/01/15       48,185        48,185,000
--------------------------------------------------------------------------------------
Belk, Inc.; Series 1998 Bonds (LOC-Wachovia
  Bank N.A.)
  1.87%(c)                                     07/01/08       91,030        91,030,000
--------------------------------------------------------------------------------------
Berks (County of) Industrial Development
  Authority (Giorgi Mushroom Co.); Series B
  IDR (LOC-First Union National Bank)
  1.82%(c)                                     07/01/12        3,535         3,535,000
--------------------------------------------------------------------------------------
Botsford (City of) General Hospital; Series A
  RB
  (LOC-Michigan National Bank)
  1.85%(g)                                     02/15/27       10,100        10,100,000
--------------------------------------------------------------------------------------
Brazos River Authority (TXU Energy Co. LLC
  Project);
  Series H PCR (LOC-Chase Manhattan Bank)
  1.82%(c)                                     12/01/36       30,820        30,820,000
--------------------------------------------------------------------------------------
  Series I PCR (LOC-Wachovia Bank N.A.)
  1.82%(c)                                     12/01/36       62,920        62,920,000
--------------------------------------------------------------------------------------
Brosis Finance, LLC; Bonds (LOC-Wachovia Bank
  N.A.)
  1.81%(c)                                     09/01/19       18,800        18,800,000
--------------------------------------------------------------------------------------
Capital One Funding Corp.; Floating Rate
  Notes (LOC-Bank One N.A.)
  1.90%(c)                                     07/01/20       11,753        11,753,000
--------------------------------------------------------------------------------------
  1.90%(c)                                     09/01/20       15,857        15,857,000
--------------------------------------------------------------------------------------
Chatham Capital Corp.; Floating Rate Notes
  (LOC-Bank One N.A.)
  1.90%(c)                                     07/01/20       15,300        15,300,000
--------------------------------------------------------------------------------------
Conair Corp.; Notes (LOC-Wachovia Bank N.A.)
  1.87%(h)                                     09/01/12        9,815         9,815,000
--------------------------------------------------------------------------------------
Dome Corp.; Floating Rate Notes (LOC-Wachovia
  Bank N.A.)
  1.86%(c)                                     08/31/16       10,735        10,735,000
--------------------------------------------------------------------------------------
Gulf States Paper Corp.; Unsec. Bonds
  (LOC-Wachovia Bank N.A.)
  1.81%(c)                                     11/01/18       25,000        25,000,000
--------------------------------------------------------------------------------------
La Mirada California Industrial Development
  Authority (Rykoff-Sexton, Inc. Project);
  IDR (LOC-Bank One N.A.)
  1.90%(c)                                     12/01/26        5,200         5,200,000
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
LETTER OF CREDIT GUARANTEED-(CONTINUED)

Madison Wisconsin Community Development
  Authority (Overture Development Corp.); RB
  (LOC-Bank One Milwaukee N.A.; Firstar Bank
  N.A.; M&I Marshall & Ilsley; Northern Trust
  Company)
  1.90%(c)                                     06/01/36   $  115,000   $   115,000,000
--------------------------------------------------------------------------------------
Mississippi Business Finance Corp. (Telepak
  Inc. Project); IDR (LOC-Wachovia Bank N.A.)
  1.82%(c)                                     05/01/17       20,000        20,000,000
--------------------------------------------------------------------------------------
Missouri State Health & Educational
  Facilities Authority (Bethesda Health
  Group); Series B RB (LOC-U.S. Bank N.A.)
  1.85%(g)                                     08/01/31       18,540        18,540,000
--------------------------------------------------------------------------------------
New York (City of) Housing Development Corp.
  (Chelsea Centro); RB (LOC-Bayerische
  Landesbank)
  1.81%(c)                                     06/01/33        8,700         8,700,000
--------------------------------------------------------------------------------------
Osprey Properties Ltd.; Floating Rate Notes
  (LOC-Wells Fargo)
  1.90%(h)                                     06/01/27        6,000         6,000,000
--------------------------------------------------------------------------------------
R.G. Ray Corp.; Series 2000 Bonds
  (LOC-LaSalle Bank N.A.)
  1.90%(c)                                     01/15/15        4,020         4,020,000
--------------------------------------------------------------------------------------
Richmond (City of) Redevelopment & Housing
  Authority Project (Old Manchester); Series
  B RB (LOC-Wachovia Bank N.A.)
  1.90%(h)                                     12/01/25        1,590         1,590,000
--------------------------------------------------------------------------------------
Roman Catholic Diocese of Raleigh; Series A
  RB (LOC-Bank of America N.A.)
  1.87%(c)                                     06/01/18        7,500         7,500,000
--------------------------------------------------------------------------------------
Sabine River Authority (TXU Energy Co. LLC
  Project); Series E PCR (LOC-Chase Manhattan
  Bank)
  1.82%(c)                                     12/01/36       44,615        44,615,000
--------------------------------------------------------------------------------------
San Jose (City of) Redevelopment Agency
  (Merged Area); RB (LOC-Bank of New York)
  Series G,
  1.90%(c)                                     08/01/29        8,000         8,000,000
--------------------------------------------------------------------------------------
  Series H,
  1.85%(c)                                     08/01/29       16,100        16,100,000
--------------------------------------------------------------------------------------
Shepherd Capital LLC; Floating Rate Series
  96A Notes (LOC-Standard Federal Bank)
  1.92%(c)                                     10/01/46        5,915         5,915,000
--------------------------------------------------------------------------------------
Southeastern Retirement Association, Inc.;
  Bonds (LOC-Wachovia Bank N.A.)
  1.87%(c)                                     08/01/19           60            60,000
--------------------------------------------------------------------------------------
South Carolina Educational Facilities
  Authority for Private Nonprofit
  Institutions (Anderson College); Series C
  RB (LOC-Wachovia Bank N.A.)
  1.92%(c)                                     10/01/23        3,470         3,470,000
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
LETTER OF CREDIT GUARANTEED-(CONTINUED)

TP Racing L.L.L.P.; Floating Rate Notes
  (LOC-Bank One Trust Co. N.A.)
  1.90%(c)                                     06/01/30   $   29,430   $    29,430,000
--------------------------------------------------------------------------------------
Union (County of) (Del-Tin Fiber LLC
  Project); IDR (LOC-Bank One Chicago N.A.)
  1.90%(c)                                     10/01/27       34,400        34,400,000
--------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; Notes (LOC-Wachovia Bank N.A.)
  1.87%(c)                                     07/01/26       49,100        49,100,000
--------------------------------------------------------------------------------------
Wake Forest University; Floating Rate Series
  1997 Bonds (LOC-Wachovia Bank N.A.)
  1.81%(c)                                     07/01/17        3,800         3,800,000
======================================================================================
                                                                           765,140,000
======================================================================================

CORPORATE GUARANTEED-0.03%

Mississippi Business Finance Corp. (General
  Electric Plastics Project); IDR
  1.80%(d)(h)(i)                               02/01/23       12,000        12,000,000
======================================================================================
    Total Variable Rate Demand Notes (Cost
      $1,272,660,000)                                                    1,272,660,000
______________________________________________________________________________________
======================================================================================
ASSET BACKED NOTES-1.80%

COMMERCIAL, LOANS/LEASES-0.23%

Caterpillar Financial Asset Trust
  1.82%                                        07/25/03       85,347        85,347,383
======================================================================================

CONSUMER RECEIVABLES-0.56%

Honda Auto Receivables Owner Trust
  1.82%                                        08/18/03       68,315        68,314,855
--------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust
  1.70%                                        09/08/03      142,000       142,000,000
======================================================================================
                                                                           210,314,855
======================================================================================

FULLY BACKED-1.01%

Americredit Automobile Receivables Trust(e)
  1.71%                                        09/08/03       85,000        85,000,000
--------------------------------------------------------------------------------------
Drive Auto Receivables Trust(e)
  1.88%                                        07/15/03       30,611        30,611,236
--------------------------------------------------------------------------------------
Household Automotive Trust(e)
  1.77%                                        09/17/03      150,000       150,000,000
--------------------------------------------------------------------------------------
Residential Asset Securities Corp.(e)
  1.73%                                        08/25/03       25,000        25,000,000
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
FULLY BACKED-(CONTINUED)

Triad Auto Receivables Owner Trust(e)
  1.72%                                        09/12/03   $   87,000   $    87,000,000
======================================================================================
                                                                           377,611,236
======================================================================================
    Total Asset Backed Notes (Cost
      $673,273,474)                                                        673,273,474
______________________________________________________________________________________
======================================================================================
CERTIFICATES OF DEPOSIT-18.81%
Abbey National PLC (United Kingdom)
  2.46%                                        10/03/02      100,000       100,000,000
--------------------------------------------------------------------------------------
Bank of New York
  1.69%                                        08/11/03      100,000        99,990,607
--------------------------------------------------------------------------------------
Bank of Scotland PLC (United Kingdom)
  3.42%                                        09/11/02       40,000        40,015,295
--------------------------------------------------------------------------------------
  2.58%                                        09/30/02       75,000        75,006,433
--------------------------------------------------------------------------------------
  2.45%                                        10/07/02      100,000       100,000,000
--------------------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom)
  3.38%                                        09/13/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  1.97%                                        09/24/02       18,000        18,000,057
--------------------------------------------------------------------------------------
  1.95%                                        09/25/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  1.96%                                        09/26/02      100,000       100,000,344
--------------------------------------------------------------------------------------
  2.18%                                        09/30/02       50,000        50,000,398
--------------------------------------------------------------------------------------
  2.10%                                        01/10/03      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.00%                                        04/10/03      100,000       100,000,000
--------------------------------------------------------------------------------------
BNP Paribas (France)
  2.11%                                        09/09/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.00%                                        09/27/02      123,500       123,500,000
--------------------------------------------------------------------------------------
  2.16%                                        10/29/02       80,000        80,000,000
--------------------------------------------------------------------------------------
  2.50%                                        12/10/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.25%                                        12/13/02      100,000       100,000,000
--------------------------------------------------------------------------------------
Credit Suisse First Boston (Switzerland)
  2.11%                                        12/30/02       50,000        50,000,000
--------------------------------------------------------------------------------------
  2.11%                                        12/31/02      100,000       100,000,000
--------------------------------------------------------------------------------------
Danske Bank (Denmark)
  2.25%                                        12/13/02       90,000        90,000,000
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
CERTIFICATES OF DEPOSIT-(CONTINUED)

Deutsche Bank AG (Germany)
  3.63%                                        09/06/02   $  100,000   $    99,999,799
--------------------------------------------------------------------------------------
  2.05%                                        09/30/02      100,000        99,990,450
--------------------------------------------------------------------------------------
  2.06%                                        10/30/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.14%                                        10/31/02      100,000       100,013,088
--------------------------------------------------------------------------------------
  2.29%                                        11/19/02      100,000        99,996,784
--------------------------------------------------------------------------------------
  2.01%                                        12/10/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.01%                                        02/18/03      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.04%                                        04/30/03      100,000       100,000,000
--------------------------------------------------------------------------------------
Dexia Banque Belgique (Belgium)
  2.12%                                        11/08/02       12,000        11,999,778
--------------------------------------------------------------------------------------
  2.11%                                        02/11/03      100,000       100,002,232
--------------------------------------------------------------------------------------
Dresdner Bank (Germany)
  2.05%                                        09/12/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.04%                                        10/22/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.05%                                        10/23/02       80,000        80,000,000
--------------------------------------------------------------------------------------
Dresdner Bank-New York (Germany)
  2.57%                                        12/10/02      100,000       100,000,000
--------------------------------------------------------------------------------------
Halifax PLC (United Kingdom)
  1.96%                                        09/23/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  1.94%                                        09/30/02      150,000       150,000,000
--------------------------------------------------------------------------------------
  1.77%                                        12/05/02      150,000       150,000,000
--------------------------------------------------------------------------------------
  1.77%                                        12/06/02      150,000       150,000,000
--------------------------------------------------------------------------------------
  2.29%                                        02/13/03      150,000       150,000,000
--------------------------------------------------------------------------------------
  2.30%                                        02/18/03       50,000        50,000,000
--------------------------------------------------------------------------------------
HBOS Treasury Services PLC (United Kingdom)
  1.80%                                        09/20/02      200,000       200,000,000
--------------------------------------------------------------------------------------
  1.81%                                        11/22/02      150,000       150,000,000
--------------------------------------------------------------------------------------
  1.78%                                        12/27/02      250,000       250,000,000
--------------------------------------------------------------------------------------
  1.78%                                        12/30/02      250,000       250,000,000
--------------------------------------------------------------------------------------
Lloyd's TSB Bank PLC-New York (United
  Kingdom)
  2.03%                                        10/25/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  1.99%                                        11/04/02       50,000        50,000,000
--------------------------------------------------------------------------------------
  2.01%                                        12/09/02       50,000        50,000,000
--------------------------------------------------------------------------------------
  2.16%                                        02/10/03       50,000        50,000,000
--------------------------------------------------------------------------------------
  2.11%                                        02/14/03      100,000       100,002,272
--------------------------------------------------------------------------------------
  2.02%                                        02/19/03      100,000       100,002,343
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
CERTIFICATES OF DEPOSIT-(CONTINUED)

National Australia Bank Ltd. (Australia)
  1.94%                                        09/25/02   $  100,000   $   100,000,000
--------------------------------------------------------------------------------------
  2.50%                                        10/15/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.07%                                        12/20/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.15%                                        02/10/03      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.02%                                        03/24/03       50,000        50,000,000
--------------------------------------------------------------------------------------
  1.87%                                        08/05/03      100,000       100,000,000
--------------------------------------------------------------------------------------
  1.70%                                        08/11/03       50,000        50,000,000
--------------------------------------------------------------------------------------
Rabobank Nederland (Netherlands)
  1.95%                                        09/25/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.51%                                        03/28/03      100,000       100,002,813
--------------------------------------------------------------------------------------
Royal Bank of Scotland PLC (United Kingdom)
  2.10%                                        02/13/03      100,000       100,000,000
--------------------------------------------------------------------------------------
Societe Generale (France)
  2.01%                                        09/27/02       50,000        50,000,337
--------------------------------------------------------------------------------------
  2.11%                                        02/14/03      100,000       100,002,272
--------------------------------------------------------------------------------------
  2.00%                                        04/10/03       50,000        50,000,000
--------------------------------------------------------------------------------------
Svenska Handelsbanken A.B. (Sweden)
  1.89%                                        09/26/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.30%                                        11/19/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.53%                                        11/25/02      100,000        99,997,699
--------------------------------------------------------------------------------------
  2.03%                                        03/24/03      100,000       100,005,581
--------------------------------------------------------------------------------------
  1.87%                                        08/27/03      200,000       200,000,000
--------------------------------------------------------------------------------------
UBS A.G. (Switzerland)
  2.50%                                        10/15/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.10%                                        02/13/03       50,000        50,000,000
--------------------------------------------------------------------------------------
U.S. Bank N.A.-Minneapolis
  2.00%                                        11/04/02      100,000       100,000,000
======================================================================================
    Total Certificates of Deposit (Cost
      $7,018,528,582)                                                    7,018,528,582
______________________________________________________________________________________
======================================================================================
BANK NOTES-1.87%
La Salle Bank N.A.
  1.93%                                        09/23/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.48%                                        10/03/02      100,000        99,999,133
--------------------------------------------------------------------------------------
  2.06%                                        10/15/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.40%                                        12/10/02       80,000        80,000,000
--------------------------------------------------------------------------------------
National City Bank of Indiana(g)
  1.92%                                        01/09/03      100,000        99,998,219
--------------------------------------------------------------------------------------
  1.93%                                        02/28/03      100,000        99,995,068
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
BANK NOTES-(CONTINUED)

U.S. Bank N.A.-North Dakota
  1.74%(g)                                     04/30/03   $  120,000   $   119,963,779
======================================================================================
    Total Bank Notes (Cost $699,956,199)                                   699,956,199
______________________________________________________________________________________
======================================================================================
BANKERS' ACCEPTANCES-0.23%(a)
Wachovia Bank, N.A.
  1.94%                                        11/18/02       20,000        19,915,933
--------------------------------------------------------------------------------------
  1.94%                                        11/19/02       15,000        14,936,142
--------------------------------------------------------------------------------------
  1.94%                                        11/20/02       15,169        15,103,922
--------------------------------------------------------------------------------------
  1.94%                                        11/22/02        7,000         6,969,068
--------------------------------------------------------------------------------------
  1.94%                                        11/25/02        8,000         7,963,356
--------------------------------------------------------------------------------------
  1.94%                                        11/26/02       20,000        19,907,311
======================================================================================
    Total Bankers' Acceptances (Cost
      $84,795,732)                                                          84,795,732
______________________________________________________________________________________
======================================================================================
MASTER NOTE AGREEMENTS-4.92%
J.P. Morgan Securities, Inc.
  1.98%(j)                                     11/04/02      263,000       263,000,000
--------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  1.97%(k)                                          --       350,000       350,000,000
--------------------------------------------------------------------------------------
  2.04%(l)                                     08/18/03      440,000       440,000,000
--------------------------------------------------------------------------------------
Morgan Stanley
  1.95%(m)                                     09/17/02      785,000       785,000,000
======================================================================================
    Total Master Note Agreements (Cost
      $1,838,000,000)                                                    1,838,000,000
______________________________________________________________________________________
======================================================================================
MEDIUM TERM NOTES-5.24%
General Electric Capital Corp.-Series A
  1.76%(h)                                     09/19/02      100,000        99,999,005
--------------------------------------------------------------------------------------
  8.43%                                        11/25/02       25,000        25,339,294
--------------------------------------------------------------------------------------
  1.81%(h)                                     07/09/03      332,900       332,900,000
--------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.(g)
  1.99%                                        09/11/02       60,000        60,000,000
--------------------------------------------------------------------------------------
  1.99%                                        10/15/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  1.99%                                        11/20/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  1.99%                                        12/04/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  1.99%                                        01/23/03       50,000        50,000,000
--------------------------------------------------------------------------------------
Merck & Co. Inc.(h)
  1.77%                                        10/25/02       55,000        55,000,000
--------------------------------------------------------------------------------------
  1.77%                                        11/26/02      100,000       100,000,000
--------------------------------------------------------------------------------------
Merrill Lynch & Co.
  2.46%                                        12/03/02      100,000       100,000,000
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
MEDIUM TERM NOTES-(CONTINUED)

Morgan Stanley
  1.96%(g)                                     02/21/03   $  195,000   $   195,000,000
--------------------------------------------------------------------------------------
  1.92%(g)                                     03/03/03      200,000       200,000,000
--------------------------------------------------------------------------------------
  2.08%(b)                                     03/13/03       22,500        22,526,949
--------------------------------------------------------------------------------------
  2.17%(g)                                     04/07/03       71,000        71,089,079
--------------------------------------------------------------------------------------
  2.01%(b)                                     05/05/03       92,000        92,136,787
--------------------------------------------------------------------------------------
Toyota Motor Credit Corp. (Japan)
  1.92%(g)                                     09/30/02      100,000       100,000,000
--------------------------------------------------------------------------------------
Unilever N.V. (Netherlands)
  1.94%(b)                                     06/18/03      150,000       150,107,338
======================================================================================
    Total Medium Term Notes (Cost
      $1,954,098,452)                                                    1,954,098,452
______________________________________________________________________________________
======================================================================================
PROMISSORY NOTES-5.22%
Goldman Sachs Group, L.P.
  2.02%                                        10/10/02      400,000       400,000,000
--------------------------------------------------------------------------------------
  2.06%                                        11/05/02      355,000       355,000,000
--------------------------------------------------------------------------------------
  2.05%                                        12/13/02      190,000       190,000,000
--------------------------------------------------------------------------------------
  2.00%                                        12/16/02      175,000       175,000,000
--------------------------------------------------------------------------------------
  2.05%                                        01/27/03      300,000       300,000,000
--------------------------------------------------------------------------------------
  2.02%                                        02/03/03      300,000       300,000,000
--------------------------------------------------------------------------------------
  2.04%                                        02/27/03       28,000        28,000,000
--------------------------------------------------------------------------------------
  2.06%                                        03/21/03      200,000       200,000,000
======================================================================================
    Total Promissory Notes (Cost
      $1,948,000,000)                                                    1,948,000,000
______________________________________________________________________________________
======================================================================================
TIME DEPOSITS-7.39%
ABN AMRO-Cayman (Netherlands)
  1.78%                                        09/03/02      500,000       500,000,000
--------------------------------------------------------------------------------------
BNP Paribas-Cayman (France)
  1.78%                                        09/03/02      400,000       400,000,000
--------------------------------------------------------------------------------------
Deutsche Bank-Cayman (Germany)
  1.88%                                        09/03/02        5,000         5,000,000
--------------------------------------------------------------------------------------
Dresdner Bank-Cayman (Germany)
  1.78%                                        09/03/02      400,000       400,000,000
--------------------------------------------------------------------------------------
Regions Bank-Cayman
  1.78%                                        09/03/02      246,451       246,450,663
--------------------------------------------------------------------------------------
Societe Generale-Cayman (France)
  1.78%                                        09/03/02      500,000       500,000,000
--------------------------------------------------------------------------------------
Westdeutsche Landesbank-Cayman (Germany)
  1.88%                                        09/03/02      205,000       205,000,000
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
TIME DEPOSITS-(CONTINUED)

Wells Fargo Bank Minnesota, NA-Cayman
  1.75%                                        09/03/02   $  500,000   $   500,000,000
======================================================================================
    Total Time Deposits (Cost $2,756,450,663)                            2,756,450,663
______________________________________________________________________________________
======================================================================================
OTHER SHORT-TERM OBLIGATIONS-0.27%

PUTTABLE RESET SECURITIES-0.27%

Merck & Co., Inc.; PURS Notes,
  4.54%()                                      02/24/03       50,000        50,510,496
--------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.; Unsec. Unsub. PURS
  Notes
  4.88%()                                      06/01/03       50,000        50,855,099
======================================================================================
    Total Other Short-Term Obligations (Cost
      $101,365,595)                                                        101,365,595
======================================================================================
    Total Investments Excluding Repurchase
      Agreements (Cost $26,466,579,407)                                 26,466,579,407
______________________________________________________________________________________
======================================================================================
REPURCHASE AGREEMENTS(n)-29.89%
Bank of America Securities LLC
  1.89%(o)                                     09/03/02    1,500,000     1,500,000,000
--------------------------------------------------------------------------------------
Barclays Capital Inc. (United Kingdom)
  1.83%(p)                                     09/03/02      498,709       498,709,301
--------------------------------------------------------------------------------------
  1.89%(q)                                     09/03/02      424,559       424,559,333
--------------------------------------------------------------------------------------
BMO Nesbitt Burns Corp. (Canada)
  1.88%(r)                                     09/03/02       70,000        70,000,000
--------------------------------------------------------------------------------------
BNP Capital Markets, LLC (France)
  1.89%(s)                                     09/03/02    1,483,479     1,483,479,412
--------------------------------------------------------------------------------------
Deutsche Bank Securities Inc. (Germany)
  1.88%(t)                                     09/03/02      197,592       197,591,709
--------------------------------------------------------------------------------------
First Union Capital Markets
  1.89%(u)                                     09/03/02      750,000       750,000,000
--------------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.
  1.89%(v)                                     09/03/02      500,000       500,000,000
--------------------------------------------------------------------------------------
J.P. Morgan Securities Inc.
  1.89%(w)                                     09/03/02    1,000,000     1,000,000,000
--------------------------------------------------------------------------------------
Salomon Smith Barney Inc.
  1.88%(x)                                     09/03/02      370,000       370,000,000
--------------------------------------------------------------------------------------
Societe Generale (France)
  1.89%(y)                                     09/03/02      100,000       100,000,000
--------------------------------------------------------------------------------------
UBS Warburg (Switzerland)
  1.89%(z)                                     09/03/02    1,000,000     1,000,000,000
--------------------------------------------------------------------------------------
  1.89%(aa)                                    09/03/02    3,000,000     3,000,000,000
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

Westdeutsche Landesbank Girozentrale
  (Germany)
  1.89%(ab)                                    09/03/02   $  260,377   $   260,377,345
======================================================================================
    Total Repurchase Agreements (Cost
      $11,154,717,100)                                                  11,154,717,100
______________________________________________________________________________________
======================================================================================
TOTAL INVESTMENTS (Cost
  $37,621,296,507)(ac)-100.81%                                          37,621,296,507
______________________________________________________________________________________
======================================================================================
OTHER ASSETS LESS LIABILITIES-(0.81%)                                     (302,351,002)
______________________________________________________________________________________
======================================================================================
NET ASSETS-100.00%                                                     $37,318,945,505
______________________________________________________________________________________
======================================================================================

Investment Abbreviations:

ABS     - Asset Backed Security
IDR     - Industrial Revenue Bonds
LOC     - Letter of Credit
PCR     - Pollution Control Revenue Bonds
PURS    - Puttable Reset Securities
RB      - Revenue Bonds
Unsec.  - Unsecured
Unsub.  - Unsubordinated
144A    - Represents a security issued under Rule 144A and may be resold to qualified institutional buyers.

Notes to Schedule of Investments

(a) Security is traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rates are redetermined quarterly. Rate shown is the rate in effect on 08/31/02.
(c) Interest rates are redetermined weekly. Rate shown is the rate in effect on 08/31/02.
(d) Demand security; payable upon demand by the Fund with usually no more than seven calendar day's notice.
(e) Secured by bond insurance provided by one of the following companies: AMBAC Assurance Corp., MBIA Insurance Co., or Financial Security Assurance.
(f) Principal and interest payments are guaranteed by the letter of credit agreement.
(g) Interest rates are redetermined daily. Rate shown is the rate in effect on 08/31/02.
(h) Interest rates are redetermined monthly. Rate shown is the rate in effect on 08/31/02.
(i) Principal and interest payments are guaranteed by the corporate guarantor.
(j) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon seven business day's notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/02.
(k) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/02.
(l) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based on the timing of the demand. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/02.
(m) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day oral notice for up to 10% of outstanding amount, otherwise, upon seven business day written notice for more than 10% of outstanding balance. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/02.
(n) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(o) Repurchase agreement entered into 08/30/02 with a maturing value of $1,500,315,000. Collateralized by $1,505,721,242 U.S. Government
    obligations, 6.50% due 08/01/32 with a market value at 08/31/02 of $1,530,000,000.
(p) Joint repurchase agreement entered into 08/30/02 with a maturing value of $1,000,203,333. Collateralized by $827,780,000 U.S. Government obligations, 3.25% to 8.88% due 12/31/03 to 04/15/28 with an aggregate market value at 08/31/02 of $1,020,001,124.
(q) Joint repurchase agreement entered into 08/30/02 with a maturing value of $844,594,415. Collateralized by $815,907,000 U.S. Government obligations, 0% to 7.13% due 09/20/02 to 06/15/10 with an aggregate market value at 08/31/02 of $861,306,304.
(r) Joint repurchase agreement entered into 08/30/02 with a maturing value of $200,041,778. Collateralized by $289,194,000 U.S. Government obligations, 0% to 3.07% due 10/02/02 to 02/27/27 with an aggregate market value at 08/31/02 of $204,000,111.
(s) Joint repurchase agreement entered into 08/30/02 with a maturing value of $2,000,420,000. Collateralized by $1,940,631,000 U.S. Government
    obligations, 0% to 7.10% due 09/24/02 to 07/15/32 with an aggregate market value at 08/31/02 of $2,040,000,401.
(t) Joint repurchase agreement entered into 08/30/02 with a maturing value of $2,000,417,778. Collateralized by $1,980,041,000 U.S. Government
    obligations, 0% to 6.38% due 11/27/02 to 11/15/11 with an aggregate market value at 08/31/02 of $2,040,000,361.
(u) Repurchase agreement entered into 08/30/02 with a maturing value of $750,157,500. Collateralized by $730,492,148 U.S. Government obligations, 4.88% to 9.00% due 05/15/07 to 08/01/32 with an aggregate market value at 08/31/02 of $765,001,176.
(v) Repurchase agreement entered into 08/30/02 with a maturing value of $500,105,000. Collateralized by $490,740,448 U.S. Government obligations, 0% to 7.00% due 06/01/23 to 06/01/40 with an aggregate market value at 08/31/02 of $510,000,743.
(w) Repurchase agreement entered into 08/30/02 with a maturing value of $1,000,210,000. Collateralized by $1,007,519,331 U.S. Government
    obligations, 3.20% to 9.50% due 11/29/04 to 09/01/32 with an aggregate market value at 08/31/02 of $1,020,148,955.
(x) Joint repurchase agreement entered into 08/30/02 with a maturing value of $500,104,444. Collateralized by $493,735,000 U.S. Government obligations, 0% to 7.25% due 05/15/03 to 05/15/12 with an aggregate market value at 08/31/02 of $515,726,787.
(y) Repurchase agreement entered into 08/30/02 with a maturing value of $100,021,000. Collateralized by $134,512,275 U.S. Government obligations, 0% to 12.50% due 01/15/08 to 03/01/31 with an aggregate market value at 08/31/02 of $102,409,935.
(z) Repurchase agreement entered into 08/30/02 with a maturing value of $1,000,210,000. Collateralized by $980,731,619 U.S. Government obligations, 5.50% to 11.00% due 04/01/09 to 08/01/32 with an aggregate market value at 08/31/02 of $1,020,001,588.
(aa)Joint repurchase agreement entered into 08/30/02 with a maturing value of $3,700,777,000. Collateralized by $3,814,978,000 U.S. Government
    obligations, 0% to 8.13% due 12/04/03 to 07/15/32 with an aggregate market value at 08/31/02 of $3,774,002,125.
(ab)Joint repurchase agreement entered into 08/30/02 with a maturing value of $325,068,250. Collateralized by $319,800,734 U.S. Government obligations, 3.87% to 7.50% due 11/01/10 to 05/01/41 with an aggregate market value at 08/31/02 of $331,500,000.
(ac)Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

AUGUST 31, 2002

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                            $26,466,579,407
-----------------------------------------------------------------------------
Repurchase agreements                                          11,154,717,100
-----------------------------------------------------------------------------
Receivables for:
  Investments sold                                                    953,074
-----------------------------------------------------------------------------
  Interest                                                         82,285,629
-----------------------------------------------------------------------------
Investment for deferred compensation plan                             235,646
-----------------------------------------------------------------------------
Other assets                                                           47,160
=============================================================================
    Total assets                                               37,704,818,016
_____________________________________________________________________________
=============================================================================

LIABILITIES:

Payables for:
  Investments purchased                                           322,415,000
-----------------------------------------------------------------------------
  Dividends                                                        58,968,806
-----------------------------------------------------------------------------
  Deferred compensation plan                                          235,646
-----------------------------------------------------------------------------
Accrued custodian fees                                              1,026,750
-----------------------------------------------------------------------------
Accrued distribution fees                                             997,349
-----------------------------------------------------------------------------
Accrued directors' fees                                                31,357
-----------------------------------------------------------------------------
Accrued transfer agent fees                                           874,311
-----------------------------------------------------------------------------
Accrued operating expenses                                          1,323,292
=============================================================================
    Total liabilities                                             385,872,511
=============================================================================
Net assets applicable to shares outstanding                   $37,318,945,505
_____________________________________________________________________________
=============================================================================

NET ASSETS:

Institutional Class                                           $29,122,702,342
_____________________________________________________________________________
=============================================================================
Private Investment Class                                      $   808,457,110
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                     $    30,277,422
_____________________________________________________________________________
=============================================================================
Cash Management Class                                         $ 5,760,074,331
_____________________________________________________________________________
=============================================================================
Reserve Class                                                 $    51,279,011
_____________________________________________________________________________
=============================================================================
Resource Class                                                $ 1,546,155,289
_____________________________________________________________________________
=============================================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Class                                            29,120,777,396
_____________________________________________________________________________
=============================================================================
Private Investment Class                                          808,379,947
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                          30,276,384
_____________________________________________________________________________
=============================================================================
Cash Management Class                                           5,759,698,458
_____________________________________________________________________________
=============================================================================
Reserve Class                                                      51,278,823
_____________________________________________________________________________
=============================================================================
Resource Class                                                  1,546,077,894
_____________________________________________________________________________
=============================================================================
Net asset value, offering and redemption price per share for
  each class                                                  $          1.00
_____________________________________________________________________________
=============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED AUGUST 31, 2002

INVESTMENT INCOME:

Interest                                                      $928,277,269
==========================================================================

EXPENSES:

Advisory fees                                                   62,470,457
--------------------------------------------------------------------------
Administrative services fees                                     1,576,395
--------------------------------------------------------------------------
Custodian fees                                                   2,344,293
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       6,202,091
--------------------------------------------------------------------------
  Personal Investment Class                                        149,818
--------------------------------------------------------------------------
  Cash Management Class                                          5,729,907
--------------------------------------------------------------------------
  Reserve Class                                                    261,146
--------------------------------------------------------------------------
  Resource Class                                                 3,135,732
--------------------------------------------------------------------------
Transfer agent fees                                              6,788,150
--------------------------------------------------------------------------
Directors' fees                                                    210,962
--------------------------------------------------------------------------
Other                                                            2,819,021
==========================================================================
    Total expenses                                              91,687,972
==========================================================================
Less: Fees waived                                              (34,962,248)
--------------------------------------------------------------------------
    Net expenses                                                56,725,724
==========================================================================
Net investment income                                          871,551,545
==========================================================================
Net realized gain from investment securities                       929,565
==========================================================================
Net increase in net assets resulting from operations          $872,481,110
__________________________________________________________________________
==========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED AUGUST 31, 2002 AND 2001

                                                               2002               2001
                                                          ---------------    ---------------
OPERATIONS:

  Net investment income                                   $   871,551,545    $ 1,774,540,033
--------------------------------------------------------------------------------------------
  Net realized gain from investment securities                    929,565          1,329,954
============================================================================================
    Net increase in net assets resulting from operations      872,481,110      1,775,869,987
============================================================================================
Distributions to shareholders from net investment
  income:
  Institutional Class                                        (699,238,125)    (1,378,986,654)
--------------------------------------------------------------------------------------------
  Private Investment Class                                    (23,638,000)       (55,993,893)
--------------------------------------------------------------------------------------------
  Personal Investment Class                                      (309,171)          (928,046)
--------------------------------------------------------------------------------------------
  Cash Management Class                                      (117,705,827)      (280,619,189)
--------------------------------------------------------------------------------------------
  Reserve Class                                                  (285,587)          (112,523)
--------------------------------------------------------------------------------------------
  Resource Class                                              (30,374,835)       (57,899,728)
--------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                       2,349,669,794      9,418,251,261
--------------------------------------------------------------------------------------------
  Private Investment Class                                   (481,056,789)       337,156,023
--------------------------------------------------------------------------------------------
  Personal Investment Class                                    18,347,438         (2,250,390)
--------------------------------------------------------------------------------------------
  Cash Management Class                                       260,027,687      1,971,296,794
--------------------------------------------------------------------------------------------
  Reserve Class                                                46,109,690          2,674,691
--------------------------------------------------------------------------------------------
  Resource Class                                              276,712,399        166,866,497
============================================================================================
    Net increase in net assets                              2,470,739,784     11,895,324,830
============================================================================================
NET ASSETS:

  Beginning of year                                        34,848,205,721     22,952,880,891
============================================================================================
  End of year                                             $37,318,945,505    $34,848,205,721
____________________________________________________________________________________________
============================================================================================
NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)              $37,316,489,404    $34,846,678,683
--------------------------------------------------------------------------------------------
  Undistributed net investment income                                (502)                --
--------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities                                                  2,456,603          1,527,038
============================================================================================
                                                          $37,318,945,505    $34,848,205,721
____________________________________________________________________________________________
============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Liquid Assets Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Co. (the "Company"). The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Company is organized as a Maryland corporation consisting of three separate portfolios. The Fund consists of six different classes of shares that have commenced operations: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The Fund does not expect to realize any long-term capital gains and losses.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets of the Fund. Effective September 9, 2002, AIM has voluntarily agreed to limit fund operating expenses, excluding Rule 12b-1 distribution fees, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements, if any, to 0.114%. This limitation may be terminated or modified at any time. For the year ended August 31, 2002, AIM waived fees of $31,235,229.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2002, AIM was paid $1,576,395 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended August 31, 2002, AFS retained $6,247,046 for such services.

  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Company, FMC acts as the exclusive distributor of the Fund's shares. The Company has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, and 0.87%, respectively, of the average daily net assets attributable to such class. For the year ended August 31, 2002, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $3,721,254, $100,616, $4,583,926, $210,146 and
$3,135,732, respectively, as compensation under the Plan, and FMC waived fees of $3,727,019.

  Certain officers and directors of the Company are officers and directors of AIM, FMC, and AFS.

  During the year ended August 31, 2002, the Fund paid legal fees of $99,087 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3--DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions to Shareholders:

The tax character of distributions paid during the years ended August 31, 2002 and 2001 were as follows:

                                                                  2002            2001
                                                              ------------   --------------
Distributions paid from ordinary income                       $871,551,545   $1,774,540,033
___________________________________________________________________________________________
===========================================================================================


Tax Components of Capital:

As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                 $     3,083,315
-----------------------------------------------------------------------------
Temporary book/tax differences                                       (627,214)
-----------------------------------------------------------------------------
Capital (par value and additional paid-in)                     37,316,489,404
=============================================================================
                                                              $37,318,945,505
_____________________________________________________________________________
=============================================================================


  Temporary book/tax differences are primarily a result of timing differences for recognition of directors' deferred compensation and retirement plan expenses.

NOTE 5--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of prior year reclassifications on August 31, 2002, undistributed net investment income was decreased by $502 and paid-in capital increased by $502. This reclassification has no effect on the net assets of the Fund.

NOTE 6--CAPITAL STOCK

Changes in capital stock during the years ended August 31, 2002 and 2001 were as follows:

                                            2002                                   2001
                            ------------------------------------   ------------------------------------
                                 SHARES             AMOUNT              SHARES             AMOUNT
                            ----------------   -----------------   ----------------   -----------------
Sold:
  Institutional Class        586,514,671,312   $ 586,514,671,312    399,509,142,238   $ 399,509,142,238
-------------------------------------------------------------------------------------------------------
  Private Investment Class    17,787,233,352      17,787,233,352     12,233,301,324      12,233,301,324
-------------------------------------------------------------------------------------------------------
  Personal Investment
    Class                        135,176,893         135,176,893        120,589,236         120,589,236
-------------------------------------------------------------------------------------------------------
  Cash Management Class       93,169,483,414      93,169,483,414     89,653,200,894      89,653,200,894
-------------------------------------------------------------------------------------------------------
  Reserve Class                  132,778,052         132,778,052         30,335,661          30,335,661
-------------------------------------------------------------------------------------------------------
  Resource Class              11,871,763,813      11,871,763,813      9,184,680,641       9,184,680,641
-------------------------------------------------------------------------------------------------------
Issued as reinvestment of
  dividends:
  Institutional Class            191,080,549         191,080,549        252,383,598         252,383,598
-------------------------------------------------------------------------------------------------------
  Private Investment Class         9,235,046           9,235,046         17,505,606          17,505,606
-------------------------------------------------------------------------------------------------------
  Personal Investment
    Class                            222,812             222,812            696,703             696,703
-------------------------------------------------------------------------------------------------------
  Cash Management Class           84,049,065          84,049,065        199,465,681         199,465,681
-------------------------------------------------------------------------------------------------------
  Reserve Class                      217,048             217,048             53,183              53,183
-------------------------------------------------------------------------------------------------------
  Resource Class                  27,437,407          27,437,407         55,351,835          55,351,835
-------------------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class       (584,356,082,067)   (584,356,082,067)  (390,343,274,575)   (390,343,274,575)
-------------------------------------------------------------------------------------------------------
  Private Investment Class   (18,277,525,187)    (18,277,525,187)   (11,913,650,907)    (11,913,650,907)
-------------------------------------------------------------------------------------------------------
  Personal Investment
    Class                       (117,052,267)       (117,052,267)      (123,536,329)       (123,536,329)
-------------------------------------------------------------------------------------------------------
  Cash Management Class      (92,993,504,792)    (92,993,504,792)   (87,881,369,781)    (87,881,369,781)
-------------------------------------------------------------------------------------------------------
  Reserve Class                  (86,885,410)        (86,885,410)       (27,714,153)        (27,714,153)
-------------------------------------------------------------------------------------------------------
  Resource Class             (11,622,488,821)    (11,622,488,821)    (9,073,165,979)     (9,073,165,979)
=======================================================================================================
                               2,469,810,219   $   2,469,810,219     11,893,994,876   $  11,893,994,876
_______________________________________________________________________________________________________
=======================================================================================================

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                     CASH MANAGEMENT CLASS
                                ---------------------------------------------------------------
                                                     YEAR ENDED AUGUST 31,
                                ---------------------------------------------------------------
                                   2002            2001         2000         1999        1998
                                ----------      ----------   ----------   ----------   --------
Net asset value, beginning of
  period                        $     1.00      $     1.00   $     1.00   $     1.00   $   1.00
-----------------------------------------------------------------------------------------------
Net investment income                 0.02            0.05         0.06         0.05       0.06
-----------------------------------------------------------------------------------------------
Less distributions from net
  investment income                  (0.02)          (0.05)       (0.06)       (0.05)     (0.06)
===============================================================================================
Net asset value, end of period  $     1.00      $     1.00   $     1.00   $     1.00   $   1.00
_______________________________________________________________________________________________
===============================================================================================
Total return                          2.08%           5.45%        6.04%        5.09%      5.66%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                $5,760,074      $5,499,916   $3,528,435   $1,078,777   $655,975
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers                    0.19%(a)        0.18%        0.17%        0.17%      0.16%
-----------------------------------------------------------------------------------------------
  Without fee waivers                 0.29%(a)        0.29%        0.29%        0.28%      0.28%
_______________________________________________________________________________________________
===============================================================================================
Ratio of net investment income
  to average net assets               2.04%(a)        5.11%        5.96%        4.94%      5.51%
_______________________________________________________________________________________________
===============================================================================================

(a)  Ratios are based on average daily net assets of $5,729,906,526.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders
Short-Term Investments Co.:

  We have audited the accompanying statement of assets and liabilities of Liquid Assets Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 2002, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or periods in the three-year period ended August 31, 2000 have been audited by other auditors, whose report dated October 6, 2000 expressed an unqualified opinion on such financial highlights.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liquid Assets Portfolio as of August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 20, 2002

DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

As of December 31, 2001

The address of each director and officer of Short-Term Investments Co. is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

---------------------------------------------------------------------------------------------------------------
                                DIRECTOR   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND         AND/OR                                                   HELD BY DIRECTOR
POSITION(S) HELD WITH           OFFICER
THE COMPANY                     SINCE
---------------------------------------------------------------------------------------------------------------

INTERESTED PERSON

Robert H. Graham* - 1946         1993      Chairman, President and Chief Executive       None
Director, Chairman and                     Officer, A I M Management Group Inc.
President                                  (financial services holding company);
                                           Chairman and President, A I M Advisors,
                                           Inc. (registered investment advisor);
                                           Director and Senior Vice President, A I M
                                           Capital Management, Inc. (registered
                                           investment advisor); Chairman, A I M
                                           Distributors, Inc. (registered broker
                                           dealer), A I M Fund Services, Inc.
                                           (registered transfer agent) and Fund
                                           Management Company (registered broker
                                           dealer); and Director and Vice Chairman,
                                           AMVESCAP PLC (parent of AIM and a global
                                           investment management firm)

INDEPENDENT DIRECTORS

Frank S. Bayley - 1939           2001      Of Counsel, law firm of Baker & McKenzie      Badgley Funds, Inc.
Director                                                                                 (registered investment
                                                                                         company)

Bruce L. Crockett - 1944         1993      Chairman, Crockett Technology Associates      ACE Limited (insurance
Director                                   (technology consulting company)               company); and
                                                                                         Captaris, Inc.
                                                                                         (unified messaging
                                                                                         provider)

Albert R. Dowden - 1941          2000      Chairman, Cortland Trust, Inc. (registered    None
Director                                   investment company) and DHJ Media, Inc.;
                                           Director, Magellan Insurance Company;
                                           Member of Advisory Board of Rotary Power
                                           International (designer, manufacturer, and
                                           seller of rotary power engines); formerly,
                                           Director, President and CEO, Volvo Group
                                           North America, Inc.; and director of
                                           various affiliated Volvo companies

Edward K. Dunn, Jr. - 1935       1998      Formerly, Chairman, Mercantile Mortgage       None
Director                                   Corp.; Vice Chairman, President and Chief
                                           Operating Officer, Mercantile-Safe Deposit
                                           & Trust Co.; and President, Mercantile
                                           Bankshares Corp.

Jack M. Fields - 1952            1997      Chief Executive Officer, Twenty First         Administaff
Director                                   Century Group, Inc. (government affairs
                                           company)

Carl Frischling - 1937           1993      Partner, law firm of Kramer Levin Naftalis    Cortland Trust, Inc.
Director                                   and Frankel LLP                               (registered investment
                                                                                         company)

Prema Mathai-Davis - 1950        1998      Formerly, Chief Executive Officer, YWCA of    None
Director                                   the USA

Lewis F. Pennock - 1942          1993      Partner, law firm of Pennock & Cooper         None
Director

Ruth H. Quigley - 1935           2001      Retired                                       None
Director

Louis S. Sklar - 1939            1993      Executive Vice President, Development and     None
Director                                   Operations, Hines Interests Limited
                                           Partnership (real estate development
                                           company)

 * Mr. Graham is considered an interested person of the fund because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Company.

--------------------------------------------------------------------------------

As of December 31, 2001

The address of each director and officer of Short-Term Investments Co. is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities if any.

-----------------------------------------------------------------------------------------------------------
                            DIRECTOR   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND     AND/OR                                                   HELD BY DIRECTOR
POSITION(S) HELD WITH       OFFICER
THE COMPANY                 SINCE
-----------------------------------------------------------------------------------------------------------

OTHER OFFICERS

Gary T. Crum - 1947          1993      Director and President, A I M Capital         N/A
Senior Vice President                  Management, Inc.; Director and Executive
                                       Vice President, A I M Management Group
                                       Inc.; Director and Senior Vice President,
                                       A I M Advisors, Inc.; and Director, A I M
                                       Distributors, Inc. and AMVESCAP PLC

Carol F. Relihan - 1954      1993      Director, Senior Vice President, General      N/A
Senior Vice President and              Counsel and Secretary, A I M Advisors, Inc.
Secretary                              and A I M Management Group Inc.; Director,
                                       Vice President and General Counsel, Fund
                                       Management Company; and Vice President,
                                       A I M Fund Services, Inc., A I M Capital
                                       Management, Inc. and A I M Distributors,
                                       Inc.

Melville B. Cox - 1943       1993      Vice President and Chief Compliance           N/A
Vice President                         Officer, A I M Advisors, Inc. and A I M
                                       Capital Management, Inc.; and Vice
                                       President, A I M Fund Services, Inc.

Karen Dunn Kelley - 1960     1993      Senior Vice President, A I M Capital          N/A
Vice President                         Management, Inc.; Director and President,
                                       Fund Management Company; and Vice
                                       President, A I M Advisors, Inc.

Dana R. Sutton - 1959        1993      Vice President and Fund Treasurer, A I M      N/A
Vice President and                     Advisors, Inc.
Treasurer
The Statement of Additional Information of the Company includes additional information about the Fund's
Directors and is available upon request, without charge, by calling 1.800.347.4246.
-----------------------------------------------------------------------------------------------------------

OFFICE OF THE FUND      INVESTMENT ADVISOR       DISTRIBUTOR          AUDITORS
11 Greenway Plaza       A I M Advisors, Inc.     Fund Management      Tait, Weller &
Suite 100               11 Greenway Plaza        Company              Baker
Houston, TX 77046       Suite 100                11 Greenway Plaza    1818 Market Street
                        Houston, TX 77046        Suite 100            Philadelphia, PA
                                                 Houston, TX          19103
                                                 77046-1173

COUNSEL TO THE FUND     COUNSEL TO THE           TRANSFER AGENT       CUSTODIAN
                        DIRECTORS
Ballard Spahr                                    A I M Fund           The Bank of New
Andrews & Ingersoll,    Kramer, Levin, Naftalis  Services, Inc.       York
LLP                     & Frankel LLP            P.O. Box 4739        90 Washington
1735 Market Street      919 Third Avenue         Houston, TX          Street, 11th Floor
Philadelphia, PA 19103  New York, NY 10022       77210-4739           New York, NY 10286

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)

Of the ordinary dividends paid, 0.05% was derived from U.S. Treasury
Obligations.

                         ANNUAL REPORT / AUGUST 31, 2002

                       SHORT-TERM INVESTMENTS CO. (STIC)

                             LIQUID ASSETS PORTFOLIO

                               INSTITUTIONAL CLASS


         This report may be distributed only to current shareholders or to persons who have received a current prospectus.

LAP-AR-1


[Fund Management Company(SM)
Logo Appears Here]

[AIM LOGO APPEARS HERE]
--Registered Trademark--

                           LETTER TO OUR SHAREHOLDERS

                     DEAR SHAREHOLDER:

[PHOTO OF            This is the report on the Institutional Class of Short-Term
ROBERT H.            Investments Co.'s Liquid Assets Portfolio for the fiscal
GRAHAM]              year ended August 31, 2002.

                         The first half of the fiscal year was characterized by
                     economic weakness, declining interest rates and a horrific terrorist attack against the United States. The second half of the fiscal year was characterized by a slowly recovering economy, stable interest rates, wild stock price fluctuations, allegations of corporate governance and accounting misdeeds, plus the growing threat of war between the United States and Iraq.

                         As the fiscal year began, the economy was weakening
                     and the U.S. Federal Reserve (the Fed) was aggressively cutting short-term interest rates to bolster growth. In the third quarter of 2001, gross domestic product (GDP), the broadest measure of economic activity, contracted, and in November the National Bureau of Economic Research declared that the economy had slipped into a manufacturing-led recession in March 2001. While the events of September 11 exacerbated economic weakness and unemployment, consumer spending remained surprisingly strong.

    Short-term interest rates began the fiscal year at 3.75% and ended it at 1.75%, the lowest rate since 1961.

    These and other influences caused many investors to exit the stock market and seek relative safety in money market funds or fixed income investments--even though historically low interest rates depressed yields on such investments. Inflows into money market funds and fixed income investments were strong for the fiscal year as a whole.

YOUR INVESTMENT PORTFOLIO

Amidst an uncertain and volatile market environment, the fund continued to provide attractive income and safety of principal. The fund's weighted average maturity (WAM) remained in the 35-day to 55-day range during the 12 months ended August 31, 2002. As of the end of the reporting period, the WAM stood at 54 days, and seven-day yield for the Institutional Class was 1.82%. Total net assets in the Institutional Class stood at $29.1 billion. Had the advisor not waived fees, performance would have been lower.

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit-rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three


YIELDS AS OF 8/31/02

================================================================================

                                                              Seven-Day
                                           Monthly Yield        Yield
Liquid Assets Portfolio                         1.80%           1.82%
Institutional Class
iMoneyNet Money Fund Averages--Trademark--      1.48%           1.49%
First-Tier Institutions Only
iMoneyNet Money Fund Averages--Trademark--      1.43%           1.45%
Total Institutions Only

The seven-day yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet, Inc. First Tier Institutional category consists of 269 funds that invest in any allowable 2a-7 investment, except second tier commercial paper. The iMoneyNet, Inc. Total Institutions Only category consists of 579 funds with a minimum initial investment of $100,000 or funds that are only open to institutions.

================================================================================

                                                                     (continued)
nationally recognized ratings agencies, according to iMoneyNet Financial Data, Inc.

    The Liquid Assets Portfolio invests solely in securities rated "first-tier" as defined in Rule 2a-7 under the Investment Company Act of 1940. Its objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Using a modified barbell maturity structure, portfolio management emphasizes superior credit quality in buying money market securities such as commercial paper and selected repurchase agreement securities. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

As the fiscal year drew to a close, the economy was recovering--but there was uncertainty about the pace of that recovery. First quarter 2002 GDP grew at a robust annualized rate of 5.0%, but second quarter GDP growth was a modest 1.3%. In its July Beige Book report, the Fed reported modest and uneven growth across sectors and regions, mixed retail sales, an improving manufacturing industry, and a relatively stable labor market.

    Together with the lack of any inflationary threat, these signals are likely to prompt the Fed to wait for more definitive data before adjusting interest rates up or down.

    AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

                            MONTHLY YIELD COMPARISON
    Year ended 8/31/02 (Yields are monthly yields for the month-ends shown.)

                                  [LINE GRAPH]

====================================================================================================================================
                Short Term Investments Co                           iMoneyNet                             iMoneyNet
                 Liquid Assets Portfolio                 Money Fund Averages--Trademark--    Money Fund Averages--Trademark--
                   Institutional Class                    First-Tier Institutions Only           Total Institutions Only

                           YIELD                                       YIELD                                 YIELD
9/01                        3.39                                        3.11                                  3.01
10/01                       2.83                                        2.58                                  2.47
11/01                       2.42                                        2.17                                  2.08
12/01                       2.12                                        1.87                                  1.79
1/02                        1.95                                         1.7                                  1.63
2/02                        1.92                                        1.61                                  1.56
3/02                        1.88                                        1.57                                  1.52
4/02                        1.87                                        1.57                                  1.51
5/02                        1.84                                        1.53                                  1.48
6/02                        1.84                                        1.52                                  1.47
7/02                        1.82                                        1.49                                  1.44
8/02                         1.8%                                       1.48%                                 1.43%
====================================================================================================================================

                      WEIGHTED AVERAGE MATURITY COMPARISON
                               Year ended 8/31/02

                                  [LINE GRAPH]


====================================================================================================================================
                Short Term Investments Co                           iMoneyNet                              iMoneyNet
                 Liquid Assets Portfolio                 Money Fund Averages--Trademark--       Money Fund Averages--Trademark--
                   Institutional Class                    First-Tier Institutions Only             Total Institutions Only

                              DAYS                                     DAYS                                   DAYS

9/01                           50                                       52                                     54
10/01                          48                                       53                                     54
11/01                          51                                       54                                     54
12/01                          51                                       53                                     54
1/02                           48                                       53                                     53
2/02                           40                                       53                                     54
3/02                           42                                       53                                     54
4/02                           46                                       55                                     56
5/02                           45                                       55                                     56
6/02                           54                                       55                                     57
7/02                           41                                       53                                     55
8/02                           54                                       53                                     55

Source: iMoneyNet Financial Data, Inc. iMoneyNet Money Fund Report for weighted average maturities. IBC Money Fund Insight for average monthly yields.
====================================================================================================================================

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002


                                                             PAR
                                               MATURITY     (000)           VALUE
COMMERCIAL PAPER-17.77%(a)
FINANCIAL-17.71%

ASSET BACKED SECURITIES-COMMERCIAL
  LOANS/LEASES-2.94%

Atlantis One Funding Corp.-144A
  1.98%                                        09/03/02   $  150,695   $   150,678,424
--------------------------------------------------------------------------------------
  1.96%                                        09/24/02       94,729        94,610,681
--------------------------------------------------------------------------------------
  1.97%                                        10/01/02      120,000       119,803,000
--------------------------------------------------------------------------------------
  2.03%                                        10/18/02       76,101        75,899,311
--------------------------------------------------------------------------------------
  1.99%                                        11/05/02      118,761       118,334,285
--------------------------------------------------------------------------------------
  1.99%                                        11/06/02       92,954        92,614,873
--------------------------------------------------------------------------------------
  2.02%                                        11/07/02      139,502       138,977,550
--------------------------------------------------------------------------------------
  1.98%                                        12/02/02      150,000       149,241,000
--------------------------------------------------------------------------------------
Stellar Funding Group, Inc.-144A
  1.81%                                        09/27/02       19,989        19,962,870
--------------------------------------------------------------------------------------
  1.81%                                        09/30/02      101,024       100,876,701
--------------------------------------------------------------------------------------
  1.80%                                        10/02/02       34,862        34,807,964
======================================================================================
                                                                         1,095,806,659
======================================================================================

ASSET BACKED SECURITIES-CONSUMER
  RECEIVABLES-0.49%

Old Line Funding Corp.-144A
  1.80%                                        10/02/02       35,478        35,423,009
--------------------------------------------------------------------------------------
  1.80%                                        10/21/02       50,286        50,160,285
--------------------------------------------------------------------------------------
Thunder Bay Funding Inc.-144A
  1.80%                                        09/12/02       30,147        30,130,419
--------------------------------------------------------------------------------------
  1.80%                                        10/01/02       49,043        48,969,435
--------------------------------------------------------------------------------------
  1.80%                                        10/07/02       19,118        19,083,588
======================================================================================
                                                                           183,766,736
======================================================================================

ASSET BACKED SECURITIES-FULLY BACKED-2.29%

Aquinas Funding LLC-144A (Rabobank-ABS
  Program Sponsor)
  1.81%                                        09/09/02       75,000        74,969,833
--------------------------------------------------------------------------------------
  2.04%                                        09/10/02      110,000       109,943,900
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
ASSET BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Enterprise Funding Corp.-144A (Bank of
  America N.A.-ABS Program Sponsor)
  1.81%                                        09/16/02   $   13,418   $    13,407,881
--------------------------------------------------------------------------------------
  1.71%                                        10/07/02       19,482        19,448,686
--------------------------------------------------------------------------------------
Kitty Hawk Funding Corp.-144A (Bank of
  America N.A.-ABS Program Sponsor)
  1.80%                                        09/13/02       20,601        20,588,639
--------------------------------------------------------------------------------------
Newport Funding Corp.-144A (Deutsche Bank-ABS
  Program Sponsor)
  1.80%                                        09/10/02      100,000        99,955,000
--------------------------------------------------------------------------------------
  1.80%                                        09/11/02      100,000        99,950,000
--------------------------------------------------------------------------------------
  2.04%                                        09/16/02      100,000        99,915,000
--------------------------------------------------------------------------------------
Tulip Funding Corp.-144A (ABN AMRO Bank
  N.V.-ABS Program Sponsor)
  1.80%                                        09/11/02      110,169       110,113,916
--------------------------------------------------------------------------------------
  1.80%                                        09/18/02      108,105       108,013,111
--------------------------------------------------------------------------------------
Variable Funding Capital Corp.-144A (Wachovia
  Bank N.A.-ABS Program Sponsor)
  1.97%                                        04/04/03      100,000        98,823,472
======================================================================================
                                                                           855,129,438
======================================================================================

ASSET BACKED SECURITIES-MULTI-PURPOSE-5.29%

Amsterdam Funding Corp.-144A
  1.80%                                        09/20/02       75,000        74,928,750
--------------------------------------------------------------------------------------
  1.80%                                        11/25/02       50,000        49,787,500
--------------------------------------------------------------------------------------
  1.77%                                        12/23/02      100,000        99,444,417
--------------------------------------------------------------------------------------
Clipper Receivables Corp.
  1.81%                                        09/05/02       60,000        59,987,933
--------------------------------------------------------------------------------------
Edison Asset Securitization, LLC-144A
  1.91%                                        10/02/02       80,000        79,868,422
--------------------------------------------------------------------------------------
  1.91%                                        10/04/02      150,000       149,737,375
--------------------------------------------------------------------------------------
  2.10%                                        10/07/02      125,000       124,737,500
--------------------------------------------------------------------------------------
  2.05%                                        10/08/02      100,000        99,789,306
--------------------------------------------------------------------------------------
  1.80%                                        10/09/02      137,910       137,647,971
--------------------------------------------------------------------------------------
  2.05%                                        10/09/02      100,000        99,783,611
--------------------------------------------------------------------------------------
  1.80%                                        10/11/02      150,000       149,700,000
--------------------------------------------------------------------------------------
  1.98%                                        11/06/02      100,000        99,637,000
--------------------------------------------------------------------------------------
Mont Blanc Capital Corp.-144A
  1.80%                                        09/12/02      150,000       149,917,500
--------------------------------------------------------------------------------------
Preferred Receivables Funding Corp.-144A
  1.80%                                        09/12/02       12,523        12,516,112
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
ASSET BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Quincy Capital Corp.-144A
  1.80%                                        09/06/02   $   44,311   $    44,299,922
--------------------------------------------------------------------------------------
Receivables Capital Corp.-144A
  1.80%                                        09/18/02       63,319        63,265,179
--------------------------------------------------------------------------------------
Sheffield Receivables Corp.-144A
  1.74%                                        09/05/02      100,000        99,980,667
--------------------------------------------------------------------------------------
  1.74%                                        09/09/02      100,000        99,961,333
--------------------------------------------------------------------------------------
  2.01%                                        11/21/02       31,160        31,019,079
--------------------------------------------------------------------------------------
Windmill Funding Corp.-144A
  1.80%                                        09/20/02      100,000        99,905,000
--------------------------------------------------------------------------------------
  1.80%                                        11/25/02       50,000        49,787,500
--------------------------------------------------------------------------------------
  1.77%                                        12/23/02      100,000        99,444,417
======================================================================================
                                                                         1,975,146,494
======================================================================================

ASSET BACKED SECURITIES-TRADE
  RECEIVABLES-2.19%

Bills Securitization Ltd.
  2.00%                                        10/29/02       90,000        89,710,000
--------------------------------------------------------------------------------------
  2.02%                                        11/15/02       44,500        44,312,729
--------------------------------------------------------------------------------------
  2.02%                                        11/18/02      150,000       149,343,500
--------------------------------------------------------------------------------------
  2.03%                                        11/26/02      100,000        99,515,056
--------------------------------------------------------------------------------------
FCAR Owner Trust
  1.80%                                        10/21/02      100,000        99,750,000
--------------------------------------------------------------------------------------
  1.80%                                        10/23/02       50,000        49,870,000
--------------------------------------------------------------------------------------
  1.80%                                        11/12/02      100,000        99,640,000
--------------------------------------------------------------------------------------
  1.80%                                        11/14/02      100,000        99,630,000
--------------------------------------------------------------------------------------
  1.77%                                        12/20/02       85,000        84,540,292
======================================================================================
                                                                           816,311,577
======================================================================================

BANKS-2.00%

Banque et Caisse d'Epargne de l'Etat
  (Luxembourg)
  2.04%                                        02/05/03      150,000       148,665,500
--------------------------------------------------------------------------------------
  1.98%                                        02/07/03      100,000        99,125,500
--------------------------------------------------------------------------------------
Citicorp
  1.78%                                        11/04/02      200,000       199,367,111
--------------------------------------------------------------------------------------
  1.78%                                        11/05/02       50,000        49,839,306
--------------------------------------------------------------------------------------
Dresdner U.S. Finance, Inc. (Germany)
  1.80%                                        10/07/02      150,000       149,730,000
--------------------------------------------------------------------------------------
  2.10%                                        10/18/02      100,000        99,725,833
======================================================================================
                                                                           746,453,250
======================================================================================


                                                             PAR
                                               MATURITY     (000)           VALUE

DIVERSIFIED FINANCIAL SERVICES-2.51%

BP Capital Markets PLC (United Kingdom)
  2.00%                                        11/06/02   $  100,000   $    99,633,333
--------------------------------------------------------------------------------------
General Electric Capital Corp.
  1.91%                                        09/03/02      440,000       439,953,311
--------------------------------------------------------------------------------------
General Electric Capital Services, Inc.
  2.00%                                        12/04/02       20,000        19,895,556
--------------------------------------------------------------------------------------
  2.00%                                        12/05/02       50,000        49,736,111
--------------------------------------------------------------------------------------
  2.00%                                        12/06/02       50,000        49,733,333
--------------------------------------------------------------------------------------
  2.08%                                        12/09/02      150,000       149,142,000
--------------------------------------------------------------------------------------
Salomon Smith Barney Holdings Inc.
  1.80%                                        09/17/02      127,657       127,554,874
======================================================================================
                                                                           935,648,518
======================================================================================
    Total Financial                                                      6,608,262,672
______________________________________________________________________________________
======================================================================================
INDUSTRIALS-0.06%

INDUSTRIAL CONGLOMERATES-0.06%

General Electric Co.
  2.03%                                        09/11/02       22,000        21,987,594
======================================================================================
    Total Industrials                                                       21,987,594
______________________________________________________________________________________
======================================================================================
    Total Commercial Paper (Cost
      $6,630,250,266)                                                    6,630,250,266
______________________________________________________________________________________
======================================================================================
U.S. GOVERNMENT AGENCY SECURITIES-3.72%

FEDERAL FARM CREDIT BANK-0.33%

Bonds,
  2.30%                                        08/06/03       50,000        50,000,000
--------------------------------------------------------------------------------------
  1.80%                                        09/03/03       75,000        75,000,000
======================================================================================
                                                                           125,000,000
======================================================================================

FEDERAL HOME LOAN BANK-3.21%

Unsec. Bonds,
  2.11%                                        08/12/03      129,000       129,000,000
--------------------------------------------------------------------------------------
  2.25%                                        08/14/03      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.00%                                        08/27/03      200,000       200,000,000
--------------------------------------------------------------------------------------
  2.00%                                        09/02/03      350,000       350,000,000
--------------------------------------------------------------------------------------
  2.00%                                        09/12/03      185,000       185,000,000
--------------------------------------------------------------------------------------
  2.07%                                        09/17/03       85,000        85,000,000
--------------------------------------------------------------------------------------
  2.07%                                        09/23/03      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.08%                                        09/26/03       50,000        50,000,000
======================================================================================
                                                                         1,199,000,000
======================================================================================


                                                             PAR
                                               MATURITY     (000)           VALUE

OVERSEAS PRIVATE INVESTMENT CORP.-0.18%

Floating Rate Notes,
  1.80%(b)                                     01/15/09   $   65,787   $    65,786,500
======================================================================================
    Total U.S. Government Agency Securities
      (Cost $1,389,786,500)                                              1,389,786,500
______________________________________________________________________________________
======================================================================================
U.S. TREASURY BILLS-0.27%
1.54%(a)                                       01/16/03      100,000        99,413,944
======================================================================================
    Total U.S. Treasury Bills (Cost
      $99,413,944)                                                          99,413,944
______________________________________________________________________________________
======================================================================================
VARIABLE RATE DEMAND NOTES-3.41%

INSURED-1.33%(c)(d)(e)

Alaska State Housing Finance Corp.; Series B
  RB
  1.85%                                        12/01/36       10,000        10,000,000
--------------------------------------------------------------------------------------
Baptist Health System of South Florida;
  Series RB
  1.80%                                        05/15/17       16,895        16,895,000
--------------------------------------------------------------------------------------
  1.80%                                        05/15/25       23,500        23,500,000
--------------------------------------------------------------------------------------
Berks (County of) Industrial Development
  Authority (Lutheran Services Northeast);
  Series B IDR
  1.92%                                        01/01/28        5,990         5,990,000
--------------------------------------------------------------------------------------
California Housing Finance Agency; Series K
  RB
  1.74%                                        08/01/31       24,695        24,695,000
--------------------------------------------------------------------------------------
Connecticut State Housing Financing Authority
  (Housing Mortgage Finance Program); RB
  1.82%                                        11/15/16       50,650        50,650,000
--------------------------------------------------------------------------------------
  1.85%                                        05/15/33       20,000        20,000,000
--------------------------------------------------------------------------------------
Florida Housing Finance Corp. (Affordable
  Housing); Series A RB
  1.75%                                        01/01/45       27,850        27,850,000
--------------------------------------------------------------------------------------
  1.80%                                        01/01/47       38,620        38,620,000
--------------------------------------------------------------------------------------
Loanstar Asset Partners II; RB
  1.85%                                        08/01/37      200,000       200,000,000
--------------------------------------------------------------------------------------
Michigan State Housing Development Authority;
  Series C RB
  1.85%                                        12/01/20        2,090         2,090,000
--------------------------------------------------------------------------------------
New Jersey Sports & Exhibition Authority;
  Series C RB
  1.86%                                        03/01/05       16,235        16,235,000
--------------------------------------------------------------------------------------
New Orleans (City of) Pension; RB
  1.80%                                        09/01/30       33,760        33,760,000
--------------------------------------------------------------------------------------
Omaha (City of) (Riverfront Redevelopment);
  Series B RB
  1.91%                                        02/01/26       10,235        10,235,000
--------------------------------------------------------------------------------------
Rhode Island State Student Loan Authority;
  Series 4 RB
  1.80%                                        12/01/34       15,000        15,000,000
======================================================================================
                                                                           495,520,000
======================================================================================


                                                             PAR
                                               MATURITY     (000)           VALUE

LETTER OF CREDIT GUARANTEED-2.05%(d)(f)

Advocare of South Carolina; Series 1997 Bonds
  (LOC-Wachovia Bank N.A.)
  1.81%(c)                                     06/01/17   $    4,400   $     4,400,000
--------------------------------------------------------------------------------------
American Association of Retired Persons;
  Notes (LOC-Bank of America N.A.)
  1.90%(c)                                     05/01/31       11,000        11,000,000
--------------------------------------------------------------------------------------
Arkansas Development Finance Authority
  (Potlatch Corp. Projects); Industrial
  Facilities Series B IDR (LOC-Bank of
  America N.A.)
  1.86%(c)                                     08/01/30       14,450        14,450,000
--------------------------------------------------------------------------------------
B. Braun Medical Inc.; Bonds (LOC-Wachovia
  Bank N.A.)
  1.87%(c)                                     02/01/15       48,185        48,185,000
--------------------------------------------------------------------------------------
Belk, Inc.; Series 1998 Bonds (LOC-Wachovia
  Bank N.A.)
  1.87%(c)                                     07/01/08       91,030        91,030,000
--------------------------------------------------------------------------------------
Berks (County of) Industrial Development
  Authority (Giorgi Mushroom Co.); Series B
  IDR (LOC-First Union National Bank)
  1.82%(c)                                     07/01/12        3,535         3,535,000
--------------------------------------------------------------------------------------
Botsford (City of) General Hospital; Series A
  RB
  (LOC-Michigan National Bank)
  1.85%(g)                                     02/15/27       10,100        10,100,000
--------------------------------------------------------------------------------------
Brazos River Authority (TXU Energy Co. LLC
  Project);
  Series H PCR (LOC-Chase Manhattan Bank)
  1.82%(c)                                     12/01/36       30,820        30,820,000
--------------------------------------------------------------------------------------
  Series I PCR (LOC-Wachovia Bank N.A.)
  1.82%(c)                                     12/01/36       62,920        62,920,000
--------------------------------------------------------------------------------------
Brosis Finance, LLC; Bonds (LOC-Wachovia Bank
  N.A.)
  1.81%(c)                                     09/01/19       18,800        18,800,000
--------------------------------------------------------------------------------------
Capital One Funding Corp.; Floating Rate
  Notes (LOC-Bank One N.A.)
  1.90%(c)                                     07/01/20       11,753        11,753,000
--------------------------------------------------------------------------------------
  1.90%(c)                                     09/01/20       15,857        15,857,000
--------------------------------------------------------------------------------------
Chatham Capital Corp.; Floating Rate Notes
  (LOC-Bank One N.A.)
  1.90%(c)                                     07/01/20       15,300        15,300,000
--------------------------------------------------------------------------------------
Conair Corp.; Notes (LOC-Wachovia Bank N.A.)
  1.87%(h)                                     09/01/12        9,815         9,815,000
--------------------------------------------------------------------------------------
Dome Corp.; Floating Rate Notes (LOC-Wachovia
  Bank N.A.)
  1.86%(c)                                     08/31/16       10,735        10,735,000
--------------------------------------------------------------------------------------
Gulf States Paper Corp.; Unsec. Bonds
  (LOC-Wachovia Bank N.A.)
  1.81%(c)                                     11/01/18       25,000        25,000,000
--------------------------------------------------------------------------------------
La Mirada California Industrial Development
  Authority (Rykoff-Sexton, Inc. Project);
  IDR (LOC-Bank One N.A.)
  1.90%(c)                                     12/01/26        5,200         5,200,000
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
LETTER OF CREDIT GUARANTEED-(CONTINUED)

Madison Wisconsin Community Development
  Authority (Overture Development Corp.); RB
  (LOC-Bank One Milwaukee N.A.; Firstar Bank
  N.A.; M&I Marshall & Ilsley; Northern Trust
  Company)
  1.90%(c)                                     06/01/36   $  115,000   $   115,000,000
--------------------------------------------------------------------------------------
Mississippi Business Finance Corp. (Telepak
  Inc. Project); IDR (LOC-Wachovia Bank N.A.)
  1.82%(c)                                     05/01/17       20,000        20,000,000
--------------------------------------------------------------------------------------
Missouri State Health & Educational
  Facilities Authority (Bethesda Health
  Group); Series B RB (LOC-U.S. Bank N.A.)
  1.85%(g)                                     08/01/31       18,540        18,540,000
--------------------------------------------------------------------------------------
New York (City of) Housing Development Corp.
  (Chelsea Centro); RB (LOC-Bayerische
  Landesbank)
  1.81%(c)                                     06/01/33        8,700         8,700,000
--------------------------------------------------------------------------------------
Osprey Properties Ltd.; Floating Rate Notes
  (LOC-Wells Fargo)
  1.90%(h)                                     06/01/27        6,000         6,000,000
--------------------------------------------------------------------------------------
R.G. Ray Corp.; Series 2000 Bonds
  (LOC-LaSalle Bank N.A.)
  1.90%(c)                                     01/15/15        4,020         4,020,000
--------------------------------------------------------------------------------------
Richmond (City of) Redevelopment & Housing
  Authority Project (Old Manchester); Series
  B RB (LOC-Wachovia Bank N.A.)
  1.90%(h)                                     12/01/25        1,590         1,590,000
--------------------------------------------------------------------------------------
Roman Catholic Diocese of Raleigh; Series A
  RB (LOC-Bank of America N.A.)
  1.87%(c)                                     06/01/18        7,500         7,500,000
--------------------------------------------------------------------------------------
Sabine River Authority (TXU Energy Co. LLC
  Project); Series E PCR (LOC-Chase Manhattan
  Bank)
  1.82%(c)                                     12/01/36       44,615        44,615,000
--------------------------------------------------------------------------------------
San Jose (City of) Redevelopment Agency
  (Merged Area); RB (LOC-Bank of New York)
  Series G,
  1.90%(c)                                     08/01/29        8,000         8,000,000
--------------------------------------------------------------------------------------
  Series H,
  1.85%(c)                                     08/01/29       16,100        16,100,000
--------------------------------------------------------------------------------------
Shepherd Capital LLC; Floating Rate Series
  96A Notes (LOC-Standard Federal Bank)
  1.92%(c)                                     10/01/46        5,915         5,915,000
--------------------------------------------------------------------------------------
Southeastern Retirement Association, Inc.;
  Bonds (LOC-Wachovia Bank N.A.)
  1.87%(c)                                     08/01/19           60            60,000
--------------------------------------------------------------------------------------
South Carolina Educational Facilities
  Authority for Private Nonprofit
  Institutions (Anderson College); Series C
  RB (LOC-Wachovia Bank N.A.)
  1.92%(c)                                     10/01/23        3,470         3,470,000
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
LETTER OF CREDIT GUARANTEED-(CONTINUED)

TP Racing L.L.L.P.; Floating Rate Notes
  (LOC-Bank One Trust Co. N.A.)
  1.90%(c)                                     06/01/30   $   29,430   $    29,430,000
--------------------------------------------------------------------------------------
Union (County of) (Del-Tin Fiber LLC
  Project); IDR (LOC-Bank One Chicago N.A.)
  1.90%(c)                                     10/01/27       34,400        34,400,000
--------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; Notes (LOC-Wachovia Bank N.A.)
  1.87%(c)                                     07/01/26       49,100        49,100,000
--------------------------------------------------------------------------------------
Wake Forest University; Floating Rate Series
  1997 Bonds (LOC-Wachovia Bank N.A.)
  1.81%(c)                                     07/01/17        3,800         3,800,000
======================================================================================
                                                                           765,140,000
======================================================================================

CORPORATE GUARANTEED-0.03%

Mississippi Business Finance Corp. (General
  Electric Plastics Project); IDR
  1.80%(d)(h)(i)                               02/01/23       12,000        12,000,000
======================================================================================
    Total Variable Rate Demand Notes (Cost
      $1,272,660,000)                                                    1,272,660,000
______________________________________________________________________________________
======================================================================================
ASSET BACKED NOTES-1.80%

COMMERCIAL, LOANS/LEASES-0.23%

Caterpillar Financial Asset Trust
  1.82%                                        07/25/03       85,347        85,347,383
======================================================================================

CONSUMER RECEIVABLES-0.56%

Honda Auto Receivables Owner Trust
  1.82%                                        08/18/03       68,315        68,314,855
--------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust
  1.70%                                        09/08/03      142,000       142,000,000
======================================================================================
                                                                           210,314,855
======================================================================================

FULLY BACKED-1.01%

Americredit Automobile Receivables Trust(e)
  1.71%                                        09/08/03       85,000        85,000,000
--------------------------------------------------------------------------------------
Drive Auto Receivables Trust(e)
  1.88%                                        07/15/03       30,611        30,611,236
--------------------------------------------------------------------------------------
Household Automotive Trust(e)
  1.77%                                        09/17/03      150,000       150,000,000
--------------------------------------------------------------------------------------
Residential Asset Securities Corp.(e)
  1.73%                                        08/25/03       25,000        25,000,000
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
FULLY BACKED-(CONTINUED)

Triad Auto Receivables Owner Trust(e)
  1.72%                                        09/12/03   $   87,000   $    87,000,000
======================================================================================
                                                                           377,611,236
======================================================================================
    Total Asset Backed Notes (Cost
      $673,273,474)                                                        673,273,474
______________________________________________________________________________________
======================================================================================
CERTIFICATES OF DEPOSIT-18.81%
Abbey National PLC (United Kingdom)
  2.46%                                        10/03/02      100,000       100,000,000
--------------------------------------------------------------------------------------
Bank of New York
  1.69%                                        08/11/03      100,000        99,990,607
--------------------------------------------------------------------------------------
Bank of Scotland PLC (United Kingdom)
  3.42%                                        09/11/02       40,000        40,015,295
--------------------------------------------------------------------------------------
  2.58%                                        09/30/02       75,000        75,006,433
--------------------------------------------------------------------------------------
  2.45%                                        10/07/02      100,000       100,000,000
--------------------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom)
  3.38%                                        09/13/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  1.97%                                        09/24/02       18,000        18,000,057
--------------------------------------------------------------------------------------
  1.95%                                        09/25/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  1.96%                                        09/26/02      100,000       100,000,344
--------------------------------------------------------------------------------------
  2.18%                                        09/30/02       50,000        50,000,398
--------------------------------------------------------------------------------------
  2.10%                                        01/10/03      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.00%                                        04/10/03      100,000       100,000,000
--------------------------------------------------------------------------------------
BNP Paribas (France)
  2.11%                                        09/09/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.00%                                        09/27/02      123,500       123,500,000
--------------------------------------------------------------------------------------
  2.16%                                        10/29/02       80,000        80,000,000
--------------------------------------------------------------------------------------
  2.50%                                        12/10/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.25%                                        12/13/02      100,000       100,000,000
--------------------------------------------------------------------------------------
Credit Suisse First Boston (Switzerland)
  2.11%                                        12/30/02       50,000        50,000,000
--------------------------------------------------------------------------------------
  2.11%                                        12/31/02      100,000       100,000,000
--------------------------------------------------------------------------------------
Danske Bank (Denmark)
  2.25%                                        12/13/02       90,000        90,000,000
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
CERTIFICATES OF DEPOSIT-(CONTINUED)

Deutsche Bank AG (Germany)
  3.63%                                        09/06/02   $  100,000   $    99,999,799
--------------------------------------------------------------------------------------
  2.05%                                        09/30/02      100,000        99,990,450
--------------------------------------------------------------------------------------
  2.06%                                        10/30/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.14%                                        10/31/02      100,000       100,013,088
--------------------------------------------------------------------------------------
  2.29%                                        11/19/02      100,000        99,996,784
--------------------------------------------------------------------------------------
  2.01%                                        12/10/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.01%                                        02/18/03      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.04%                                        04/30/03      100,000       100,000,000
--------------------------------------------------------------------------------------
Dexia Banque Belgique (Belgium)
  2.12%                                        11/08/02       12,000        11,999,778
--------------------------------------------------------------------------------------
  2.11%                                        02/11/03      100,000       100,002,232
--------------------------------------------------------------------------------------
Dresdner Bank (Germany)
  2.05%                                        09/12/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.04%                                        10/22/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.05%                                        10/23/02       80,000        80,000,000
--------------------------------------------------------------------------------------
Dresdner Bank-New York (Germany)
  2.57%                                        12/10/02      100,000       100,000,000
--------------------------------------------------------------------------------------
Halifax PLC (United Kingdom)
  1.96%                                        09/23/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  1.94%                                        09/30/02      150,000       150,000,000
--------------------------------------------------------------------------------------
  1.77%                                        12/05/02      150,000       150,000,000
--------------------------------------------------------------------------------------
  1.77%                                        12/06/02      150,000       150,000,000
--------------------------------------------------------------------------------------
  2.29%                                        02/13/03      150,000       150,000,000
--------------------------------------------------------------------------------------
  2.30%                                        02/18/03       50,000        50,000,000
--------------------------------------------------------------------------------------
HBOS Treasury Services PLC (United Kingdom)
  1.80%                                        09/20/02      200,000       200,000,000
--------------------------------------------------------------------------------------
  1.81%                                        11/22/02      150,000       150,000,000
--------------------------------------------------------------------------------------
  1.78%                                        12/27/02      250,000       250,000,000
--------------------------------------------------------------------------------------
  1.78%                                        12/30/02      250,000       250,000,000
--------------------------------------------------------------------------------------
Lloyd's TSB Bank PLC-New York (United
  Kingdom)
  2.03%                                        10/25/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  1.99%                                        11/04/02       50,000        50,000,000
--------------------------------------------------------------------------------------
  2.01%                                        12/09/02       50,000        50,000,000
--------------------------------------------------------------------------------------
  2.16%                                        02/10/03       50,000        50,000,000
--------------------------------------------------------------------------------------
  2.11%                                        02/14/03      100,000       100,002,272
--------------------------------------------------------------------------------------
  2.02%                                        02/19/03      100,000       100,002,343
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
CERTIFICATES OF DEPOSIT-(CONTINUED)

National Australia Bank Ltd. (Australia)
  1.94%                                        09/25/02   $  100,000   $   100,000,000
--------------------------------------------------------------------------------------
  2.50%                                        10/15/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.07%                                        12/20/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.15%                                        02/10/03      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.02%                                        03/24/03       50,000        50,000,000
--------------------------------------------------------------------------------------
  1.87%                                        08/05/03      100,000       100,000,000
--------------------------------------------------------------------------------------
  1.70%                                        08/11/03       50,000        50,000,000
--------------------------------------------------------------------------------------
Rabobank Nederland (Netherlands)
  1.95%                                        09/25/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.51%                                        03/28/03      100,000       100,002,813
--------------------------------------------------------------------------------------
Royal Bank of Scotland PLC (United Kingdom)
  2.10%                                        02/13/03      100,000       100,000,000
--------------------------------------------------------------------------------------
Societe Generale (France)
  2.01%                                        09/27/02       50,000        50,000,337
--------------------------------------------------------------------------------------
  2.11%                                        02/14/03      100,000       100,002,272
--------------------------------------------------------------------------------------
  2.00%                                        04/10/03       50,000        50,000,000
--------------------------------------------------------------------------------------
Svenska Handelsbanken A.B. (Sweden)
  1.89%                                        09/26/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.30%                                        11/19/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.53%                                        11/25/02      100,000        99,997,699
--------------------------------------------------------------------------------------
  2.03%                                        03/24/03      100,000       100,005,581
--------------------------------------------------------------------------------------
  1.87%                                        08/27/03      200,000       200,000,000
--------------------------------------------------------------------------------------
UBS A.G. (Switzerland)
  2.50%                                        10/15/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.10%                                        02/13/03       50,000        50,000,000
--------------------------------------------------------------------------------------
U.S. Bank N.A.-Minneapolis
  2.00%                                        11/04/02      100,000       100,000,000
======================================================================================
    Total Certificates of Deposit (Cost
      $7,018,528,582)                                                    7,018,528,582
______________________________________________________________________________________
======================================================================================
BANK NOTES-1.87%
La Salle Bank N.A.
  1.93%                                        09/23/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.48%                                        10/03/02      100,000        99,999,133
--------------------------------------------------------------------------------------
  2.06%                                        10/15/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.40%                                        12/10/02       80,000        80,000,000
--------------------------------------------------------------------------------------
National City Bank of Indiana(g)
  1.92%                                        01/09/03      100,000        99,998,219
--------------------------------------------------------------------------------------
  1.93%                                        02/28/03      100,000        99,995,068
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
BANK NOTES-(CONTINUED)

U.S. Bank N.A.-North Dakota
  1.74%(g)                                     04/30/03   $  120,000   $   119,963,779
======================================================================================
    Total Bank Notes (Cost $699,956,199)                                   699,956,199
______________________________________________________________________________________
======================================================================================
BANKERS' ACCEPTANCES-0.23%(a)
Wachovia Bank, N.A.
  1.94%                                        11/18/02       20,000        19,915,933
--------------------------------------------------------------------------------------
  1.94%                                        11/19/02       15,000        14,936,142
--------------------------------------------------------------------------------------
  1.94%                                        11/20/02       15,169        15,103,922
--------------------------------------------------------------------------------------
  1.94%                                        11/22/02        7,000         6,969,068
--------------------------------------------------------------------------------------
  1.94%                                        11/25/02        8,000         7,963,356
--------------------------------------------------------------------------------------
  1.94%                                        11/26/02       20,000        19,907,311
======================================================================================
    Total Bankers' Acceptances (Cost
      $84,795,732)                                                          84,795,732
______________________________________________________________________________________
======================================================================================
MASTER NOTE AGREEMENTS-4.92%
J.P. Morgan Securities, Inc.
  1.98%(j)                                     11/04/02      263,000       263,000,000
--------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  1.97%(k)                                          --       350,000       350,000,000
--------------------------------------------------------------------------------------
  2.04%(l)                                     08/18/03      440,000       440,000,000
--------------------------------------------------------------------------------------
Morgan Stanley
  1.95%(m)                                     09/17/02      785,000       785,000,000
======================================================================================
    Total Master Note Agreements (Cost
      $1,838,000,000)                                                    1,838,000,000
______________________________________________________________________________________
======================================================================================
MEDIUM TERM NOTES-5.24%
General Electric Capital Corp.-Series A
  1.76%(h)                                     09/19/02      100,000        99,999,005
--------------------------------------------------------------------------------------
  8.43%                                        11/25/02       25,000        25,339,294
--------------------------------------------------------------------------------------
  1.81%(h)                                     07/09/03      332,900       332,900,000
--------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.(g)
  1.99%                                        09/11/02       60,000        60,000,000
--------------------------------------------------------------------------------------
  1.99%                                        10/15/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  1.99%                                        11/20/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  1.99%                                        12/04/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  1.99%                                        01/23/03       50,000        50,000,000
--------------------------------------------------------------------------------------
Merck & Co. Inc.(h)
  1.77%                                        10/25/02       55,000        55,000,000
--------------------------------------------------------------------------------------
  1.77%                                        11/26/02      100,000       100,000,000
--------------------------------------------------------------------------------------
Merrill Lynch & Co.
  2.46%                                        12/03/02      100,000       100,000,000
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
MEDIUM TERM NOTES-(CONTINUED)

Morgan Stanley
  1.96%(g)                                     02/21/03   $  195,000   $   195,000,000
--------------------------------------------------------------------------------------
  1.92%(g)                                     03/03/03      200,000       200,000,000
--------------------------------------------------------------------------------------
  2.08%(b)                                     03/13/03       22,500        22,526,949
--------------------------------------------------------------------------------------
  2.17%(g)                                     04/07/03       71,000        71,089,079
--------------------------------------------------------------------------------------
  2.01%(b)                                     05/05/03       92,000        92,136,787
--------------------------------------------------------------------------------------
Toyota Motor Credit Corp. (Japan)
  1.92%(g)                                     09/30/02      100,000       100,000,000
--------------------------------------------------------------------------------------
Unilever N.V. (Netherlands)
  1.94%(b)                                     06/18/03      150,000       150,107,338
======================================================================================
    Total Medium Term Notes (Cost
      $1,954,098,452)                                                    1,954,098,452
______________________________________________________________________________________
======================================================================================
PROMISSORY NOTES-5.22%
Goldman Sachs Group, L.P.
  2.02%                                        10/10/02      400,000       400,000,000
--------------------------------------------------------------------------------------
  2.06%                                        11/05/02      355,000       355,000,000
--------------------------------------------------------------------------------------
  2.05%                                        12/13/02      190,000       190,000,000
--------------------------------------------------------------------------------------
  2.00%                                        12/16/02      175,000       175,000,000
--------------------------------------------------------------------------------------
  2.05%                                        01/27/03      300,000       300,000,000
--------------------------------------------------------------------------------------
  2.02%                                        02/03/03      300,000       300,000,000
--------------------------------------------------------------------------------------
  2.04%                                        02/27/03       28,000        28,000,000
--------------------------------------------------------------------------------------
  2.06%                                        03/21/03      200,000       200,000,000
======================================================================================
    Total Promissory Notes (Cost
      $1,948,000,000)                                                    1,948,000,000
______________________________________________________________________________________
======================================================================================
TIME DEPOSITS-7.39%
ABN AMRO-Cayman (Netherlands)
  1.78%                                        09/03/02      500,000       500,000,000
--------------------------------------------------------------------------------------
BNP Paribas-Cayman (France)
  1.78%                                        09/03/02      400,000       400,000,000
--------------------------------------------------------------------------------------
Deutsche Bank-Cayman (Germany)
  1.88%                                        09/03/02        5,000         5,000,000
--------------------------------------------------------------------------------------
Dresdner Bank-Cayman (Germany)
  1.78%                                        09/03/02      400,000       400,000,000
--------------------------------------------------------------------------------------
Regions Bank-Cayman
  1.78%                                        09/03/02      246,451       246,450,663
--------------------------------------------------------------------------------------
Societe Generale-Cayman (France)
  1.78%                                        09/03/02      500,000       500,000,000
--------------------------------------------------------------------------------------
Westdeutsche Landesbank-Cayman (Germany)
  1.88%                                        09/03/02      205,000       205,000,000
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
TIME DEPOSITS-(CONTINUED)

Wells Fargo Bank Minnesota, NA-Cayman
  1.75%                                        09/03/02   $  500,000   $   500,000,000
======================================================================================
    Total Time Deposits (Cost $2,756,450,663)                            2,756,450,663
______________________________________________________________________________________
======================================================================================
OTHER SHORT-TERM OBLIGATIONS-0.27%

PUTTABLE RESET SECURITIES-0.27%

Merck & Co., Inc.; PURS Notes,
  4.54%()                                      02/24/03       50,000        50,510,496
--------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.; Unsec. Unsub. PURS
  Notes
  4.88%()                                      06/01/03       50,000        50,855,099
======================================================================================
    Total Other Short-Term Obligations (Cost
      $101,365,595)                                                        101,365,595
======================================================================================
    Total Investments Excluding Repurchase
      Agreements (Cost $26,466,579,407)                                 26,466,579,407
______________________________________________________________________________________
======================================================================================
REPURCHASE AGREEMENTS(n)-29.89%
Bank of America Securities LLC
  1.89%(o)                                     09/03/02    1,500,000     1,500,000,000
--------------------------------------------------------------------------------------
Barclays Capital Inc. (United Kingdom)
  1.83%(p)                                     09/03/02      498,709       498,709,301
--------------------------------------------------------------------------------------
  1.89%(q)                                     09/03/02      424,559       424,559,333
--------------------------------------------------------------------------------------
BMO Nesbitt Burns Corp. (Canada)
  1.88%(r)                                     09/03/02       70,000        70,000,000
--------------------------------------------------------------------------------------
BNP Capital Markets, LLC (France)
  1.89%(s)                                     09/03/02    1,483,479     1,483,479,412
--------------------------------------------------------------------------------------
Deutsche Bank Securities Inc. (Germany)
  1.88%(t)                                     09/03/02      197,592       197,591,709
--------------------------------------------------------------------------------------
First Union Capital Markets
  1.89%(u)                                     09/03/02      750,000       750,000,000
--------------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.
  1.89%(v)                                     09/03/02      500,000       500,000,000
--------------------------------------------------------------------------------------
J.P. Morgan Securities Inc.
  1.89%(w)                                     09/03/02    1,000,000     1,000,000,000
--------------------------------------------------------------------------------------
Salomon Smith Barney Inc.
  1.88%(x)                                     09/03/02      370,000       370,000,000
--------------------------------------------------------------------------------------
Societe Generale (France)
  1.89%(y)                                     09/03/02      100,000       100,000,000
--------------------------------------------------------------------------------------
UBS Warburg (Switzerland)
  1.89%(z)                                     09/03/02    1,000,000     1,000,000,000
--------------------------------------------------------------------------------------
  1.89%(aa)                                    09/03/02    3,000,000     3,000,000,000
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

Westdeutsche Landesbank Girozentrale
  (Germany)
  1.89%(ab)                                    09/03/02   $  260,377   $   260,377,345
======================================================================================
    Total Repurchase Agreements (Cost
      $11,154,717,100)                                                  11,154,717,100
______________________________________________________________________________________
======================================================================================
TOTAL INVESTMENTS (Cost
  $37,621,296,507)(ac)-100.81%                                          37,621,296,507
______________________________________________________________________________________
======================================================================================
OTHER ASSETS LESS LIABILITIES-(0.81%)                                     (302,351,002)
______________________________________________________________________________________
======================================================================================
NET ASSETS-100.00%                                                     $37,318,945,505
______________________________________________________________________________________
======================================================================================

Investment Abbreviations:

ABS     - Asset Backed Security
IDR     - Industrial Revenue Bonds
LOC     - Letter of Credit
PCR     - Pollution Control Revenue Bonds
PURS    - Puttable Reset Securities
RB      - Revenue Bonds
Unsec.  - Unsecured
Unsub.  - Unsubordinated
144A    - Represents a security issued under Rule 144A and may be resold to qualified institutional buyers.

Notes to Schedule of Investments

(a) Security is traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rates are redetermined quarterly. Rate shown is the rate in effect on 08/31/02.
(c) Interest rates are redetermined weekly. Rate shown is the rate in effect on 08/31/02.
(d) Demand security; payable upon demand by the Fund with usually no more than seven calendar day's notice.
(e) Secured by bond insurance provided by one of the following companies: AMBAC Assurance Corp., MBIA Insurance Co., or Financial Security Assurance.
(f) Principal and interest payments are guaranteed by the letter of credit agreement.
(g) Interest rates are redetermined daily. Rate shown is the rate in effect on 08/31/02.
(h) Interest rates are redetermined monthly. Rate shown is the rate in effect on 08/31/02.
(i) Principal and interest payments are guaranteed by the corporate guarantor.
(j) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon seven business day's notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/02.
(k) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/02.
(l) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based on the timing of the demand. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/02.
(m) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day oral notice for up to 10% of outstanding amount, otherwise, upon seven business day written notice for more than 10% of outstanding balance. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/02.
(n) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(o) Repurchase agreement entered into 08/30/02 with a maturing value of $1,500,315,000. Collateralized by $1,505,721,242 U.S. Government
    obligations, 6.50% due 08/01/32 with a market value at 08/31/02 of $1,530,000,000.
(p) Joint repurchase agreement entered into 08/30/02 with a maturing value of $1,000,203,333. Collateralized by $827,780,000 U.S. Government obligations, 3.25% to 8.88% due 12/31/03 to 04/15/28 with an aggregate market value at 08/31/02 of $1,020,001,124.
(q) Joint repurchase agreement entered into 08/30/02 with a maturing value of $844,594,415. Collateralized by $815,907,000 U.S. Government obligations, 0% to 7.13% due 09/20/02 to 06/15/10 with an aggregate market value at 08/31/02 of $861,306,304.
(r) Joint repurchase agreement entered into 08/30/02 with a maturing value of $200,041,778. Collateralized by $289,194,000 U.S. Government obligations, 0% to 3.07% due 10/02/02 to 02/27/27 with an aggregate market value at 08/31/02 of $204,000,111.
(s) Joint repurchase agreement entered into 08/30/02 with a maturing value of $2,000,420,000. Collateralized by $1,940,631,000 U.S. Government
    obligations, 0% to 7.10% due 09/24/02 to 07/15/32 with an aggregate market value at 08/31/02 of $2,040,000,401.
(t) Joint repurchase agreement entered into 08/30/02 with a maturing value of $2,000,417,778. Collateralized by $1,980,041,000 U.S. Government
    obligations, 0% to 6.38% due 11/27/02 to 11/15/11 with an aggregate market value at 08/31/02 of $2,040,000,361.
(u) Repurchase agreement entered into 08/30/02 with a maturing value of $750,157,500. Collateralized by $730,492,148 U.S. Government obligations, 4.88% to 9.00% due 05/15/07 to 08/01/32 with an aggregate market value at 08/31/02 of $765,001,176.
(v) Repurchase agreement entered into 08/30/02 with a maturing value of $500,105,000. Collateralized by $490,740,448 U.S. Government obligations, 0% to 7.00% due 06/01/23 to 06/01/40 with an aggregate market value at 08/31/02 of $510,000,743.
(w) Repurchase agreement entered into 08/30/02 with a maturing value of $1,000,210,000. Collateralized by $1,007,519,331 U.S. Government
    obligations, 3.20% to 9.50% due 11/29/04 to 09/01/32 with an aggregate market value at 08/31/02 of $1,020,148,955.
(x) Joint repurchase agreement entered into 08/30/02 with a maturing value of $500,104,444. Collateralized by $493,735,000 U.S. Government obligations, 0% to 7.25% due 05/15/03 to 05/15/12 with an aggregate market value at 08/31/02 of $515,726,787.
(y) Repurchase agreement entered into 08/30/02 with a maturing value of $100,021,000. Collateralized by $134,512,275 U.S. Government obligations, 0% to 12.50% due 01/15/08 to 03/01/31 with an aggregate market value at 08/31/02 of $102,409,935.
(z) Repurchase agreement entered into 08/30/02 with a maturing value of $1,000,210,000. Collateralized by $980,731,619 U.S. Government obligations, 5.50% to 11.00% due 04/01/09 to 08/01/32 with an aggregate market value at 08/31/02 of $1,020,001,588.
(aa)Joint repurchase agreement entered into 08/30/02 with a maturing value of $3,700,777,000. Collateralized by $3,814,978,000 U.S. Government
    obligations, 0% to 8.13% due 12/04/03 to 07/15/32 with an aggregate market value at 08/31/02 of $3,774,002,125.
(ab)Joint repurchase agreement entered into 08/30/02 with a maturing value of $325,068,250. Collateralized by $319,800,734 U.S. Government obligations, 3.87% to 7.50% due 11/01/10 to 05/01/41 with an aggregate market value at 08/31/02 of $331,500,000.
(ac)Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

AUGUST 31, 2002

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                            $26,466,579,407
-----------------------------------------------------------------------------
Repurchase agreements                                          11,154,717,100
-----------------------------------------------------------------------------
Receivables for:
  Investments sold                                                    953,074
-----------------------------------------------------------------------------
  Interest                                                         82,285,629
-----------------------------------------------------------------------------
Investment for deferred compensation plan                             235,646
-----------------------------------------------------------------------------
Other assets                                                           47,160
=============================================================================
    Total assets                                               37,704,818,016
_____________________________________________________________________________
=============================================================================

LIABILITIES:

Payables for:
  Investments purchased                                           322,415,000
-----------------------------------------------------------------------------
  Dividends                                                        58,968,806
-----------------------------------------------------------------------------
  Deferred compensation plan                                          235,646
-----------------------------------------------------------------------------
Accrued custodian fees                                              1,026,750
-----------------------------------------------------------------------------
Accrued distribution fees                                             997,349
-----------------------------------------------------------------------------
Accrued directors' fees                                                31,357
-----------------------------------------------------------------------------
Accrued transfer agent fees                                           874,311
-----------------------------------------------------------------------------
Accrued operating expenses                                          1,323,292
=============================================================================
    Total liabilities                                             385,872,511
=============================================================================
Net assets applicable to shares outstanding                   $37,318,945,505
_____________________________________________________________________________
=============================================================================

NET ASSETS:

Institutional Class                                           $29,122,702,342
_____________________________________________________________________________
=============================================================================
Private Investment Class                                      $   808,457,110
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                     $    30,277,422
_____________________________________________________________________________
=============================================================================
Cash Management Class                                         $ 5,760,074,331
_____________________________________________________________________________
=============================================================================
Reserve Class                                                 $    51,279,011
_____________________________________________________________________________
=============================================================================
Resource Class                                                $ 1,546,155,289
_____________________________________________________________________________
=============================================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Class                                            29,120,777,396
_____________________________________________________________________________
=============================================================================
Private Investment Class                                          808,379,947
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                          30,276,384
_____________________________________________________________________________
=============================================================================
Cash Management Class                                           5,759,698,458
_____________________________________________________________________________
=============================================================================
Reserve Class                                                      51,278,823
_____________________________________________________________________________
=============================================================================
Resource Class                                                  1,546,077,894
_____________________________________________________________________________
=============================================================================
Net asset value, offering and redemption price per share for
  each class                                                  $          1.00
_____________________________________________________________________________
=============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED AUGUST 31, 2002

INVESTMENT INCOME:

Interest                                                      $928,277,269
==========================================================================

EXPENSES:

Advisory fees                                                   62,470,457
--------------------------------------------------------------------------
Administrative services fees                                     1,576,395
--------------------------------------------------------------------------
Custodian fees                                                   2,344,293
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       6,202,091
--------------------------------------------------------------------------
  Personal Investment Class                                        149,818
--------------------------------------------------------------------------
  Cash Management Class                                          5,729,907
--------------------------------------------------------------------------
  Reserve Class                                                    261,146
--------------------------------------------------------------------------
  Resource Class                                                 3,135,732
--------------------------------------------------------------------------
Transfer agent fees                                              6,788,150
--------------------------------------------------------------------------
Directors' fees                                                    210,962
--------------------------------------------------------------------------
Other                                                            2,819,021
==========================================================================
    Total expenses                                              91,687,972
==========================================================================
Less: Fees waived                                              (34,962,248)
--------------------------------------------------------------------------
    Net expenses                                                56,725,724
==========================================================================
Net investment income                                          871,551,545
==========================================================================
Net realized gain from investment securities                       929,565
==========================================================================
Net increase in net assets resulting from operations          $872,481,110
__________________________________________________________________________
==========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED AUGUST 31, 2002 AND 2001

                                                               2002               2001
                                                          ---------------    ---------------
OPERATIONS:

  Net investment income                                   $   871,551,545    $ 1,774,540,033
--------------------------------------------------------------------------------------------
  Net realized gain from investment securities                    929,565          1,329,954
============================================================================================
    Net increase in net assets resulting from operations      872,481,110      1,775,869,987
============================================================================================
Distributions to shareholders from net investment
  income:
  Institutional Class                                        (699,238,125)    (1,378,986,654)
--------------------------------------------------------------------------------------------
  Private Investment Class                                    (23,638,000)       (55,993,893)
--------------------------------------------------------------------------------------------
  Personal Investment Class                                      (309,171)          (928,046)
--------------------------------------------------------------------------------------------
  Cash Management Class                                      (117,705,827)      (280,619,189)
--------------------------------------------------------------------------------------------
  Reserve Class                                                  (285,587)          (112,523)
--------------------------------------------------------------------------------------------
  Resource Class                                              (30,374,835)       (57,899,728)
--------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                       2,349,669,794      9,418,251,261
--------------------------------------------------------------------------------------------
  Private Investment Class                                   (481,056,789)       337,156,023
--------------------------------------------------------------------------------------------
  Personal Investment Class                                    18,347,438         (2,250,390)
--------------------------------------------------------------------------------------------
  Cash Management Class                                       260,027,687      1,971,296,794
--------------------------------------------------------------------------------------------
  Reserve Class                                                46,109,690          2,674,691
--------------------------------------------------------------------------------------------
  Resource Class                                              276,712,399        166,866,497
============================================================================================
    Net increase in net assets                              2,470,739,784     11,895,324,830
============================================================================================
NET ASSETS:

  Beginning of year                                        34,848,205,721     22,952,880,891
============================================================================================
  End of year                                             $37,318,945,505    $34,848,205,721
____________________________________________________________________________________________
============================================================================================
NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)              $37,316,489,404    $34,846,678,683
--------------------------------------------------------------------------------------------
  Undistributed net investment income                                (502)                --
--------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities                                                  2,456,603          1,527,038
============================================================================================
                                                          $37,318,945,505    $34,848,205,721
____________________________________________________________________________________________
============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Liquid Assets Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Co. (the "Company"). The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Company is organized as a Maryland corporation consisting of three separate portfolios. The Fund consists of six different classes of shares that have commenced operations: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The Fund does not expect to realize any long-term capital gains and losses.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets of the Fund. Effective September 9, 2002, AIM has voluntarily agreed to limit fund operating expenses, excluding Rule 12b-1 distribution fees, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements, if any, to 0.114%. This limitation may be terminated or modified at any time. For the year ended August 31, 2002, AIM waived fees of $31,235,229.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2002, AIM was paid $1,576,395 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended August 31, 2002, AFS retained $6,247,046 for such services.

  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Company, FMC acts as the exclusive distributor of the Fund's shares. The Company has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, and 0.87%, respectively, of the average daily net assets attributable to such class. For the year ended August 31, 2002, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $3,721,254, $100,616, $4,583,926, $210,146 and
$3,135,732, respectively, as compensation under the Plan, and FMC waived fees of $3,727,019.

  Certain officers and directors of the Company are officers and directors of AIM, FMC, and AFS.

  During the year ended August 31, 2002, the Fund paid legal fees of $99,087 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3--DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions to Shareholders:

The tax character of distributions paid during the years ended August 31, 2002 and 2001 were as follows:

                                                                  2002            2001
                                                              ------------   --------------
Distributions paid from ordinary income                       $871,551,545   $1,774,540,033
___________________________________________________________________________________________
===========================================================================================


Tax Components of Capital:

As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                 $     3,083,315
-----------------------------------------------------------------------------
Temporary book/tax differences                                       (627,214)
-----------------------------------------------------------------------------
Capital (par value and additional paid-in)                     37,316,489,404
=============================================================================
                                                              $37,318,945,505
_____________________________________________________________________________
=============================================================================


  Temporary book/tax differences are primarily a result of timing differences for recognition of directors' deferred compensation and retirement plan expenses.

NOTE 5--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of prior year reclassifications on August 31, 2002, undistributed net investment income was decreased by $502 and paid-in capital increased by $502. This reclassification has no effect on the net assets of the Fund.

NOTE 6--CAPITAL STOCK

Changes in capital stock during the years ended August 31, 2002 and 2001 were as follows:

                                            2002                                   2001
                            ------------------------------------   ------------------------------------
                                 SHARES             AMOUNT              SHARES             AMOUNT
                            ----------------   -----------------   ----------------   -----------------
Sold:
  Institutional Class        586,514,671,312   $ 586,514,671,312    399,509,142,238   $ 399,509,142,238
-------------------------------------------------------------------------------------------------------
  Private Investment Class    17,787,233,352      17,787,233,352     12,233,301,324      12,233,301,324
-------------------------------------------------------------------------------------------------------
  Personal Investment
    Class                        135,176,893         135,176,893        120,589,236         120,589,236
-------------------------------------------------------------------------------------------------------
  Cash Management Class       93,169,483,414      93,169,483,414     89,653,200,894      89,653,200,894
-------------------------------------------------------------------------------------------------------
  Reserve Class                  132,778,052         132,778,052         30,335,661          30,335,661
-------------------------------------------------------------------------------------------------------
  Resource Class              11,871,763,813      11,871,763,813      9,184,680,641       9,184,680,641
-------------------------------------------------------------------------------------------------------
Issued as reinvestment of
  dividends:
  Institutional Class            191,080,549         191,080,549        252,383,598         252,383,598
-------------------------------------------------------------------------------------------------------
  Private Investment Class         9,235,046           9,235,046         17,505,606          17,505,606
-------------------------------------------------------------------------------------------------------
  Personal Investment
    Class                            222,812             222,812            696,703             696,703
-------------------------------------------------------------------------------------------------------
  Cash Management Class           84,049,065          84,049,065        199,465,681         199,465,681
-------------------------------------------------------------------------------------------------------
  Reserve Class                      217,048             217,048             53,183              53,183
-------------------------------------------------------------------------------------------------------
  Resource Class                  27,437,407          27,437,407         55,351,835          55,351,835
-------------------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class       (584,356,082,067)   (584,356,082,067)  (390,343,274,575)   (390,343,274,575)
-------------------------------------------------------------------------------------------------------
  Private Investment Class   (18,277,525,187)    (18,277,525,187)   (11,913,650,907)    (11,913,650,907)
-------------------------------------------------------------------------------------------------------
  Personal Investment
    Class                       (117,052,267)       (117,052,267)      (123,536,329)       (123,536,329)
-------------------------------------------------------------------------------------------------------
  Cash Management Class      (92,993,504,792)    (92,993,504,792)   (87,881,369,781)    (87,881,369,781)
-------------------------------------------------------------------------------------------------------
  Reserve Class                  (86,885,410)        (86,885,410)       (27,714,153)        (27,714,153)
-------------------------------------------------------------------------------------------------------
  Resource Class             (11,622,488,821)    (11,622,488,821)    (9,073,165,979)     (9,073,165,979)
=======================================================================================================
                               2,469,810,219   $   2,469,810,219     11,893,994,876   $  11,893,994,876
_______________________________________________________________________________________________________
=======================================================================================================

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                     INSTITUTIONAL CLASS
                             --------------------------------------------------------------------
                                                    YEAR ENDED AUGUST 31,
                             --------------------------------------------------------------------
                                2002             2001          2000          1999         1998
                             -----------      -----------   -----------   ----------   ----------
Net asset value, beginning
  of period                  $      1.00      $      1.00   $      1.00   $     1.00   $     1.00
-------------------------------------------------------------------------------------------------
Net investment income               0.02             0.05          0.06         0.05         0.06
-------------------------------------------------------------------------------------------------
Less distributions from net
  investment income                (0.02)           (0.05)        (0.06)       (0.05)       (0.06)
=================================================================================================
Net asset value, end of
  period                     $      1.00      $      1.00   $      1.00   $     1.00   $     1.00
_________________________________________________________________________________________________
=================================================================================================
Total return                        2.16%            5.54%         6.12%        5.17%        5.74%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)             $29,122,702      $26,772,308   $17,353,163   $4,541,935   $3,097,539
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to
  average net assets:
  With fee waivers                  0.11%(a)         0.10%         0.09%        0.09%        0.08%
-------------------------------------------------------------------------------------------------
  Without fee waivers               0.19%(a)         0.19%         0.19%        0.18%        0.18%
_________________________________________________________________________________________________
=================================================================================================
Ratio of net investment
  income to average net
  assets                            2.12%(a)         5.19%         6.04%        5.02%        5.59%
_________________________________________________________________________________________________
=================================================================================================

(a)  Ratios are based on average daily net assets of $33,062,690,637.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders
Short-Term Investments Co.:

  We have audited the accompanying statement of assets and liabilities of Liquid Assets Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 2002, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or periods in the three-year period ended August 31, 2000 have been audited by other auditors, whose report dated October 6, 2000 expressed an unqualified opinion on such financial highlights.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liquid Assets Portfolio as of August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 20, 2002

DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

As of December 31, 2001

The address of each director and officer of Short-Term Investments Co. is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

---------------------------------------------------------------------------------------------------------------
                                DIRECTOR   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND         AND/OR                                                   HELD BY DIRECTOR
POSITION(S) HELD WITH           OFFICER
THE COMPANY                     SINCE
---------------------------------------------------------------------------------------------------------------

INTERESTED PERSON

Robert H. Graham* - 1946         1993      Chairman, President and Chief Executive       None
Director, Chairman and                     Officer, A I M Management Group Inc.
President                                  (financial services holding company);
                                           Chairman and President, A I M Advisors,
                                           Inc. (registered investment advisor);
                                           Director and Senior Vice President, A I M
                                           Capital Management, Inc. (registered
                                           investment advisor); Chairman, A I M
                                           Distributors, Inc. (registered broker
                                           dealer), A I M Fund Services, Inc.
                                           (registered transfer agent) and Fund
                                           Management Company (registered broker
                                           dealer); and Director and Vice Chairman,
                                           AMVESCAP PLC (parent of AIM and a global
                                           investment management firm)

INDEPENDENT DIRECTORS

Frank S. Bayley - 1939           2001      Of Counsel, law firm of Baker & McKenzie      Badgley Funds, Inc.
Director                                                                                 (registered investment
                                                                                         company)

Bruce L. Crockett - 1944         1993      Chairman, Crockett Technology Associates      ACE Limited (insurance
Director                                   (technology consulting company)               company); and
                                                                                         Captaris, Inc.
                                                                                         (unified messaging
                                                                                         provider)

Albert R. Dowden - 1941          2000      Chairman, Cortland Trust, Inc. (registered    None
Director                                   investment company) and DHJ Media, Inc.;
                                           Director, Magellan Insurance Company;
                                           Member of Advisory Board of Rotary Power
                                           International (designer, manufacturer, and
                                           seller of rotary power engines); formerly,
                                           Director, President and CEO, Volvo Group
                                           North America, Inc.; and director of
                                           various affiliated Volvo companies

Edward K. Dunn, Jr. - 1935       1998      Formerly, Chairman, Mercantile Mortgage       None
Director                                   Corp.; Vice Chairman, President and Chief
                                           Operating Officer, Mercantile-Safe Deposit
                                           & Trust Co.; and President, Mercantile
                                           Bankshares Corp.

Jack M. Fields - 1952            1997      Chief Executive Officer, Twenty First         Administaff
Director                                   Century Group, Inc. (government affairs
                                           company)

Carl Frischling - 1937           1993      Partner, law firm of Kramer Levin Naftalis    Cortland Trust, Inc.
Director                                   and Frankel LLP                               (registered investment
                                                                                         company)

Prema Mathai-Davis - 1950        1998      Formerly, Chief Executive Officer, YWCA of    None
Director                                   the USA

Lewis F. Pennock - 1942          1993      Partner, law firm of Pennock & Cooper         None
Director

Ruth H. Quigley - 1935           2001      Retired                                       None
Director

Louis S. Sklar - 1939            1993      Executive Vice President, Development and     None
Director                                   Operations, Hines Interests Limited
                                           Partnership (real estate development
                                           company)

 * Mr. Graham is considered an interested person of the fund because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Company.

--------------------------------------------------------------------------------

As of December 31, 2001

The address of each director and officer of Short-Term Investments Co. is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities if any.

-----------------------------------------------------------------------------------------------------------
                            DIRECTOR   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND     AND/OR                                                   HELD BY DIRECTOR
POSITION(S) HELD WITH       OFFICER
THE COMPANY                 SINCE
-----------------------------------------------------------------------------------------------------------

OTHER OFFICERS

Gary T. Crum - 1947          1993      Director and President, A I M Capital         N/A
Senior Vice President                  Management, Inc.; Director and Executive
                                       Vice President, A I M Management Group
                                       Inc.; Director and Senior Vice President,
                                       A I M Advisors, Inc.; and Director, A I M
                                       Distributors, Inc. and AMVESCAP PLC

Carol F. Relihan - 1954      1993      Director, Senior Vice President, General      N/A
Senior Vice President and              Counsel and Secretary, A I M Advisors, Inc.
Secretary                              and A I M Management Group Inc.; Director,
                                       Vice President and General Counsel, Fund
                                       Management Company; and Vice President,
                                       A I M Fund Services, Inc., A I M Capital
                                       Management, Inc. and A I M Distributors,
                                       Inc.

Melville B. Cox - 1943       1993      Vice President and Chief Compliance           N/A
Vice President                         Officer, A I M Advisors, Inc. and A I M
                                       Capital Management, Inc.; and Vice
                                       President, A I M Fund Services, Inc.

Karen Dunn Kelley - 1960     1993      Senior Vice President, A I M Capital          N/A
Vice President                         Management, Inc.; Director and President,
                                       Fund Management Company; and Vice
                                       President, A I M Advisors, Inc.

Dana R. Sutton - 1959        1993      Vice President and Fund Treasurer, A I M      N/A
Vice President and                     Advisors, Inc.
Treasurer
The Statement of Additional Information of the Company includes additional information about the Fund's
Directors and is available upon request, without charge, by calling 1.800.347.4246.
-----------------------------------------------------------------------------------------------------------

OFFICE OF THE FUND      INVESTMENT ADVISOR       DISTRIBUTOR          AUDITORS
11 Greenway Plaza       A I M Advisors, Inc.     Fund Management      Tait, Weller &
Suite 100               11 Greenway Plaza        Company              Baker
Houston, TX 77046       Suite 100                11 Greenway Plaza    1818 Market Street
                        Houston, TX 77046        Suite 100            Philadelphia, PA
                                                 Houston, TX          19103
                                                 77046-1173

COUNSEL TO THE FUND     COUNSEL TO THE           TRANSFER AGENT       CUSTODIAN
                        DIRECTORS
Ballard Spahr                                    A I M Fund           The Bank of New
Andrews & Ingersoll,    Kramer, Levin, Naftalis  Services, Inc.       York
LLP                     & Frankel LLP            P.O. Box 4739        90 Washington
1735 Market Street      919 Third Avenue         Houston, TX          Street, 11th Floor
Philadelphia, PA 19103  New York, NY 10022       77210-4739           New York, NY 10286

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)

Of the ordinary dividends paid, 0.05% was derived from U.S. Treasury
Obligations.

                         ANNUAL REPORT / AUGUST 31, 2002

                        SHORT-TERM INVESTMENTS CO. (STIC)

                             LIQUID ASSETS PORTFOLIO

                            PERSONAL INVESTMENT CLASS

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.

LAP-AR-4


[Fund Management Company(SM)
Logo Appears Here]

[AIM LOGO APPEARS HERE]
--Registered Trademark--

                           LETTER TO OUR SHAREHOLDERS

                     DEAR SHAREHOLDER:

[PHOTO OF            This is the report on the Personal Investment Class of
ROBERT H.            Short-Term Investments Co.'s Liquid Assets Portfolio for
GRAHAM]              the fiscal year ended August 31, 2002.

                         The first half of the fiscal year was characterized by
                     economic weakness, declining interest rates and a horrific terrorist attack against the United States. The second half of the fiscal year was characterized by a slowly recovering economy, stable interest rates, wild stock price fluctuations, allegations of corporate governance and accounting mis-deeds, plus the growing threat of war between the United States and Iraq.

                         As the fiscal year began, the economy was weakening and
                     the U.S. Federal Reserve (the Fed) was aggressively cutting short-term interest rates to bolster growth. In the third quarter of 2001, gross domestic product (GDP), the broadest measure of economic activity, contracted, and in November the National Bureau of Economic Research declared that the economy had slipped into a manufacturing-led recession in March 2001. While the events of September 11 exacerbated economic weakness and unemployment, consumer spending remained surprisingly strong.

    Short-term interest rates began the fiscal year at 3.75% and ended it at 1.75%, the lowest rate since 1961.

    These and other influences caused many investors to exit the stock market and seek relative safety in money market funds or fixed income investments--even though historically low interest rates depressed yields on such investments. Inflows into money market funds and fixed income investments were strong for the fiscal year as a whole.

YOUR INVESTMENT PORTFOLIO

Amidst an uncertain and volatile market environment, the fund continued to provide attractive income and safety of principal. The fund's weighted average maturity (WAM) remained in the 35-day to 55-day range during the 12 months ended August 31, 2002. As of the end of the reporting period, the WAM stood at 54 days, and seven-day yield for the Personal Investment Class was 1.30%. The monthly yield was 1.28%. Total net assets in the Personal Investment Class stood at $30.3 million. Had the advisor and distributor not waived fees, performance would have been lower.

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit-rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies, according to iMoneyNet Financial Data, Inc.


                                                                     (continued)

    The Liquid Assets Portfolio invests solely in securities rated "first-tier" as defined in Rule 2a-7 under the Investment Company Act of 1940. Its objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Using a modified barbell maturity structure, portfolio management emphasizes superior credit quality in buying money market securities such as commercial paper and selected repurchase agreement securities. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

As the fiscal year drew to a close, the economy was recovering--but there was uncertainty about the pace of that recovery. First quarter 2002 GDP grew at a robust annualized rate of 5.0%, but second quarter GDP growth was a modest 1.3%. In its July Beige Book report, the Fed reported modest and uneven growth across sectors and regions, mixed retail sales, an improving manufacturing industry, and a relatively stable labor market.

    Together with the lack of any inflationary threat, these signals are likely to prompt the Fed to wait for more definitive data before adjusting interest rates up or down.

    AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002


                                                             PAR
                                               MATURITY     (000)           VALUE
COMMERCIAL PAPER-17.77%(a)
FINANCIAL-17.71%

ASSET BACKED SECURITIES-COMMERCIAL
  LOANS/LEASES-2.94%

Atlantis One Funding Corp.-144A
  1.98%                                        09/03/02   $  150,695   $   150,678,424
--------------------------------------------------------------------------------------
  1.96%                                        09/24/02       94,729        94,610,681
--------------------------------------------------------------------------------------
  1.97%                                        10/01/02      120,000       119,803,000
--------------------------------------------------------------------------------------
  2.03%                                        10/18/02       76,101        75,899,311
--------------------------------------------------------------------------------------
  1.99%                                        11/05/02      118,761       118,334,285
--------------------------------------------------------------------------------------
  1.99%                                        11/06/02       92,954        92,614,873
--------------------------------------------------------------------------------------
  2.02%                                        11/07/02      139,502       138,977,550
--------------------------------------------------------------------------------------
  1.98%                                        12/02/02      150,000       149,241,000
--------------------------------------------------------------------------------------
Stellar Funding Group, Inc.-144A
  1.81%                                        09/27/02       19,989        19,962,870
--------------------------------------------------------------------------------------
  1.81%                                        09/30/02      101,024       100,876,701
--------------------------------------------------------------------------------------
  1.80%                                        10/02/02       34,862        34,807,964
======================================================================================
                                                                         1,095,806,659
======================================================================================

ASSET BACKED SECURITIES-CONSUMER
  RECEIVABLES-0.49%

Old Line Funding Corp.-144A
  1.80%                                        10/02/02       35,478        35,423,009
--------------------------------------------------------------------------------------
  1.80%                                        10/21/02       50,286        50,160,285
--------------------------------------------------------------------------------------
Thunder Bay Funding Inc.-144A
  1.80%                                        09/12/02       30,147        30,130,419
--------------------------------------------------------------------------------------
  1.80%                                        10/01/02       49,043        48,969,435
--------------------------------------------------------------------------------------
  1.80%                                        10/07/02       19,118        19,083,588
======================================================================================
                                                                           183,766,736
======================================================================================

ASSET BACKED SECURITIES-FULLY BACKED-2.29%

Aquinas Funding LLC-144A (Rabobank-ABS
  Program Sponsor)
  1.81%                                        09/09/02       75,000        74,969,833
--------------------------------------------------------------------------------------
  2.04%                                        09/10/02      110,000       109,943,900
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
ASSET BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Enterprise Funding Corp.-144A (Bank of
  America N.A.-ABS Program Sponsor)
  1.81%                                        09/16/02   $   13,418   $    13,407,881
--------------------------------------------------------------------------------------
  1.71%                                        10/07/02       19,482        19,448,686
--------------------------------------------------------------------------------------
Kitty Hawk Funding Corp.-144A (Bank of
  America N.A.-ABS Program Sponsor)
  1.80%                                        09/13/02       20,601        20,588,639
--------------------------------------------------------------------------------------
Newport Funding Corp.-144A (Deutsche Bank-ABS
  Program Sponsor)
  1.80%                                        09/10/02      100,000        99,955,000
--------------------------------------------------------------------------------------
  1.80%                                        09/11/02      100,000        99,950,000
--------------------------------------------------------------------------------------
  2.04%                                        09/16/02      100,000        99,915,000
--------------------------------------------------------------------------------------
Tulip Funding Corp.-144A (ABN AMRO Bank
  N.V.-ABS Program Sponsor)
  1.80%                                        09/11/02      110,169       110,113,916
--------------------------------------------------------------------------------------
  1.80%                                        09/18/02      108,105       108,013,111
--------------------------------------------------------------------------------------
Variable Funding Capital Corp.-144A (Wachovia
  Bank N.A.-ABS Program Sponsor)
  1.97%                                        04/04/03      100,000        98,823,472
======================================================================================
                                                                           855,129,438
======================================================================================

ASSET BACKED SECURITIES-MULTI-PURPOSE-5.29%

Amsterdam Funding Corp.-144A
  1.80%                                        09/20/02       75,000        74,928,750
--------------------------------------------------------------------------------------
  1.80%                                        11/25/02       50,000        49,787,500
--------------------------------------------------------------------------------------
  1.77%                                        12/23/02      100,000        99,444,417
--------------------------------------------------------------------------------------
Clipper Receivables Corp.
  1.81%                                        09/05/02       60,000        59,987,933
--------------------------------------------------------------------------------------
Edison Asset Securitization, LLC-144A
  1.91%                                        10/02/02       80,000        79,868,422
--------------------------------------------------------------------------------------
  1.91%                                        10/04/02      150,000       149,737,375
--------------------------------------------------------------------------------------
  2.10%                                        10/07/02      125,000       124,737,500
--------------------------------------------------------------------------------------
  2.05%                                        10/08/02      100,000        99,789,306
--------------------------------------------------------------------------------------
  1.80%                                        10/09/02      137,910       137,647,971
--------------------------------------------------------------------------------------
  2.05%                                        10/09/02      100,000        99,783,611
--------------------------------------------------------------------------------------
  1.80%                                        10/11/02      150,000       149,700,000
--------------------------------------------------------------------------------------
  1.98%                                        11/06/02      100,000        99,637,000
--------------------------------------------------------------------------------------
Mont Blanc Capital Corp.-144A
  1.80%                                        09/12/02      150,000       149,917,500
--------------------------------------------------------------------------------------
Preferred Receivables Funding Corp.-144A
  1.80%                                        09/12/02       12,523        12,516,112
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
ASSET BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Quincy Capital Corp.-144A
  1.80%                                        09/06/02   $   44,311   $    44,299,922
--------------------------------------------------------------------------------------
Receivables Capital Corp.-144A
  1.80%                                        09/18/02       63,319        63,265,179
--------------------------------------------------------------------------------------
Sheffield Receivables Corp.-144A
  1.74%                                        09/05/02      100,000        99,980,667
--------------------------------------------------------------------------------------
  1.74%                                        09/09/02      100,000        99,961,333
--------------------------------------------------------------------------------------
  2.01%                                        11/21/02       31,160        31,019,079
--------------------------------------------------------------------------------------
Windmill Funding Corp.-144A
  1.80%                                        09/20/02      100,000        99,905,000
--------------------------------------------------------------------------------------
  1.80%                                        11/25/02       50,000        49,787,500
--------------------------------------------------------------------------------------
  1.77%                                        12/23/02      100,000        99,444,417
======================================================================================
                                                                         1,975,146,494
======================================================================================

ASSET BACKED SECURITIES-TRADE
  RECEIVABLES-2.19%

Bills Securitization Ltd.
  2.00%                                        10/29/02       90,000        89,710,000
--------------------------------------------------------------------------------------
  2.02%                                        11/15/02       44,500        44,312,729
--------------------------------------------------------------------------------------
  2.02%                                        11/18/02      150,000       149,343,500
--------------------------------------------------------------------------------------
  2.03%                                        11/26/02      100,000        99,515,056
--------------------------------------------------------------------------------------
FCAR Owner Trust
  1.80%                                        10/21/02      100,000        99,750,000
--------------------------------------------------------------------------------------
  1.80%                                        10/23/02       50,000        49,870,000
--------------------------------------------------------------------------------------
  1.80%                                        11/12/02      100,000        99,640,000
--------------------------------------------------------------------------------------
  1.80%                                        11/14/02      100,000        99,630,000
--------------------------------------------------------------------------------------
  1.77%                                        12/20/02       85,000        84,540,292
======================================================================================
                                                                           816,311,577
======================================================================================

BANKS-2.00%

Banque et Caisse d'Epargne de l'Etat
  (Luxembourg)
  2.04%                                        02/05/03      150,000       148,665,500
--------------------------------------------------------------------------------------
  1.98%                                        02/07/03      100,000        99,125,500
--------------------------------------------------------------------------------------
Citicorp
  1.78%                                        11/04/02      200,000       199,367,111
--------------------------------------------------------------------------------------
  1.78%                                        11/05/02       50,000        49,839,306
--------------------------------------------------------------------------------------
Dresdner U.S. Finance, Inc. (Germany)
  1.80%                                        10/07/02      150,000       149,730,000
--------------------------------------------------------------------------------------
  2.10%                                        10/18/02      100,000        99,725,833
======================================================================================
                                                                           746,453,250
======================================================================================


                                                             PAR
                                               MATURITY     (000)           VALUE

DIVERSIFIED FINANCIAL SERVICES-2.51%

BP Capital Markets PLC (United Kingdom)
  2.00%                                        11/06/02   $  100,000   $    99,633,333
--------------------------------------------------------------------------------------
General Electric Capital Corp.
  1.91%                                        09/03/02      440,000       439,953,311
--------------------------------------------------------------------------------------
General Electric Capital Services, Inc.
  2.00%                                        12/04/02       20,000        19,895,556
--------------------------------------------------------------------------------------
  2.00%                                        12/05/02       50,000        49,736,111
--------------------------------------------------------------------------------------
  2.00%                                        12/06/02       50,000        49,733,333
--------------------------------------------------------------------------------------
  2.08%                                        12/09/02      150,000       149,142,000
--------------------------------------------------------------------------------------
Salomon Smith Barney Holdings Inc.
  1.80%                                        09/17/02      127,657       127,554,874
======================================================================================
                                                                           935,648,518
======================================================================================
    Total Financial                                                      6,608,262,672
______________________________________________________________________________________
======================================================================================
INDUSTRIALS-0.06%

INDUSTRIAL CONGLOMERATES-0.06%

General Electric Co.
  2.03%                                        09/11/02       22,000        21,987,594
======================================================================================
    Total Industrials                                                       21,987,594
______________________________________________________________________________________
======================================================================================
    Total Commercial Paper (Cost
      $6,630,250,266)                                                    6,630,250,266
______________________________________________________________________________________
======================================================================================
U.S. GOVERNMENT AGENCY SECURITIES-3.72%

FEDERAL FARM CREDIT BANK-0.33%

Bonds,
  2.30%                                        08/06/03       50,000        50,000,000
--------------------------------------------------------------------------------------
  1.80%                                        09/03/03       75,000        75,000,000
======================================================================================
                                                                           125,000,000
======================================================================================

FEDERAL HOME LOAN BANK-3.21%

Unsec. Bonds,
  2.11%                                        08/12/03      129,000       129,000,000
--------------------------------------------------------------------------------------
  2.25%                                        08/14/03      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.00%                                        08/27/03      200,000       200,000,000
--------------------------------------------------------------------------------------
  2.00%                                        09/02/03      350,000       350,000,000
--------------------------------------------------------------------------------------
  2.00%                                        09/12/03      185,000       185,000,000
--------------------------------------------------------------------------------------
  2.07%                                        09/17/03       85,000        85,000,000
--------------------------------------------------------------------------------------
  2.07%                                        09/23/03      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.08%                                        09/26/03       50,000        50,000,000
======================================================================================
                                                                         1,199,000,000
======================================================================================


                                                             PAR
                                               MATURITY     (000)           VALUE

OVERSEAS PRIVATE INVESTMENT CORP.-0.18%

Floating Rate Notes,
  1.80%(b)                                     01/15/09   $   65,787   $    65,786,500
======================================================================================
    Total U.S. Government Agency Securities
      (Cost $1,389,786,500)                                              1,389,786,500
______________________________________________________________________________________
======================================================================================
U.S. TREASURY BILLS-0.27%
1.54%(a)                                       01/16/03      100,000        99,413,944
======================================================================================
    Total U.S. Treasury Bills (Cost
      $99,413,944)                                                          99,413,944
______________________________________________________________________________________
======================================================================================
VARIABLE RATE DEMAND NOTES-3.41%

INSURED-1.33%(c)(d)(e)

Alaska State Housing Finance Corp.; Series B
  RB
  1.85%                                        12/01/36       10,000        10,000,000
--------------------------------------------------------------------------------------
Baptist Health System of South Florida;
  Series RB
  1.80%                                        05/15/17       16,895        16,895,000
--------------------------------------------------------------------------------------
  1.80%                                        05/15/25       23,500        23,500,000
--------------------------------------------------------------------------------------
Berks (County of) Industrial Development
  Authority (Lutheran Services Northeast);
  Series B IDR
  1.92%                                        01/01/28        5,990         5,990,000
--------------------------------------------------------------------------------------
California Housing Finance Agency; Series K
  RB
  1.74%                                        08/01/31       24,695        24,695,000
--------------------------------------------------------------------------------------
Connecticut State Housing Financing Authority
  (Housing Mortgage Finance Program); RB
  1.82%                                        11/15/16       50,650        50,650,000
--------------------------------------------------------------------------------------
  1.85%                                        05/15/33       20,000        20,000,000
--------------------------------------------------------------------------------------
Florida Housing Finance Corp. (Affordable
  Housing); Series A RB
  1.75%                                        01/01/45       27,850        27,850,000
--------------------------------------------------------------------------------------
  1.80%                                        01/01/47       38,620        38,620,000
--------------------------------------------------------------------------------------
Loanstar Asset Partners II; RB
  1.85%                                        08/01/37      200,000       200,000,000
--------------------------------------------------------------------------------------
Michigan State Housing Development Authority;
  Series C RB
  1.85%                                        12/01/20        2,090         2,090,000
--------------------------------------------------------------------------------------
New Jersey Sports & Exhibition Authority;
  Series C RB
  1.86%                                        03/01/05       16,235        16,235,000
--------------------------------------------------------------------------------------
New Orleans (City of) Pension; RB
  1.80%                                        09/01/30       33,760        33,760,000
--------------------------------------------------------------------------------------
Omaha (City of) (Riverfront Redevelopment);
  Series B RB
  1.91%                                        02/01/26       10,235        10,235,000
--------------------------------------------------------------------------------------
Rhode Island State Student Loan Authority;
  Series 4 RB
  1.80%                                        12/01/34       15,000        15,000,000
======================================================================================
                                                                           495,520,000
======================================================================================


                                                             PAR
                                               MATURITY     (000)           VALUE

LETTER OF CREDIT GUARANTEED-2.05%(d)(f)

Advocare of South Carolina; Series 1997 Bonds
  (LOC-Wachovia Bank N.A.)
  1.81%(c)                                     06/01/17   $    4,400   $     4,400,000
--------------------------------------------------------------------------------------
American Association of Retired Persons;
  Notes (LOC-Bank of America N.A.)
  1.90%(c)                                     05/01/31       11,000        11,000,000
--------------------------------------------------------------------------------------
Arkansas Development Finance Authority
  (Potlatch Corp. Projects); Industrial
  Facilities Series B IDR (LOC-Bank of
  America N.A.)
  1.86%(c)                                     08/01/30       14,450        14,450,000
--------------------------------------------------------------------------------------
B. Braun Medical Inc.; Bonds (LOC-Wachovia
  Bank N.A.)
  1.87%(c)                                     02/01/15       48,185        48,185,000
--------------------------------------------------------------------------------------
Belk, Inc.; Series 1998 Bonds (LOC-Wachovia
  Bank N.A.)
  1.87%(c)                                     07/01/08       91,030        91,030,000
--------------------------------------------------------------------------------------
Berks (County of) Industrial Development
  Authority (Giorgi Mushroom Co.); Series B
  IDR (LOC-First Union National Bank)
  1.82%(c)                                     07/01/12        3,535         3,535,000
--------------------------------------------------------------------------------------
Botsford (City of) General Hospital; Series A
  RB
  (LOC-Michigan National Bank)
  1.85%(g)                                     02/15/27       10,100        10,100,000
--------------------------------------------------------------------------------------
Brazos River Authority (TXU Energy Co. LLC
  Project);
  Series H PCR (LOC-Chase Manhattan Bank)
  1.82%(c)                                     12/01/36       30,820        30,820,000
--------------------------------------------------------------------------------------
  Series I PCR (LOC-Wachovia Bank N.A.)
  1.82%(c)                                     12/01/36       62,920        62,920,000
--------------------------------------------------------------------------------------
Brosis Finance, LLC; Bonds (LOC-Wachovia Bank
  N.A.)
  1.81%(c)                                     09/01/19       18,800        18,800,000
--------------------------------------------------------------------------------------
Capital One Funding Corp.; Floating Rate
  Notes (LOC-Bank One N.A.)
  1.90%(c)                                     07/01/20       11,753        11,753,000
--------------------------------------------------------------------------------------
  1.90%(c)                                     09/01/20       15,857        15,857,000
--------------------------------------------------------------------------------------
Chatham Capital Corp.; Floating Rate Notes
  (LOC-Bank One N.A.)
  1.90%(c)                                     07/01/20       15,300        15,300,000
--------------------------------------------------------------------------------------
Conair Corp.; Notes (LOC-Wachovia Bank N.A.)
  1.87%(h)                                     09/01/12        9,815         9,815,000
--------------------------------------------------------------------------------------
Dome Corp.; Floating Rate Notes (LOC-Wachovia
  Bank N.A.)
  1.86%(c)                                     08/31/16       10,735        10,735,000
--------------------------------------------------------------------------------------
Gulf States Paper Corp.; Unsec. Bonds
  (LOC-Wachovia Bank N.A.)
  1.81%(c)                                     11/01/18       25,000        25,000,000
--------------------------------------------------------------------------------------
La Mirada California Industrial Development
  Authority (Rykoff-Sexton, Inc. Project);
  IDR (LOC-Bank One N.A.)
  1.90%(c)                                     12/01/26        5,200         5,200,000
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
LETTER OF CREDIT GUARANTEED-(CONTINUED)

Madison Wisconsin Community Development
  Authority (Overture Development Corp.); RB
  (LOC-Bank One Milwaukee N.A.; Firstar Bank
  N.A.; M&I Marshall & Ilsley; Northern Trust
  Company)
  1.90%(c)                                     06/01/36   $  115,000   $   115,000,000
--------------------------------------------------------------------------------------
Mississippi Business Finance Corp. (Telepak
  Inc. Project); IDR (LOC-Wachovia Bank N.A.)
  1.82%(c)                                     05/01/17       20,000        20,000,000
--------------------------------------------------------------------------------------
Missouri State Health & Educational
  Facilities Authority (Bethesda Health
  Group); Series B RB (LOC-U.S. Bank N.A.)
  1.85%(g)                                     08/01/31       18,540        18,540,000
--------------------------------------------------------------------------------------
New York (City of) Housing Development Corp.
  (Chelsea Centro); RB (LOC-Bayerische
  Landesbank)
  1.81%(c)                                     06/01/33        8,700         8,700,000
--------------------------------------------------------------------------------------
Osprey Properties Ltd.; Floating Rate Notes
  (LOC-Wells Fargo)
  1.90%(h)                                     06/01/27        6,000         6,000,000
--------------------------------------------------------------------------------------
R.G. Ray Corp.; Series 2000 Bonds
  (LOC-LaSalle Bank N.A.)
  1.90%(c)                                     01/15/15        4,020         4,020,000
--------------------------------------------------------------------------------------
Richmond (City of) Redevelopment & Housing
  Authority Project (Old Manchester); Series
  B RB (LOC-Wachovia Bank N.A.)
  1.90%(h)                                     12/01/25        1,590         1,590,000
--------------------------------------------------------------------------------------
Roman Catholic Diocese of Raleigh; Series A
  RB (LOC-Bank of America N.A.)
  1.87%(c)                                     06/01/18        7,500         7,500,000
--------------------------------------------------------------------------------------
Sabine River Authority (TXU Energy Co. LLC
  Project); Series E PCR (LOC-Chase Manhattan
  Bank)
  1.82%(c)                                     12/01/36       44,615        44,615,000
--------------------------------------------------------------------------------------
San Jose (City of) Redevelopment Agency
  (Merged Area); RB (LOC-Bank of New York)
  Series G,
  1.90%(c)                                     08/01/29        8,000         8,000,000
--------------------------------------------------------------------------------------
  Series H,
  1.85%(c)                                     08/01/29       16,100        16,100,000
--------------------------------------------------------------------------------------
Shepherd Capital LLC; Floating Rate Series
  96A Notes (LOC-Standard Federal Bank)
  1.92%(c)                                     10/01/46        5,915         5,915,000
--------------------------------------------------------------------------------------
Southeastern Retirement Association, Inc.;
  Bonds (LOC-Wachovia Bank N.A.)
  1.87%(c)                                     08/01/19           60            60,000
--------------------------------------------------------------------------------------
South Carolina Educational Facilities
  Authority for Private Nonprofit
  Institutions (Anderson College); Series C
  RB (LOC-Wachovia Bank N.A.)
  1.92%(c)                                     10/01/23        3,470         3,470,000
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
LETTER OF CREDIT GUARANTEED-(CONTINUED)

TP Racing L.L.L.P.; Floating Rate Notes
  (LOC-Bank One Trust Co. N.A.)
  1.90%(c)                                     06/01/30   $   29,430   $    29,430,000
--------------------------------------------------------------------------------------
Union (County of) (Del-Tin Fiber LLC
  Project); IDR (LOC-Bank One Chicago N.A.)
  1.90%(c)                                     10/01/27       34,400        34,400,000
--------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; Notes (LOC-Wachovia Bank N.A.)
  1.87%(c)                                     07/01/26       49,100        49,100,000
--------------------------------------------------------------------------------------
Wake Forest University; Floating Rate Series
  1997 Bonds (LOC-Wachovia Bank N.A.)
  1.81%(c)                                     07/01/17        3,800         3,800,000
======================================================================================
                                                                           765,140,000
======================================================================================

CORPORATE GUARANTEED-0.03%

Mississippi Business Finance Corp. (General
  Electric Plastics Project); IDR
  1.80%(d)(h)(i)                               02/01/23       12,000        12,000,000
======================================================================================
    Total Variable Rate Demand Notes (Cost
      $1,272,660,000)                                                    1,272,660,000
______________________________________________________________________________________
======================================================================================
ASSET BACKED NOTES-1.80%

COMMERCIAL, LOANS/LEASES-0.23%

Caterpillar Financial Asset Trust
  1.82%                                        07/25/03       85,347        85,347,383
======================================================================================

CONSUMER RECEIVABLES-0.56%

Honda Auto Receivables Owner Trust
  1.82%                                        08/18/03       68,315        68,314,855
--------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust
  1.70%                                        09/08/03      142,000       142,000,000
======================================================================================
                                                                           210,314,855
======================================================================================

FULLY BACKED-1.01%

Americredit Automobile Receivables Trust(e)
  1.71%                                        09/08/03       85,000        85,000,000
--------------------------------------------------------------------------------------
Drive Auto Receivables Trust(e)
  1.88%                                        07/15/03       30,611        30,611,236
--------------------------------------------------------------------------------------
Household Automotive Trust(e)
  1.77%                                        09/17/03      150,000       150,000,000
--------------------------------------------------------------------------------------
Residential Asset Securities Corp.(e)
  1.73%                                        08/25/03       25,000        25,000,000
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
FULLY BACKED-(CONTINUED)

Triad Auto Receivables Owner Trust(e)
  1.72%                                        09/12/03   $   87,000   $    87,000,000
======================================================================================
                                                                           377,611,236
======================================================================================
    Total Asset Backed Notes (Cost
      $673,273,474)                                                        673,273,474
______________________________________________________________________________________
======================================================================================
CERTIFICATES OF DEPOSIT-18.81%
Abbey National PLC (United Kingdom)
  2.46%                                        10/03/02      100,000       100,000,000
--------------------------------------------------------------------------------------
Bank of New York
  1.69%                                        08/11/03      100,000        99,990,607
--------------------------------------------------------------------------------------
Bank of Scotland PLC (United Kingdom)
  3.42%                                        09/11/02       40,000        40,015,295
--------------------------------------------------------------------------------------
  2.58%                                        09/30/02       75,000        75,006,433
--------------------------------------------------------------------------------------
  2.45%                                        10/07/02      100,000       100,000,000
--------------------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom)
  3.38%                                        09/13/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  1.97%                                        09/24/02       18,000        18,000,057
--------------------------------------------------------------------------------------
  1.95%                                        09/25/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  1.96%                                        09/26/02      100,000       100,000,344
--------------------------------------------------------------------------------------
  2.18%                                        09/30/02       50,000        50,000,398
--------------------------------------------------------------------------------------
  2.10%                                        01/10/03      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.00%                                        04/10/03      100,000       100,000,000
--------------------------------------------------------------------------------------
BNP Paribas (France)
  2.11%                                        09/09/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.00%                                        09/27/02      123,500       123,500,000
--------------------------------------------------------------------------------------
  2.16%                                        10/29/02       80,000        80,000,000
--------------------------------------------------------------------------------------
  2.50%                                        12/10/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.25%                                        12/13/02      100,000       100,000,000
--------------------------------------------------------------------------------------
Credit Suisse First Boston (Switzerland)
  2.11%                                        12/30/02       50,000        50,000,000
--------------------------------------------------------------------------------------
  2.11%                                        12/31/02      100,000       100,000,000
--------------------------------------------------------------------------------------
Danske Bank (Denmark)
  2.25%                                        12/13/02       90,000        90,000,000
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
CERTIFICATES OF DEPOSIT-(CONTINUED)

Deutsche Bank AG (Germany)
  3.63%                                        09/06/02   $  100,000   $    99,999,799
--------------------------------------------------------------------------------------
  2.05%                                        09/30/02      100,000        99,990,450
--------------------------------------------------------------------------------------
  2.06%                                        10/30/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.14%                                        10/31/02      100,000       100,013,088
--------------------------------------------------------------------------------------
  2.29%                                        11/19/02      100,000        99,996,784
--------------------------------------------------------------------------------------
  2.01%                                        12/10/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.01%                                        02/18/03      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.04%                                        04/30/03      100,000       100,000,000
--------------------------------------------------------------------------------------
Dexia Banque Belgique (Belgium)
  2.12%                                        11/08/02       12,000        11,999,778
--------------------------------------------------------------------------------------
  2.11%                                        02/11/03      100,000       100,002,232
--------------------------------------------------------------------------------------
Dresdner Bank (Germany)
  2.05%                                        09/12/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.04%                                        10/22/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.05%                                        10/23/02       80,000        80,000,000
--------------------------------------------------------------------------------------
Dresdner Bank-New York (Germany)
  2.57%                                        12/10/02      100,000       100,000,000
--------------------------------------------------------------------------------------
Halifax PLC (United Kingdom)
  1.96%                                        09/23/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  1.94%                                        09/30/02      150,000       150,000,000
--------------------------------------------------------------------------------------
  1.77%                                        12/05/02      150,000       150,000,000
--------------------------------------------------------------------------------------
  1.77%                                        12/06/02      150,000       150,000,000
--------------------------------------------------------------------------------------
  2.29%                                        02/13/03      150,000       150,000,000
--------------------------------------------------------------------------------------
  2.30%                                        02/18/03       50,000        50,000,000
--------------------------------------------------------------------------------------
HBOS Treasury Services PLC (United Kingdom)
  1.80%                                        09/20/02      200,000       200,000,000
--------------------------------------------------------------------------------------
  1.81%                                        11/22/02      150,000       150,000,000
--------------------------------------------------------------------------------------
  1.78%                                        12/27/02      250,000       250,000,000
--------------------------------------------------------------------------------------
  1.78%                                        12/30/02      250,000       250,000,000
--------------------------------------------------------------------------------------
Lloyd's TSB Bank PLC-New York (United
  Kingdom)
  2.03%                                        10/25/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  1.99%                                        11/04/02       50,000        50,000,000
--------------------------------------------------------------------------------------
  2.01%                                        12/09/02       50,000        50,000,000
--------------------------------------------------------------------------------------
  2.16%                                        02/10/03       50,000        50,000,000
--------------------------------------------------------------------------------------
  2.11%                                        02/14/03      100,000       100,002,272
--------------------------------------------------------------------------------------
  2.02%                                        02/19/03      100,000       100,002,343
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
CERTIFICATES OF DEPOSIT-(CONTINUED)

National Australia Bank Ltd. (Australia)
  1.94%                                        09/25/02   $  100,000   $   100,000,000
--------------------------------------------------------------------------------------
  2.50%                                        10/15/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.07%                                        12/20/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.15%                                        02/10/03      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.02%                                        03/24/03       50,000        50,000,000
--------------------------------------------------------------------------------------
  1.87%                                        08/05/03      100,000       100,000,000
--------------------------------------------------------------------------------------
  1.70%                                        08/11/03       50,000        50,000,000
--------------------------------------------------------------------------------------
Rabobank Nederland (Netherlands)
  1.95%                                        09/25/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.51%                                        03/28/03      100,000       100,002,813
--------------------------------------------------------------------------------------
Royal Bank of Scotland PLC (United Kingdom)
  2.10%                                        02/13/03      100,000       100,000,000
--------------------------------------------------------------------------------------
Societe Generale (France)
  2.01%                                        09/27/02       50,000        50,000,337
--------------------------------------------------------------------------------------
  2.11%                                        02/14/03      100,000       100,002,272
--------------------------------------------------------------------------------------
  2.00%                                        04/10/03       50,000        50,000,000
--------------------------------------------------------------------------------------
Svenska Handelsbanken A.B. (Sweden)
  1.89%                                        09/26/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.30%                                        11/19/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.53%                                        11/25/02      100,000        99,997,699
--------------------------------------------------------------------------------------
  2.03%                                        03/24/03      100,000       100,005,581
--------------------------------------------------------------------------------------
  1.87%                                        08/27/03      200,000       200,000,000
--------------------------------------------------------------------------------------
UBS A.G. (Switzerland)
  2.50%                                        10/15/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.10%                                        02/13/03       50,000        50,000,000
--------------------------------------------------------------------------------------
U.S. Bank N.A.-Minneapolis
  2.00%                                        11/04/02      100,000       100,000,000
======================================================================================
    Total Certificates of Deposit (Cost
      $7,018,528,582)                                                    7,018,528,582
______________________________________________________________________________________
======================================================================================
BANK NOTES-1.87%
La Salle Bank N.A.
  1.93%                                        09/23/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.48%                                        10/03/02      100,000        99,999,133
--------------------------------------------------------------------------------------
  2.06%                                        10/15/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.40%                                        12/10/02       80,000        80,000,000
--------------------------------------------------------------------------------------
National City Bank of Indiana(g)
  1.92%                                        01/09/03      100,000        99,998,219
--------------------------------------------------------------------------------------
  1.93%                                        02/28/03      100,000        99,995,068
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
BANK NOTES-(CONTINUED)

U.S. Bank N.A.-North Dakota
  1.74%(g)                                     04/30/03   $  120,000   $   119,963,779
======================================================================================
    Total Bank Notes (Cost $699,956,199)                                   699,956,199
______________________________________________________________________________________
======================================================================================
BANKERS' ACCEPTANCES-0.23%(a)
Wachovia Bank, N.A.
  1.94%                                        11/18/02       20,000        19,915,933
--------------------------------------------------------------------------------------
  1.94%                                        11/19/02       15,000        14,936,142
--------------------------------------------------------------------------------------
  1.94%                                        11/20/02       15,169        15,103,922
--------------------------------------------------------------------------------------
  1.94%                                        11/22/02        7,000         6,969,068
--------------------------------------------------------------------------------------
  1.94%                                        11/25/02        8,000         7,963,356
--------------------------------------------------------------------------------------
  1.94%                                        11/26/02       20,000        19,907,311
======================================================================================
    Total Bankers' Acceptances (Cost
      $84,795,732)                                                          84,795,732
______________________________________________________________________________________
======================================================================================
MASTER NOTE AGREEMENTS-4.92%
J.P. Morgan Securities, Inc.
  1.98%(j)                                     11/04/02      263,000       263,000,000
--------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  1.97%(k)                                          --       350,000       350,000,000
--------------------------------------------------------------------------------------
  2.04%(l)                                     08/18/03      440,000       440,000,000
--------------------------------------------------------------------------------------
Morgan Stanley
  1.95%(m)                                     09/17/02      785,000       785,000,000
======================================================================================
    Total Master Note Agreements (Cost
      $1,838,000,000)                                                    1,838,000,000
______________________________________________________________________________________
======================================================================================
MEDIUM TERM NOTES-5.24%
General Electric Capital Corp.-Series A
  1.76%(h)                                     09/19/02      100,000        99,999,005
--------------------------------------------------------------------------------------
  8.43%                                        11/25/02       25,000        25,339,294
--------------------------------------------------------------------------------------
  1.81%(h)                                     07/09/03      332,900       332,900,000
--------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.(g)
  1.99%                                        09/11/02       60,000        60,000,000
--------------------------------------------------------------------------------------
  1.99%                                        10/15/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  1.99%                                        11/20/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  1.99%                                        12/04/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  1.99%                                        01/23/03       50,000        50,000,000
--------------------------------------------------------------------------------------
Merck & Co. Inc.(h)
  1.77%                                        10/25/02       55,000        55,000,000
--------------------------------------------------------------------------------------
  1.77%                                        11/26/02      100,000       100,000,000
--------------------------------------------------------------------------------------
Merrill Lynch & Co.
  2.46%                                        12/03/02      100,000       100,000,000
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
MEDIUM TERM NOTES-(CONTINUED)

Morgan Stanley
  1.96%(g)                                     02/21/03   $  195,000   $   195,000,000
--------------------------------------------------------------------------------------
  1.92%(g)                                     03/03/03      200,000       200,000,000
--------------------------------------------------------------------------------------
  2.08%(b)                                     03/13/03       22,500        22,526,949
--------------------------------------------------------------------------------------
  2.17%(g)                                     04/07/03       71,000        71,089,079
--------------------------------------------------------------------------------------
  2.01%(b)                                     05/05/03       92,000        92,136,787
--------------------------------------------------------------------------------------
Toyota Motor Credit Corp. (Japan)
  1.92%(g)                                     09/30/02      100,000       100,000,000
--------------------------------------------------------------------------------------
Unilever N.V. (Netherlands)
  1.94%(b)                                     06/18/03      150,000       150,107,338
======================================================================================
    Total Medium Term Notes (Cost
      $1,954,098,452)                                                    1,954,098,452
______________________________________________________________________________________
======================================================================================
PROMISSORY NOTES-5.22%
Goldman Sachs Group, L.P.
  2.02%                                        10/10/02      400,000       400,000,000
--------------------------------------------------------------------------------------
  2.06%                                        11/05/02      355,000       355,000,000
--------------------------------------------------------------------------------------
  2.05%                                        12/13/02      190,000       190,000,000
--------------------------------------------------------------------------------------
  2.00%                                        12/16/02      175,000       175,000,000
--------------------------------------------------------------------------------------
  2.05%                                        01/27/03      300,000       300,000,000
--------------------------------------------------------------------------------------
  2.02%                                        02/03/03      300,000       300,000,000
--------------------------------------------------------------------------------------
  2.04%                                        02/27/03       28,000        28,000,000
--------------------------------------------------------------------------------------
  2.06%                                        03/21/03      200,000       200,000,000
======================================================================================
    Total Promissory Notes (Cost
      $1,948,000,000)                                                    1,948,000,000
______________________________________________________________________________________
======================================================================================
TIME DEPOSITS-7.39%
ABN AMRO-Cayman (Netherlands)
  1.78%                                        09/03/02      500,000       500,000,000
--------------------------------------------------------------------------------------
BNP Paribas-Cayman (France)
  1.78%                                        09/03/02      400,000       400,000,000
--------------------------------------------------------------------------------------
Deutsche Bank-Cayman (Germany)
  1.88%                                        09/03/02        5,000         5,000,000
--------------------------------------------------------------------------------------
Dresdner Bank-Cayman (Germany)
  1.78%                                        09/03/02      400,000       400,000,000
--------------------------------------------------------------------------------------
Regions Bank-Cayman
  1.78%                                        09/03/02      246,451       246,450,663
--------------------------------------------------------------------------------------
Societe Generale-Cayman (France)
  1.78%                                        09/03/02      500,000       500,000,000
--------------------------------------------------------------------------------------
Westdeutsche Landesbank-Cayman (Germany)
  1.88%                                        09/03/02      205,000       205,000,000
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
TIME DEPOSITS-(CONTINUED)

Wells Fargo Bank Minnesota, NA-Cayman
  1.75%                                        09/03/02   $  500,000   $   500,000,000
======================================================================================
    Total Time Deposits (Cost $2,756,450,663)                            2,756,450,663
______________________________________________________________________________________
======================================================================================
OTHER SHORT-TERM OBLIGATIONS-0.27%

PUTTABLE RESET SECURITIES-0.27%

Merck & Co., Inc.; PURS Notes,
  4.54%()                                      02/24/03       50,000        50,510,496
--------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.; Unsec. Unsub. PURS
  Notes
  4.88%()                                      06/01/03       50,000        50,855,099
======================================================================================
    Total Other Short-Term Obligations (Cost
      $101,365,595)                                                        101,365,595
======================================================================================
    Total Investments Excluding Repurchase
      Agreements (Cost $26,466,579,407)                                 26,466,579,407
______________________________________________________________________________________
======================================================================================
REPURCHASE AGREEMENTS(n)-29.89%
Bank of America Securities LLC
  1.89%(o)                                     09/03/02    1,500,000     1,500,000,000
--------------------------------------------------------------------------------------
Barclays Capital Inc. (United Kingdom)
  1.83%(p)                                     09/03/02      498,709       498,709,301
--------------------------------------------------------------------------------------
  1.89%(q)                                     09/03/02      424,559       424,559,333
--------------------------------------------------------------------------------------
BMO Nesbitt Burns Corp. (Canada)
  1.88%(r)                                     09/03/02       70,000        70,000,000
--------------------------------------------------------------------------------------
BNP Capital Markets, LLC (France)
  1.89%(s)                                     09/03/02    1,483,479     1,483,479,412
--------------------------------------------------------------------------------------
Deutsche Bank Securities Inc. (Germany)
  1.88%(t)                                     09/03/02      197,592       197,591,709
--------------------------------------------------------------------------------------
First Union Capital Markets
  1.89%(u)                                     09/03/02      750,000       750,000,000
--------------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.
  1.89%(v)                                     09/03/02      500,000       500,000,000
--------------------------------------------------------------------------------------
J.P. Morgan Securities Inc.
  1.89%(w)                                     09/03/02    1,000,000     1,000,000,000
--------------------------------------------------------------------------------------
Salomon Smith Barney Inc.
  1.88%(x)                                     09/03/02      370,000       370,000,000
--------------------------------------------------------------------------------------
Societe Generale (France)
  1.89%(y)                                     09/03/02      100,000       100,000,000
--------------------------------------------------------------------------------------
UBS Warburg (Switzerland)
  1.89%(z)                                     09/03/02    1,000,000     1,000,000,000
--------------------------------------------------------------------------------------
  1.89%(aa)                                    09/03/02    3,000,000     3,000,000,000
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

Westdeutsche Landesbank Girozentrale
  (Germany)
  1.89%(ab)                                    09/03/02   $  260,377   $   260,377,345
======================================================================================
    Total Repurchase Agreements (Cost
      $11,154,717,100)                                                  11,154,717,100
______________________________________________________________________________________
======================================================================================
TOTAL INVESTMENTS (Cost
  $37,621,296,507)(ac)-100.81%                                          37,621,296,507
______________________________________________________________________________________
======================================================================================
OTHER ASSETS LESS LIABILITIES-(0.81%)                                     (302,351,002)
______________________________________________________________________________________
======================================================================================
NET ASSETS-100.00%                                                     $37,318,945,505
______________________________________________________________________________________
======================================================================================

Investment Abbreviations:

ABS     - Asset Backed Security
IDR     - Industrial Revenue Bonds
LOC     - Letter of Credit
PCR     - Pollution Control Revenue Bonds
PURS    - Puttable Reset Securities
RB      - Revenue Bonds
Unsec.  - Unsecured
Unsub.  - Unsubordinated
144A    - Represents a security issued under Rule 144A and may be resold to qualified institutional buyers.

Notes to Schedule of Investments

(a) Security is traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rates are redetermined quarterly. Rate shown is the rate in effect on 08/31/02.
(c) Interest rates are redetermined weekly. Rate shown is the rate in effect on 08/31/02.
(d) Demand security; payable upon demand by the Fund with usually no more than seven calendar day's notice.
(e) Secured by bond insurance provided by one of the following companies: AMBAC Assurance Corp., MBIA Insurance Co., or Financial Security Assurance.
(f) Principal and interest payments are guaranteed by the letter of credit agreement.
(g) Interest rates are redetermined daily. Rate shown is the rate in effect on 08/31/02.
(h) Interest rates are redetermined monthly. Rate shown is the rate in effect on 08/31/02.
(i) Principal and interest payments are guaranteed by the corporate guarantor.
(j) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon seven business day's notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/02.
(k) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/02.
(l) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based on the timing of the demand. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/02.
(m) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day oral notice for up to 10% of outstanding amount, otherwise, upon seven business day written notice for more than 10% of outstanding balance. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/02.
(n) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(o) Repurchase agreement entered into 08/30/02 with a maturing value of $1,500,315,000. Collateralized by $1,505,721,242 U.S. Government
    obligations, 6.50% due 08/01/32 with a market value at 08/31/02 of $1,530,000,000.
(p) Joint repurchase agreement entered into 08/30/02 with a maturing value of $1,000,203,333. Collateralized by $827,780,000 U.S. Government obligations, 3.25% to 8.88% due 12/31/03 to 04/15/28 with an aggregate market value at 08/31/02 of $1,020,001,124.
(q) Joint repurchase agreement entered into 08/30/02 with a maturing value of $844,594,415. Collateralized by $815,907,000 U.S. Government obligations, 0% to 7.13% due 09/20/02 to 06/15/10 with an aggregate market value at 08/31/02 of $861,306,304.
(r) Joint repurchase agreement entered into 08/30/02 with a maturing value of $200,041,778. Collateralized by $289,194,000 U.S. Government obligations, 0% to 3.07% due 10/02/02 to 02/27/27 with an aggregate market value at 08/31/02 of $204,000,111.
(s) Joint repurchase agreement entered into 08/30/02 with a maturing value of $2,000,420,000. Collateralized by $1,940,631,000 U.S. Government
    obligations, 0% to 7.10% due 09/24/02 to 07/15/32 with an aggregate market value at 08/31/02 of $2,040,000,401.
(t) Joint repurchase agreement entered into 08/30/02 with a maturing value of $2,000,417,778. Collateralized by $1,980,041,000 U.S. Government
    obligations, 0% to 6.38% due 11/27/02 to 11/15/11 with an aggregate market value at 08/31/02 of $2,040,000,361.
(u) Repurchase agreement entered into 08/30/02 with a maturing value of $750,157,500. Collateralized by $730,492,148 U.S. Government obligations, 4.88% to 9.00% due 05/15/07 to 08/01/32 with an aggregate market value at 08/31/02 of $765,001,176.
(v) Repurchase agreement entered into 08/30/02 with a maturing value of $500,105,000. Collateralized by $490,740,448 U.S. Government obligations, 0% to 7.00% due 06/01/23 to 06/01/40 with an aggregate market value at 08/31/02 of $510,000,743.
(w) Repurchase agreement entered into 08/30/02 with a maturing value of $1,000,210,000. Collateralized by $1,007,519,331 U.S. Government
    obligations, 3.20% to 9.50% due 11/29/04 to 09/01/32 with an aggregate market value at 08/31/02 of $1,020,148,955.
(x) Joint repurchase agreement entered into 08/30/02 with a maturing value of $500,104,444. Collateralized by $493,735,000 U.S. Government obligations, 0% to 7.25% due 05/15/03 to 05/15/12 with an aggregate market value at 08/31/02 of $515,726,787.
(y) Repurchase agreement entered into 08/30/02 with a maturing value of $100,021,000. Collateralized by $134,512,275 U.S. Government obligations, 0% to 12.50% due 01/15/08 to 03/01/31 with an aggregate market value at 08/31/02 of $102,409,935.
(z) Repurchase agreement entered into 08/30/02 with a maturing value of $1,000,210,000. Collateralized by $980,731,619 U.S. Government obligations, 5.50% to 11.00% due 04/01/09 to 08/01/32 with an aggregate market value at 08/31/02 of $1,020,001,588.
(aa)Joint repurchase agreement entered into 08/30/02 with a maturing value of $3,700,777,000. Collateralized by $3,814,978,000 U.S. Government
    obligations, 0% to 8.13% due 12/04/03 to 07/15/32 with an aggregate market value at 08/31/02 of $3,774,002,125.
(ab)Joint repurchase agreement entered into 08/30/02 with a maturing value of $325,068,250. Collateralized by $319,800,734 U.S. Government obligations, 3.87% to 7.50% due 11/01/10 to 05/01/41 with an aggregate market value at 08/31/02 of $331,500,000.
(ac)Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

AUGUST 31, 2002

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                            $26,466,579,407
-----------------------------------------------------------------------------
Repurchase agreements                                          11,154,717,100
-----------------------------------------------------------------------------
Receivables for:
  Investments sold                                                    953,074
-----------------------------------------------------------------------------
  Interest                                                         82,285,629
-----------------------------------------------------------------------------
Investment for deferred compensation plan                             235,646
-----------------------------------------------------------------------------
Other assets                                                           47,160
=============================================================================
    Total assets                                               37,704,818,016
_____________________________________________________________________________
=============================================================================

LIABILITIES:

Payables for:
  Investments purchased                                           322,415,000
-----------------------------------------------------------------------------
  Dividends                                                        58,968,806
-----------------------------------------------------------------------------
  Deferred compensation plan                                          235,646
-----------------------------------------------------------------------------
Accrued custodian fees                                              1,026,750
-----------------------------------------------------------------------------
Accrued distribution fees                                             997,349
-----------------------------------------------------------------------------
Accrued directors' fees                                                31,357
-----------------------------------------------------------------------------
Accrued transfer agent fees                                           874,311
-----------------------------------------------------------------------------
Accrued operating expenses                                          1,323,292
=============================================================================
    Total liabilities                                             385,872,511
=============================================================================
Net assets applicable to shares outstanding                   $37,318,945,505
_____________________________________________________________________________
=============================================================================

NET ASSETS:

Institutional Class                                           $29,122,702,342
_____________________________________________________________________________
=============================================================================
Private Investment Class                                      $   808,457,110
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                     $    30,277,422
_____________________________________________________________________________
=============================================================================
Cash Management Class                                         $ 5,760,074,331
_____________________________________________________________________________
=============================================================================
Reserve Class                                                 $    51,279,011
_____________________________________________________________________________
=============================================================================
Resource Class                                                $ 1,546,155,289
_____________________________________________________________________________
=============================================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Class                                            29,120,777,396
_____________________________________________________________________________
=============================================================================
Private Investment Class                                          808,379,947
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                          30,276,384
_____________________________________________________________________________
=============================================================================
Cash Management Class                                           5,759,698,458
_____________________________________________________________________________
=============================================================================
Reserve Class                                                      51,278,823
_____________________________________________________________________________
=============================================================================
Resource Class                                                  1,546,077,894
_____________________________________________________________________________
=============================================================================
Net asset value, offering and redemption price per share for
  each class                                                  $          1.00
_____________________________________________________________________________
=============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED AUGUST 31, 2002

INVESTMENT INCOME:

Interest                                                      $928,277,269
==========================================================================

EXPENSES:

Advisory fees                                                   62,470,457
--------------------------------------------------------------------------
Administrative services fees                                     1,576,395
--------------------------------------------------------------------------
Custodian fees                                                   2,344,293
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       6,202,091
--------------------------------------------------------------------------
  Personal Investment Class                                        149,818
--------------------------------------------------------------------------
  Cash Management Class                                          5,729,907
--------------------------------------------------------------------------
  Reserve Class                                                    261,146
--------------------------------------------------------------------------
  Resource Class                                                 3,135,732
--------------------------------------------------------------------------
Transfer agent fees                                              6,788,150
--------------------------------------------------------------------------
Directors' fees                                                    210,962
--------------------------------------------------------------------------
Other                                                            2,819,021
==========================================================================
    Total expenses                                              91,687,972
==========================================================================
Less: Fees waived                                              (34,962,248)
--------------------------------------------------------------------------
    Net expenses                                                56,725,724
==========================================================================
Net investment income                                          871,551,545
==========================================================================
Net realized gain from investment securities                       929,565
==========================================================================
Net increase in net assets resulting from operations          $872,481,110
__________________________________________________________________________
==========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED AUGUST 31, 2002 AND 2001

                                                               2002               2001
                                                          ---------------    ---------------
OPERATIONS:

  Net investment income                                   $   871,551,545    $ 1,774,540,033
--------------------------------------------------------------------------------------------
  Net realized gain from investment securities                    929,565          1,329,954
============================================================================================
    Net increase in net assets resulting from operations      872,481,110      1,775,869,987
============================================================================================
Distributions to shareholders from net investment
  income:
  Institutional Class                                        (699,238,125)    (1,378,986,654)
--------------------------------------------------------------------------------------------
  Private Investment Class                                    (23,638,000)       (55,993,893)
--------------------------------------------------------------------------------------------
  Personal Investment Class                                      (309,171)          (928,046)
--------------------------------------------------------------------------------------------
  Cash Management Class                                      (117,705,827)      (280,619,189)
--------------------------------------------------------------------------------------------
  Reserve Class                                                  (285,587)          (112,523)
--------------------------------------------------------------------------------------------
  Resource Class                                              (30,374,835)       (57,899,728)
--------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                       2,349,669,794      9,418,251,261
--------------------------------------------------------------------------------------------
  Private Investment Class                                   (481,056,789)       337,156,023
--------------------------------------------------------------------------------------------
  Personal Investment Class                                    18,347,438         (2,250,390)
--------------------------------------------------------------------------------------------
  Cash Management Class                                       260,027,687      1,971,296,794
--------------------------------------------------------------------------------------------
  Reserve Class                                                46,109,690          2,674,691
--------------------------------------------------------------------------------------------
  Resource Class                                              276,712,399        166,866,497
============================================================================================
    Net increase in net assets                              2,470,739,784     11,895,324,830
============================================================================================
NET ASSETS:

  Beginning of year                                        34,848,205,721     22,952,880,891
============================================================================================
  End of year                                             $37,318,945,505    $34,848,205,721
____________________________________________________________________________________________
============================================================================================
NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)              $37,316,489,404    $34,846,678,683
--------------------------------------------------------------------------------------------
  Undistributed net investment income                                (502)                --
--------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities                                                  2,456,603          1,527,038
============================================================================================
                                                          $37,318,945,505    $34,848,205,721
____________________________________________________________________________________________
============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Liquid Assets Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Co. (the "Company"). The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Company is organized as a Maryland corporation consisting of three separate portfolios. The Fund consists of six different classes of shares that have commenced operations: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The Fund does not expect to realize any long-term capital gains and losses.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets of the Fund. Effective September 9, 2002, AIM has voluntarily agreed to limit fund operating expenses, excluding Rule 12b-1 distribution fees, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements, if any, to 0.114%. This limitation may be terminated or modified at any time. For the year ended August 31, 2002, AIM waived fees of $31,235,229.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2002, AIM was paid $1,576,395 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended August 31, 2002, AFS retained $6,247,046 for such services.

  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Company, FMC acts as the exclusive distributor of the Fund's shares. The Company has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, and 0.87%, respectively, of the average daily net assets attributable to such class. For the year ended August 31, 2002, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $3,721,254, $100,616, $4,583,926, $210,146 and
$3,135,732, respectively, as compensation under the Plan, and FMC waived fees of $3,727,019.

  Certain officers and directors of the Company are officers and directors of AIM, FMC, and AFS.

  During the year ended August 31, 2002, the Fund paid legal fees of $99,087 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3--DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions to Shareholders:

The tax character of distributions paid during the years ended August 31, 2002 and 2001 were as follows:

                                                                  2002            2001
                                                              ------------   --------------
Distributions paid from ordinary income                       $871,551,545   $1,774,540,033
___________________________________________________________________________________________
===========================================================================================


Tax Components of Capital:

As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                 $     3,083,315
-----------------------------------------------------------------------------
Temporary book/tax differences                                       (627,214)
-----------------------------------------------------------------------------
Capital (par value and additional paid-in)                     37,316,489,404
=============================================================================
                                                              $37,318,945,505
_____________________________________________________________________________
=============================================================================


  Temporary book/tax differences are primarily a result of timing differences for recognition of directors' deferred compensation and retirement plan expenses.

NOTE 5--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of prior year reclassifications on August 31, 2002, undistributed net investment income was decreased by $502 and paid-in capital increased by $502. This reclassification has no effect on the net assets of the Fund.

NOTE 6--CAPITAL STOCK

Changes in capital stock during the years ended August 31, 2002 and 2001 were as follows:

                                            2002                                   2001
                            ------------------------------------   ------------------------------------
                                 SHARES             AMOUNT              SHARES             AMOUNT
                            ----------------   -----------------   ----------------   -----------------
Sold:
  Institutional Class        586,514,671,312   $ 586,514,671,312    399,509,142,238   $ 399,509,142,238
-------------------------------------------------------------------------------------------------------
  Private Investment Class    17,787,233,352      17,787,233,352     12,233,301,324      12,233,301,324
-------------------------------------------------------------------------------------------------------
  Personal Investment
    Class                        135,176,893         135,176,893        120,589,236         120,589,236
-------------------------------------------------------------------------------------------------------
  Cash Management Class       93,169,483,414      93,169,483,414     89,653,200,894      89,653,200,894
-------------------------------------------------------------------------------------------------------
  Reserve Class                  132,778,052         132,778,052         30,335,661          30,335,661
-------------------------------------------------------------------------------------------------------
  Resource Class              11,871,763,813      11,871,763,813      9,184,680,641       9,184,680,641
-------------------------------------------------------------------------------------------------------
Issued as reinvestment of
  dividends:
  Institutional Class            191,080,549         191,080,549        252,383,598         252,383,598
-------------------------------------------------------------------------------------------------------
  Private Investment Class         9,235,046           9,235,046         17,505,606          17,505,606
-------------------------------------------------------------------------------------------------------
  Personal Investment
    Class                            222,812             222,812            696,703             696,703
-------------------------------------------------------------------------------------------------------
  Cash Management Class           84,049,065          84,049,065        199,465,681         199,465,681
-------------------------------------------------------------------------------------------------------
  Reserve Class                      217,048             217,048             53,183              53,183
-------------------------------------------------------------------------------------------------------
  Resource Class                  27,437,407          27,437,407         55,351,835          55,351,835
-------------------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class       (584,356,082,067)   (584,356,082,067)  (390,343,274,575)   (390,343,274,575)
-------------------------------------------------------------------------------------------------------
  Private Investment Class   (18,277,525,187)    (18,277,525,187)   (11,913,650,907)    (11,913,650,907)
-------------------------------------------------------------------------------------------------------
  Personal Investment
    Class                       (117,052,267)       (117,052,267)      (123,536,329)       (123,536,329)
-------------------------------------------------------------------------------------------------------
  Cash Management Class      (92,993,504,792)    (92,993,504,792)   (87,881,369,781)    (87,881,369,781)
-------------------------------------------------------------------------------------------------------
  Reserve Class                  (86,885,410)        (86,885,410)       (27,714,153)        (27,714,153)
-------------------------------------------------------------------------------------------------------
  Resource Class             (11,622,488,821)    (11,622,488,821)    (9,073,165,979)     (9,073,165,979)
=======================================================================================================
                               2,469,810,219   $   2,469,810,219     11,893,994,876   $  11,893,994,876
_______________________________________________________________________________________________________
=======================================================================================================

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                     PERSONAL INVESTMENT CLASS
                                         --------------------------------------------------
                                                                            JANUARY 4, 1999
                                                                              (DATE SALES
                                              YEAR ENDED AUGUST 31,          COMMENCED) TO
                                         --------------------------------     AUGUST 31,
                                          2002          2001       2000          1999
                                         -------       -------    -------   ---------------
Net asset value, beginning of period     $  1.00       $  1.00    $  1.00       $ 1.00
-------------------------------------------------------------------------------------------
Net investment income                       0.02          0.05       0.05         0.01
-------------------------------------------------------------------------------------------
Less distributions from net investment
  income                                   (0.02)        (0.05)     (0.05)       (0.01)
===========================================================================================
Net asset value, end of period           $  1.00       $  1.00    $  1.00       $ 1.00
___________________________________________________________________________________________
===========================================================================================
Total return(a)                             1.65%         5.01%      5.60%        2.94%
___________________________________________________________________________________________
===========================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $30,277       $11,930    $14,179       $  994
___________________________________________________________________________________________
===========================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                          0.61%(b)      0.60%      0.59%        0.59%(c)
-------------------------------------------------------------------------------------------
  Without fee waivers                       0.94%(b)      0.94%      0.94%        0.93%(c)
___________________________________________________________________________________________
===========================================================================================
Ratio of net investment income to
  average net assets                        1.62%(b)      4.69%      5.54%        4.52%(c)
___________________________________________________________________________________________
===========================================================================================

(a)  Not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $19,975,747.
(c)  Annualized.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders
Short-Term Investments Co.:

  We have audited the accompanying statement of assets and liabilities of Liquid Assets Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 2002, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or periods in the three-year period ended August 31, 2000 have been audited by other auditors, whose report dated October 6, 2000 expressed an unqualified opinion on such financial highlights.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liquid Assets Portfolio as of August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 20, 2002

DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

As of December 31, 2001

The address of each director and officer of Short-Term Investments Co. is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

---------------------------------------------------------------------------------------------------------------
                                DIRECTOR   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND         AND/OR                                                   HELD BY DIRECTOR
POSITION(S) HELD WITH           OFFICER
THE COMPANY                     SINCE
---------------------------------------------------------------------------------------------------------------

INTERESTED PERSON

Robert H. Graham* - 1946         1993      Chairman, President and Chief Executive       None
Director, Chairman and                     Officer, A I M Management Group Inc.
President                                  (financial services holding company);
                                           Chairman and President, A I M Advisors,
                                           Inc. (registered investment advisor);
                                           Director and Senior Vice President, A I M
                                           Capital Management, Inc. (registered
                                           investment advisor); Chairman, A I M
                                           Distributors, Inc. (registered broker
                                           dealer), A I M Fund Services, Inc.
                                           (registered transfer agent) and Fund
                                           Management Company (registered broker
                                           dealer); and Director and Vice Chairman,
                                           AMVESCAP PLC (parent of AIM and a global
                                           investment management firm)

INDEPENDENT DIRECTORS

Frank S. Bayley - 1939           2001      Of Counsel, law firm of Baker & McKenzie      Badgley Funds, Inc.
Director                                                                                 (registered investment
                                                                                         company)

Bruce L. Crockett - 1944         1993      Chairman, Crockett Technology Associates      ACE Limited (insurance
Director                                   (technology consulting company)               company); and
                                                                                         Captaris, Inc.
                                                                                         (unified messaging
                                                                                         provider)

Albert R. Dowden - 1941          2000      Chairman, Cortland Trust, Inc. (registered    None
Director                                   investment company) and DHJ Media, Inc.;
                                           Director, Magellan Insurance Company;
                                           Member of Advisory Board of Rotary Power
                                           International (designer, manufacturer, and
                                           seller of rotary power engines); formerly,
                                           Director, President and CEO, Volvo Group
                                           North America, Inc.; and director of
                                           various affiliated Volvo companies

Edward K. Dunn, Jr. - 1935       1998      Formerly, Chairman, Mercantile Mortgage       None
Director                                   Corp.; Vice Chairman, President and Chief
                                           Operating Officer, Mercantile-Safe Deposit
                                           & Trust Co.; and President, Mercantile
                                           Bankshares Corp.

Jack M. Fields - 1952            1997      Chief Executive Officer, Twenty First         Administaff
Director                                   Century Group, Inc. (government affairs
                                           company)

Carl Frischling - 1937           1993      Partner, law firm of Kramer Levin Naftalis    Cortland Trust, Inc.
Director                                   and Frankel LLP                               (registered investment
                                                                                         company)

Prema Mathai-Davis - 1950        1998      Formerly, Chief Executive Officer, YWCA of    None
Director                                   the USA

Lewis F. Pennock - 1942          1993      Partner, law firm of Pennock & Cooper         None
Director

Ruth H. Quigley - 1935           2001      Retired                                       None
Director

Louis S. Sklar - 1939            1993      Executive Vice President, Development and     None
Director                                   Operations, Hines Interests Limited
                                           Partnership (real estate development
                                           company)

 * Mr. Graham is considered an interested person of the fund because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Company.

--------------------------------------------------------------------------------

As of December 31, 2001

The address of each director and officer of Short-Term Investments Co. is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities if any.

-----------------------------------------------------------------------------------------------------------
                            DIRECTOR   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND     AND/OR                                                   HELD BY DIRECTOR
POSITION(S) HELD WITH       OFFICER
THE COMPANY                 SINCE
-----------------------------------------------------------------------------------------------------------

OTHER OFFICERS

Gary T. Crum - 1947          1993      Director and President, A I M Capital         N/A
Senior Vice President                  Management, Inc.; Director and Executive
                                       Vice President, A I M Management Group
                                       Inc.; Director and Senior Vice President,
                                       A I M Advisors, Inc.; and Director, A I M
                                       Distributors, Inc. and AMVESCAP PLC

Carol F. Relihan - 1954      1993      Director, Senior Vice President, General      N/A
Senior Vice President and              Counsel and Secretary, A I M Advisors, Inc.
Secretary                              and A I M Management Group Inc.; Director,
                                       Vice President and General Counsel, Fund
                                       Management Company; and Vice President,
                                       A I M Fund Services, Inc., A I M Capital
                                       Management, Inc. and A I M Distributors,
                                       Inc.

Melville B. Cox - 1943       1993      Vice President and Chief Compliance           N/A
Vice President                         Officer, A I M Advisors, Inc. and A I M
                                       Capital Management, Inc.; and Vice
                                       President, A I M Fund Services, Inc.

Karen Dunn Kelley - 1960     1993      Senior Vice President, A I M Capital          N/A
Vice President                         Management, Inc.; Director and President,
                                       Fund Management Company; and Vice
                                       President, A I M Advisors, Inc.

Dana R. Sutton - 1959        1993      Vice President and Fund Treasurer, A I M      N/A
Vice President and                     Advisors, Inc.
Treasurer
The Statement of Additional Information of the Company includes additional information about the Fund's
Directors and is available upon request, without charge, by calling 1.800.347.4246.
-----------------------------------------------------------------------------------------------------------

OFFICE OF THE FUND      INVESTMENT ADVISOR       DISTRIBUTOR          AUDITORS
11 Greenway Plaza       A I M Advisors, Inc.     Fund Management      Tait, Weller &
Suite 100               11 Greenway Plaza        Company              Baker
Houston, TX 77046       Suite 100                11 Greenway Plaza    1818 Market Street
                        Houston, TX 77046        Suite 100            Philadelphia, PA
                                                 Houston, TX          19103
                                                 77046-1173

COUNSEL TO THE FUND     COUNSEL TO THE           TRANSFER AGENT       CUSTODIAN
                        DIRECTORS
Ballard Spahr                                    A I M Fund           The Bank of New
Andrews & Ingersoll,    Kramer, Levin, Naftalis  Services, Inc.       York
LLP                     & Frankel LLP            P.O. Box 4739        90 Washington
1735 Market Street      919 Third Avenue         Houston, TX          Street, 11th Floor
Philadelphia, PA 19103  New York, NY 10022       77210-4739           New York, NY 10286

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)

Of the ordinary dividends paid, 0.05% was derived from U.S. Treasury
Obligations.

                         ANNUAL REPORT / AUGUST 31, 2002

                        SHORT-TERM INVESTMENTS CO. (STIC)

                             LIQUID ASSETS PORTFOLIO

                            PRIVATE INVESTMENT CLASS

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.

LAP-AR-2


[Fund Management Company(SM)
Logo Appears Here]

[AIM LOGO APPEARS HERE]
--Registered Trademark--


                           LETTER TO OUR SHAREHOLDERS

                     DEAR SHAREHOLDER:

[PHOTO OF            This is the report on the Private Investment Class of
ROBERT H.            Short-Term Investments Co.'s Liquid Assets Portfolio for
GRAHAM]              the fiscal year ended August 31, 2002.

                         The first half of the fiscal year was characterized by
                     economic weakness, declining interest rates and a horrific terrorist attack against the United States. The second half of the fiscal year was characterized by a slowly recovering economy, stable interest rates, wild stock price fluctuations, allegations of corporate governance and accounting misdeeds, plus the growing threat of war between the United States and Iraq.

                         As the fiscal year began, the economy was weakening and
                     the U.S. Federal Reserve (the Fed) s aggressively cutting short-term interest rates to bolster growth. In the third quarter of 2001, gross domestic product (GDP), the broadest measure of economic activity, contracted, and in November the National Bureau of Economic Research declared that the economy had slipped into a manufacturing-led recession in March 2001. While the events of September 11 exacerbated economic weakness and unemployment, consumer spending remained surprisingly strong.

    Short-term interest rates began the fiscal year at 3.75% and ended it at 1.75%, the lowest rate since 1961.

    These and other influences caused many investors to exit the stock market and seek relative safety in money market funds or fixed income investments--even though historically low interest rates depressed yields on such investments. Inflows into money market funds and fixed income investments were strong for the fiscal year as a whole.

YOUR INVESTMENT PORTFOLIO

Amidst an uncertain and volatile market environment, the fund continued to provide attractive income and safety of principal. The fund's weighted average maturity (WAM) remained in the 35-day to 55-day range during the 12 months ended August 31, 2002. As of the end of the reporting period, the WAM stood at 54 days, and seven-day yield for the Private Investment Class was 1.52%. Total net assets in the Private Investment Class stood at $808.5 million. Had the advisor and distributor not waived fees, performance would have been lower.

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit-rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These ratings are

YIELDS AS OF 8/31/02

================================================================================
                                                                      Seven-Day
                                                    Monthly Yield       Yield

Liquid Assets Portfolio                                1.50%            1.52%
Private Investment Class
iMoneyNet Money Fund Averages--Trademark--             1.48%            1.49%
First-Tier Institutions Only
iMoneyNet Money Fund Averages--Trademark--             1.43%            1.45%
Total Institutions Only

The seven-day yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet, Inc. First Tier Institutional category consists of 269 funds that invest in any allowable 2a-7 investment, except second tier commercial paper. The iMoneyNet, Inc. Total Institutions Only category consists of 579 funds with a minimum initial investment of $100,000 or funds that are only open to institutions.

================================================================================

                                                                     (continued)
based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies, according to iMoneyNet Financial Data, Inc.

    The Liquid Assets Portfolio invests solely in securities rated "first-tier" as defined in Rule 2a-7 under the Investment Company Act of 1940. Its objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Using a modified barbell maturity structure, portfolio management emphasizes superior credit quality in buying money market securities such as commercial paper and selected repurchase agreement securities. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

As the fiscal year drew to a close, the economy was recovering--but there was uncertainty about the pace of that recovery. First quarter 2002 GDP grew at a robust annualized rate of 5.0%, but second quarter GDP growth was a modest 1.3%. In its July Beige Book report, the Fed reported modest and uneven growth across sectors and regions, mixed retail sales, an improving manufacturing industry, and a relatively stable labor market.

    Together with the lack of any inflationary threat, these signals are likely to prompt the Fed to wait for more definitive data before adjusting interest rates up or down.

    AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,

/s/ ROBERT H. GRAHAM
ROBERT H. GRAHAM
Chairman

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002


                                                             PAR
                                               MATURITY     (000)           VALUE
COMMERCIAL PAPER-17.77%(a)
FINANCIAL-17.71%

ASSET BACKED SECURITIES-COMMERCIAL
  LOANS/LEASES-2.94%

Atlantis One Funding Corp.-144A
  1.98%                                        09/03/02   $  150,695   $   150,678,424
--------------------------------------------------------------------------------------
  1.96%                                        09/24/02       94,729        94,610,681
--------------------------------------------------------------------------------------
  1.97%                                        10/01/02      120,000       119,803,000
--------------------------------------------------------------------------------------
  2.03%                                        10/18/02       76,101        75,899,311
--------------------------------------------------------------------------------------
  1.99%                                        11/05/02      118,761       118,334,285
--------------------------------------------------------------------------------------
  1.99%                                        11/06/02       92,954        92,614,873
--------------------------------------------------------------------------------------
  2.02%                                        11/07/02      139,502       138,977,550
--------------------------------------------------------------------------------------
  1.98%                                        12/02/02      150,000       149,241,000
--------------------------------------------------------------------------------------
Stellar Funding Group, Inc.-144A
  1.81%                                        09/27/02       19,989        19,962,870
--------------------------------------------------------------------------------------
  1.81%                                        09/30/02      101,024       100,876,701
--------------------------------------------------------------------------------------
  1.80%                                        10/02/02       34,862        34,807,964
======================================================================================
                                                                         1,095,806,659
======================================================================================

ASSET BACKED SECURITIES-CONSUMER
  RECEIVABLES-0.49%

Old Line Funding Corp.-144A
  1.80%                                        10/02/02       35,478        35,423,009
--------------------------------------------------------------------------------------
  1.80%                                        10/21/02       50,286        50,160,285
--------------------------------------------------------------------------------------
Thunder Bay Funding Inc.-144A
  1.80%                                        09/12/02       30,147        30,130,419
--------------------------------------------------------------------------------------
  1.80%                                        10/01/02       49,043        48,969,435
--------------------------------------------------------------------------------------
  1.80%                                        10/07/02       19,118        19,083,588
======================================================================================
                                                                           183,766,736
======================================================================================

ASSET BACKED SECURITIES-FULLY BACKED-2.29%

Aquinas Funding LLC-144A (Rabobank-ABS
  Program Sponsor)
  1.81%                                        09/09/02       75,000        74,969,833
--------------------------------------------------------------------------------------
  2.04%                                        09/10/02      110,000       109,943,900
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
ASSET BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Enterprise Funding Corp.-144A (Bank of
  America N.A.-ABS Program Sponsor)
  1.81%                                        09/16/02   $   13,418   $    13,407,881
--------------------------------------------------------------------------------------
  1.71%                                        10/07/02       19,482        19,448,686
--------------------------------------------------------------------------------------
Kitty Hawk Funding Corp.-144A (Bank of
  America N.A.-ABS Program Sponsor)
  1.80%                                        09/13/02       20,601        20,588,639
--------------------------------------------------------------------------------------
Newport Funding Corp.-144A (Deutsche Bank-ABS
  Program Sponsor)
  1.80%                                        09/10/02      100,000        99,955,000
--------------------------------------------------------------------------------------
  1.80%                                        09/11/02      100,000        99,950,000
--------------------------------------------------------------------------------------
  2.04%                                        09/16/02      100,000        99,915,000
--------------------------------------------------------------------------------------
Tulip Funding Corp.-144A (ABN AMRO Bank
  N.V.-ABS Program Sponsor)
  1.80%                                        09/11/02      110,169       110,113,916
--------------------------------------------------------------------------------------
  1.80%                                        09/18/02      108,105       108,013,111
--------------------------------------------------------------------------------------
Variable Funding Capital Corp.-144A (Wachovia
  Bank N.A.-ABS Program Sponsor)
  1.97%                                        04/04/03      100,000        98,823,472
======================================================================================
                                                                           855,129,438
======================================================================================

ASSET BACKED SECURITIES-MULTI-PURPOSE-5.29%

Amsterdam Funding Corp.-144A
  1.80%                                        09/20/02       75,000        74,928,750
--------------------------------------------------------------------------------------
  1.80%                                        11/25/02       50,000        49,787,500
--------------------------------------------------------------------------------------
  1.77%                                        12/23/02      100,000        99,444,417
--------------------------------------------------------------------------------------
Clipper Receivables Corp.
  1.81%                                        09/05/02       60,000        59,987,933
--------------------------------------------------------------------------------------
Edison Asset Securitization, LLC-144A
  1.91%                                        10/02/02       80,000        79,868,422
--------------------------------------------------------------------------------------
  1.91%                                        10/04/02      150,000       149,737,375
--------------------------------------------------------------------------------------
  2.10%                                        10/07/02      125,000       124,737,500
--------------------------------------------------------------------------------------
  2.05%                                        10/08/02      100,000        99,789,306
--------------------------------------------------------------------------------------
  1.80%                                        10/09/02      137,910       137,647,971
--------------------------------------------------------------------------------------
  2.05%                                        10/09/02      100,000        99,783,611
--------------------------------------------------------------------------------------
  1.80%                                        10/11/02      150,000       149,700,000
--------------------------------------------------------------------------------------
  1.98%                                        11/06/02      100,000        99,637,000
--------------------------------------------------------------------------------------
Mont Blanc Capital Corp.-144A
  1.80%                                        09/12/02      150,000       149,917,500
--------------------------------------------------------------------------------------
Preferred Receivables Funding Corp.-144A
  1.80%                                        09/12/02       12,523        12,516,112
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
ASSET BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Quincy Capital Corp.-144A
  1.80%                                        09/06/02   $   44,311   $    44,299,922
--------------------------------------------------------------------------------------
Receivables Capital Corp.-144A
  1.80%                                        09/18/02       63,319        63,265,179
--------------------------------------------------------------------------------------
Sheffield Receivables Corp.-144A
  1.74%                                        09/05/02      100,000        99,980,667
--------------------------------------------------------------------------------------
  1.74%                                        09/09/02      100,000        99,961,333
--------------------------------------------------------------------------------------
  2.01%                                        11/21/02       31,160        31,019,079
--------------------------------------------------------------------------------------
Windmill Funding Corp.-144A
  1.80%                                        09/20/02      100,000        99,905,000
--------------------------------------------------------------------------------------
  1.80%                                        11/25/02       50,000        49,787,500
--------------------------------------------------------------------------------------
  1.77%                                        12/23/02      100,000        99,444,417
======================================================================================
                                                                         1,975,146,494
======================================================================================

ASSET BACKED SECURITIES-TRADE
  RECEIVABLES-2.19%

Bills Securitization Ltd.
  2.00%                                        10/29/02       90,000        89,710,000
--------------------------------------------------------------------------------------
  2.02%                                        11/15/02       44,500        44,312,729
--------------------------------------------------------------------------------------
  2.02%                                        11/18/02      150,000       149,343,500
--------------------------------------------------------------------------------------
  2.03%                                        11/26/02      100,000        99,515,056
--------------------------------------------------------------------------------------
FCAR Owner Trust
  1.80%                                        10/21/02      100,000        99,750,000
--------------------------------------------------------------------------------------
  1.80%                                        10/23/02       50,000        49,870,000
--------------------------------------------------------------------------------------
  1.80%                                        11/12/02      100,000        99,640,000
--------------------------------------------------------------------------------------
  1.80%                                        11/14/02      100,000        99,630,000
--------------------------------------------------------------------------------------
  1.77%                                        12/20/02       85,000        84,540,292
======================================================================================
                                                                           816,311,577
======================================================================================

BANKS-2.00%

Banque et Caisse d'Epargne de l'Etat
  (Luxembourg)
  2.04%                                        02/05/03      150,000       148,665,500
--------------------------------------------------------------------------------------
  1.98%                                        02/07/03      100,000        99,125,500
--------------------------------------------------------------------------------------
Citicorp
  1.78%                                        11/04/02      200,000       199,367,111
--------------------------------------------------------------------------------------
  1.78%                                        11/05/02       50,000        49,839,306
--------------------------------------------------------------------------------------
Dresdner U.S. Finance, Inc. (Germany)
  1.80%                                        10/07/02      150,000       149,730,000
--------------------------------------------------------------------------------------
  2.10%                                        10/18/02      100,000        99,725,833
======================================================================================
                                                                           746,453,250
======================================================================================


                                                             PAR
                                               MATURITY     (000)           VALUE

DIVERSIFIED FINANCIAL SERVICES-2.51%

BP Capital Markets PLC (United Kingdom)
  2.00%                                        11/06/02   $  100,000   $    99,633,333
--------------------------------------------------------------------------------------
General Electric Capital Corp.
  1.91%                                        09/03/02      440,000       439,953,311
--------------------------------------------------------------------------------------
General Electric Capital Services, Inc.
  2.00%                                        12/04/02       20,000        19,895,556
--------------------------------------------------------------------------------------
  2.00%                                        12/05/02       50,000        49,736,111
--------------------------------------------------------------------------------------
  2.00%                                        12/06/02       50,000        49,733,333
--------------------------------------------------------------------------------------
  2.08%                                        12/09/02      150,000       149,142,000
--------------------------------------------------------------------------------------
Salomon Smith Barney Holdings Inc.
  1.80%                                        09/17/02      127,657       127,554,874
======================================================================================
                                                                           935,648,518
======================================================================================
    Total Financial                                                      6,608,262,672
______________________________________________________________________________________
======================================================================================
INDUSTRIALS-0.06%

INDUSTRIAL CONGLOMERATES-0.06%

General Electric Co.
  2.03%                                        09/11/02       22,000        21,987,594
======================================================================================
    Total Industrials                                                       21,987,594
______________________________________________________________________________________
======================================================================================
    Total Commercial Paper (Cost
      $6,630,250,266)                                                    6,630,250,266
______________________________________________________________________________________
======================================================================================
U.S. GOVERNMENT AGENCY SECURITIES-3.72%

FEDERAL FARM CREDIT BANK-0.33%

Bonds,
  2.30%                                        08/06/03       50,000        50,000,000
--------------------------------------------------------------------------------------
  1.80%                                        09/03/03       75,000        75,000,000
======================================================================================
                                                                           125,000,000
======================================================================================

FEDERAL HOME LOAN BANK-3.21%

Unsec. Bonds,
  2.11%                                        08/12/03      129,000       129,000,000
--------------------------------------------------------------------------------------
  2.25%                                        08/14/03      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.00%                                        08/27/03      200,000       200,000,000
--------------------------------------------------------------------------------------
  2.00%                                        09/02/03      350,000       350,000,000
--------------------------------------------------------------------------------------
  2.00%                                        09/12/03      185,000       185,000,000
--------------------------------------------------------------------------------------
  2.07%                                        09/17/03       85,000        85,000,000
--------------------------------------------------------------------------------------
  2.07%                                        09/23/03      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.08%                                        09/26/03       50,000        50,000,000
======================================================================================
                                                                         1,199,000,000
======================================================================================


                                                             PAR
                                               MATURITY     (000)           VALUE

OVERSEAS PRIVATE INVESTMENT CORP.-0.18%

Floating Rate Notes,
  1.80%(b)                                     01/15/09   $   65,787   $    65,786,500
======================================================================================
    Total U.S. Government Agency Securities
      (Cost $1,389,786,500)                                              1,389,786,500
______________________________________________________________________________________
======================================================================================
U.S. TREASURY BILLS-0.27%
1.54%(a)                                       01/16/03      100,000        99,413,944
======================================================================================
    Total U.S. Treasury Bills (Cost
      $99,413,944)                                                          99,413,944
______________________________________________________________________________________
======================================================================================
VARIABLE RATE DEMAND NOTES-3.41%

INSURED-1.33%(c)(d)(e)

Alaska State Housing Finance Corp.; Series B
  RB
  1.85%                                        12/01/36       10,000        10,000,000
--------------------------------------------------------------------------------------
Baptist Health System of South Florida;
  Series RB
  1.80%                                        05/15/17       16,895        16,895,000
--------------------------------------------------------------------------------------
  1.80%                                        05/15/25       23,500        23,500,000
--------------------------------------------------------------------------------------
Berks (County of) Industrial Development
  Authority (Lutheran Services Northeast);
  Series B IDR
  1.92%                                        01/01/28        5,990         5,990,000
--------------------------------------------------------------------------------------
California Housing Finance Agency; Series K
  RB
  1.74%                                        08/01/31       24,695        24,695,000
--------------------------------------------------------------------------------------
Connecticut State Housing Financing Authority
  (Housing Mortgage Finance Program); RB
  1.82%                                        11/15/16       50,650        50,650,000
--------------------------------------------------------------------------------------
  1.85%                                        05/15/33       20,000        20,000,000
--------------------------------------------------------------------------------------
Florida Housing Finance Corp. (Affordable
  Housing); Series A RB
  1.75%                                        01/01/45       27,850        27,850,000
--------------------------------------------------------------------------------------
  1.80%                                        01/01/47       38,620        38,620,000
--------------------------------------------------------------------------------------
Loanstar Asset Partners II; RB
  1.85%                                        08/01/37      200,000       200,000,000
--------------------------------------------------------------------------------------
Michigan State Housing Development Authority;
  Series C RB
  1.85%                                        12/01/20        2,090         2,090,000
--------------------------------------------------------------------------------------
New Jersey Sports & Exhibition Authority;
  Series C RB
  1.86%                                        03/01/05       16,235        16,235,000
--------------------------------------------------------------------------------------
New Orleans (City of) Pension; RB
  1.80%                                        09/01/30       33,760        33,760,000
--------------------------------------------------------------------------------------
Omaha (City of) (Riverfront Redevelopment);
  Series B RB
  1.91%                                        02/01/26       10,235        10,235,000
--------------------------------------------------------------------------------------
Rhode Island State Student Loan Authority;
  Series 4 RB
  1.80%                                        12/01/34       15,000        15,000,000
======================================================================================
                                                                           495,520,000
======================================================================================


                                                             PAR
                                               MATURITY     (000)           VALUE

LETTER OF CREDIT GUARANTEED-2.05%(d)(f)

Advocare of South Carolina; Series 1997 Bonds
  (LOC-Wachovia Bank N.A.)
  1.81%(c)                                     06/01/17   $    4,400   $     4,400,000
--------------------------------------------------------------------------------------
American Association of Retired Persons;
  Notes (LOC-Bank of America N.A.)
  1.90%(c)                                     05/01/31       11,000        11,000,000
--------------------------------------------------------------------------------------
Arkansas Development Finance Authority
  (Potlatch Corp. Projects); Industrial
  Facilities Series B IDR (LOC-Bank of
  America N.A.)
  1.86%(c)                                     08/01/30       14,450        14,450,000
--------------------------------------------------------------------------------------
B. Braun Medical Inc.; Bonds (LOC-Wachovia
  Bank N.A.)
  1.87%(c)                                     02/01/15       48,185        48,185,000
--------------------------------------------------------------------------------------
Belk, Inc.; Series 1998 Bonds (LOC-Wachovia
  Bank N.A.)
  1.87%(c)                                     07/01/08       91,030        91,030,000
--------------------------------------------------------------------------------------
Berks (County of) Industrial Development
  Authority (Giorgi Mushroom Co.); Series B
  IDR (LOC-First Union National Bank)
  1.82%(c)                                     07/01/12        3,535         3,535,000
--------------------------------------------------------------------------------------
Botsford (City of) General Hospital; Series A
  RB
  (LOC-Michigan National Bank)
  1.85%(g)                                     02/15/27       10,100        10,100,000
--------------------------------------------------------------------------------------
Brazos River Authority (TXU Energy Co. LLC
  Project);
  Series H PCR (LOC-Chase Manhattan Bank)
  1.82%(c)                                     12/01/36       30,820        30,820,000
--------------------------------------------------------------------------------------
  Series I PCR (LOC-Wachovia Bank N.A.)
  1.82%(c)                                     12/01/36       62,920        62,920,000
--------------------------------------------------------------------------------------
Brosis Finance, LLC; Bonds (LOC-Wachovia Bank
  N.A.)
  1.81%(c)                                     09/01/19       18,800        18,800,000
--------------------------------------------------------------------------------------
Capital One Funding Corp.; Floating Rate
  Notes (LOC-Bank One N.A.)
  1.90%(c)                                     07/01/20       11,753        11,753,000
--------------------------------------------------------------------------------------
  1.90%(c)                                     09/01/20       15,857        15,857,000
--------------------------------------------------------------------------------------
Chatham Capital Corp.; Floating Rate Notes
  (LOC-Bank One N.A.)
  1.90%(c)                                     07/01/20       15,300        15,300,000
--------------------------------------------------------------------------------------
Conair Corp.; Notes (LOC-Wachovia Bank N.A.)
  1.87%(h)                                     09/01/12        9,815         9,815,000
--------------------------------------------------------------------------------------
Dome Corp.; Floating Rate Notes (LOC-Wachovia
  Bank N.A.)
  1.86%(c)                                     08/31/16       10,735        10,735,000
--------------------------------------------------------------------------------------
Gulf States Paper Corp.; Unsec. Bonds
  (LOC-Wachovia Bank N.A.)
  1.81%(c)                                     11/01/18       25,000        25,000,000
--------------------------------------------------------------------------------------
La Mirada California Industrial Development
  Authority (Rykoff-Sexton, Inc. Project);
  IDR (LOC-Bank One N.A.)
  1.90%(c)                                     12/01/26        5,200         5,200,000
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
LETTER OF CREDIT GUARANTEED-(CONTINUED)

Madison Wisconsin Community Development
  Authority (Overture Development Corp.); RB
  (LOC-Bank One Milwaukee N.A.; Firstar Bank
  N.A.; M&I Marshall & Ilsley; Northern Trust
  Company)
  1.90%(c)                                     06/01/36   $  115,000   $   115,000,000
--------------------------------------------------------------------------------------
Mississippi Business Finance Corp. (Telepak
  Inc. Project); IDR (LOC-Wachovia Bank N.A.)
  1.82%(c)                                     05/01/17       20,000        20,000,000
--------------------------------------------------------------------------------------
Missouri State Health & Educational
  Facilities Authority (Bethesda Health
  Group); Series B RB (LOC-U.S. Bank N.A.)
  1.85%(g)                                     08/01/31       18,540        18,540,000
--------------------------------------------------------------------------------------
New York (City of) Housing Development Corp.
  (Chelsea Centro); RB (LOC-Bayerische
  Landesbank)
  1.81%(c)                                     06/01/33        8,700         8,700,000
--------------------------------------------------------------------------------------
Osprey Properties Ltd.; Floating Rate Notes
  (LOC-Wells Fargo)
  1.90%(h)                                     06/01/27        6,000         6,000,000
--------------------------------------------------------------------------------------
R.G. Ray Corp.; Series 2000 Bonds
  (LOC-LaSalle Bank N.A.)
  1.90%(c)                                     01/15/15        4,020         4,020,000
--------------------------------------------------------------------------------------
Richmond (City of) Redevelopment & Housing
  Authority Project (Old Manchester); Series
  B RB (LOC-Wachovia Bank N.A.)
  1.90%(h)                                     12/01/25        1,590         1,590,000
--------------------------------------------------------------------------------------
Roman Catholic Diocese of Raleigh; Series A
  RB (LOC-Bank of America N.A.)
  1.87%(c)                                     06/01/18        7,500         7,500,000
--------------------------------------------------------------------------------------
Sabine River Authority (TXU Energy Co. LLC
  Project); Series E PCR (LOC-Chase Manhattan
  Bank)
  1.82%(c)                                     12/01/36       44,615        44,615,000
--------------------------------------------------------------------------------------
San Jose (City of) Redevelopment Agency
  (Merged Area); RB (LOC-Bank of New York)
  Series G,
  1.90%(c)                                     08/01/29        8,000         8,000,000
--------------------------------------------------------------------------------------
  Series H,
  1.85%(c)                                     08/01/29       16,100        16,100,000
--------------------------------------------------------------------------------------
Shepherd Capital LLC; Floating Rate Series
  96A Notes (LOC-Standard Federal Bank)
  1.92%(c)                                     10/01/46        5,915         5,915,000
--------------------------------------------------------------------------------------
Southeastern Retirement Association, Inc.;
  Bonds (LOC-Wachovia Bank N.A.)
  1.87%(c)                                     08/01/19           60            60,000
--------------------------------------------------------------------------------------
South Carolina Educational Facilities
  Authority for Private Nonprofit
  Institutions (Anderson College); Series C
  RB (LOC-Wachovia Bank N.A.)
  1.92%(c)                                     10/01/23        3,470         3,470,000
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
LETTER OF CREDIT GUARANTEED-(CONTINUED)

TP Racing L.L.L.P.; Floating Rate Notes
  (LOC-Bank One Trust Co. N.A.)
  1.90%(c)                                     06/01/30   $   29,430   $    29,430,000
--------------------------------------------------------------------------------------
Union (County of) (Del-Tin Fiber LLC
  Project); IDR (LOC-Bank One Chicago N.A.)
  1.90%(c)                                     10/01/27       34,400        34,400,000
--------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; Notes (LOC-Wachovia Bank N.A.)
  1.87%(c)                                     07/01/26       49,100        49,100,000
--------------------------------------------------------------------------------------
Wake Forest University; Floating Rate Series
  1997 Bonds (LOC-Wachovia Bank N.A.)
  1.81%(c)                                     07/01/17        3,800         3,800,000
======================================================================================
                                                                           765,140,000
======================================================================================

CORPORATE GUARANTEED-0.03%

Mississippi Business Finance Corp. (General
  Electric Plastics Project); IDR
  1.80%(d)(h)(i)                               02/01/23       12,000        12,000,000
======================================================================================
    Total Variable Rate Demand Notes (Cost
      $1,272,660,000)                                                    1,272,660,000
______________________________________________________________________________________
======================================================================================
ASSET BACKED NOTES-1.80%

COMMERCIAL, LOANS/LEASES-0.23%

Caterpillar Financial Asset Trust
  1.82%                                        07/25/03       85,347        85,347,383
======================================================================================

CONSUMER RECEIVABLES-0.56%

Honda Auto Receivables Owner Trust
  1.82%                                        08/18/03       68,315        68,314,855
--------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust
  1.70%                                        09/08/03      142,000       142,000,000
======================================================================================
                                                                           210,314,855
======================================================================================

FULLY BACKED-1.01%

Americredit Automobile Receivables Trust(e)
  1.71%                                        09/08/03       85,000        85,000,000
--------------------------------------------------------------------------------------
Drive Auto Receivables Trust(e)
  1.88%                                        07/15/03       30,611        30,611,236
--------------------------------------------------------------------------------------
Household Automotive Trust(e)
  1.77%                                        09/17/03      150,000       150,000,000
--------------------------------------------------------------------------------------
Residential Asset Securities Corp.(e)
  1.73%                                        08/25/03       25,000        25,000,000
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
FULLY BACKED-(CONTINUED)

Triad Auto Receivables Owner Trust(e)
  1.72%                                        09/12/03   $   87,000   $    87,000,000
======================================================================================
                                                                           377,611,236
======================================================================================
    Total Asset Backed Notes (Cost
      $673,273,474)                                                        673,273,474
______________________________________________________________________________________
======================================================================================
CERTIFICATES OF DEPOSIT-18.81%
Abbey National PLC (United Kingdom)
  2.46%                                        10/03/02      100,000       100,000,000
--------------------------------------------------------------------------------------
Bank of New York
  1.69%                                        08/11/03      100,000        99,990,607
--------------------------------------------------------------------------------------
Bank of Scotland PLC (United Kingdom)
  3.42%                                        09/11/02       40,000        40,015,295
--------------------------------------------------------------------------------------
  2.58%                                        09/30/02       75,000        75,006,433
--------------------------------------------------------------------------------------
  2.45%                                        10/07/02      100,000       100,000,000
--------------------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom)
  3.38%                                        09/13/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  1.97%                                        09/24/02       18,000        18,000,057
--------------------------------------------------------------------------------------
  1.95%                                        09/25/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  1.96%                                        09/26/02      100,000       100,000,344
--------------------------------------------------------------------------------------
  2.18%                                        09/30/02       50,000        50,000,398
--------------------------------------------------------------------------------------
  2.10%                                        01/10/03      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.00%                                        04/10/03      100,000       100,000,000
--------------------------------------------------------------------------------------
BNP Paribas (France)
  2.11%                                        09/09/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.00%                                        09/27/02      123,500       123,500,000
--------------------------------------------------------------------------------------
  2.16%                                        10/29/02       80,000        80,000,000
--------------------------------------------------------------------------------------
  2.50%                                        12/10/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.25%                                        12/13/02      100,000       100,000,000
--------------------------------------------------------------------------------------
Credit Suisse First Boston (Switzerland)
  2.11%                                        12/30/02       50,000        50,000,000
--------------------------------------------------------------------------------------
  2.11%                                        12/31/02      100,000       100,000,000
--------------------------------------------------------------------------------------
Danske Bank (Denmark)
  2.25%                                        12/13/02       90,000        90,000,000
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
CERTIFICATES OF DEPOSIT-(CONTINUED)

Deutsche Bank AG (Germany)
  3.63%                                        09/06/02   $  100,000   $    99,999,799
--------------------------------------------------------------------------------------
  2.05%                                        09/30/02      100,000        99,990,450
--------------------------------------------------------------------------------------
  2.06%                                        10/30/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.14%                                        10/31/02      100,000       100,013,088
--------------------------------------------------------------------------------------
  2.29%                                        11/19/02      100,000        99,996,784
--------------------------------------------------------------------------------------
  2.01%                                        12/10/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.01%                                        02/18/03      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.04%                                        04/30/03      100,000       100,000,000
--------------------------------------------------------------------------------------
Dexia Banque Belgique (Belgium)
  2.12%                                        11/08/02       12,000        11,999,778
--------------------------------------------------------------------------------------
  2.11%                                        02/11/03      100,000       100,002,232
--------------------------------------------------------------------------------------
Dresdner Bank (Germany)
  2.05%                                        09/12/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.04%                                        10/22/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.05%                                        10/23/02       80,000        80,000,000
--------------------------------------------------------------------------------------
Dresdner Bank-New York (Germany)
  2.57%                                        12/10/02      100,000       100,000,000
--------------------------------------------------------------------------------------
Halifax PLC (United Kingdom)
  1.96%                                        09/23/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  1.94%                                        09/30/02      150,000       150,000,000
--------------------------------------------------------------------------------------
  1.77%                                        12/05/02      150,000       150,000,000
--------------------------------------------------------------------------------------
  1.77%                                        12/06/02      150,000       150,000,000
--------------------------------------------------------------------------------------
  2.29%                                        02/13/03      150,000       150,000,000
--------------------------------------------------------------------------------------
  2.30%                                        02/18/03       50,000        50,000,000
--------------------------------------------------------------------------------------
HBOS Treasury Services PLC (United Kingdom)
  1.80%                                        09/20/02      200,000       200,000,000
--------------------------------------------------------------------------------------
  1.81%                                        11/22/02      150,000       150,000,000
--------------------------------------------------------------------------------------
  1.78%                                        12/27/02      250,000       250,000,000
--------------------------------------------------------------------------------------
  1.78%                                        12/30/02      250,000       250,000,000
--------------------------------------------------------------------------------------
Lloyd's TSB Bank PLC-New York (United
  Kingdom)
  2.03%                                        10/25/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  1.99%                                        11/04/02       50,000        50,000,000
--------------------------------------------------------------------------------------
  2.01%                                        12/09/02       50,000        50,000,000
--------------------------------------------------------------------------------------
  2.16%                                        02/10/03       50,000        50,000,000
--------------------------------------------------------------------------------------
  2.11%                                        02/14/03      100,000       100,002,272
--------------------------------------------------------------------------------------
  2.02%                                        02/19/03      100,000       100,002,343
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
CERTIFICATES OF DEPOSIT-(CONTINUED)

National Australia Bank Ltd. (Australia)
  1.94%                                        09/25/02   $  100,000   $   100,000,000
--------------------------------------------------------------------------------------
  2.50%                                        10/15/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.07%                                        12/20/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.15%                                        02/10/03      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.02%                                        03/24/03       50,000        50,000,000
--------------------------------------------------------------------------------------
  1.87%                                        08/05/03      100,000       100,000,000
--------------------------------------------------------------------------------------
  1.70%                                        08/11/03       50,000        50,000,000
--------------------------------------------------------------------------------------
Rabobank Nederland (Netherlands)
  1.95%                                        09/25/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.51%                                        03/28/03      100,000       100,002,813
--------------------------------------------------------------------------------------
Royal Bank of Scotland PLC (United Kingdom)
  2.10%                                        02/13/03      100,000       100,000,000
--------------------------------------------------------------------------------------
Societe Generale (France)
  2.01%                                        09/27/02       50,000        50,000,337
--------------------------------------------------------------------------------------
  2.11%                                        02/14/03      100,000       100,002,272
--------------------------------------------------------------------------------------
  2.00%                                        04/10/03       50,000        50,000,000
--------------------------------------------------------------------------------------
Svenska Handelsbanken A.B. (Sweden)
  1.89%                                        09/26/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.30%                                        11/19/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.53%                                        11/25/02      100,000        99,997,699
--------------------------------------------------------------------------------------
  2.03%                                        03/24/03      100,000       100,005,581
--------------------------------------------------------------------------------------
  1.87%                                        08/27/03      200,000       200,000,000
--------------------------------------------------------------------------------------
UBS A.G. (Switzerland)
  2.50%                                        10/15/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.10%                                        02/13/03       50,000        50,000,000
--------------------------------------------------------------------------------------
U.S. Bank N.A.-Minneapolis
  2.00%                                        11/04/02      100,000       100,000,000
======================================================================================
    Total Certificates of Deposit (Cost
      $7,018,528,582)                                                    7,018,528,582
______________________________________________________________________________________
======================================================================================
BANK NOTES-1.87%
La Salle Bank N.A.
  1.93%                                        09/23/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.48%                                        10/03/02      100,000        99,999,133
--------------------------------------------------------------------------------------
  2.06%                                        10/15/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.40%                                        12/10/02       80,000        80,000,000
--------------------------------------------------------------------------------------
National City Bank of Indiana(g)
  1.92%                                        01/09/03      100,000        99,998,219
--------------------------------------------------------------------------------------
  1.93%                                        02/28/03      100,000        99,995,068
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
BANK NOTES-(CONTINUED)

U.S. Bank N.A.-North Dakota
  1.74%(g)                                     04/30/03   $  120,000   $   119,963,779
======================================================================================
    Total Bank Notes (Cost $699,956,199)                                   699,956,199
______________________________________________________________________________________
======================================================================================
BANKERS' ACCEPTANCES-0.23%(a)
Wachovia Bank, N.A.
  1.94%                                        11/18/02       20,000        19,915,933
--------------------------------------------------------------------------------------
  1.94%                                        11/19/02       15,000        14,936,142
--------------------------------------------------------------------------------------
  1.94%                                        11/20/02       15,169        15,103,922
--------------------------------------------------------------------------------------
  1.94%                                        11/22/02        7,000         6,969,068
--------------------------------------------------------------------------------------
  1.94%                                        11/25/02        8,000         7,963,356
--------------------------------------------------------------------------------------
  1.94%                                        11/26/02       20,000        19,907,311
======================================================================================
    Total Bankers' Acceptances (Cost
      $84,795,732)                                                          84,795,732
______________________________________________________________________________________
======================================================================================
MASTER NOTE AGREEMENTS-4.92%
J.P. Morgan Securities, Inc.
  1.98%(j)                                     11/04/02      263,000       263,000,000
--------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  1.97%(k)                                          --       350,000       350,000,000
--------------------------------------------------------------------------------------
  2.04%(l)                                     08/18/03      440,000       440,000,000
--------------------------------------------------------------------------------------
Morgan Stanley
  1.95%(m)                                     09/17/02      785,000       785,000,000
======================================================================================
    Total Master Note Agreements (Cost
      $1,838,000,000)                                                    1,838,000,000
______________________________________________________________________________________
======================================================================================
MEDIUM TERM NOTES-5.24%
General Electric Capital Corp.-Series A
  1.76%(h)                                     09/19/02      100,000        99,999,005
--------------------------------------------------------------------------------------
  8.43%                                        11/25/02       25,000        25,339,294
--------------------------------------------------------------------------------------
  1.81%(h)                                     07/09/03      332,900       332,900,000
--------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.(g)
  1.99%                                        09/11/02       60,000        60,000,000
--------------------------------------------------------------------------------------
  1.99%                                        10/15/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  1.99%                                        11/20/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  1.99%                                        12/04/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  1.99%                                        01/23/03       50,000        50,000,000
--------------------------------------------------------------------------------------
Merck & Co. Inc.(h)
  1.77%                                        10/25/02       55,000        55,000,000
--------------------------------------------------------------------------------------
  1.77%                                        11/26/02      100,000       100,000,000
--------------------------------------------------------------------------------------
Merrill Lynch & Co.
  2.46%                                        12/03/02      100,000       100,000,000
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
MEDIUM TERM NOTES-(CONTINUED)

Morgan Stanley
  1.96%(g)                                     02/21/03   $  195,000   $   195,000,000
--------------------------------------------------------------------------------------
  1.92%(g)                                     03/03/03      200,000       200,000,000
--------------------------------------------------------------------------------------
  2.08%(b)                                     03/13/03       22,500        22,526,949
--------------------------------------------------------------------------------------
  2.17%(g)                                     04/07/03       71,000        71,089,079
--------------------------------------------------------------------------------------
  2.01%(b)                                     05/05/03       92,000        92,136,787
--------------------------------------------------------------------------------------
Toyota Motor Credit Corp. (Japan)
  1.92%(g)                                     09/30/02      100,000       100,000,000
--------------------------------------------------------------------------------------
Unilever N.V. (Netherlands)
  1.94%(b)                                     06/18/03      150,000       150,107,338
======================================================================================
    Total Medium Term Notes (Cost
      $1,954,098,452)                                                    1,954,098,452
______________________________________________________________________________________
======================================================================================
PROMISSORY NOTES-5.22%
Goldman Sachs Group, L.P.
  2.02%                                        10/10/02      400,000       400,000,000
--------------------------------------------------------------------------------------
  2.06%                                        11/05/02      355,000       355,000,000
--------------------------------------------------------------------------------------
  2.05%                                        12/13/02      190,000       190,000,000
--------------------------------------------------------------------------------------
  2.00%                                        12/16/02      175,000       175,000,000
--------------------------------------------------------------------------------------
  2.05%                                        01/27/03      300,000       300,000,000
--------------------------------------------------------------------------------------
  2.02%                                        02/03/03      300,000       300,000,000
--------------------------------------------------------------------------------------
  2.04%                                        02/27/03       28,000        28,000,000
--------------------------------------------------------------------------------------
  2.06%                                        03/21/03      200,000       200,000,000
======================================================================================
    Total Promissory Notes (Cost
      $1,948,000,000)                                                    1,948,000,000
______________________________________________________________________________________
======================================================================================
TIME DEPOSITS-7.39%
ABN AMRO-Cayman (Netherlands)
  1.78%                                        09/03/02      500,000       500,000,000
--------------------------------------------------------------------------------------
BNP Paribas-Cayman (France)
  1.78%                                        09/03/02      400,000       400,000,000
--------------------------------------------------------------------------------------
Deutsche Bank-Cayman (Germany)
  1.88%                                        09/03/02        5,000         5,000,000
--------------------------------------------------------------------------------------
Dresdner Bank-Cayman (Germany)
  1.78%                                        09/03/02      400,000       400,000,000
--------------------------------------------------------------------------------------
Regions Bank-Cayman
  1.78%                                        09/03/02      246,451       246,450,663
--------------------------------------------------------------------------------------
Societe Generale-Cayman (France)
  1.78%                                        09/03/02      500,000       500,000,000
--------------------------------------------------------------------------------------
Westdeutsche Landesbank-Cayman (Germany)
  1.88%                                        09/03/02      205,000       205,000,000
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
TIME DEPOSITS-(CONTINUED)

Wells Fargo Bank Minnesota, NA-Cayman
  1.75%                                        09/03/02   $  500,000   $   500,000,000
======================================================================================
    Total Time Deposits (Cost $2,756,450,663)                            2,756,450,663
______________________________________________________________________________________
======================================================================================
OTHER SHORT-TERM OBLIGATIONS-0.27%

PUTTABLE RESET SECURITIES-0.27%

Merck & Co., Inc.; PURS Notes,
  4.54%()                                      02/24/03       50,000        50,510,496
--------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.; Unsec. Unsub. PURS
  Notes
  4.88%()                                      06/01/03       50,000        50,855,099
======================================================================================
    Total Other Short-Term Obligations (Cost
      $101,365,595)                                                        101,365,595
======================================================================================
    Total Investments Excluding Repurchase
      Agreements (Cost $26,466,579,407)                                 26,466,579,407
______________________________________________________________________________________
======================================================================================
REPURCHASE AGREEMENTS(n)-29.89%
Bank of America Securities LLC
  1.89%(o)                                     09/03/02    1,500,000     1,500,000,000
--------------------------------------------------------------------------------------
Barclays Capital Inc. (United Kingdom)
  1.83%(p)                                     09/03/02      498,709       498,709,301
--------------------------------------------------------------------------------------
  1.89%(q)                                     09/03/02      424,559       424,559,333
--------------------------------------------------------------------------------------
BMO Nesbitt Burns Corp. (Canada)
  1.88%(r)                                     09/03/02       70,000        70,000,000
--------------------------------------------------------------------------------------
BNP Capital Markets, LLC (France)
  1.89%(s)                                     09/03/02    1,483,479     1,483,479,412
--------------------------------------------------------------------------------------
Deutsche Bank Securities Inc. (Germany)
  1.88%(t)                                     09/03/02      197,592       197,591,709
--------------------------------------------------------------------------------------
First Union Capital Markets
  1.89%(u)                                     09/03/02      750,000       750,000,000
--------------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.
  1.89%(v)                                     09/03/02      500,000       500,000,000
--------------------------------------------------------------------------------------
J.P. Morgan Securities Inc.
  1.89%(w)                                     09/03/02    1,000,000     1,000,000,000
--------------------------------------------------------------------------------------
Salomon Smith Barney Inc.
  1.88%(x)                                     09/03/02      370,000       370,000,000
--------------------------------------------------------------------------------------
Societe Generale (France)
  1.89%(y)                                     09/03/02      100,000       100,000,000
--------------------------------------------------------------------------------------
UBS Warburg (Switzerland)
  1.89%(z)                                     09/03/02    1,000,000     1,000,000,000
--------------------------------------------------------------------------------------
  1.89%(aa)                                    09/03/02    3,000,000     3,000,000,000
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

Westdeutsche Landesbank Girozentrale
  (Germany)
  1.89%(ab)                                    09/03/02   $  260,377   $   260,377,345
======================================================================================
    Total Repurchase Agreements (Cost
      $11,154,717,100)                                                  11,154,717,100
______________________________________________________________________________________
======================================================================================
TOTAL INVESTMENTS (Cost
  $37,621,296,507)(ac)-100.81%                                          37,621,296,507
______________________________________________________________________________________
======================================================================================
OTHER ASSETS LESS LIABILITIES-(0.81%)                                     (302,351,002)
______________________________________________________________________________________
======================================================================================
NET ASSETS-100.00%                                                     $37,318,945,505
______________________________________________________________________________________
======================================================================================

Investment Abbreviations:

ABS     - Asset Backed Security
IDR     - Industrial Revenue Bonds
LOC     - Letter of Credit
PCR     - Pollution Control Revenue Bonds
PURS    - Puttable Reset Securities
RB      - Revenue Bonds
Unsec.  - Unsecured
Unsub.  - Unsubordinated
144A    - Represents a security issued under Rule 144A and may be resold to qualified institutional buyers.

Notes to Schedule of Investments

(a) Security is traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rates are redetermined quarterly. Rate shown is the rate in effect on 08/31/02.
(c) Interest rates are redetermined weekly. Rate shown is the rate in effect on 08/31/02.
(d) Demand security; payable upon demand by the Fund with usually no more than seven calendar day's notice.
(e) Secured by bond insurance provided by one of the following companies: AMBAC Assurance Corp., MBIA Insurance Co., or Financial Security Assurance.
(f) Principal and interest payments are guaranteed by the letter of credit agreement.
(g) Interest rates are redetermined daily. Rate shown is the rate in effect on 08/31/02.
(h) Interest rates are redetermined monthly. Rate shown is the rate in effect on 08/31/02.
(i) Principal and interest payments are guaranteed by the corporate guarantor.
(j) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon seven business day's notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/02.
(k) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/02.
(l) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based on the timing of the demand. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/02.
(m) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day oral notice for up to 10% of outstanding amount, otherwise, upon seven business day written notice for more than 10% of outstanding balance. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/02.
(n) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(o) Repurchase agreement entered into 08/30/02 with a maturing value of $1,500,315,000. Collateralized by $1,505,721,242 U.S. Government
    obligations, 6.50% due 08/01/32 with a market value at 08/31/02 of $1,530,000,000.
(p) Joint repurchase agreement entered into 08/30/02 with a maturing value of $1,000,203,333. Collateralized by $827,780,000 U.S. Government obligations, 3.25% to 8.88% due 12/31/03 to 04/15/28 with an aggregate market value at 08/31/02 of $1,020,001,124.
(q) Joint repurchase agreement entered into 08/30/02 with a maturing value of $844,594,415. Collateralized by $815,907,000 U.S. Government obligations, 0% to 7.13% due 09/20/02 to 06/15/10 with an aggregate market value at 08/31/02 of $861,306,304.
(r) Joint repurchase agreement entered into 08/30/02 with a maturing value of $200,041,778. Collateralized by $289,194,000 U.S. Government obligations, 0% to 3.07% due 10/02/02 to 02/27/27 with an aggregate market value at 08/31/02 of $204,000,111.
(s) Joint repurchase agreement entered into 08/30/02 with a maturing value of $2,000,420,000. Collateralized by $1,940,631,000 U.S. Government
    obligations, 0% to 7.10% due 09/24/02 to 07/15/32 with an aggregate market value at 08/31/02 of $2,040,000,401.
(t) Joint repurchase agreement entered into 08/30/02 with a maturing value of $2,000,417,778. Collateralized by $1,980,041,000 U.S. Government
    obligations, 0% to 6.38% due 11/27/02 to 11/15/11 with an aggregate market value at 08/31/02 of $2,040,000,361.
(u) Repurchase agreement entered into 08/30/02 with a maturing value of $750,157,500. Collateralized by $730,492,148 U.S. Government obligations, 4.88% to 9.00% due 05/15/07 to 08/01/32 with an aggregate market value at 08/31/02 of $765,001,176.
(v) Repurchase agreement entered into 08/30/02 with a maturing value of $500,105,000. Collateralized by $490,740,448 U.S. Government obligations, 0% to 7.00% due 06/01/23 to 06/01/40 with an aggregate market value at 08/31/02 of $510,000,743.
(w) Repurchase agreement entered into 08/30/02 with a maturing value of $1,000,210,000. Collateralized by $1,007,519,331 U.S. Government
    obligations, 3.20% to 9.50% due 11/29/04 to 09/01/32 with an aggregate market value at 08/31/02 of $1,020,148,955.
(x) Joint repurchase agreement entered into 08/30/02 with a maturing value of $500,104,444. Collateralized by $493,735,000 U.S. Government obligations, 0% to 7.25% due 05/15/03 to 05/15/12 with an aggregate market value at 08/31/02 of $515,726,787.
(y) Repurchase agreement entered into 08/30/02 with a maturing value of $100,021,000. Collateralized by $134,512,275 U.S. Government obligations, 0% to 12.50% due 01/15/08 to 03/01/31 with an aggregate market value at 08/31/02 of $102,409,935.
(z) Repurchase agreement entered into 08/30/02 with a maturing value of $1,000,210,000. Collateralized by $980,731,619 U.S. Government obligations, 5.50% to 11.00% due 04/01/09 to 08/01/32 with an aggregate market value at 08/31/02 of $1,020,001,588.
(aa)Joint repurchase agreement entered into 08/30/02 with a maturing value of $3,700,777,000. Collateralized by $3,814,978,000 U.S. Government
    obligations, 0% to 8.13% due 12/04/03 to 07/15/32 with an aggregate market value at 08/31/02 of $3,774,002,125.
(ab)Joint repurchase agreement entered into 08/30/02 with a maturing value of $325,068,250. Collateralized by $319,800,734 U.S. Government obligations, 3.87% to 7.50% due 11/01/10 to 05/01/41 with an aggregate market value at 08/31/02 of $331,500,000.
(ac)Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

AUGUST 31, 2002

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                            $26,466,579,407
-----------------------------------------------------------------------------
Repurchase agreements                                          11,154,717,100
-----------------------------------------------------------------------------
Receivables for:
  Investments sold                                                    953,074
-----------------------------------------------------------------------------
  Interest                                                         82,285,629
-----------------------------------------------------------------------------
Investment for deferred compensation plan                             235,646
-----------------------------------------------------------------------------
Other assets                                                           47,160
=============================================================================
    Total assets                                               37,704,818,016
_____________________________________________________________________________
=============================================================================

LIABILITIES:

Payables for:
  Investments purchased                                           322,415,000
-----------------------------------------------------------------------------
  Dividends                                                        58,968,806
-----------------------------------------------------------------------------
  Deferred compensation plan                                          235,646
-----------------------------------------------------------------------------
Accrued custodian fees                                              1,026,750
-----------------------------------------------------------------------------
Accrued distribution fees                                             997,349
-----------------------------------------------------------------------------
Accrued directors' fees                                                31,357
-----------------------------------------------------------------------------
Accrued transfer agent fees                                           874,311
-----------------------------------------------------------------------------
Accrued operating expenses                                          1,323,292
=============================================================================
    Total liabilities                                             385,872,511
=============================================================================
Net assets applicable to shares outstanding                   $37,318,945,505
_____________________________________________________________________________
=============================================================================

NET ASSETS:

Institutional Class                                           $29,122,702,342
_____________________________________________________________________________
=============================================================================
Private Investment Class                                      $   808,457,110
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                     $    30,277,422
_____________________________________________________________________________
=============================================================================
Cash Management Class                                         $ 5,760,074,331
_____________________________________________________________________________
=============================================================================
Reserve Class                                                 $    51,279,011
_____________________________________________________________________________
=============================================================================
Resource Class                                                $ 1,546,155,289
_____________________________________________________________________________
=============================================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Class                                            29,120,777,396
_____________________________________________________________________________
=============================================================================
Private Investment Class                                          808,379,947
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                          30,276,384
_____________________________________________________________________________
=============================================================================
Cash Management Class                                           5,759,698,458
_____________________________________________________________________________
=============================================================================
Reserve Class                                                      51,278,823
_____________________________________________________________________________
=============================================================================
Resource Class                                                  1,546,077,894
_____________________________________________________________________________
=============================================================================
Net asset value, offering and redemption price per share for
  each class                                                  $          1.00
_____________________________________________________________________________
=============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED AUGUST 31, 2002

INVESTMENT INCOME:

Interest                                                      $928,277,269
==========================================================================

EXPENSES:

Advisory fees                                                   62,470,457
--------------------------------------------------------------------------
Administrative services fees                                     1,576,395
--------------------------------------------------------------------------
Custodian fees                                                   2,344,293
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       6,202,091
--------------------------------------------------------------------------
  Personal Investment Class                                        149,818
--------------------------------------------------------------------------
  Cash Management Class                                          5,729,907
--------------------------------------------------------------------------
  Reserve Class                                                    261,146
--------------------------------------------------------------------------
  Resource Class                                                 3,135,732
--------------------------------------------------------------------------
Transfer agent fees                                              6,788,150
--------------------------------------------------------------------------
Directors' fees                                                    210,962
--------------------------------------------------------------------------
Other                                                            2,819,021
==========================================================================
    Total expenses                                              91,687,972
==========================================================================
Less: Fees waived                                              (34,962,248)
--------------------------------------------------------------------------
    Net expenses                                                56,725,724
==========================================================================
Net investment income                                          871,551,545
==========================================================================
Net realized gain from investment securities                       929,565
==========================================================================
Net increase in net assets resulting from operations          $872,481,110
__________________________________________________________________________
==========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED AUGUST 31, 2002 AND 2001

                                                               2002               2001
                                                          ---------------    ---------------
OPERATIONS:

  Net investment income                                   $   871,551,545    $ 1,774,540,033
--------------------------------------------------------------------------------------------
  Net realized gain from investment securities                    929,565          1,329,954
============================================================================================
    Net increase in net assets resulting from operations      872,481,110      1,775,869,987
============================================================================================
Distributions to shareholders from net investment
  income:
  Institutional Class                                        (699,238,125)    (1,378,986,654)
--------------------------------------------------------------------------------------------
  Private Investment Class                                    (23,638,000)       (55,993,893)
--------------------------------------------------------------------------------------------
  Personal Investment Class                                      (309,171)          (928,046)
--------------------------------------------------------------------------------------------
  Cash Management Class                                      (117,705,827)      (280,619,189)
--------------------------------------------------------------------------------------------
  Reserve Class                                                  (285,587)          (112,523)
--------------------------------------------------------------------------------------------
  Resource Class                                              (30,374,835)       (57,899,728)
--------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                       2,349,669,794      9,418,251,261
--------------------------------------------------------------------------------------------
  Private Investment Class                                   (481,056,789)       337,156,023
--------------------------------------------------------------------------------------------
  Personal Investment Class                                    18,347,438         (2,250,390)
--------------------------------------------------------------------------------------------
  Cash Management Class                                       260,027,687      1,971,296,794
--------------------------------------------------------------------------------------------
  Reserve Class                                                46,109,690          2,674,691
--------------------------------------------------------------------------------------------
  Resource Class                                              276,712,399        166,866,497
============================================================================================
    Net increase in net assets                              2,470,739,784     11,895,324,830
============================================================================================
NET ASSETS:

  Beginning of year                                        34,848,205,721     22,952,880,891
============================================================================================
  End of year                                             $37,318,945,505    $34,848,205,721
____________________________________________________________________________________________
============================================================================================
NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)              $37,316,489,404    $34,846,678,683
--------------------------------------------------------------------------------------------
  Undistributed net investment income                                (502)                --
--------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities                                                  2,456,603          1,527,038
============================================================================================
                                                          $37,318,945,505    $34,848,205,721
____________________________________________________________________________________________
============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Liquid Assets Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Co. (the "Company"). The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Company is organized as a Maryland corporation consisting of three separate portfolios. The Fund consists of six different classes of shares that have commenced operations: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The Fund does not expect to realize any long-term capital gains and losses.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets of the Fund. Effective September 9, 2002, AIM has voluntarily agreed to limit fund operating expenses, excluding Rule 12b-1 distribution fees, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements, if any, to 0.114%. This limitation may be terminated or modified at any time. For the year ended August 31, 2002, AIM waived fees of $31,235,229.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2002, AIM was paid $1,576,395 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended August 31, 2002, AFS retained $6,247,046 for such services.

  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Company, FMC acts as the exclusive distributor of the Fund's shares. The Company has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, and 0.87%, respectively, of the average daily net assets attributable to such class. For the year ended August 31, 2002, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $3,721,254, $100,616, $4,583,926, $210,146 and
$3,135,732, respectively, as compensation under the Plan, and FMC waived fees of $3,727,019.

  Certain officers and directors of the Company are officers and directors of AIM, FMC, and AFS.

  During the year ended August 31, 2002, the Fund paid legal fees of $99,087 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3--DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions to Shareholders:

The tax character of distributions paid during the years ended August 31, 2002 and 2001 were as follows:

                                                                  2002            2001
                                                              ------------   --------------
Distributions paid from ordinary income                       $871,551,545   $1,774,540,033
___________________________________________________________________________________________
===========================================================================================


Tax Components of Capital:

As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                 $     3,083,315
-----------------------------------------------------------------------------
Temporary book/tax differences                                       (627,214)
-----------------------------------------------------------------------------
Capital (par value and additional paid-in)                     37,316,489,404
=============================================================================
                                                              $37,318,945,505
_____________________________________________________________________________
=============================================================================


  Temporary book/tax differences are primarily a result of timing differences for recognition of directors' deferred compensation and retirement plan expenses.

NOTE 5--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of prior year reclassifications on August 31, 2002, undistributed net investment income was decreased by $502 and paid-in capital increased by $502. This reclassification has no effect on the net assets of the Fund.

NOTE 6--CAPITAL STOCK

Changes in capital stock during the years ended August 31, 2002 and 2001 were as follows:

                                            2002                                   2001
                            ------------------------------------   ------------------------------------
                                 SHARES             AMOUNT              SHARES             AMOUNT
                            ----------------   -----------------   ----------------   -----------------
Sold:
  Institutional Class        586,514,671,312   $ 586,514,671,312    399,509,142,238   $ 399,509,142,238
-------------------------------------------------------------------------------------------------------
  Private Investment Class    17,787,233,352      17,787,233,352     12,233,301,324      12,233,301,324
-------------------------------------------------------------------------------------------------------
  Personal Investment
    Class                        135,176,893         135,176,893        120,589,236         120,589,236
-------------------------------------------------------------------------------------------------------
  Cash Management Class       93,169,483,414      93,169,483,414     89,653,200,894      89,653,200,894
-------------------------------------------------------------------------------------------------------
  Reserve Class                  132,778,052         132,778,052         30,335,661          30,335,661
-------------------------------------------------------------------------------------------------------
  Resource Class              11,871,763,813      11,871,763,813      9,184,680,641       9,184,680,641
-------------------------------------------------------------------------------------------------------
Issued as reinvestment of
  dividends:
  Institutional Class            191,080,549         191,080,549        252,383,598         252,383,598
-------------------------------------------------------------------------------------------------------
  Private Investment Class         9,235,046           9,235,046         17,505,606          17,505,606
-------------------------------------------------------------------------------------------------------
  Personal Investment
    Class                            222,812             222,812            696,703             696,703
-------------------------------------------------------------------------------------------------------
  Cash Management Class           84,049,065          84,049,065        199,465,681         199,465,681
-------------------------------------------------------------------------------------------------------
  Reserve Class                      217,048             217,048             53,183              53,183
-------------------------------------------------------------------------------------------------------
  Resource Class                  27,437,407          27,437,407         55,351,835          55,351,835
-------------------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class       (584,356,082,067)   (584,356,082,067)  (390,343,274,575)   (390,343,274,575)
-------------------------------------------------------------------------------------------------------
  Private Investment Class   (18,277,525,187)    (18,277,525,187)   (11,913,650,907)    (11,913,650,907)
-------------------------------------------------------------------------------------------------------
  Personal Investment
    Class                       (117,052,267)       (117,052,267)      (123,536,329)       (123,536,329)
-------------------------------------------------------------------------------------------------------
  Cash Management Class      (92,993,504,792)    (92,993,504,792)   (87,881,369,781)    (87,881,369,781)
-------------------------------------------------------------------------------------------------------
  Reserve Class                  (86,885,410)        (86,885,410)       (27,714,153)        (27,714,153)
-------------------------------------------------------------------------------------------------------
  Resource Class             (11,622,488,821)    (11,622,488,821)    (9,073,165,979)     (9,073,165,979)
=======================================================================================================
                               2,469,810,219   $   2,469,810,219     11,893,994,876   $  11,893,994,876
_______________________________________________________________________________________________________
=======================================================================================================

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                     PRIVATE INVESTMENT CLASS
                                     --------------------------------------------------------
                                                      YEAR ENDED AUGUST 31,
                                     --------------------------------------------------------
                                       2002           2001        2000       1999      1998
                                     --------      ----------   --------   --------   -------
Net asset value, beginning of
  period                             $   1.00      $     1.00   $   1.00   $   1.00   $  1.00
---------------------------------------------------------------------------------------------
Net investment income                    0.02            0.05       0.06       0.05      0.05
---------------------------------------------------------------------------------------------
Less distributions from net
  investment income                     (0.02)          (0.05)     (0.06)     (0.05)    (0.05)
=============================================================================================
Net asset value, end of period       $   1.00      $     1.00   $   1.00   $   1.00   $  1.00
_____________________________________________________________________________________________
=============================================================================================
Total return                             1.85%           5.22%      5.81%      4.85%     5.43%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                           $808,457      $1,289,479   $952,177   $266,031   $70,058
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                       0.41%(a)        0.40%      0.39%      0.39%     0.38%
---------------------------------------------------------------------------------------------
  Without fee waivers                    0.69%(a)        0.69%      0.69%      0.68%     0.68%
_____________________________________________________________________________________________
=============================================================================================
Ratio of net investment income to
  average net assets                     1.82%(a)        4.89%      5.74%      4.72%     5.29%
_____________________________________________________________________________________________
=============================================================================================

(a)  Ratios are based on average daily net assets of $1,240,418,282.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders
Short-Term Investments Co.:

  We have audited the accompanying statement of assets and liabilities of Liquid Assets Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 2002, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or periods in the three-year period ended August 31, 2000 have been audited by other auditors, whose report dated October 6, 2000 expressed an unqualified opinion on such financial highlights.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liquid Assets Portfolio as of August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 20, 2002

DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

As of December 31, 2001

The address of each director and officer of Short-Term Investments Co. is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

---------------------------------------------------------------------------------------------------------------
                                DIRECTOR   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND         AND/OR                                                   HELD BY DIRECTOR
POSITION(S) HELD WITH           OFFICER
THE COMPANY                     SINCE
---------------------------------------------------------------------------------------------------------------

INTERESTED PERSON

Robert H. Graham* - 1946         1993      Chairman, President and Chief Executive       None
Director, Chairman and                     Officer, A I M Management Group Inc.
President                                  (financial services holding company);
                                           Chairman and President, A I M Advisors,
                                           Inc. (registered investment advisor);
                                           Director and Senior Vice President, A I M
                                           Capital Management, Inc. (registered
                                           investment advisor); Chairman, A I M
                                           Distributors, Inc. (registered broker
                                           dealer), A I M Fund Services, Inc.
                                           (registered transfer agent) and Fund
                                           Management Company (registered broker
                                           dealer); and Director and Vice Chairman,
                                           AMVESCAP PLC (parent of AIM and a global
                                           investment management firm)

INDEPENDENT DIRECTORS

Frank S. Bayley - 1939           2001      Of Counsel, law firm of Baker & McKenzie      Badgley Funds, Inc.
Director                                                                                 (registered investment
                                                                                         company)

Bruce L. Crockett - 1944         1993      Chairman, Crockett Technology Associates      ACE Limited (insurance
Director                                   (technology consulting company)               company); and
                                                                                         Captaris, Inc.
                                                                                         (unified messaging
                                                                                         provider)

Albert R. Dowden - 1941          2000      Chairman, Cortland Trust, Inc. (registered    None
Director                                   investment company) and DHJ Media, Inc.;
                                           Director, Magellan Insurance Company;
                                           Member of Advisory Board of Rotary Power
                                           International (designer, manufacturer, and
                                           seller of rotary power engines); formerly,
                                           Director, President and CEO, Volvo Group
                                           North America, Inc.; and director of
                                           various affiliated Volvo companies

Edward K. Dunn, Jr. - 1935       1998      Formerly, Chairman, Mercantile Mortgage       None
Director                                   Corp.; Vice Chairman, President and Chief
                                           Operating Officer, Mercantile-Safe Deposit
                                           & Trust Co.; and President, Mercantile
                                           Bankshares Corp.

Jack M. Fields - 1952            1997      Chief Executive Officer, Twenty First         Administaff
Director                                   Century Group, Inc. (government affairs
                                           company)

Carl Frischling - 1937           1993      Partner, law firm of Kramer Levin Naftalis    Cortland Trust, Inc.
Director                                   and Frankel LLP                               (registered investment
                                                                                         company)

Prema Mathai-Davis - 1950        1998      Formerly, Chief Executive Officer, YWCA of    None
Director                                   the USA

Lewis F. Pennock - 1942          1993      Partner, law firm of Pennock & Cooper         None
Director

Ruth H. Quigley - 1935           2001      Retired                                       None
Director

Louis S. Sklar - 1939            1993      Executive Vice President, Development and     None
Director                                   Operations, Hines Interests Limited
                                           Partnership (real estate development
                                           company)

 * Mr. Graham is considered an interested person of the fund because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Company.

--------------------------------------------------------------------------------

As of December 31, 2001

The address of each director and officer of Short-Term Investments Co. is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities if any.

-----------------------------------------------------------------------------------------------------------
                            DIRECTOR   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND     AND/OR                                                   HELD BY DIRECTOR
POSITION(S) HELD WITH       OFFICER
THE COMPANY                 SINCE
-----------------------------------------------------------------------------------------------------------

OTHER OFFICERS

Gary T. Crum - 1947          1993      Director and President, A I M Capital         N/A
Senior Vice President                  Management, Inc.; Director and Executive
                                       Vice President, A I M Management Group
                                       Inc.; Director and Senior Vice President,
                                       A I M Advisors, Inc.; and Director, A I M
                                       Distributors, Inc. and AMVESCAP PLC

Carol F. Relihan - 1954      1993      Director, Senior Vice President, General      N/A
Senior Vice President and              Counsel and Secretary, A I M Advisors, Inc.
Secretary                              and A I M Management Group Inc.; Director,
                                       Vice President and General Counsel, Fund
                                       Management Company; and Vice President,
                                       A I M Fund Services, Inc., A I M Capital
                                       Management, Inc. and A I M Distributors,
                                       Inc.

Melville B. Cox - 1943       1993      Vice President and Chief Compliance           N/A
Vice President                         Officer, A I M Advisors, Inc. and A I M
                                       Capital Management, Inc.; and Vice
                                       President, A I M Fund Services, Inc.

Karen Dunn Kelley - 1960     1993      Senior Vice President, A I M Capital          N/A
Vice President                         Management, Inc.; Director and President,
                                       Fund Management Company; and Vice
                                       President, A I M Advisors, Inc.

Dana R. Sutton - 1959        1993      Vice President and Fund Treasurer, A I M      N/A
Vice President and                     Advisors, Inc.
Treasurer
The Statement of Additional Information of the Company includes additional information about the Fund's
Directors and is available upon request, without charge, by calling 1.800.347.4246.
-----------------------------------------------------------------------------------------------------------

OFFICE OF THE FUND      INVESTMENT ADVISOR       DISTRIBUTOR          AUDITORS
11 Greenway Plaza       A I M Advisors, Inc.     Fund Management      Tait, Weller &
Suite 100               11 Greenway Plaza        Company              Baker
Houston, TX 77046       Suite 100                11 Greenway Plaza    1818 Market Street
                        Houston, TX 77046        Suite 100            Philadelphia, PA
                                                 Houston, TX          19103
                                                 77046-1173

COUNSEL TO THE FUND     COUNSEL TO THE           TRANSFER AGENT       CUSTODIAN
                        DIRECTORS
Ballard Spahr                                    A I M Fund           The Bank of New
Andrews & Ingersoll,    Kramer, Levin, Naftalis  Services, Inc.       York
LLP                     & Frankel LLP            P.O. Box 4739        90 Washington
1735 Market Street      919 Third Avenue         Houston, TX          Street, 11th Floor
Philadelphia, PA 19103  New York, NY 10022       77210-4739           New York, NY 10286

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)

Of the ordinary dividends paid, 0.05% was derived from U.S. Treasury
Obligations.

                         ANNUAL REPORT / AUGUST 31, 2002

                        SHORT-TERM INVESTMENTS CO. (STIC)

                             LIQUID ASSETS PORTFOLIO

                                  RESERVE CLASS

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.

LAP-AR-6

[Fund Management Company(SM)
Logo Appears Here]

[AIM LOGO APPEARS HERE]
--Registered Trademark--

                           LETTER TO OUR SHAREHOLDERS

                     DEAR SHAREHOLDER:

[PHOTO OF            This is the report on the Reserve Class of Short-Term
ROBERT H.            Investments Co.'s Liquid Assets Portfolio for the fiscal
GRAHAM]              year ended August 31, 2002.

                         The first half of the fiscal year was characterized by
                     economic weakness, declining interest rates and a horrific terrorist attack against the United States. The second half of the fiscal year was characterized by a slowly recovering economy, stable interest rates, wild stock price fluctuations, allegations of corporate governance and accounting misdeeds, plus the growing threat of war between the United States and Iraq.

                         As the fiscal year began, the economy was weakening and
                     the U.S. Federal Reserve (the Fed) was aggressively cutting short-term interest rates to bolster growth. In the third quarter of 2001, gross domestic product (GDP), the broadest measure of economic activity, contracted, and in November the National Bureau of Economic Research declared that the economy had slipped into a manufacturing-led recession in March 2001. While the events of September 11 exacerbated economic weakness and unemployment, consumer spending remained surprisingly strong.

    Short-term interest rates began the fiscal year at 3.75% and ended it at 1.75%, the lowest rate since 1961.

    These and other influences caused many investors to exit the stock market and seek relative safety in money market funds or fixed income investments--even though historically low interest rates depressed yields on such investments. Inflows into money market funds and fixed income investments were strong for the fiscal year as a whole.

YOUR INVESTMENT PORTFOLIO

Amidst an uncertain and volatile market environment, the fund continued to provide attractive income and safety of principal. The fund's weighted average maturity (WAM) remained in the 35-day to 55-day range during the 12 months ended August 31, 2002. As of the end of the reporting period, the WAM stood at 54 days, and seven-day yield for the Reserve Class was 1.00%. The monthly yield was 0.98%. Total net assets in the Reserve Class stood at $51.3 million. Had the advisor and distributor not waived fees, performance would have ~been lower.

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit-rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies, according to iMoneyNet Financial Data, Inc.


                                                                     (continued)

    The Liquid Assets Portfolio invests solely in securities rated "first-tier" as defined in Rule 2a-7 under the Investment Company Act of 1940. Its objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Using a modified barbell maturity structure, portfolio management emphasizes superior credit quality in buying money market securities such as commercial paper and selected repurchase agreement securities. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

As the fiscal year drew to a close, the economy was recovering--but there was uncertainty about the pace of that recovery. First quarter 2002 GDP grew at a robust annualized rate of 5.0%, but second quarter GDP growth was a modest 1.3%. In its July Beige Book report, the Fed reported modest and uneven growth across sectors and regions, mixed retail sales, an improving manufacturing industry, and a relatively stable labor market.

    Together with the lack of any inflationary threat, these signals are likely to prompt the Fed to wait for more definitive data before adjusting interest rates up or down.

    AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002


                                                             PAR
                                               MATURITY     (000)           VALUE
COMMERCIAL PAPER-17.77%(a)
FINANCIAL-17.71%

ASSET BACKED SECURITIES-COMMERCIAL
  LOANS/LEASES-2.94%

Atlantis One Funding Corp.-144A
  1.98%                                        09/03/02   $  150,695   $   150,678,424
--------------------------------------------------------------------------------------
  1.96%                                        09/24/02       94,729        94,610,681
--------------------------------------------------------------------------------------
  1.97%                                        10/01/02      120,000       119,803,000
--------------------------------------------------------------------------------------
  2.03%                                        10/18/02       76,101        75,899,311
--------------------------------------------------------------------------------------
  1.99%                                        11/05/02      118,761       118,334,285
--------------------------------------------------------------------------------------
  1.99%                                        11/06/02       92,954        92,614,873
--------------------------------------------------------------------------------------
  2.02%                                        11/07/02      139,502       138,977,550
--------------------------------------------------------------------------------------
  1.98%                                        12/02/02      150,000       149,241,000
--------------------------------------------------------------------------------------
Stellar Funding Group, Inc.-144A
  1.81%                                        09/27/02       19,989        19,962,870
--------------------------------------------------------------------------------------
  1.81%                                        09/30/02      101,024       100,876,701
--------------------------------------------------------------------------------------
  1.80%                                        10/02/02       34,862        34,807,964
======================================================================================
                                                                         1,095,806,659
======================================================================================

ASSET BACKED SECURITIES-CONSUMER
  RECEIVABLES-0.49%

Old Line Funding Corp.-144A
  1.80%                                        10/02/02       35,478        35,423,009
--------------------------------------------------------------------------------------
  1.80%                                        10/21/02       50,286        50,160,285
--------------------------------------------------------------------------------------
Thunder Bay Funding Inc.-144A
  1.80%                                        09/12/02       30,147        30,130,419
--------------------------------------------------------------------------------------
  1.80%                                        10/01/02       49,043        48,969,435
--------------------------------------------------------------------------------------
  1.80%                                        10/07/02       19,118        19,083,588
======================================================================================
                                                                           183,766,736
======================================================================================

ASSET BACKED SECURITIES-FULLY BACKED-2.29%

Aquinas Funding LLC-144A (Rabobank-ABS
  Program Sponsor)
  1.81%                                        09/09/02       75,000        74,969,833
--------------------------------------------------------------------------------------
  2.04%                                        09/10/02      110,000       109,943,900
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
ASSET BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Enterprise Funding Corp.-144A (Bank of
  America N.A.-ABS Program Sponsor)
  1.81%                                        09/16/02   $   13,418   $    13,407,881
--------------------------------------------------------------------------------------
  1.71%                                        10/07/02       19,482        19,448,686
--------------------------------------------------------------------------------------
Kitty Hawk Funding Corp.-144A (Bank of
  America N.A.-ABS Program Sponsor)
  1.80%                                        09/13/02       20,601        20,588,639
--------------------------------------------------------------------------------------
Newport Funding Corp.-144A (Deutsche Bank-ABS
  Program Sponsor)
  1.80%                                        09/10/02      100,000        99,955,000
--------------------------------------------------------------------------------------
  1.80%                                        09/11/02      100,000        99,950,000
--------------------------------------------------------------------------------------
  2.04%                                        09/16/02      100,000        99,915,000
--------------------------------------------------------------------------------------
Tulip Funding Corp.-144A (ABN AMRO Bank
  N.V.-ABS Program Sponsor)
  1.80%                                        09/11/02      110,169       110,113,916
--------------------------------------------------------------------------------------
  1.80%                                        09/18/02      108,105       108,013,111
--------------------------------------------------------------------------------------
Variable Funding Capital Corp.-144A (Wachovia
  Bank N.A.-ABS Program Sponsor)
  1.97%                                        04/04/03      100,000        98,823,472
======================================================================================
                                                                           855,129,438
======================================================================================

ASSET BACKED SECURITIES-MULTI-PURPOSE-5.29%

Amsterdam Funding Corp.-144A
  1.80%                                        09/20/02       75,000        74,928,750
--------------------------------------------------------------------------------------
  1.80%                                        11/25/02       50,000        49,787,500
--------------------------------------------------------------------------------------
  1.77%                                        12/23/02      100,000        99,444,417
--------------------------------------------------------------------------------------
Clipper Receivables Corp.
  1.81%                                        09/05/02       60,000        59,987,933
--------------------------------------------------------------------------------------
Edison Asset Securitization, LLC-144A
  1.91%                                        10/02/02       80,000        79,868,422
--------------------------------------------------------------------------------------
  1.91%                                        10/04/02      150,000       149,737,375
--------------------------------------------------------------------------------------
  2.10%                                        10/07/02      125,000       124,737,500
--------------------------------------------------------------------------------------
  2.05%                                        10/08/02      100,000        99,789,306
--------------------------------------------------------------------------------------
  1.80%                                        10/09/02      137,910       137,647,971
--------------------------------------------------------------------------------------
  2.05%                                        10/09/02      100,000        99,783,611
--------------------------------------------------------------------------------------
  1.80%                                        10/11/02      150,000       149,700,000
--------------------------------------------------------------------------------------
  1.98%                                        11/06/02      100,000        99,637,000
--------------------------------------------------------------------------------------
Mont Blanc Capital Corp.-144A
  1.80%                                        09/12/02      150,000       149,917,500
--------------------------------------------------------------------------------------
Preferred Receivables Funding Corp.-144A
  1.80%                                        09/12/02       12,523        12,516,112
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
ASSET BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Quincy Capital Corp.-144A
  1.80%                                        09/06/02   $   44,311   $    44,299,922
--------------------------------------------------------------------------------------
Receivables Capital Corp.-144A
  1.80%                                        09/18/02       63,319        63,265,179
--------------------------------------------------------------------------------------
Sheffield Receivables Corp.-144A
  1.74%                                        09/05/02      100,000        99,980,667
--------------------------------------------------------------------------------------
  1.74%                                        09/09/02      100,000        99,961,333
--------------------------------------------------------------------------------------
  2.01%                                        11/21/02       31,160        31,019,079
--------------------------------------------------------------------------------------
Windmill Funding Corp.-144A
  1.80%                                        09/20/02      100,000        99,905,000
--------------------------------------------------------------------------------------
  1.80%                                        11/25/02       50,000        49,787,500
--------------------------------------------------------------------------------------
  1.77%                                        12/23/02      100,000        99,444,417
======================================================================================
                                                                         1,975,146,494
======================================================================================

ASSET BACKED SECURITIES-TRADE
  RECEIVABLES-2.19%

Bills Securitization Ltd.
  2.00%                                        10/29/02       90,000        89,710,000
--------------------------------------------------------------------------------------
  2.02%                                        11/15/02       44,500        44,312,729
--------------------------------------------------------------------------------------
  2.02%                                        11/18/02      150,000       149,343,500
--------------------------------------------------------------------------------------
  2.03%                                        11/26/02      100,000        99,515,056
--------------------------------------------------------------------------------------
FCAR Owner Trust
  1.80%                                        10/21/02      100,000        99,750,000
--------------------------------------------------------------------------------------
  1.80%                                        10/23/02       50,000        49,870,000
--------------------------------------------------------------------------------------
  1.80%                                        11/12/02      100,000        99,640,000
--------------------------------------------------------------------------------------
  1.80%                                        11/14/02      100,000        99,630,000
--------------------------------------------------------------------------------------
  1.77%                                        12/20/02       85,000        84,540,292
======================================================================================
                                                                           816,311,577
======================================================================================

BANKS-2.00%

Banque et Caisse d'Epargne de l'Etat
  (Luxembourg)
  2.04%                                        02/05/03      150,000       148,665,500
--------------------------------------------------------------------------------------
  1.98%                                        02/07/03      100,000        99,125,500
--------------------------------------------------------------------------------------
Citicorp
  1.78%                                        11/04/02      200,000       199,367,111
--------------------------------------------------------------------------------------
  1.78%                                        11/05/02       50,000        49,839,306
--------------------------------------------------------------------------------------
Dresdner U.S. Finance, Inc. (Germany)
  1.80%                                        10/07/02      150,000       149,730,000
--------------------------------------------------------------------------------------
  2.10%                                        10/18/02      100,000        99,725,833
======================================================================================
                                                                           746,453,250
======================================================================================


                                                             PAR
                                               MATURITY     (000)           VALUE

DIVERSIFIED FINANCIAL SERVICES-2.51%

BP Capital Markets PLC (United Kingdom)
  2.00%                                        11/06/02   $  100,000   $    99,633,333
--------------------------------------------------------------------------------------
General Electric Capital Corp.
  1.91%                                        09/03/02      440,000       439,953,311
--------------------------------------------------------------------------------------
General Electric Capital Services, Inc.
  2.00%                                        12/04/02       20,000        19,895,556
--------------------------------------------------------------------------------------
  2.00%                                        12/05/02       50,000        49,736,111
--------------------------------------------------------------------------------------
  2.00%                                        12/06/02       50,000        49,733,333
--------------------------------------------------------------------------------------
  2.08%                                        12/09/02      150,000       149,142,000
--------------------------------------------------------------------------------------
Salomon Smith Barney Holdings Inc.
  1.80%                                        09/17/02      127,657       127,554,874
======================================================================================
                                                                           935,648,518
======================================================================================
    Total Financial                                                      6,608,262,672
______________________________________________________________________________________
======================================================================================
INDUSTRIALS-0.06%

INDUSTRIAL CONGLOMERATES-0.06%

General Electric Co.
  2.03%                                        09/11/02       22,000        21,987,594
======================================================================================
    Total Industrials                                                       21,987,594
______________________________________________________________________________________
======================================================================================
    Total Commercial Paper (Cost
      $6,630,250,266)                                                    6,630,250,266
______________________________________________________________________________________
======================================================================================
U.S. GOVERNMENT AGENCY SECURITIES-3.72%

FEDERAL FARM CREDIT BANK-0.33%

Bonds,
  2.30%                                        08/06/03       50,000        50,000,000
--------------------------------------------------------------------------------------
  1.80%                                        09/03/03       75,000        75,000,000
======================================================================================
                                                                           125,000,000
======================================================================================

FEDERAL HOME LOAN BANK-3.21%

Unsec. Bonds,
  2.11%                                        08/12/03      129,000       129,000,000
--------------------------------------------------------------------------------------
  2.25%                                        08/14/03      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.00%                                        08/27/03      200,000       200,000,000
--------------------------------------------------------------------------------------
  2.00%                                        09/02/03      350,000       350,000,000
--------------------------------------------------------------------------------------
  2.00%                                        09/12/03      185,000       185,000,000
--------------------------------------------------------------------------------------
  2.07%                                        09/17/03       85,000        85,000,000
--------------------------------------------------------------------------------------
  2.07%                                        09/23/03      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.08%                                        09/26/03       50,000        50,000,000
======================================================================================
                                                                         1,199,000,000
======================================================================================


                                                             PAR
                                               MATURITY     (000)           VALUE

OVERSEAS PRIVATE INVESTMENT CORP.-0.18%

Floating Rate Notes,
  1.80%(b)                                     01/15/09   $   65,787   $    65,786,500
======================================================================================
    Total U.S. Government Agency Securities
      (Cost $1,389,786,500)                                              1,389,786,500
______________________________________________________________________________________
======================================================================================
U.S. TREASURY BILLS-0.27%
1.54%(a)                                       01/16/03      100,000        99,413,944
======================================================================================
    Total U.S. Treasury Bills (Cost
      $99,413,944)                                                          99,413,944
______________________________________________________________________________________
======================================================================================
VARIABLE RATE DEMAND NOTES-3.41%

INSURED-1.33%(c)(d)(e)

Alaska State Housing Finance Corp.; Series B
  RB
  1.85%                                        12/01/36       10,000        10,000,000
--------------------------------------------------------------------------------------
Baptist Health System of South Florida;
  Series RB
  1.80%                                        05/15/17       16,895        16,895,000
--------------------------------------------------------------------------------------
  1.80%                                        05/15/25       23,500        23,500,000
--------------------------------------------------------------------------------------
Berks (County of) Industrial Development
  Authority (Lutheran Services Northeast);
  Series B IDR
  1.92%                                        01/01/28        5,990         5,990,000
--------------------------------------------------------------------------------------
California Housing Finance Agency; Series K
  RB
  1.74%                                        08/01/31       24,695        24,695,000
--------------------------------------------------------------------------------------
Connecticut State Housing Financing Authority
  (Housing Mortgage Finance Program); RB
  1.82%                                        11/15/16       50,650        50,650,000
--------------------------------------------------------------------------------------
  1.85%                                        05/15/33       20,000        20,000,000
--------------------------------------------------------------------------------------
Florida Housing Finance Corp. (Affordable
  Housing); Series A RB
  1.75%                                        01/01/45       27,850        27,850,000
--------------------------------------------------------------------------------------
  1.80%                                        01/01/47       38,620        38,620,000
--------------------------------------------------------------------------------------
Loanstar Asset Partners II; RB
  1.85%                                        08/01/37      200,000       200,000,000
--------------------------------------------------------------------------------------
Michigan State Housing Development Authority;
  Series C RB
  1.85%                                        12/01/20        2,090         2,090,000
--------------------------------------------------------------------------------------
New Jersey Sports & Exhibition Authority;
  Series C RB
  1.86%                                        03/01/05       16,235        16,235,000
--------------------------------------------------------------------------------------
New Orleans (City of) Pension; RB
  1.80%                                        09/01/30       33,760        33,760,000
--------------------------------------------------------------------------------------
Omaha (City of) (Riverfront Redevelopment);
  Series B RB
  1.91%                                        02/01/26       10,235        10,235,000
--------------------------------------------------------------------------------------
Rhode Island State Student Loan Authority;
  Series 4 RB
  1.80%                                        12/01/34       15,000        15,000,000
======================================================================================
                                                                           495,520,000
======================================================================================


                                                             PAR
                                               MATURITY     (000)           VALUE

LETTER OF CREDIT GUARANTEED-2.05%(d)(f)

Advocare of South Carolina; Series 1997 Bonds
  (LOC-Wachovia Bank N.A.)
  1.81%(c)                                     06/01/17   $    4,400   $     4,400,000
--------------------------------------------------------------------------------------
American Association of Retired Persons;
  Notes (LOC-Bank of America N.A.)
  1.90%(c)                                     05/01/31       11,000        11,000,000
--------------------------------------------------------------------------------------
Arkansas Development Finance Authority
  (Potlatch Corp. Projects); Industrial
  Facilities Series B IDR (LOC-Bank of
  America N.A.)
  1.86%(c)                                     08/01/30       14,450        14,450,000
--------------------------------------------------------------------------------------
B. Braun Medical Inc.; Bonds (LOC-Wachovia
  Bank N.A.)
  1.87%(c)                                     02/01/15       48,185        48,185,000
--------------------------------------------------------------------------------------
Belk, Inc.; Series 1998 Bonds (LOC-Wachovia
  Bank N.A.)
  1.87%(c)                                     07/01/08       91,030        91,030,000
--------------------------------------------------------------------------------------
Berks (County of) Industrial Development
  Authority (Giorgi Mushroom Co.); Series B
  IDR (LOC-First Union National Bank)
  1.82%(c)                                     07/01/12        3,535         3,535,000
--------------------------------------------------------------------------------------
Botsford (City of) General Hospital; Series A
  RB
  (LOC-Michigan National Bank)
  1.85%(g)                                     02/15/27       10,100        10,100,000
--------------------------------------------------------------------------------------
Brazos River Authority (TXU Energy Co. LLC
  Project);
  Series H PCR (LOC-Chase Manhattan Bank)
  1.82%(c)                                     12/01/36       30,820        30,820,000
--------------------------------------------------------------------------------------
  Series I PCR (LOC-Wachovia Bank N.A.)
  1.82%(c)                                     12/01/36       62,920        62,920,000
--------------------------------------------------------------------------------------
Brosis Finance, LLC; Bonds (LOC-Wachovia Bank
  N.A.)
  1.81%(c)                                     09/01/19       18,800        18,800,000
--------------------------------------------------------------------------------------
Capital One Funding Corp.; Floating Rate
  Notes (LOC-Bank One N.A.)
  1.90%(c)                                     07/01/20       11,753        11,753,000
--------------------------------------------------------------------------------------
  1.90%(c)                                     09/01/20       15,857        15,857,000
--------------------------------------------------------------------------------------
Chatham Capital Corp.; Floating Rate Notes
  (LOC-Bank One N.A.)
  1.90%(c)                                     07/01/20       15,300        15,300,000
--------------------------------------------------------------------------------------
Conair Corp.; Notes (LOC-Wachovia Bank N.A.)
  1.87%(h)                                     09/01/12        9,815         9,815,000
--------------------------------------------------------------------------------------
Dome Corp.; Floating Rate Notes (LOC-Wachovia
  Bank N.A.)
  1.86%(c)                                     08/31/16       10,735        10,735,000
--------------------------------------------------------------------------------------
Gulf States Paper Corp.; Unsec. Bonds
  (LOC-Wachovia Bank N.A.)
  1.81%(c)                                     11/01/18       25,000        25,000,000
--------------------------------------------------------------------------------------
La Mirada California Industrial Development
  Authority (Rykoff-Sexton, Inc. Project);
  IDR (LOC-Bank One N.A.)
  1.90%(c)                                     12/01/26        5,200         5,200,000
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
LETTER OF CREDIT GUARANTEED-(CONTINUED)

Madison Wisconsin Community Development
  Authority (Overture Development Corp.); RB
  (LOC-Bank One Milwaukee N.A.; Firstar Bank
  N.A.; M&I Marshall & Ilsley; Northern Trust
  Company)
  1.90%(c)                                     06/01/36   $  115,000   $   115,000,000
--------------------------------------------------------------------------------------
Mississippi Business Finance Corp. (Telepak
  Inc. Project); IDR (LOC-Wachovia Bank N.A.)
  1.82%(c)                                     05/01/17       20,000        20,000,000
--------------------------------------------------------------------------------------
Missouri State Health & Educational
  Facilities Authority (Bethesda Health
  Group); Series B RB (LOC-U.S. Bank N.A.)
  1.85%(g)                                     08/01/31       18,540        18,540,000
--------------------------------------------------------------------------------------
New York (City of) Housing Development Corp.
  (Chelsea Centro); RB (LOC-Bayerische
  Landesbank)
  1.81%(c)                                     06/01/33        8,700         8,700,000
--------------------------------------------------------------------------------------
Osprey Properties Ltd.; Floating Rate Notes
  (LOC-Wells Fargo)
  1.90%(h)                                     06/01/27        6,000         6,000,000
--------------------------------------------------------------------------------------
R.G. Ray Corp.; Series 2000 Bonds
  (LOC-LaSalle Bank N.A.)
  1.90%(c)                                     01/15/15        4,020         4,020,000
--------------------------------------------------------------------------------------
Richmond (City of) Redevelopment & Housing
  Authority Project (Old Manchester); Series
  B RB (LOC-Wachovia Bank N.A.)
  1.90%(h)                                     12/01/25        1,590         1,590,000
--------------------------------------------------------------------------------------
Roman Catholic Diocese of Raleigh; Series A
  RB (LOC-Bank of America N.A.)
  1.87%(c)                                     06/01/18        7,500         7,500,000
--------------------------------------------------------------------------------------
Sabine River Authority (TXU Energy Co. LLC
  Project); Series E PCR (LOC-Chase Manhattan
  Bank)
  1.82%(c)                                     12/01/36       44,615        44,615,000
--------------------------------------------------------------------------------------
San Jose (City of) Redevelopment Agency
  (Merged Area); RB (LOC-Bank of New York)
  Series G,
  1.90%(c)                                     08/01/29        8,000         8,000,000
--------------------------------------------------------------------------------------
  Series H,
  1.85%(c)                                     08/01/29       16,100        16,100,000
--------------------------------------------------------------------------------------
Shepherd Capital LLC; Floating Rate Series
  96A Notes (LOC-Standard Federal Bank)
  1.92%(c)                                     10/01/46        5,915         5,915,000
--------------------------------------------------------------------------------------
Southeastern Retirement Association, Inc.;
  Bonds (LOC-Wachovia Bank N.A.)
  1.87%(c)                                     08/01/19           60            60,000
--------------------------------------------------------------------------------------
South Carolina Educational Facilities
  Authority for Private Nonprofit
  Institutions (Anderson College); Series C
  RB (LOC-Wachovia Bank N.A.)
  1.92%(c)                                     10/01/23        3,470         3,470,000
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
LETTER OF CREDIT GUARANTEED-(CONTINUED)

TP Racing L.L.L.P.; Floating Rate Notes
  (LOC-Bank One Trust Co. N.A.)
  1.90%(c)                                     06/01/30   $   29,430   $    29,430,000
--------------------------------------------------------------------------------------
Union (County of) (Del-Tin Fiber LLC
  Project); IDR (LOC-Bank One Chicago N.A.)
  1.90%(c)                                     10/01/27       34,400        34,400,000
--------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; Notes (LOC-Wachovia Bank N.A.)
  1.87%(c)                                     07/01/26       49,100        49,100,000
--------------------------------------------------------------------------------------
Wake Forest University; Floating Rate Series
  1997 Bonds (LOC-Wachovia Bank N.A.)
  1.81%(c)                                     07/01/17        3,800         3,800,000
======================================================================================
                                                                           765,140,000
======================================================================================

CORPORATE GUARANTEED-0.03%

Mississippi Business Finance Corp. (General
  Electric Plastics Project); IDR
  1.80%(d)(h)(i)                               02/01/23       12,000        12,000,000
======================================================================================
    Total Variable Rate Demand Notes (Cost
      $1,272,660,000)                                                    1,272,660,000
______________________________________________________________________________________
======================================================================================
ASSET BACKED NOTES-1.80%

COMMERCIAL, LOANS/LEASES-0.23%

Caterpillar Financial Asset Trust
  1.82%                                        07/25/03       85,347        85,347,383
======================================================================================

CONSUMER RECEIVABLES-0.56%

Honda Auto Receivables Owner Trust
  1.82%                                        08/18/03       68,315        68,314,855
--------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust
  1.70%                                        09/08/03      142,000       142,000,000
======================================================================================
                                                                           210,314,855
======================================================================================

FULLY BACKED-1.01%

Americredit Automobile Receivables Trust(e)
  1.71%                                        09/08/03       85,000        85,000,000
--------------------------------------------------------------------------------------
Drive Auto Receivables Trust(e)
  1.88%                                        07/15/03       30,611        30,611,236
--------------------------------------------------------------------------------------
Household Automotive Trust(e)
  1.77%                                        09/17/03      150,000       150,000,000
--------------------------------------------------------------------------------------
Residential Asset Securities Corp.(e)
  1.73%                                        08/25/03       25,000        25,000,000
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
FULLY BACKED-(CONTINUED)

Triad Auto Receivables Owner Trust(e)
  1.72%                                        09/12/03   $   87,000   $    87,000,000
======================================================================================
                                                                           377,611,236
======================================================================================
    Total Asset Backed Notes (Cost
      $673,273,474)                                                        673,273,474
______________________________________________________________________________________
======================================================================================
CERTIFICATES OF DEPOSIT-18.81%
Abbey National PLC (United Kingdom)
  2.46%                                        10/03/02      100,000       100,000,000
--------------------------------------------------------------------------------------
Bank of New York
  1.69%                                        08/11/03      100,000        99,990,607
--------------------------------------------------------------------------------------
Bank of Scotland PLC (United Kingdom)
  3.42%                                        09/11/02       40,000        40,015,295
--------------------------------------------------------------------------------------
  2.58%                                        09/30/02       75,000        75,006,433
--------------------------------------------------------------------------------------
  2.45%                                        10/07/02      100,000       100,000,000
--------------------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom)
  3.38%                                        09/13/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  1.97%                                        09/24/02       18,000        18,000,057
--------------------------------------------------------------------------------------
  1.95%                                        09/25/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  1.96%                                        09/26/02      100,000       100,000,344
--------------------------------------------------------------------------------------
  2.18%                                        09/30/02       50,000        50,000,398
--------------------------------------------------------------------------------------
  2.10%                                        01/10/03      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.00%                                        04/10/03      100,000       100,000,000
--------------------------------------------------------------------------------------
BNP Paribas (France)
  2.11%                                        09/09/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.00%                                        09/27/02      123,500       123,500,000
--------------------------------------------------------------------------------------
  2.16%                                        10/29/02       80,000        80,000,000
--------------------------------------------------------------------------------------
  2.50%                                        12/10/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.25%                                        12/13/02      100,000       100,000,000
--------------------------------------------------------------------------------------
Credit Suisse First Boston (Switzerland)
  2.11%                                        12/30/02       50,000        50,000,000
--------------------------------------------------------------------------------------
  2.11%                                        12/31/02      100,000       100,000,000
--------------------------------------------------------------------------------------
Danske Bank (Denmark)
  2.25%                                        12/13/02       90,000        90,000,000
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
CERTIFICATES OF DEPOSIT-(CONTINUED)

Deutsche Bank AG (Germany)
  3.63%                                        09/06/02   $  100,000   $    99,999,799
--------------------------------------------------------------------------------------
  2.05%                                        09/30/02      100,000        99,990,450
--------------------------------------------------------------------------------------
  2.06%                                        10/30/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.14%                                        10/31/02      100,000       100,013,088
--------------------------------------------------------------------------------------
  2.29%                                        11/19/02      100,000        99,996,784
--------------------------------------------------------------------------------------
  2.01%                                        12/10/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.01%                                        02/18/03      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.04%                                        04/30/03      100,000       100,000,000
--------------------------------------------------------------------------------------
Dexia Banque Belgique (Belgium)
  2.12%                                        11/08/02       12,000        11,999,778
--------------------------------------------------------------------------------------
  2.11%                                        02/11/03      100,000       100,002,232
--------------------------------------------------------------------------------------
Dresdner Bank (Germany)
  2.05%                                        09/12/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.04%                                        10/22/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.05%                                        10/23/02       80,000        80,000,000
--------------------------------------------------------------------------------------
Dresdner Bank-New York (Germany)
  2.57%                                        12/10/02      100,000       100,000,000
--------------------------------------------------------------------------------------
Halifax PLC (United Kingdom)
  1.96%                                        09/23/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  1.94%                                        09/30/02      150,000       150,000,000
--------------------------------------------------------------------------------------
  1.77%                                        12/05/02      150,000       150,000,000
--------------------------------------------------------------------------------------
  1.77%                                        12/06/02      150,000       150,000,000
--------------------------------------------------------------------------------------
  2.29%                                        02/13/03      150,000       150,000,000
--------------------------------------------------------------------------------------
  2.30%                                        02/18/03       50,000        50,000,000
--------------------------------------------------------------------------------------
HBOS Treasury Services PLC (United Kingdom)
  1.80%                                        09/20/02      200,000       200,000,000
--------------------------------------------------------------------------------------
  1.81%                                        11/22/02      150,000       150,000,000
--------------------------------------------------------------------------------------
  1.78%                                        12/27/02      250,000       250,000,000
--------------------------------------------------------------------------------------
  1.78%                                        12/30/02      250,000       250,000,000
--------------------------------------------------------------------------------------
Lloyd's TSB Bank PLC-New York (United
  Kingdom)
  2.03%                                        10/25/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  1.99%                                        11/04/02       50,000        50,000,000
--------------------------------------------------------------------------------------
  2.01%                                        12/09/02       50,000        50,000,000
--------------------------------------------------------------------------------------
  2.16%                                        02/10/03       50,000        50,000,000
--------------------------------------------------------------------------------------
  2.11%                                        02/14/03      100,000       100,002,272
--------------------------------------------------------------------------------------
  2.02%                                        02/19/03      100,000       100,002,343
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
CERTIFICATES OF DEPOSIT-(CONTINUED)

National Australia Bank Ltd. (Australia)
  1.94%                                        09/25/02   $  100,000   $   100,000,000
--------------------------------------------------------------------------------------
  2.50%                                        10/15/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.07%                                        12/20/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.15%                                        02/10/03      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.02%                                        03/24/03       50,000        50,000,000
--------------------------------------------------------------------------------------
  1.87%                                        08/05/03      100,000       100,000,000
--------------------------------------------------------------------------------------
  1.70%                                        08/11/03       50,000        50,000,000
--------------------------------------------------------------------------------------
Rabobank Nederland (Netherlands)
  1.95%                                        09/25/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.51%                                        03/28/03      100,000       100,002,813
--------------------------------------------------------------------------------------
Royal Bank of Scotland PLC (United Kingdom)
  2.10%                                        02/13/03      100,000       100,000,000
--------------------------------------------------------------------------------------
Societe Generale (France)
  2.01%                                        09/27/02       50,000        50,000,337
--------------------------------------------------------------------------------------
  2.11%                                        02/14/03      100,000       100,002,272
--------------------------------------------------------------------------------------
  2.00%                                        04/10/03       50,000        50,000,000
--------------------------------------------------------------------------------------
Svenska Handelsbanken A.B. (Sweden)
  1.89%                                        09/26/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.30%                                        11/19/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.53%                                        11/25/02      100,000        99,997,699
--------------------------------------------------------------------------------------
  2.03%                                        03/24/03      100,000       100,005,581
--------------------------------------------------------------------------------------
  1.87%                                        08/27/03      200,000       200,000,000
--------------------------------------------------------------------------------------
UBS A.G. (Switzerland)
  2.50%                                        10/15/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.10%                                        02/13/03       50,000        50,000,000
--------------------------------------------------------------------------------------
U.S. Bank N.A.-Minneapolis
  2.00%                                        11/04/02      100,000       100,000,000
======================================================================================
    Total Certificates of Deposit (Cost
      $7,018,528,582)                                                    7,018,528,582
______________________________________________________________________________________
======================================================================================
BANK NOTES-1.87%
La Salle Bank N.A.
  1.93%                                        09/23/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.48%                                        10/03/02      100,000        99,999,133
--------------------------------------------------------------------------------------
  2.06%                                        10/15/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.40%                                        12/10/02       80,000        80,000,000
--------------------------------------------------------------------------------------
National City Bank of Indiana(g)
  1.92%                                        01/09/03      100,000        99,998,219
--------------------------------------------------------------------------------------
  1.93%                                        02/28/03      100,000        99,995,068
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
BANK NOTES-(CONTINUED)

U.S. Bank N.A.-North Dakota
  1.74%(g)                                     04/30/03   $  120,000   $   119,963,779
======================================================================================
    Total Bank Notes (Cost $699,956,199)                                   699,956,199
______________________________________________________________________________________
======================================================================================
BANKERS' ACCEPTANCES-0.23%(a)
Wachovia Bank, N.A.
  1.94%                                        11/18/02       20,000        19,915,933
--------------------------------------------------------------------------------------
  1.94%                                        11/19/02       15,000        14,936,142
--------------------------------------------------------------------------------------
  1.94%                                        11/20/02       15,169        15,103,922
--------------------------------------------------------------------------------------
  1.94%                                        11/22/02        7,000         6,969,068
--------------------------------------------------------------------------------------
  1.94%                                        11/25/02        8,000         7,963,356
--------------------------------------------------------------------------------------
  1.94%                                        11/26/02       20,000        19,907,311
======================================================================================
    Total Bankers' Acceptances (Cost
      $84,795,732)                                                          84,795,732
______________________________________________________________________________________
======================================================================================
MASTER NOTE AGREEMENTS-4.92%
J.P. Morgan Securities, Inc.
  1.98%(j)                                     11/04/02      263,000       263,000,000
--------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  1.97%(k)                                          --       350,000       350,000,000
--------------------------------------------------------------------------------------
  2.04%(l)                                     08/18/03      440,000       440,000,000
--------------------------------------------------------------------------------------
Morgan Stanley
  1.95%(m)                                     09/17/02      785,000       785,000,000
======================================================================================
    Total Master Note Agreements (Cost
      $1,838,000,000)                                                    1,838,000,000
______________________________________________________________________________________
======================================================================================
MEDIUM TERM NOTES-5.24%
General Electric Capital Corp.-Series A
  1.76%(h)                                     09/19/02      100,000        99,999,005
--------------------------------------------------------------------------------------
  8.43%                                        11/25/02       25,000        25,339,294
--------------------------------------------------------------------------------------
  1.81%(h)                                     07/09/03      332,900       332,900,000
--------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.(g)
  1.99%                                        09/11/02       60,000        60,000,000
--------------------------------------------------------------------------------------
  1.99%                                        10/15/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  1.99%                                        11/20/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  1.99%                                        12/04/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  1.99%                                        01/23/03       50,000        50,000,000
--------------------------------------------------------------------------------------
Merck & Co. Inc.(h)
  1.77%                                        10/25/02       55,000        55,000,000
--------------------------------------------------------------------------------------
  1.77%                                        11/26/02      100,000       100,000,000
--------------------------------------------------------------------------------------
Merrill Lynch & Co.
  2.46%                                        12/03/02      100,000       100,000,000
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
MEDIUM TERM NOTES-(CONTINUED)

Morgan Stanley
  1.96%(g)                                     02/21/03   $  195,000   $   195,000,000
--------------------------------------------------------------------------------------
  1.92%(g)                                     03/03/03      200,000       200,000,000
--------------------------------------------------------------------------------------
  2.08%(b)                                     03/13/03       22,500        22,526,949
--------------------------------------------------------------------------------------
  2.17%(g)                                     04/07/03       71,000        71,089,079
--------------------------------------------------------------------------------------
  2.01%(b)                                     05/05/03       92,000        92,136,787
--------------------------------------------------------------------------------------
Toyota Motor Credit Corp. (Japan)
  1.92%(g)                                     09/30/02      100,000       100,000,000
--------------------------------------------------------------------------------------
Unilever N.V. (Netherlands)
  1.94%(b)                                     06/18/03      150,000       150,107,338
======================================================================================
    Total Medium Term Notes (Cost
      $1,954,098,452)                                                    1,954,098,452
______________________________________________________________________________________
======================================================================================
PROMISSORY NOTES-5.22%
Goldman Sachs Group, L.P.
  2.02%                                        10/10/02      400,000       400,000,000
--------------------------------------------------------------------------------------
  2.06%                                        11/05/02      355,000       355,000,000
--------------------------------------------------------------------------------------
  2.05%                                        12/13/02      190,000       190,000,000
--------------------------------------------------------------------------------------
  2.00%                                        12/16/02      175,000       175,000,000
--------------------------------------------------------------------------------------
  2.05%                                        01/27/03      300,000       300,000,000
--------------------------------------------------------------------------------------
  2.02%                                        02/03/03      300,000       300,000,000
--------------------------------------------------------------------------------------
  2.04%                                        02/27/03       28,000        28,000,000
--------------------------------------------------------------------------------------
  2.06%                                        03/21/03      200,000       200,000,000
======================================================================================
    Total Promissory Notes (Cost
      $1,948,000,000)                                                    1,948,000,000
______________________________________________________________________________________
======================================================================================
TIME DEPOSITS-7.39%
ABN AMRO-Cayman (Netherlands)
  1.78%                                        09/03/02      500,000       500,000,000
--------------------------------------------------------------------------------------
BNP Paribas-Cayman (France)
  1.78%                                        09/03/02      400,000       400,000,000
--------------------------------------------------------------------------------------
Deutsche Bank-Cayman (Germany)
  1.88%                                        09/03/02        5,000         5,000,000
--------------------------------------------------------------------------------------
Dresdner Bank-Cayman (Germany)
  1.78%                                        09/03/02      400,000       400,000,000
--------------------------------------------------------------------------------------
Regions Bank-Cayman
  1.78%                                        09/03/02      246,451       246,450,663
--------------------------------------------------------------------------------------
Societe Generale-Cayman (France)
  1.78%                                        09/03/02      500,000       500,000,000
--------------------------------------------------------------------------------------
Westdeutsche Landesbank-Cayman (Germany)
  1.88%                                        09/03/02      205,000       205,000,000
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
TIME DEPOSITS-(CONTINUED)

Wells Fargo Bank Minnesota, NA-Cayman
  1.75%                                        09/03/02   $  500,000   $   500,000,000
======================================================================================
    Total Time Deposits (Cost $2,756,450,663)                            2,756,450,663
______________________________________________________________________________________
======================================================================================
OTHER SHORT-TERM OBLIGATIONS-0.27%

PUTTABLE RESET SECURITIES-0.27%

Merck & Co., Inc.; PURS Notes,
  4.54%()                                      02/24/03       50,000        50,510,496
--------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.; Unsec. Unsub. PURS
  Notes
  4.88%()                                      06/01/03       50,000        50,855,099
======================================================================================
    Total Other Short-Term Obligations (Cost
      $101,365,595)                                                        101,365,595
======================================================================================
    Total Investments Excluding Repurchase
      Agreements (Cost $26,466,579,407)                                 26,466,579,407
______________________________________________________________________________________
======================================================================================
REPURCHASE AGREEMENTS(n)-29.89%
Bank of America Securities LLC
  1.89%(o)                                     09/03/02    1,500,000     1,500,000,000
--------------------------------------------------------------------------------------
Barclays Capital Inc. (United Kingdom)
  1.83%(p)                                     09/03/02      498,709       498,709,301
--------------------------------------------------------------------------------------
  1.89%(q)                                     09/03/02      424,559       424,559,333
--------------------------------------------------------------------------------------
BMO Nesbitt Burns Corp. (Canada)
  1.88%(r)                                     09/03/02       70,000        70,000,000
--------------------------------------------------------------------------------------
BNP Capital Markets, LLC (France)
  1.89%(s)                                     09/03/02    1,483,479     1,483,479,412
--------------------------------------------------------------------------------------
Deutsche Bank Securities Inc. (Germany)
  1.88%(t)                                     09/03/02      197,592       197,591,709
--------------------------------------------------------------------------------------
First Union Capital Markets
  1.89%(u)                                     09/03/02      750,000       750,000,000
--------------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.
  1.89%(v)                                     09/03/02      500,000       500,000,000
--------------------------------------------------------------------------------------
J.P. Morgan Securities Inc.
  1.89%(w)                                     09/03/02    1,000,000     1,000,000,000
--------------------------------------------------------------------------------------
Salomon Smith Barney Inc.
  1.88%(x)                                     09/03/02      370,000       370,000,000
--------------------------------------------------------------------------------------
Societe Generale (France)
  1.89%(y)                                     09/03/02      100,000       100,000,000
--------------------------------------------------------------------------------------
UBS Warburg (Switzerland)
  1.89%(z)                                     09/03/02    1,000,000     1,000,000,000
--------------------------------------------------------------------------------------
  1.89%(aa)                                    09/03/02    3,000,000     3,000,000,000
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

Westdeutsche Landesbank Girozentrale
  (Germany)
  1.89%(ab)                                    09/03/02   $  260,377   $   260,377,345
======================================================================================
    Total Repurchase Agreements (Cost
      $11,154,717,100)                                                  11,154,717,100
______________________________________________________________________________________
======================================================================================
TOTAL INVESTMENTS (Cost
  $37,621,296,507)(ac)-100.81%                                          37,621,296,507
______________________________________________________________________________________
======================================================================================
OTHER ASSETS LESS LIABILITIES-(0.81%)                                     (302,351,002)
______________________________________________________________________________________
======================================================================================
NET ASSETS-100.00%                                                     $37,318,945,505
______________________________________________________________________________________
======================================================================================

Investment Abbreviations:

ABS     - Asset Backed Security
IDR     - Industrial Revenue Bonds
LOC     - Letter of Credit
PCR     - Pollution Control Revenue Bonds
PURS    - Puttable Reset Securities
RB      - Revenue Bonds
Unsec.  - Unsecured
Unsub.  - Unsubordinated
144A    - Represents a security issued under Rule 144A and may be resold to qualified institutional buyers.

Notes to Schedule of Investments

(a) Security is traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rates are redetermined quarterly. Rate shown is the rate in effect on 08/31/02.
(c) Interest rates are redetermined weekly. Rate shown is the rate in effect on 08/31/02.
(d) Demand security; payable upon demand by the Fund with usually no more than seven calendar day's notice.
(e) Secured by bond insurance provided by one of the following companies: AMBAC Assurance Corp., MBIA Insurance Co., or Financial Security Assurance.
(f) Principal and interest payments are guaranteed by the letter of credit agreement.
(g) Interest rates are redetermined daily. Rate shown is the rate in effect on 08/31/02.
(h) Interest rates are redetermined monthly. Rate shown is the rate in effect on 08/31/02.
(i) Principal and interest payments are guaranteed by the corporate guarantor.
(j) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon seven business day's notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/02.
(k) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/02.
(l) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based on the timing of the demand. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/02.
(m) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day oral notice for up to 10% of outstanding amount, otherwise, upon seven business day written notice for more than 10% of outstanding balance. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/02.
(n) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(o) Repurchase agreement entered into 08/30/02 with a maturing value of $1,500,315,000. Collateralized by $1,505,721,242 U.S. Government
    obligations, 6.50% due 08/01/32 with a market value at 08/31/02 of $1,530,000,000.
(p) Joint repurchase agreement entered into 08/30/02 with a maturing value of $1,000,203,333. Collateralized by $827,780,000 U.S. Government obligations, 3.25% to 8.88% due 12/31/03 to 04/15/28 with an aggregate market value at 08/31/02 of $1,020,001,124.
(q) Joint repurchase agreement entered into 08/30/02 with a maturing value of $844,594,415. Collateralized by $815,907,000 U.S. Government obligations, 0% to 7.13% due 09/20/02 to 06/15/10 with an aggregate market value at 08/31/02 of $861,306,304.
(r) Joint repurchase agreement entered into 08/30/02 with a maturing value of $200,041,778. Collateralized by $289,194,000 U.S. Government obligations, 0% to 3.07% due 10/02/02 to 02/27/27 with an aggregate market value at 08/31/02 of $204,000,111.
(s) Joint repurchase agreement entered into 08/30/02 with a maturing value of $2,000,420,000. Collateralized by $1,940,631,000 U.S. Government
    obligations, 0% to 7.10% due 09/24/02 to 07/15/32 with an aggregate market value at 08/31/02 of $2,040,000,401.
(t) Joint repurchase agreement entered into 08/30/02 with a maturing value of $2,000,417,778. Collateralized by $1,980,041,000 U.S. Government
    obligations, 0% to 6.38% due 11/27/02 to 11/15/11 with an aggregate market value at 08/31/02 of $2,040,000,361.
(u) Repurchase agreement entered into 08/30/02 with a maturing value of $750,157,500. Collateralized by $730,492,148 U.S. Government obligations, 4.88% to 9.00% due 05/15/07 to 08/01/32 with an aggregate market value at 08/31/02 of $765,001,176.
(v) Repurchase agreement entered into 08/30/02 with a maturing value of $500,105,000. Collateralized by $490,740,448 U.S. Government obligations, 0% to 7.00% due 06/01/23 to 06/01/40 with an aggregate market value at 08/31/02 of $510,000,743.
(w) Repurchase agreement entered into 08/30/02 with a maturing value of $1,000,210,000. Collateralized by $1,007,519,331 U.S. Government
    obligations, 3.20% to 9.50% due 11/29/04 to 09/01/32 with an aggregate market value at 08/31/02 of $1,020,148,955.
(x) Joint repurchase agreement entered into 08/30/02 with a maturing value of $500,104,444. Collateralized by $493,735,000 U.S. Government obligations, 0% to 7.25% due 05/15/03 to 05/15/12 with an aggregate market value at 08/31/02 of $515,726,787.
(y) Repurchase agreement entered into 08/30/02 with a maturing value of $100,021,000. Collateralized by $134,512,275 U.S. Government obligations, 0% to 12.50% due 01/15/08 to 03/01/31 with an aggregate market value at 08/31/02 of $102,409,935.
(z) Repurchase agreement entered into 08/30/02 with a maturing value of $1,000,210,000. Collateralized by $980,731,619 U.S. Government obligations, 5.50% to 11.00% due 04/01/09 to 08/01/32 with an aggregate market value at 08/31/02 of $1,020,001,588.
(aa)Joint repurchase agreement entered into 08/30/02 with a maturing value of $3,700,777,000. Collateralized by $3,814,978,000 U.S. Government
    obligations, 0% to 8.13% due 12/04/03 to 07/15/32 with an aggregate market value at 08/31/02 of $3,774,002,125.
(ab)Joint repurchase agreement entered into 08/30/02 with a maturing value of $325,068,250. Collateralized by $319,800,734 U.S. Government obligations, 3.87% to 7.50% due 11/01/10 to 05/01/41 with an aggregate market value at 08/31/02 of $331,500,000.
(ac)Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

AUGUST 31, 2002

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                            $26,466,579,407
-----------------------------------------------------------------------------
Repurchase agreements                                          11,154,717,100
-----------------------------------------------------------------------------
Receivables for:
  Investments sold                                                    953,074
-----------------------------------------------------------------------------
  Interest                                                         82,285,629
-----------------------------------------------------------------------------
Investment for deferred compensation plan                             235,646
-----------------------------------------------------------------------------
Other assets                                                           47,160
=============================================================================
    Total assets                                               37,704,818,016
_____________________________________________________________________________
=============================================================================

LIABILITIES:

Payables for:
  Investments purchased                                           322,415,000
-----------------------------------------------------------------------------
  Dividends                                                        58,968,806
-----------------------------------------------------------------------------
  Deferred compensation plan                                          235,646
-----------------------------------------------------------------------------
Accrued custodian fees                                              1,026,750
-----------------------------------------------------------------------------
Accrued distribution fees                                             997,349
-----------------------------------------------------------------------------
Accrued directors' fees                                                31,357
-----------------------------------------------------------------------------
Accrued transfer agent fees                                           874,311
-----------------------------------------------------------------------------
Accrued operating expenses                                          1,323,292
=============================================================================
    Total liabilities                                             385,872,511
=============================================================================
Net assets applicable to shares outstanding                   $37,318,945,505
_____________________________________________________________________________
=============================================================================

NET ASSETS:

Institutional Class                                           $29,122,702,342
_____________________________________________________________________________
=============================================================================
Private Investment Class                                      $   808,457,110
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                     $    30,277,422
_____________________________________________________________________________
=============================================================================
Cash Management Class                                         $ 5,760,074,331
_____________________________________________________________________________
=============================================================================
Reserve Class                                                 $    51,279,011
_____________________________________________________________________________
=============================================================================
Resource Class                                                $ 1,546,155,289
_____________________________________________________________________________
=============================================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Class                                            29,120,777,396
_____________________________________________________________________________
=============================================================================
Private Investment Class                                          808,379,947
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                          30,276,384
_____________________________________________________________________________
=============================================================================
Cash Management Class                                           5,759,698,458
_____________________________________________________________________________
=============================================================================
Reserve Class                                                      51,278,823
_____________________________________________________________________________
=============================================================================
Resource Class                                                  1,546,077,894
_____________________________________________________________________________
=============================================================================
Net asset value, offering and redemption price per share for
  each class                                                  $          1.00
_____________________________________________________________________________
=============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED AUGUST 31, 2002

INVESTMENT INCOME:

Interest                                                      $928,277,269
==========================================================================

EXPENSES:

Advisory fees                                                   62,470,457
--------------------------------------------------------------------------
Administrative services fees                                     1,576,395
--------------------------------------------------------------------------
Custodian fees                                                   2,344,293
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       6,202,091
--------------------------------------------------------------------------
  Personal Investment Class                                        149,818
--------------------------------------------------------------------------
  Cash Management Class                                          5,729,907
--------------------------------------------------------------------------
  Reserve Class                                                    261,146
--------------------------------------------------------------------------
  Resource Class                                                 3,135,732
--------------------------------------------------------------------------
Transfer agent fees                                              6,788,150
--------------------------------------------------------------------------
Directors' fees                                                    210,962
--------------------------------------------------------------------------
Other                                                            2,819,021
==========================================================================
    Total expenses                                              91,687,972
==========================================================================
Less: Fees waived                                              (34,962,248)
--------------------------------------------------------------------------
    Net expenses                                                56,725,724
==========================================================================
Net investment income                                          871,551,545
==========================================================================
Net realized gain from investment securities                       929,565
==========================================================================
Net increase in net assets resulting from operations          $872,481,110
__________________________________________________________________________
==========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED AUGUST 31, 2002 AND 2001

                                                               2002               2001
                                                          ---------------    ---------------
OPERATIONS:

  Net investment income                                   $   871,551,545    $ 1,774,540,033
--------------------------------------------------------------------------------------------
  Net realized gain from investment securities                    929,565          1,329,954
============================================================================================
    Net increase in net assets resulting from operations      872,481,110      1,775,869,987
============================================================================================
Distributions to shareholders from net investment
  income:
  Institutional Class                                        (699,238,125)    (1,378,986,654)
--------------------------------------------------------------------------------------------
  Private Investment Class                                    (23,638,000)       (55,993,893)
--------------------------------------------------------------------------------------------
  Personal Investment Class                                      (309,171)          (928,046)
--------------------------------------------------------------------------------------------
  Cash Management Class                                      (117,705,827)      (280,619,189)
--------------------------------------------------------------------------------------------
  Reserve Class                                                  (285,587)          (112,523)
--------------------------------------------------------------------------------------------
  Resource Class                                              (30,374,835)       (57,899,728)
--------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                       2,349,669,794      9,418,251,261
--------------------------------------------------------------------------------------------
  Private Investment Class                                   (481,056,789)       337,156,023
--------------------------------------------------------------------------------------------
  Personal Investment Class                                    18,347,438         (2,250,390)
--------------------------------------------------------------------------------------------
  Cash Management Class                                       260,027,687      1,971,296,794
--------------------------------------------------------------------------------------------
  Reserve Class                                                46,109,690          2,674,691
--------------------------------------------------------------------------------------------
  Resource Class                                              276,712,399        166,866,497
============================================================================================
    Net increase in net assets                              2,470,739,784     11,895,324,830
============================================================================================
NET ASSETS:

  Beginning of year                                        34,848,205,721     22,952,880,891
============================================================================================
  End of year                                             $37,318,945,505    $34,848,205,721
____________________________________________________________________________________________
============================================================================================
NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)              $37,316,489,404    $34,846,678,683
--------------------------------------------------------------------------------------------
  Undistributed net investment income                                (502)                --
--------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities                                                  2,456,603          1,527,038
============================================================================================
                                                          $37,318,945,505    $34,848,205,721
____________________________________________________________________________________________
============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Liquid Assets Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Co. (the "Company"). The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Company is organized as a Maryland corporation consisting of three separate portfolios. The Fund consists of six different classes of shares that have commenced operations: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The Fund does not expect to realize any long-term capital gains and losses.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets of the Fund. Effective September 9, 2002, AIM has voluntarily agreed to limit fund operating expenses, excluding Rule 12b-1 distribution fees, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements, if any, to 0.114%. This limitation may be terminated or modified at any time. For the year ended August 31, 2002, AIM waived fees of $31,235,229.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2002, AIM was paid $1,576,395 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended August 31, 2002, AFS retained $6,247,046 for such services.

  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Company, FMC acts as the exclusive distributor of the Fund's shares. The Company has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, and 0.87%, respectively, of the average daily net assets attributable to such class. For the year ended August 31, 2002, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $3,721,254, $100,616, $4,583,926, $210,146 and
$3,135,732, respectively, as compensation under the Plan, and FMC waived fees of $3,727,019.

  Certain officers and directors of the Company are officers and directors of AIM, FMC, and AFS.

  During the year ended August 31, 2002, the Fund paid legal fees of $99,087 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3--DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions to Shareholders:

The tax character of distributions paid during the years ended August 31, 2002 and 2001 were as follows:

                                                                  2002            2001
                                                              ------------   --------------
Distributions paid from ordinary income                       $871,551,545   $1,774,540,033
___________________________________________________________________________________________
===========================================================================================


Tax Components of Capital:

As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                 $     3,083,315
-----------------------------------------------------------------------------
Temporary book/tax differences                                       (627,214)
-----------------------------------------------------------------------------
Capital (par value and additional paid-in)                     37,316,489,404
=============================================================================
                                                              $37,318,945,505
_____________________________________________________________________________
=============================================================================


  Temporary book/tax differences are primarily a result of timing differences for recognition of directors' deferred compensation and retirement plan expenses.

NOTE 5--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of prior year reclassifications on August 31, 2002, undistributed net investment income was decreased by $502 and paid-in capital increased by $502. This reclassification has no effect on the net assets of the Fund.

NOTE 6--CAPITAL STOCK

Changes in capital stock during the years ended August 31, 2002 and 2001 were as follows:

                                            2002                                   2001
                            ------------------------------------   ------------------------------------
                                 SHARES             AMOUNT              SHARES             AMOUNT
                            ----------------   -----------------   ----------------   -----------------
Sold:
  Institutional Class        586,514,671,312   $ 586,514,671,312    399,509,142,238   $ 399,509,142,238
-------------------------------------------------------------------------------------------------------
  Private Investment Class    17,787,233,352      17,787,233,352     12,233,301,324      12,233,301,324
-------------------------------------------------------------------------------------------------------
  Personal Investment
    Class                        135,176,893         135,176,893        120,589,236         120,589,236
-------------------------------------------------------------------------------------------------------
  Cash Management Class       93,169,483,414      93,169,483,414     89,653,200,894      89,653,200,894
-------------------------------------------------------------------------------------------------------
  Reserve Class                  132,778,052         132,778,052         30,335,661          30,335,661
-------------------------------------------------------------------------------------------------------
  Resource Class              11,871,763,813      11,871,763,813      9,184,680,641       9,184,680,641
-------------------------------------------------------------------------------------------------------
Issued as reinvestment of
  dividends:
  Institutional Class            191,080,549         191,080,549        252,383,598         252,383,598
-------------------------------------------------------------------------------------------------------
  Private Investment Class         9,235,046           9,235,046         17,505,606          17,505,606
-------------------------------------------------------------------------------------------------------
  Personal Investment
    Class                            222,812             222,812            696,703             696,703
-------------------------------------------------------------------------------------------------------
  Cash Management Class           84,049,065          84,049,065        199,465,681         199,465,681
-------------------------------------------------------------------------------------------------------
  Reserve Class                      217,048             217,048             53,183              53,183
-------------------------------------------------------------------------------------------------------
  Resource Class                  27,437,407          27,437,407         55,351,835          55,351,835
-------------------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class       (584,356,082,067)   (584,356,082,067)  (390,343,274,575)   (390,343,274,575)
-------------------------------------------------------------------------------------------------------
  Private Investment Class   (18,277,525,187)    (18,277,525,187)   (11,913,650,907)    (11,913,650,907)
-------------------------------------------------------------------------------------------------------
  Personal Investment
    Class                       (117,052,267)       (117,052,267)      (123,536,329)       (123,536,329)
-------------------------------------------------------------------------------------------------------
  Cash Management Class      (92,993,504,792)    (92,993,504,792)   (87,881,369,781)    (87,881,369,781)
-------------------------------------------------------------------------------------------------------
  Reserve Class                  (86,885,410)        (86,885,410)       (27,714,153)        (27,714,153)
-------------------------------------------------------------------------------------------------------
  Resource Class             (11,622,488,821)    (11,622,488,821)    (9,073,165,979)     (9,073,165,979)
=======================================================================================================
                               2,469,810,219   $   2,469,810,219     11,893,994,876   $  11,893,994,876
_______________________________________________________________________________________________________
=======================================================================================================

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                               RESERVE CLASS
                                                 -----------------------------------------
                                                                          JANUARY 14, 2000
                                                      YEAR ENDED            (DATE SALES
                                                      AUGUST 31,           COMMENCED) TO
                                                 ---------------------       AUGUST 31,
                                                  2002           2001           2000
                                                 -------        ------    ----------------
Net asset value, beginning of period             $  1.00        $ 1.00         $ 1.00
------------------------------------------------------------------------------------------
Net investment income                               0.01          0.05           0.03
------------------------------------------------------------------------------------------
Less distributions from net investment income      (0.01)        (0.05)         (0.03)
==========================================================================================
Net asset value, end of period                   $  1.00        $ 1.00         $ 1.00
__________________________________________________________________________________________
==========================================================================================
Total return(a)                                     1.34%         4.70%          3.48%
__________________________________________________________________________________________
==========================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)         $51,279        $5,169         $2,495
__________________________________________________________________________________________
==========================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                  0.91%(b)      0.90%          0.89%(c)
------------------------------------------------------------------------------------------
  Without fee waivers                               1.19%(b)      1.19%          1.19%(c)
__________________________________________________________________________________________
==========================================================================================
Ratio of net investment income to average net
  assets                                            1.32%(b)      4.39%          5.24%(c)
__________________________________________________________________________________________
==========================================================================================

(a)  Not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $26,114,590.
(c)  Annualized.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders
Short-Term Investments Co.:

  We have audited the accompanying statement of assets and liabilities of Liquid Assets Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 2002, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or periods in the three-year period ended August 31, 2000 have been audited by other auditors, whose report dated October 6, 2000 expressed an unqualified opinion on such financial highlights.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liquid Assets Portfolio as of August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 20, 2002

DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

As of December 31, 2001

The address of each director and officer of Short-Term Investments Co. is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

---------------------------------------------------------------------------------------------------------------
                                DIRECTOR   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND         AND/OR                                                   HELD BY DIRECTOR
POSITION(S) HELD WITH           OFFICER
THE COMPANY                     SINCE
---------------------------------------------------------------------------------------------------------------

INTERESTED PERSON

Robert H. Graham* - 1946         1993      Chairman, President and Chief Executive       None
Director, Chairman and                     Officer, A I M Management Group Inc.
President                                  (financial services holding company);
                                           Chairman and President, A I M Advisors,
                                           Inc. (registered investment advisor);
                                           Director and Senior Vice President, A I M
                                           Capital Management, Inc. (registered
                                           investment advisor); Chairman, A I M
                                           Distributors, Inc. (registered broker
                                           dealer), A I M Fund Services, Inc.
                                           (registered transfer agent) and Fund
                                           Management Company (registered broker
                                           dealer); and Director and Vice Chairman,
                                           AMVESCAP PLC (parent of AIM and a global
                                           investment management firm)

INDEPENDENT DIRECTORS

Frank S. Bayley - 1939           2001      Of Counsel, law firm of Baker & McKenzie      Badgley Funds, Inc.
Director                                                                                 (registered investment
                                                                                         company)

Bruce L. Crockett - 1944         1993      Chairman, Crockett Technology Associates      ACE Limited (insurance
Director                                   (technology consulting company)               company); and
                                                                                         Captaris, Inc.
                                                                                         (unified messaging
                                                                                         provider)

Albert R. Dowden - 1941          2000      Chairman, Cortland Trust, Inc. (registered    None
Director                                   investment company) and DHJ Media, Inc.;
                                           Director, Magellan Insurance Company;
                                           Member of Advisory Board of Rotary Power
                                           International (designer, manufacturer, and
                                           seller of rotary power engines); formerly,
                                           Director, President and CEO, Volvo Group
                                           North America, Inc.; and director of
                                           various affiliated Volvo companies

Edward K. Dunn, Jr. - 1935       1998      Formerly, Chairman, Mercantile Mortgage       None
Director                                   Corp.; Vice Chairman, President and Chief
                                           Operating Officer, Mercantile-Safe Deposit
                                           & Trust Co.; and President, Mercantile
                                           Bankshares Corp.

Jack M. Fields - 1952            1997      Chief Executive Officer, Twenty First         Administaff
Director                                   Century Group, Inc. (government affairs
                                           company)

Carl Frischling - 1937           1993      Partner, law firm of Kramer Levin Naftalis    Cortland Trust, Inc.
Director                                   and Frankel LLP                               (registered investment
                                                                                         company)

Prema Mathai-Davis - 1950        1998      Formerly, Chief Executive Officer, YWCA of    None
Director                                   the USA

Lewis F. Pennock - 1942          1993      Partner, law firm of Pennock & Cooper         None
Director

Ruth H. Quigley - 1935           2001      Retired                                       None
Director

Louis S. Sklar - 1939            1993      Executive Vice President, Development and     None
Director                                   Operations, Hines Interests Limited
                                           Partnership (real estate development
                                           company)

 * Mr. Graham is considered an interested person of the fund because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Company.

--------------------------------------------------------------------------------

As of December 31, 2001

The address of each director and officer of Short-Term Investments Co. is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities if any.

-----------------------------------------------------------------------------------------------------------
                            DIRECTOR   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND     AND/OR                                                   HELD BY DIRECTOR
POSITION(S) HELD WITH       OFFICER
THE COMPANY                 SINCE
-----------------------------------------------------------------------------------------------------------

OTHER OFFICERS

Gary T. Crum - 1947          1993      Director and President, A I M Capital         N/A
Senior Vice President                  Management, Inc.; Director and Executive
                                       Vice President, A I M Management Group
                                       Inc.; Director and Senior Vice President,
                                       A I M Advisors, Inc.; and Director, A I M
                                       Distributors, Inc. and AMVESCAP PLC

Carol F. Relihan - 1954      1993      Director, Senior Vice President, General      N/A
Senior Vice President and              Counsel and Secretary, A I M Advisors, Inc.
Secretary                              and A I M Management Group Inc.; Director,
                                       Vice President and General Counsel, Fund
                                       Management Company; and Vice President,
                                       A I M Fund Services, Inc., A I M Capital
                                       Management, Inc. and A I M Distributors,
                                       Inc.

Melville B. Cox - 1943       1993      Vice President and Chief Compliance           N/A
Vice President                         Officer, A I M Advisors, Inc. and A I M
                                       Capital Management, Inc.; and Vice
                                       President, A I M Fund Services, Inc.

Karen Dunn Kelley - 1960     1993      Senior Vice President, A I M Capital          N/A
Vice President                         Management, Inc.; Director and President,
                                       Fund Management Company; and Vice
                                       President, A I M Advisors, Inc.

Dana R. Sutton - 1959        1993      Vice President and Fund Treasurer, A I M      N/A
Vice President and                     Advisors, Inc.
Treasurer
The Statement of Additional Information of the Company includes additional information about the Fund's
Directors and is available upon request, without charge, by calling 1.800.347.4246.
-----------------------------------------------------------------------------------------------------------

OFFICE OF THE FUND      INVESTMENT ADVISOR       DISTRIBUTOR          AUDITORS
11 Greenway Plaza       A I M Advisors, Inc.     Fund Management      Tait, Weller &
Suite 100               11 Greenway Plaza        Company              Baker
Houston, TX 77046       Suite 100                11 Greenway Plaza    1818 Market Street
                        Houston, TX 77046        Suite 100            Philadelphia, PA
                                                 Houston, TX          19103
                                                 77046-1173

COUNSEL TO THE FUND     COUNSEL TO THE           TRANSFER AGENT       CUSTODIAN
                        DIRECTORS
Ballard Spahr                                    A I M Fund           The Bank of New
Andrews & Ingersoll,    Kramer, Levin, Naftalis  Services, Inc.       York
LLP                     & Frankel LLP            P.O. Box 4739        90 Washington
1735 Market Street      919 Third Avenue         Houston, TX          Street, 11th Floor
Philadelphia, PA 19103  New York, NY 10022       77210-4739           New York, NY 10286

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)

Of the ordinary dividends paid, 0.05% was derived from U.S. Treasury
Obligations.

                         ANNUAL REPORT / AUGUST 31, 2002

                        SHORT-TERM INVESTMENTS CO. (STIC)

                             LIQUID ASSETS PORTFOLIO

                                 RESOURCE CLASS

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.

LAP-AR-5

[Fund Management Company(SM)
Logo Appears Here]

[AIM LOGO APPEARS HERE]
--Registered Trademark--


                           LETTER TO OUR SHAREHOLDERS

                     DEAR SHAREHOLDER:

[PHOTO OF            This is the report on the Resource Class of Short-Term
ROBERT H.            Investments Co.'s Liquid Assets Portfolio for the fiscal
GRAHAM]              year ended August 31, 2002.

                         The first half of the fiscal year was characterized by
                     economic weakness, declining interest rates and a horrific terrorist attack against the United States. The second half of the fiscal year was characterized by a slowly recovering economy, stable interest rates, wild stock price fluctuations, allegations of corporate governance and accounting misdeeds, plus the growing threat of war between the United States and Iraq.

                         As the fiscal year began, the economy was weakening and
                     the U.S. Federal Reserve (the Fed) was aggressively cutting short-term interest rates to bolster growth. In the third quarter of 2001, gross domestic product (GDP), the broadest measure of economic activity, contracted, and in November the National Bureau of Economic Research declared that the economy had slipped into a manufacturing-led recession in March 2001. While the events of September 11 exacerbated economic weakness and unemployment, consumer spending remained surprisingly strong.

    Short-term interest rates began the fiscal year at 3.75% and ended it at 1.75%, the lowest rate since 1961.

    These and other influences caused many investors to exit the stock market and seek relative safety in money market funds or fixed income investments--even though historically low interest rates depressed yields on such investments. Inflows into money market funds and fixed income investments were strong for the fiscal year as a whole.

YOUR INVESTMENT PORTFOLIO

Amidst an uncertain and volatile market environment, the fund continued to provide attractive income and safety of principal. The fund's weighted average maturity (WAM) remained in the 35-day to 55-day range during the 12 months ended August 31, 2002. As of the end of the reporting period, the WAM stood at 54 days, and seven-day yield for the Resource Class was 1.62%. Total net assets in the Resource Class stood at $1.5 billion. Had the advisor and distributor not waived fees, performance would have been lower.

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit-rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These ratings are based on an analysis of the portfolio's credit

YIELDS AS OF 8/31/02

================================================================================

                                                                    Seven-Day
                                                  Monthly Yield       Yield
Liquid Assets Portfolio                                1.60%          1.62%
Resource Class
iMoneyNet Money Fund Averages--Trademark--             1.48%          1.49%
First-Tier Institutions Only
iMoneyNet Money Fund Averages--Trademark--             1.43%          1.45%
Total Institutions Only

The seven-day yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet, Inc. First Tier Institutional category consists of 269 funds that invest in any allowable 2a-7 investment, except second tier commercial paper. The iMoneyNet, Inc. Total Institutions Only category consists of 579 funds with a minimum initial investment of $100,000 or funds that are only open to institutions.

================================================================================

                                                                     (continued)
quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies, according to iMoneyNet Financial Data, Inc.

    The Liquid Assets Portfolio invests solely in securities rated "first-tier" as defined in Rule 2a-7 under the Investment Company Act of 1940. Its objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Using a modified barbell maturity structure, portfolio management emphasizes superior credit quality in buying money market securities such as commercial paper and selected repurchase agreement securities. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

As the fiscal year drew to a close, the economy was recovering--but there was uncertainty about the pace of that recovery. First quarter 2002 GDP grew at a robust annualized rate of 5.0%, but second quarter GDP growth was a modest 1.3%. In its July Beige Book report, the Fed reported modest and uneven growth across sectors and regions, mixed retail sales, an improving manufacturing industry, and a relatively stable labor market.

    Together with the lack of any inflationary threat, these signals are likely to prompt the Fed to wait for more definitive data before adjusting interest rates up or down.

    AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002


                                                             PAR
                                               MATURITY     (000)           VALUE
COMMERCIAL PAPER-17.77%(a)
FINANCIAL-17.71%

ASSET BACKED SECURITIES-COMMERCIAL
  LOANS/LEASES-2.94%

Atlantis One Funding Corp.-144A
  1.98%                                        09/03/02   $  150,695   $   150,678,424
--------------------------------------------------------------------------------------
  1.96%                                        09/24/02       94,729        94,610,681
--------------------------------------------------------------------------------------
  1.97%                                        10/01/02      120,000       119,803,000
--------------------------------------------------------------------------------------
  2.03%                                        10/18/02       76,101        75,899,311
--------------------------------------------------------------------------------------
  1.99%                                        11/05/02      118,761       118,334,285
--------------------------------------------------------------------------------------
  1.99%                                        11/06/02       92,954        92,614,873
--------------------------------------------------------------------------------------
  2.02%                                        11/07/02      139,502       138,977,550
--------------------------------------------------------------------------------------
  1.98%                                        12/02/02      150,000       149,241,000
--------------------------------------------------------------------------------------
Stellar Funding Group, Inc.-144A
  1.81%                                        09/27/02       19,989        19,962,870
--------------------------------------------------------------------------------------
  1.81%                                        09/30/02      101,024       100,876,701
--------------------------------------------------------------------------------------
  1.80%                                        10/02/02       34,862        34,807,964
======================================================================================
                                                                         1,095,806,659
======================================================================================

ASSET BACKED SECURITIES-CONSUMER
  RECEIVABLES-0.49%

Old Line Funding Corp.-144A
  1.80%                                        10/02/02       35,478        35,423,009
--------------------------------------------------------------------------------------
  1.80%                                        10/21/02       50,286        50,160,285
--------------------------------------------------------------------------------------
Thunder Bay Funding Inc.-144A
  1.80%                                        09/12/02       30,147        30,130,419
--------------------------------------------------------------------------------------
  1.80%                                        10/01/02       49,043        48,969,435
--------------------------------------------------------------------------------------
  1.80%                                        10/07/02       19,118        19,083,588
======================================================================================
                                                                           183,766,736
======================================================================================

ASSET BACKED SECURITIES-FULLY BACKED-2.29%

Aquinas Funding LLC-144A (Rabobank-ABS
  Program Sponsor)
  1.81%                                        09/09/02       75,000        74,969,833
--------------------------------------------------------------------------------------
  2.04%                                        09/10/02      110,000       109,943,900
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
ASSET BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Enterprise Funding Corp.-144A (Bank of
  America N.A.-ABS Program Sponsor)
  1.81%                                        09/16/02   $   13,418   $    13,407,881
--------------------------------------------------------------------------------------
  1.71%                                        10/07/02       19,482        19,448,686
--------------------------------------------------------------------------------------
Kitty Hawk Funding Corp.-144A (Bank of
  America N.A.-ABS Program Sponsor)
  1.80%                                        09/13/02       20,601        20,588,639
--------------------------------------------------------------------------------------
Newport Funding Corp.-144A (Deutsche Bank-ABS
  Program Sponsor)
  1.80%                                        09/10/02      100,000        99,955,000
--------------------------------------------------------------------------------------
  1.80%                                        09/11/02      100,000        99,950,000
--------------------------------------------------------------------------------------
  2.04%                                        09/16/02      100,000        99,915,000
--------------------------------------------------------------------------------------
Tulip Funding Corp.-144A (ABN AMRO Bank
  N.V.-ABS Program Sponsor)
  1.80%                                        09/11/02      110,169       110,113,916
--------------------------------------------------------------------------------------
  1.80%                                        09/18/02      108,105       108,013,111
--------------------------------------------------------------------------------------
Variable Funding Capital Corp.-144A (Wachovia
  Bank N.A.-ABS Program Sponsor)
  1.97%                                        04/04/03      100,000        98,823,472
======================================================================================
                                                                           855,129,438
======================================================================================

ASSET BACKED SECURITIES-MULTI-PURPOSE-5.29%

Amsterdam Funding Corp.-144A
  1.80%                                        09/20/02       75,000        74,928,750
--------------------------------------------------------------------------------------
  1.80%                                        11/25/02       50,000        49,787,500
--------------------------------------------------------------------------------------
  1.77%                                        12/23/02      100,000        99,444,417
--------------------------------------------------------------------------------------
Clipper Receivables Corp.
  1.81%                                        09/05/02       60,000        59,987,933
--------------------------------------------------------------------------------------
Edison Asset Securitization, LLC-144A
  1.91%                                        10/02/02       80,000        79,868,422
--------------------------------------------------------------------------------------
  1.91%                                        10/04/02      150,000       149,737,375
--------------------------------------------------------------------------------------
  2.10%                                        10/07/02      125,000       124,737,500
--------------------------------------------------------------------------------------
  2.05%                                        10/08/02      100,000        99,789,306
--------------------------------------------------------------------------------------
  1.80%                                        10/09/02      137,910       137,647,971
--------------------------------------------------------------------------------------
  2.05%                                        10/09/02      100,000        99,783,611
--------------------------------------------------------------------------------------
  1.80%                                        10/11/02      150,000       149,700,000
--------------------------------------------------------------------------------------
  1.98%                                        11/06/02      100,000        99,637,000
--------------------------------------------------------------------------------------
Mont Blanc Capital Corp.-144A
  1.80%                                        09/12/02      150,000       149,917,500
--------------------------------------------------------------------------------------
Preferred Receivables Funding Corp.-144A
  1.80%                                        09/12/02       12,523        12,516,112
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
ASSET BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Quincy Capital Corp.-144A
  1.80%                                        09/06/02   $   44,311   $    44,299,922
--------------------------------------------------------------------------------------
Receivables Capital Corp.-144A
  1.80%                                        09/18/02       63,319        63,265,179
--------------------------------------------------------------------------------------
Sheffield Receivables Corp.-144A
  1.74%                                        09/05/02      100,000        99,980,667
--------------------------------------------------------------------------------------
  1.74%                                        09/09/02      100,000        99,961,333
--------------------------------------------------------------------------------------
  2.01%                                        11/21/02       31,160        31,019,079
--------------------------------------------------------------------------------------
Windmill Funding Corp.-144A
  1.80%                                        09/20/02      100,000        99,905,000
--------------------------------------------------------------------------------------
  1.80%                                        11/25/02       50,000        49,787,500
--------------------------------------------------------------------------------------
  1.77%                                        12/23/02      100,000        99,444,417
======================================================================================
                                                                         1,975,146,494
======================================================================================

ASSET BACKED SECURITIES-TRADE
  RECEIVABLES-2.19%

Bills Securitization Ltd.
  2.00%                                        10/29/02       90,000        89,710,000
--------------------------------------------------------------------------------------
  2.02%                                        11/15/02       44,500        44,312,729
--------------------------------------------------------------------------------------
  2.02%                                        11/18/02      150,000       149,343,500
--------------------------------------------------------------------------------------
  2.03%                                        11/26/02      100,000        99,515,056
--------------------------------------------------------------------------------------
FCAR Owner Trust
  1.80%                                        10/21/02      100,000        99,750,000
--------------------------------------------------------------------------------------
  1.80%                                        10/23/02       50,000        49,870,000
--------------------------------------------------------------------------------------
  1.80%                                        11/12/02      100,000        99,640,000
--------------------------------------------------------------------------------------
  1.80%                                        11/14/02      100,000        99,630,000
--------------------------------------------------------------------------------------
  1.77%                                        12/20/02       85,000        84,540,292
======================================================================================
                                                                           816,311,577
======================================================================================

BANKS-2.00%

Banque et Caisse d'Epargne de l'Etat
  (Luxembourg)
  2.04%                                        02/05/03      150,000       148,665,500
--------------------------------------------------------------------------------------
  1.98%                                        02/07/03      100,000        99,125,500
--------------------------------------------------------------------------------------
Citicorp
  1.78%                                        11/04/02      200,000       199,367,111
--------------------------------------------------------------------------------------
  1.78%                                        11/05/02       50,000        49,839,306
--------------------------------------------------------------------------------------
Dresdner U.S. Finance, Inc. (Germany)
  1.80%                                        10/07/02      150,000       149,730,000
--------------------------------------------------------------------------------------
  2.10%                                        10/18/02      100,000        99,725,833
======================================================================================
                                                                           746,453,250
======================================================================================


                                                             PAR
                                               MATURITY     (000)           VALUE

DIVERSIFIED FINANCIAL SERVICES-2.51%

BP Capital Markets PLC (United Kingdom)
  2.00%                                        11/06/02   $  100,000   $    99,633,333
--------------------------------------------------------------------------------------
General Electric Capital Corp.
  1.91%                                        09/03/02      440,000       439,953,311
--------------------------------------------------------------------------------------
General Electric Capital Services, Inc.
  2.00%                                        12/04/02       20,000        19,895,556
--------------------------------------------------------------------------------------
  2.00%                                        12/05/02       50,000        49,736,111
--------------------------------------------------------------------------------------
  2.00%                                        12/06/02       50,000        49,733,333
--------------------------------------------------------------------------------------
  2.08%                                        12/09/02      150,000       149,142,000
--------------------------------------------------------------------------------------
Salomon Smith Barney Holdings Inc.
  1.80%                                        09/17/02      127,657       127,554,874
======================================================================================
                                                                           935,648,518
======================================================================================
    Total Financial                                                      6,608,262,672
______________________________________________________________________________________
======================================================================================
INDUSTRIALS-0.06%

INDUSTRIAL CONGLOMERATES-0.06%

General Electric Co.
  2.03%                                        09/11/02       22,000        21,987,594
======================================================================================
    Total Industrials                                                       21,987,594
______________________________________________________________________________________
======================================================================================
    Total Commercial Paper (Cost
      $6,630,250,266)                                                    6,630,250,266
______________________________________________________________________________________
======================================================================================
U.S. GOVERNMENT AGENCY SECURITIES-3.72%

FEDERAL FARM CREDIT BANK-0.33%

Bonds,
  2.30%                                        08/06/03       50,000        50,000,000
--------------------------------------------------------------------------------------
  1.80%                                        09/03/03       75,000        75,000,000
======================================================================================
                                                                           125,000,000
======================================================================================

FEDERAL HOME LOAN BANK-3.21%

Unsec. Bonds,
  2.11%                                        08/12/03      129,000       129,000,000
--------------------------------------------------------------------------------------
  2.25%                                        08/14/03      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.00%                                        08/27/03      200,000       200,000,000
--------------------------------------------------------------------------------------
  2.00%                                        09/02/03      350,000       350,000,000
--------------------------------------------------------------------------------------
  2.00%                                        09/12/03      185,000       185,000,000
--------------------------------------------------------------------------------------
  2.07%                                        09/17/03       85,000        85,000,000
--------------------------------------------------------------------------------------
  2.07%                                        09/23/03      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.08%                                        09/26/03       50,000        50,000,000
======================================================================================
                                                                         1,199,000,000
======================================================================================


                                                             PAR
                                               MATURITY     (000)           VALUE

OVERSEAS PRIVATE INVESTMENT CORP.-0.18%

Floating Rate Notes,
  1.80%(b)                                     01/15/09   $   65,787   $    65,786,500
======================================================================================
    Total U.S. Government Agency Securities
      (Cost $1,389,786,500)                                              1,389,786,500
______________________________________________________________________________________
======================================================================================
U.S. TREASURY BILLS-0.27%
1.54%(a)                                       01/16/03      100,000        99,413,944
======================================================================================
    Total U.S. Treasury Bills (Cost
      $99,413,944)                                                          99,413,944
______________________________________________________________________________________
======================================================================================
VARIABLE RATE DEMAND NOTES-3.41%

INSURED-1.33%(c)(d)(e)

Alaska State Housing Finance Corp.; Series B
  RB
  1.85%                                        12/01/36       10,000        10,000,000
--------------------------------------------------------------------------------------
Baptist Health System of South Florida;
  Series RB
  1.80%                                        05/15/17       16,895        16,895,000
--------------------------------------------------------------------------------------
  1.80%                                        05/15/25       23,500        23,500,000
--------------------------------------------------------------------------------------
Berks (County of) Industrial Development
  Authority (Lutheran Services Northeast);
  Series B IDR
  1.92%                                        01/01/28        5,990         5,990,000
--------------------------------------------------------------------------------------
California Housing Finance Agency; Series K
  RB
  1.74%                                        08/01/31       24,695        24,695,000
--------------------------------------------------------------------------------------
Connecticut State Housing Financing Authority
  (Housing Mortgage Finance Program); RB
  1.82%                                        11/15/16       50,650        50,650,000
--------------------------------------------------------------------------------------
  1.85%                                        05/15/33       20,000        20,000,000
--------------------------------------------------------------------------------------
Florida Housing Finance Corp. (Affordable
  Housing); Series A RB
  1.75%                                        01/01/45       27,850        27,850,000
--------------------------------------------------------------------------------------
  1.80%                                        01/01/47       38,620        38,620,000
--------------------------------------------------------------------------------------
Loanstar Asset Partners II; RB
  1.85%                                        08/01/37      200,000       200,000,000
--------------------------------------------------------------------------------------
Michigan State Housing Development Authority;
  Series C RB
  1.85%                                        12/01/20        2,090         2,090,000
--------------------------------------------------------------------------------------
New Jersey Sports & Exhibition Authority;
  Series C RB
  1.86%                                        03/01/05       16,235        16,235,000
--------------------------------------------------------------------------------------
New Orleans (City of) Pension; RB
  1.80%                                        09/01/30       33,760        33,760,000
--------------------------------------------------------------------------------------
Omaha (City of) (Riverfront Redevelopment);
  Series B RB
  1.91%                                        02/01/26       10,235        10,235,000
--------------------------------------------------------------------------------------
Rhode Island State Student Loan Authority;
  Series 4 RB
  1.80%                                        12/01/34       15,000        15,000,000
======================================================================================
                                                                           495,520,000
======================================================================================


                                                             PAR
                                               MATURITY     (000)           VALUE

LETTER OF CREDIT GUARANTEED-2.05%(d)(f)

Advocare of South Carolina; Series 1997 Bonds
  (LOC-Wachovia Bank N.A.)
  1.81%(c)                                     06/01/17   $    4,400   $     4,400,000
--------------------------------------------------------------------------------------
American Association of Retired Persons;
  Notes (LOC-Bank of America N.A.)
  1.90%(c)                                     05/01/31       11,000        11,000,000
--------------------------------------------------------------------------------------
Arkansas Development Finance Authority
  (Potlatch Corp. Projects); Industrial
  Facilities Series B IDR (LOC-Bank of
  America N.A.)
  1.86%(c)                                     08/01/30       14,450        14,450,000
--------------------------------------------------------------------------------------
B. Braun Medical Inc.; Bonds (LOC-Wachovia
  Bank N.A.)
  1.87%(c)                                     02/01/15       48,185        48,185,000
--------------------------------------------------------------------------------------
Belk, Inc.; Series 1998 Bonds (LOC-Wachovia
  Bank N.A.)
  1.87%(c)                                     07/01/08       91,030        91,030,000
--------------------------------------------------------------------------------------
Berks (County of) Industrial Development
  Authority (Giorgi Mushroom Co.); Series B
  IDR (LOC-First Union National Bank)
  1.82%(c)                                     07/01/12        3,535         3,535,000
--------------------------------------------------------------------------------------
Botsford (City of) General Hospital; Series A
  RB
  (LOC-Michigan National Bank)
  1.85%(g)                                     02/15/27       10,100        10,100,000
--------------------------------------------------------------------------------------
Brazos River Authority (TXU Energy Co. LLC
  Project);
  Series H PCR (LOC-Chase Manhattan Bank)
  1.82%(c)                                     12/01/36       30,820        30,820,000
--------------------------------------------------------------------------------------
  Series I PCR (LOC-Wachovia Bank N.A.)
  1.82%(c)                                     12/01/36       62,920        62,920,000
--------------------------------------------------------------------------------------
Brosis Finance, LLC; Bonds (LOC-Wachovia Bank
  N.A.)
  1.81%(c)                                     09/01/19       18,800        18,800,000
--------------------------------------------------------------------------------------
Capital One Funding Corp.; Floating Rate
  Notes (LOC-Bank One N.A.)
  1.90%(c)                                     07/01/20       11,753        11,753,000
--------------------------------------------------------------------------------------
  1.90%(c)                                     09/01/20       15,857        15,857,000
--------------------------------------------------------------------------------------
Chatham Capital Corp.; Floating Rate Notes
  (LOC-Bank One N.A.)
  1.90%(c)                                     07/01/20       15,300        15,300,000
--------------------------------------------------------------------------------------
Conair Corp.; Notes (LOC-Wachovia Bank N.A.)
  1.87%(h)                                     09/01/12        9,815         9,815,000
--------------------------------------------------------------------------------------
Dome Corp.; Floating Rate Notes (LOC-Wachovia
  Bank N.A.)
  1.86%(c)                                     08/31/16       10,735        10,735,000
--------------------------------------------------------------------------------------
Gulf States Paper Corp.; Unsec. Bonds
  (LOC-Wachovia Bank N.A.)
  1.81%(c)                                     11/01/18       25,000        25,000,000
--------------------------------------------------------------------------------------
La Mirada California Industrial Development
  Authority (Rykoff-Sexton, Inc. Project);
  IDR (LOC-Bank One N.A.)
  1.90%(c)                                     12/01/26        5,200         5,200,000
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
LETTER OF CREDIT GUARANTEED-(CONTINUED)

Madison Wisconsin Community Development
  Authority (Overture Development Corp.); RB
  (LOC-Bank One Milwaukee N.A.; Firstar Bank
  N.A.; M&I Marshall & Ilsley; Northern Trust
  Company)
  1.90%(c)                                     06/01/36   $  115,000   $   115,000,000
--------------------------------------------------------------------------------------
Mississippi Business Finance Corp. (Telepak
  Inc. Project); IDR (LOC-Wachovia Bank N.A.)
  1.82%(c)                                     05/01/17       20,000        20,000,000
--------------------------------------------------------------------------------------
Missouri State Health & Educational
  Facilities Authority (Bethesda Health
  Group); Series B RB (LOC-U.S. Bank N.A.)
  1.85%(g)                                     08/01/31       18,540        18,540,000
--------------------------------------------------------------------------------------
New York (City of) Housing Development Corp.
  (Chelsea Centro); RB (LOC-Bayerische
  Landesbank)
  1.81%(c)                                     06/01/33        8,700         8,700,000
--------------------------------------------------------------------------------------
Osprey Properties Ltd.; Floating Rate Notes
  (LOC-Wells Fargo)
  1.90%(h)                                     06/01/27        6,000         6,000,000
--------------------------------------------------------------------------------------
R.G. Ray Corp.; Series 2000 Bonds
  (LOC-LaSalle Bank N.A.)
  1.90%(c)                                     01/15/15        4,020         4,020,000
--------------------------------------------------------------------------------------
Richmond (City of) Redevelopment & Housing
  Authority Project (Old Manchester); Series
  B RB (LOC-Wachovia Bank N.A.)
  1.90%(h)                                     12/01/25        1,590         1,590,000
--------------------------------------------------------------------------------------
Roman Catholic Diocese of Raleigh; Series A
  RB (LOC-Bank of America N.A.)
  1.87%(c)                                     06/01/18        7,500         7,500,000
--------------------------------------------------------------------------------------
Sabine River Authority (TXU Energy Co. LLC
  Project); Series E PCR (LOC-Chase Manhattan
  Bank)
  1.82%(c)                                     12/01/36       44,615        44,615,000
--------------------------------------------------------------------------------------
San Jose (City of) Redevelopment Agency
  (Merged Area); RB (LOC-Bank of New York)
  Series G,
  1.90%(c)                                     08/01/29        8,000         8,000,000
--------------------------------------------------------------------------------------
  Series H,
  1.85%(c)                                     08/01/29       16,100        16,100,000
--------------------------------------------------------------------------------------
Shepherd Capital LLC; Floating Rate Series
  96A Notes (LOC-Standard Federal Bank)
  1.92%(c)                                     10/01/46        5,915         5,915,000
--------------------------------------------------------------------------------------
Southeastern Retirement Association, Inc.;
  Bonds (LOC-Wachovia Bank N.A.)
  1.87%(c)                                     08/01/19           60            60,000
--------------------------------------------------------------------------------------
South Carolina Educational Facilities
  Authority for Private Nonprofit
  Institutions (Anderson College); Series C
  RB (LOC-Wachovia Bank N.A.)
  1.92%(c)                                     10/01/23        3,470         3,470,000
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
LETTER OF CREDIT GUARANTEED-(CONTINUED)

TP Racing L.L.L.P.; Floating Rate Notes
  (LOC-Bank One Trust Co. N.A.)
  1.90%(c)                                     06/01/30   $   29,430   $    29,430,000
--------------------------------------------------------------------------------------
Union (County of) (Del-Tin Fiber LLC
  Project); IDR (LOC-Bank One Chicago N.A.)
  1.90%(c)                                     10/01/27       34,400        34,400,000
--------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; Notes (LOC-Wachovia Bank N.A.)
  1.87%(c)                                     07/01/26       49,100        49,100,000
--------------------------------------------------------------------------------------
Wake Forest University; Floating Rate Series
  1997 Bonds (LOC-Wachovia Bank N.A.)
  1.81%(c)                                     07/01/17        3,800         3,800,000
======================================================================================
                                                                           765,140,000
======================================================================================

CORPORATE GUARANTEED-0.03%

Mississippi Business Finance Corp. (General
  Electric Plastics Project); IDR
  1.80%(d)(h)(i)                               02/01/23       12,000        12,000,000
======================================================================================
    Total Variable Rate Demand Notes (Cost
      $1,272,660,000)                                                    1,272,660,000
______________________________________________________________________________________
======================================================================================
ASSET BACKED NOTES-1.80%

COMMERCIAL, LOANS/LEASES-0.23%

Caterpillar Financial Asset Trust
  1.82%                                        07/25/03       85,347        85,347,383
======================================================================================

CONSUMER RECEIVABLES-0.56%

Honda Auto Receivables Owner Trust
  1.82%                                        08/18/03       68,315        68,314,855
--------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust
  1.70%                                        09/08/03      142,000       142,000,000
======================================================================================
                                                                           210,314,855
======================================================================================

FULLY BACKED-1.01%

Americredit Automobile Receivables Trust(e)
  1.71%                                        09/08/03       85,000        85,000,000
--------------------------------------------------------------------------------------
Drive Auto Receivables Trust(e)
  1.88%                                        07/15/03       30,611        30,611,236
--------------------------------------------------------------------------------------
Household Automotive Trust(e)
  1.77%                                        09/17/03      150,000       150,000,000
--------------------------------------------------------------------------------------
Residential Asset Securities Corp.(e)
  1.73%                                        08/25/03       25,000        25,000,000
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
FULLY BACKED-(CONTINUED)

Triad Auto Receivables Owner Trust(e)
  1.72%                                        09/12/03   $   87,000   $    87,000,000
======================================================================================
                                                                           377,611,236
======================================================================================
    Total Asset Backed Notes (Cost
      $673,273,474)                                                        673,273,474
______________________________________________________________________________________
======================================================================================
CERTIFICATES OF DEPOSIT-18.81%
Abbey National PLC (United Kingdom)
  2.46%                                        10/03/02      100,000       100,000,000
--------------------------------------------------------------------------------------
Bank of New York
  1.69%                                        08/11/03      100,000        99,990,607
--------------------------------------------------------------------------------------
Bank of Scotland PLC (United Kingdom)
  3.42%                                        09/11/02       40,000        40,015,295
--------------------------------------------------------------------------------------
  2.58%                                        09/30/02       75,000        75,006,433
--------------------------------------------------------------------------------------
  2.45%                                        10/07/02      100,000       100,000,000
--------------------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom)
  3.38%                                        09/13/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  1.97%                                        09/24/02       18,000        18,000,057
--------------------------------------------------------------------------------------
  1.95%                                        09/25/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  1.96%                                        09/26/02      100,000       100,000,344
--------------------------------------------------------------------------------------
  2.18%                                        09/30/02       50,000        50,000,398
--------------------------------------------------------------------------------------
  2.10%                                        01/10/03      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.00%                                        04/10/03      100,000       100,000,000
--------------------------------------------------------------------------------------
BNP Paribas (France)
  2.11%                                        09/09/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.00%                                        09/27/02      123,500       123,500,000
--------------------------------------------------------------------------------------
  2.16%                                        10/29/02       80,000        80,000,000
--------------------------------------------------------------------------------------
  2.50%                                        12/10/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.25%                                        12/13/02      100,000       100,000,000
--------------------------------------------------------------------------------------
Credit Suisse First Boston (Switzerland)
  2.11%                                        12/30/02       50,000        50,000,000
--------------------------------------------------------------------------------------
  2.11%                                        12/31/02      100,000       100,000,000
--------------------------------------------------------------------------------------
Danske Bank (Denmark)
  2.25%                                        12/13/02       90,000        90,000,000
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
CERTIFICATES OF DEPOSIT-(CONTINUED)

Deutsche Bank AG (Germany)
  3.63%                                        09/06/02   $  100,000   $    99,999,799
--------------------------------------------------------------------------------------
  2.05%                                        09/30/02      100,000        99,990,450
--------------------------------------------------------------------------------------
  2.06%                                        10/30/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.14%                                        10/31/02      100,000       100,013,088
--------------------------------------------------------------------------------------
  2.29%                                        11/19/02      100,000        99,996,784
--------------------------------------------------------------------------------------
  2.01%                                        12/10/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.01%                                        02/18/03      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.04%                                        04/30/03      100,000       100,000,000
--------------------------------------------------------------------------------------
Dexia Banque Belgique (Belgium)
  2.12%                                        11/08/02       12,000        11,999,778
--------------------------------------------------------------------------------------
  2.11%                                        02/11/03      100,000       100,002,232
--------------------------------------------------------------------------------------
Dresdner Bank (Germany)
  2.05%                                        09/12/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.04%                                        10/22/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.05%                                        10/23/02       80,000        80,000,000
--------------------------------------------------------------------------------------
Dresdner Bank-New York (Germany)
  2.57%                                        12/10/02      100,000       100,000,000
--------------------------------------------------------------------------------------
Halifax PLC (United Kingdom)
  1.96%                                        09/23/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  1.94%                                        09/30/02      150,000       150,000,000
--------------------------------------------------------------------------------------
  1.77%                                        12/05/02      150,000       150,000,000
--------------------------------------------------------------------------------------
  1.77%                                        12/06/02      150,000       150,000,000
--------------------------------------------------------------------------------------
  2.29%                                        02/13/03      150,000       150,000,000
--------------------------------------------------------------------------------------
  2.30%                                        02/18/03       50,000        50,000,000
--------------------------------------------------------------------------------------
HBOS Treasury Services PLC (United Kingdom)
  1.80%                                        09/20/02      200,000       200,000,000
--------------------------------------------------------------------------------------
  1.81%                                        11/22/02      150,000       150,000,000
--------------------------------------------------------------------------------------
  1.78%                                        12/27/02      250,000       250,000,000
--------------------------------------------------------------------------------------
  1.78%                                        12/30/02      250,000       250,000,000
--------------------------------------------------------------------------------------
Lloyd's TSB Bank PLC-New York (United
  Kingdom)
  2.03%                                        10/25/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  1.99%                                        11/04/02       50,000        50,000,000
--------------------------------------------------------------------------------------
  2.01%                                        12/09/02       50,000        50,000,000
--------------------------------------------------------------------------------------
  2.16%                                        02/10/03       50,000        50,000,000
--------------------------------------------------------------------------------------
  2.11%                                        02/14/03      100,000       100,002,272
--------------------------------------------------------------------------------------
  2.02%                                        02/19/03      100,000       100,002,343
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
CERTIFICATES OF DEPOSIT-(CONTINUED)

National Australia Bank Ltd. (Australia)
  1.94%                                        09/25/02   $  100,000   $   100,000,000
--------------------------------------------------------------------------------------
  2.50%                                        10/15/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.07%                                        12/20/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.15%                                        02/10/03      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.02%                                        03/24/03       50,000        50,000,000
--------------------------------------------------------------------------------------
  1.87%                                        08/05/03      100,000       100,000,000
--------------------------------------------------------------------------------------
  1.70%                                        08/11/03       50,000        50,000,000
--------------------------------------------------------------------------------------
Rabobank Nederland (Netherlands)
  1.95%                                        09/25/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.51%                                        03/28/03      100,000       100,002,813
--------------------------------------------------------------------------------------
Royal Bank of Scotland PLC (United Kingdom)
  2.10%                                        02/13/03      100,000       100,000,000
--------------------------------------------------------------------------------------
Societe Generale (France)
  2.01%                                        09/27/02       50,000        50,000,337
--------------------------------------------------------------------------------------
  2.11%                                        02/14/03      100,000       100,002,272
--------------------------------------------------------------------------------------
  2.00%                                        04/10/03       50,000        50,000,000
--------------------------------------------------------------------------------------
Svenska Handelsbanken A.B. (Sweden)
  1.89%                                        09/26/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.30%                                        11/19/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.53%                                        11/25/02      100,000        99,997,699
--------------------------------------------------------------------------------------
  2.03%                                        03/24/03      100,000       100,005,581
--------------------------------------------------------------------------------------
  1.87%                                        08/27/03      200,000       200,000,000
--------------------------------------------------------------------------------------
UBS A.G. (Switzerland)
  2.50%                                        10/15/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.10%                                        02/13/03       50,000        50,000,000
--------------------------------------------------------------------------------------
U.S. Bank N.A.-Minneapolis
  2.00%                                        11/04/02      100,000       100,000,000
======================================================================================
    Total Certificates of Deposit (Cost
      $7,018,528,582)                                                    7,018,528,582
______________________________________________________________________________________
======================================================================================
BANK NOTES-1.87%
La Salle Bank N.A.
  1.93%                                        09/23/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.48%                                        10/03/02      100,000        99,999,133
--------------------------------------------------------------------------------------
  2.06%                                        10/15/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.40%                                        12/10/02       80,000        80,000,000
--------------------------------------------------------------------------------------
National City Bank of Indiana(g)
  1.92%                                        01/09/03      100,000        99,998,219
--------------------------------------------------------------------------------------
  1.93%                                        02/28/03      100,000        99,995,068
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
BANK NOTES-(CONTINUED)

U.S. Bank N.A.-North Dakota
  1.74%(g)                                     04/30/03   $  120,000   $   119,963,779
======================================================================================
    Total Bank Notes (Cost $699,956,199)                                   699,956,199
______________________________________________________________________________________
======================================================================================
BANKERS' ACCEPTANCES-0.23%(a)
Wachovia Bank, N.A.
  1.94%                                        11/18/02       20,000        19,915,933
--------------------------------------------------------------------------------------
  1.94%                                        11/19/02       15,000        14,936,142
--------------------------------------------------------------------------------------
  1.94%                                        11/20/02       15,169        15,103,922
--------------------------------------------------------------------------------------
  1.94%                                        11/22/02        7,000         6,969,068
--------------------------------------------------------------------------------------
  1.94%                                        11/25/02        8,000         7,963,356
--------------------------------------------------------------------------------------
  1.94%                                        11/26/02       20,000        19,907,311
======================================================================================
    Total Bankers' Acceptances (Cost
      $84,795,732)                                                          84,795,732
______________________________________________________________________________________
======================================================================================
MASTER NOTE AGREEMENTS-4.92%
J.P. Morgan Securities, Inc.
  1.98%(j)                                     11/04/02      263,000       263,000,000
--------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  1.97%(k)                                          --       350,000       350,000,000
--------------------------------------------------------------------------------------
  2.04%(l)                                     08/18/03      440,000       440,000,000
--------------------------------------------------------------------------------------
Morgan Stanley
  1.95%(m)                                     09/17/02      785,000       785,000,000
======================================================================================
    Total Master Note Agreements (Cost
      $1,838,000,000)                                                    1,838,000,000
______________________________________________________________________________________
======================================================================================
MEDIUM TERM NOTES-5.24%
General Electric Capital Corp.-Series A
  1.76%(h)                                     09/19/02      100,000        99,999,005
--------------------------------------------------------------------------------------
  8.43%                                        11/25/02       25,000        25,339,294
--------------------------------------------------------------------------------------
  1.81%(h)                                     07/09/03      332,900       332,900,000
--------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.(g)
  1.99%                                        09/11/02       60,000        60,000,000
--------------------------------------------------------------------------------------
  1.99%                                        10/15/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  1.99%                                        11/20/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  1.99%                                        12/04/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  1.99%                                        01/23/03       50,000        50,000,000
--------------------------------------------------------------------------------------
Merck & Co. Inc.(h)
  1.77%                                        10/25/02       55,000        55,000,000
--------------------------------------------------------------------------------------
  1.77%                                        11/26/02      100,000       100,000,000
--------------------------------------------------------------------------------------
Merrill Lynch & Co.
  2.46%                                        12/03/02      100,000       100,000,000
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
MEDIUM TERM NOTES-(CONTINUED)

Morgan Stanley
  1.96%(g)                                     02/21/03   $  195,000   $   195,000,000
--------------------------------------------------------------------------------------
  1.92%(g)                                     03/03/03      200,000       200,000,000
--------------------------------------------------------------------------------------
  2.08%(b)                                     03/13/03       22,500        22,526,949
--------------------------------------------------------------------------------------
  2.17%(g)                                     04/07/03       71,000        71,089,079
--------------------------------------------------------------------------------------
  2.01%(b)                                     05/05/03       92,000        92,136,787
--------------------------------------------------------------------------------------
Toyota Motor Credit Corp. (Japan)
  1.92%(g)                                     09/30/02      100,000       100,000,000
--------------------------------------------------------------------------------------
Unilever N.V. (Netherlands)
  1.94%(b)                                     06/18/03      150,000       150,107,338
======================================================================================
    Total Medium Term Notes (Cost
      $1,954,098,452)                                                    1,954,098,452
______________________________________________________________________________________
======================================================================================
PROMISSORY NOTES-5.22%
Goldman Sachs Group, L.P.
  2.02%                                        10/10/02      400,000       400,000,000
--------------------------------------------------------------------------------------
  2.06%                                        11/05/02      355,000       355,000,000
--------------------------------------------------------------------------------------
  2.05%                                        12/13/02      190,000       190,000,000
--------------------------------------------------------------------------------------
  2.00%                                        12/16/02      175,000       175,000,000
--------------------------------------------------------------------------------------
  2.05%                                        01/27/03      300,000       300,000,000
--------------------------------------------------------------------------------------
  2.02%                                        02/03/03      300,000       300,000,000
--------------------------------------------------------------------------------------
  2.04%                                        02/27/03       28,000        28,000,000
--------------------------------------------------------------------------------------
  2.06%                                        03/21/03      200,000       200,000,000
======================================================================================
    Total Promissory Notes (Cost
      $1,948,000,000)                                                    1,948,000,000
______________________________________________________________________________________
======================================================================================
TIME DEPOSITS-7.39%
ABN AMRO-Cayman (Netherlands)
  1.78%                                        09/03/02      500,000       500,000,000
--------------------------------------------------------------------------------------
BNP Paribas-Cayman (France)
  1.78%                                        09/03/02      400,000       400,000,000
--------------------------------------------------------------------------------------
Deutsche Bank-Cayman (Germany)
  1.88%                                        09/03/02        5,000         5,000,000
--------------------------------------------------------------------------------------
Dresdner Bank-Cayman (Germany)
  1.78%                                        09/03/02      400,000       400,000,000
--------------------------------------------------------------------------------------
Regions Bank-Cayman
  1.78%                                        09/03/02      246,451       246,450,663
--------------------------------------------------------------------------------------
Societe Generale-Cayman (France)
  1.78%                                        09/03/02      500,000       500,000,000
--------------------------------------------------------------------------------------
Westdeutsche Landesbank-Cayman (Germany)
  1.88%                                        09/03/02      205,000       205,000,000
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
TIME DEPOSITS-(CONTINUED)

Wells Fargo Bank Minnesota, NA-Cayman
  1.75%                                        09/03/02   $  500,000   $   500,000,000
======================================================================================
    Total Time Deposits (Cost $2,756,450,663)                            2,756,450,663
______________________________________________________________________________________
======================================================================================
OTHER SHORT-TERM OBLIGATIONS-0.27%

PUTTABLE RESET SECURITIES-0.27%

Merck & Co., Inc.; PURS Notes,
  4.54%()                                      02/24/03       50,000        50,510,496
--------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.; Unsec. Unsub. PURS
  Notes
  4.88%()                                      06/01/03       50,000        50,855,099
======================================================================================
    Total Other Short-Term Obligations (Cost
      $101,365,595)                                                        101,365,595
======================================================================================
    Total Investments Excluding Repurchase
      Agreements (Cost $26,466,579,407)                                 26,466,579,407
______________________________________________________________________________________
======================================================================================
REPURCHASE AGREEMENTS(n)-29.89%
Bank of America Securities LLC
  1.89%(o)                                     09/03/02    1,500,000     1,500,000,000
--------------------------------------------------------------------------------------
Barclays Capital Inc. (United Kingdom)
  1.83%(p)                                     09/03/02      498,709       498,709,301
--------------------------------------------------------------------------------------
  1.89%(q)                                     09/03/02      424,559       424,559,333
--------------------------------------------------------------------------------------
BMO Nesbitt Burns Corp. (Canada)
  1.88%(r)                                     09/03/02       70,000        70,000,000
--------------------------------------------------------------------------------------
BNP Capital Markets, LLC (France)
  1.89%(s)                                     09/03/02    1,483,479     1,483,479,412
--------------------------------------------------------------------------------------
Deutsche Bank Securities Inc. (Germany)
  1.88%(t)                                     09/03/02      197,592       197,591,709
--------------------------------------------------------------------------------------
First Union Capital Markets
  1.89%(u)                                     09/03/02      750,000       750,000,000
--------------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.
  1.89%(v)                                     09/03/02      500,000       500,000,000
--------------------------------------------------------------------------------------
J.P. Morgan Securities Inc.
  1.89%(w)                                     09/03/02    1,000,000     1,000,000,000
--------------------------------------------------------------------------------------
Salomon Smith Barney Inc.
  1.88%(x)                                     09/03/02      370,000       370,000,000
--------------------------------------------------------------------------------------
Societe Generale (France)
  1.89%(y)                                     09/03/02      100,000       100,000,000
--------------------------------------------------------------------------------------
UBS Warburg (Switzerland)
  1.89%(z)                                     09/03/02    1,000,000     1,000,000,000
--------------------------------------------------------------------------------------
  1.89%(aa)                                    09/03/02    3,000,000     3,000,000,000
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

Westdeutsche Landesbank Girozentrale
  (Germany)
  1.89%(ab)                                    09/03/02   $  260,377   $   260,377,345
======================================================================================
    Total Repurchase Agreements (Cost
      $11,154,717,100)                                                  11,154,717,100
______________________________________________________________________________________
======================================================================================
TOTAL INVESTMENTS (Cost
  $37,621,296,507)(ac)-100.81%                                          37,621,296,507
______________________________________________________________________________________
======================================================================================
OTHER ASSETS LESS LIABILITIES-(0.81%)                                     (302,351,002)
______________________________________________________________________________________
======================================================================================
NET ASSETS-100.00%                                                     $37,318,945,505
______________________________________________________________________________________
======================================================================================

Investment Abbreviations:

ABS     - Asset Backed Security
IDR     - Industrial Revenue Bonds
LOC     - Letter of Credit
PCR     - Pollution Control Revenue Bonds
PURS    - Puttable Reset Securities
RB      - Revenue Bonds
Unsec.  - Unsecured
Unsub.  - Unsubordinated
144A    - Represents a security issued under Rule 144A and may be resold to qualified institutional buyers.

Notes to Schedule of Investments

(a) Security is traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rates are redetermined quarterly. Rate shown is the rate in effect on 08/31/02.
(c) Interest rates are redetermined weekly. Rate shown is the rate in effect on 08/31/02.
(d) Demand security; payable upon demand by the Fund with usually no more than seven calendar day's notice.
(e) Secured by bond insurance provided by one of the following companies: AMBAC Assurance Corp., MBIA Insurance Co., or Financial Security Assurance.
(f) Principal and interest payments are guaranteed by the letter of credit agreement.
(g) Interest rates are redetermined daily. Rate shown is the rate in effect on 08/31/02.
(h) Interest rates are redetermined monthly. Rate shown is the rate in effect on 08/31/02.
(i) Principal and interest payments are guaranteed by the corporate guarantor.
(j) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon seven business day's notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/02.
(k) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/02.
(l) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based on the timing of the demand. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/02.
(m) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day oral notice for up to 10% of outstanding amount, otherwise, upon seven business day written notice for more than 10% of outstanding balance. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/02.
(n) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(o) Repurchase agreement entered into 08/30/02 with a maturing value of $1,500,315,000. Collateralized by $1,505,721,242 U.S. Government
    obligations, 6.50% due 08/01/32 with a market value at 08/31/02 of $1,530,000,000.
(p) Joint repurchase agreement entered into 08/30/02 with a maturing value of $1,000,203,333. Collateralized by $827,780,000 U.S. Government obligations, 3.25% to 8.88% due 12/31/03 to 04/15/28 with an aggregate market value at 08/31/02 of $1,020,001,124.
(q) Joint repurchase agreement entered into 08/30/02 with a maturing value of $844,594,415. Collateralized by $815,907,000 U.S. Government obligations, 0% to 7.13% due 09/20/02 to 06/15/10 with an aggregate market value at 08/31/02 of $861,306,304.
(r) Joint repurchase agreement entered into 08/30/02 with a maturing value of $200,041,778. Collateralized by $289,194,000 U.S. Government obligations, 0% to 3.07% due 10/02/02 to 02/27/27 with an aggregate market value at 08/31/02 of $204,000,111.
(s) Joint repurchase agreement entered into 08/30/02 with a maturing value of $2,000,420,000. Collateralized by $1,940,631,000 U.S. Government
    obligations, 0% to 7.10% due 09/24/02 to 07/15/32 with an aggregate market value at 08/31/02 of $2,040,000,401.
(t) Joint repurchase agreement entered into 08/30/02 with a maturing value of $2,000,417,778. Collateralized by $1,980,041,000 U.S. Government
    obligations, 0% to 6.38% due 11/27/02 to 11/15/11 with an aggregate market value at 08/31/02 of $2,040,000,361.
(u) Repurchase agreement entered into 08/30/02 with a maturing value of $750,157,500. Collateralized by $730,492,148 U.S. Government obligations, 4.88% to 9.00% due 05/15/07 to 08/01/32 with an aggregate market value at 08/31/02 of $765,001,176.
(v) Repurchase agreement entered into 08/30/02 with a maturing value of $500,105,000. Collateralized by $490,740,448 U.S. Government obligations, 0% to 7.00% due 06/01/23 to 06/01/40 with an aggregate market value at 08/31/02 of $510,000,743.
(w) Repurchase agreement entered into 08/30/02 with a maturing value of $1,000,210,000. Collateralized by $1,007,519,331 U.S. Government
    obligations, 3.20% to 9.50% due 11/29/04 to 09/01/32 with an aggregate market value at 08/31/02 of $1,020,148,955.
(x) Joint repurchase agreement entered into 08/30/02 with a maturing value of $500,104,444. Collateralized by $493,735,000 U.S. Government obligations, 0% to 7.25% due 05/15/03 to 05/15/12 with an aggregate market value at 08/31/02 of $515,726,787.
(y) Repurchase agreement entered into 08/30/02 with a maturing value of $100,021,000. Collateralized by $134,512,275 U.S. Government obligations, 0% to 12.50% due 01/15/08 to 03/01/31 with an aggregate market value at 08/31/02 of $102,409,935.
(z) Repurchase agreement entered into 08/30/02 with a maturing value of $1,000,210,000. Collateralized by $980,731,619 U.S. Government obligations, 5.50% to 11.00% due 04/01/09 to 08/01/32 with an aggregate market value at 08/31/02 of $1,020,001,588.
(aa)Joint repurchase agreement entered into 08/30/02 with a maturing value of $3,700,777,000. Collateralized by $3,814,978,000 U.S. Government
    obligations, 0% to 8.13% due 12/04/03 to 07/15/32 with an aggregate market value at 08/31/02 of $3,774,002,125.
(ab)Joint repurchase agreement entered into 08/30/02 with a maturing value of $325,068,250. Collateralized by $319,800,734 U.S. Government obligations, 3.87% to 7.50% due 11/01/10 to 05/01/41 with an aggregate market value at 08/31/02 of $331,500,000.
(ac)Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

AUGUST 31, 2002

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                            $26,466,579,407
-----------------------------------------------------------------------------
Repurchase agreements                                          11,154,717,100
-----------------------------------------------------------------------------
Receivables for:
  Investments sold                                                    953,074
-----------------------------------------------------------------------------
  Interest                                                         82,285,629
-----------------------------------------------------------------------------
Investment for deferred compensation plan                             235,646
-----------------------------------------------------------------------------
Other assets                                                           47,160
=============================================================================
    Total assets                                               37,704,818,016
_____________________________________________________________________________
=============================================================================

LIABILITIES:

Payables for:
  Investments purchased                                           322,415,000
-----------------------------------------------------------------------------
  Dividends                                                        58,968,806
-----------------------------------------------------------------------------
  Deferred compensation plan                                          235,646
-----------------------------------------------------------------------------
Accrued custodian fees                                              1,026,750
-----------------------------------------------------------------------------
Accrued distribution fees                                             997,349
-----------------------------------------------------------------------------
Accrued directors' fees                                                31,357
-----------------------------------------------------------------------------
Accrued transfer agent fees                                           874,311
-----------------------------------------------------------------------------
Accrued operating expenses                                          1,323,292
=============================================================================
    Total liabilities                                             385,872,511
=============================================================================
Net assets applicable to shares outstanding                   $37,318,945,505
_____________________________________________________________________________
=============================================================================

NET ASSETS:

Institutional Class                                           $29,122,702,342
_____________________________________________________________________________
=============================================================================
Private Investment Class                                      $   808,457,110
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                     $    30,277,422
_____________________________________________________________________________
=============================================================================
Cash Management Class                                         $ 5,760,074,331
_____________________________________________________________________________
=============================================================================
Reserve Class                                                 $    51,279,011
_____________________________________________________________________________
=============================================================================
Resource Class                                                $ 1,546,155,289
_____________________________________________________________________________
=============================================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Class                                            29,120,777,396
_____________________________________________________________________________
=============================================================================
Private Investment Class                                          808,379,947
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                          30,276,384
_____________________________________________________________________________
=============================================================================
Cash Management Class                                           5,759,698,458
_____________________________________________________________________________
=============================================================================
Reserve Class                                                      51,278,823
_____________________________________________________________________________
=============================================================================
Resource Class                                                  1,546,077,894
_____________________________________________________________________________
=============================================================================
Net asset value, offering and redemption price per share for
  each class                                                  $          1.00
_____________________________________________________________________________
=============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED AUGUST 31, 2002

INVESTMENT INCOME:

Interest                                                      $928,277,269
==========================================================================

EXPENSES:

Advisory fees                                                   62,470,457
--------------------------------------------------------------------------
Administrative services fees                                     1,576,395
--------------------------------------------------------------------------
Custodian fees                                                   2,344,293
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       6,202,091
--------------------------------------------------------------------------
  Personal Investment Class                                        149,818
--------------------------------------------------------------------------
  Cash Management Class                                          5,729,907
--------------------------------------------------------------------------
  Reserve Class                                                    261,146
--------------------------------------------------------------------------
  Resource Class                                                 3,135,732
--------------------------------------------------------------------------
Transfer agent fees                                              6,788,150
--------------------------------------------------------------------------
Directors' fees                                                    210,962
--------------------------------------------------------------------------
Other                                                            2,819,021
==========================================================================
    Total expenses                                              91,687,972
==========================================================================
Less: Fees waived                                              (34,962,248)
--------------------------------------------------------------------------
    Net expenses                                                56,725,724
==========================================================================
Net investment income                                          871,551,545
==========================================================================
Net realized gain from investment securities                       929,565
==========================================================================
Net increase in net assets resulting from operations          $872,481,110
__________________________________________________________________________
==========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED AUGUST 31, 2002 AND 2001

                                                               2002               2001
                                                          ---------------    ---------------
OPERATIONS:

  Net investment income                                   $   871,551,545    $ 1,774,540,033
--------------------------------------------------------------------------------------------
  Net realized gain from investment securities                    929,565          1,329,954
============================================================================================
    Net increase in net assets resulting from operations      872,481,110      1,775,869,987
============================================================================================
Distributions to shareholders from net investment
  income:
  Institutional Class                                        (699,238,125)    (1,378,986,654)
--------------------------------------------------------------------------------------------
  Private Investment Class                                    (23,638,000)       (55,993,893)
--------------------------------------------------------------------------------------------
  Personal Investment Class                                      (309,171)          (928,046)
--------------------------------------------------------------------------------------------
  Cash Management Class                                      (117,705,827)      (280,619,189)
--------------------------------------------------------------------------------------------
  Reserve Class                                                  (285,587)          (112,523)
--------------------------------------------------------------------------------------------
  Resource Class                                              (30,374,835)       (57,899,728)
--------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                       2,349,669,794      9,418,251,261
--------------------------------------------------------------------------------------------
  Private Investment Class                                   (481,056,789)       337,156,023
--------------------------------------------------------------------------------------------
  Personal Investment Class                                    18,347,438         (2,250,390)
--------------------------------------------------------------------------------------------
  Cash Management Class                                       260,027,687      1,971,296,794
--------------------------------------------------------------------------------------------
  Reserve Class                                                46,109,690          2,674,691
--------------------------------------------------------------------------------------------
  Resource Class                                              276,712,399        166,866,497
============================================================================================
    Net increase in net assets                              2,470,739,784     11,895,324,830
============================================================================================
NET ASSETS:

  Beginning of year                                        34,848,205,721     22,952,880,891
============================================================================================
  End of year                                             $37,318,945,505    $34,848,205,721
____________________________________________________________________________________________
============================================================================================
NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)              $37,316,489,404    $34,846,678,683
--------------------------------------------------------------------------------------------
  Undistributed net investment income                                (502)                --
--------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities                                                  2,456,603          1,527,038
============================================================================================
                                                          $37,318,945,505    $34,848,205,721
____________________________________________________________________________________________
============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Liquid Assets Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Co. (the "Company"). The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Company is organized as a Maryland corporation consisting of three separate portfolios. The Fund consists of six different classes of shares that have commenced operations: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The Fund does not expect to realize any long-term capital gains and losses.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets of the Fund. Effective September 9, 2002, AIM has voluntarily agreed to limit fund operating expenses, excluding Rule 12b-1 distribution fees, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements, if any, to 0.114%. This limitation may be terminated or modified at any time. For the year ended August 31, 2002, AIM waived fees of $31,235,229.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2002, AIM was paid $1,576,395 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended August 31, 2002, AFS retained $6,247,046 for such services.

  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Company, FMC acts as the exclusive distributor of the Fund's shares. The Company has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, and 0.87%, respectively, of the average daily net assets attributable to such class. For the year ended August 31, 2002, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $3,721,254, $100,616, $4,583,926, $210,146 and
$3,135,732, respectively, as compensation under the Plan, and FMC waived fees of $3,727,019.

  Certain officers and directors of the Company are officers and directors of AIM, FMC, and AFS.

  During the year ended August 31, 2002, the Fund paid legal fees of $99,087 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3--DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions to Shareholders:

The tax character of distributions paid during the years ended August 31, 2002 and 2001 were as follows:

                                                                  2002            2001
                                                              ------------   --------------
Distributions paid from ordinary income                       $871,551,545   $1,774,540,033
___________________________________________________________________________________________
===========================================================================================


Tax Components of Capital:

As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                 $     3,083,315
-----------------------------------------------------------------------------
Temporary book/tax differences                                       (627,214)
-----------------------------------------------------------------------------
Capital (par value and additional paid-in)                     37,316,489,404
=============================================================================
                                                              $37,318,945,505
_____________________________________________________________________________
=============================================================================


  Temporary book/tax differences are primarily a result of timing differences for recognition of directors' deferred compensation and retirement plan expenses.

NOTE 5--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of prior year reclassifications on August 31, 2002, undistributed net investment income was decreased by $502 and paid-in capital increased by $502. This reclassification has no effect on the net assets of the Fund.

NOTE 6--CAPITAL STOCK

Changes in capital stock during the years ended August 31, 2002 and 2001 were as follows:

                                            2002                                   2001
                            ------------------------------------   ------------------------------------
                                 SHARES             AMOUNT              SHARES             AMOUNT
                            ----------------   -----------------   ----------------   -----------------
Sold:
  Institutional Class        586,514,671,312   $ 586,514,671,312    399,509,142,238   $ 399,509,142,238
-------------------------------------------------------------------------------------------------------
  Private Investment Class    17,787,233,352      17,787,233,352     12,233,301,324      12,233,301,324
-------------------------------------------------------------------------------------------------------
  Personal Investment
    Class                        135,176,893         135,176,893        120,589,236         120,589,236
-------------------------------------------------------------------------------------------------------
  Cash Management Class       93,169,483,414      93,169,483,414     89,653,200,894      89,653,200,894
-------------------------------------------------------------------------------------------------------
  Reserve Class                  132,778,052         132,778,052         30,335,661          30,335,661
-------------------------------------------------------------------------------------------------------
  Resource Class              11,871,763,813      11,871,763,813      9,184,680,641       9,184,680,641
-------------------------------------------------------------------------------------------------------
Issued as reinvestment of
  dividends:
  Institutional Class            191,080,549         191,080,549        252,383,598         252,383,598
-------------------------------------------------------------------------------------------------------
  Private Investment Class         9,235,046           9,235,046         17,505,606          17,505,606
-------------------------------------------------------------------------------------------------------
  Personal Investment
    Class                            222,812             222,812            696,703             696,703
-------------------------------------------------------------------------------------------------------
  Cash Management Class           84,049,065          84,049,065        199,465,681         199,465,681
-------------------------------------------------------------------------------------------------------
  Reserve Class                      217,048             217,048             53,183              53,183
-------------------------------------------------------------------------------------------------------
  Resource Class                  27,437,407          27,437,407         55,351,835          55,351,835
-------------------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class       (584,356,082,067)   (584,356,082,067)  (390,343,274,575)   (390,343,274,575)
-------------------------------------------------------------------------------------------------------
  Private Investment Class   (18,277,525,187)    (18,277,525,187)   (11,913,650,907)    (11,913,650,907)
-------------------------------------------------------------------------------------------------------
  Personal Investment
    Class                       (117,052,267)       (117,052,267)      (123,536,329)       (123,536,329)
-------------------------------------------------------------------------------------------------------
  Cash Management Class      (92,993,504,792)    (92,993,504,792)   (87,881,369,781)    (87,881,369,781)
-------------------------------------------------------------------------------------------------------
  Reserve Class                  (86,885,410)        (86,885,410)       (27,714,153)        (27,714,153)
-------------------------------------------------------------------------------------------------------
  Resource Class             (11,622,488,821)    (11,622,488,821)    (9,073,165,979)     (9,073,165,979)
=======================================================================================================
                               2,469,810,219   $   2,469,810,219     11,893,994,876   $  11,893,994,876
_______________________________________________________________________________________________________
=======================================================================================================

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                         RESOURCE CLASS
                                  ------------------------------------------------------------
                                                     YEAR ENDED AUGUST 31,
                                  ------------------------------------------------------------
                                     2002            2001         2000        1999      1998
                                  ----------      ----------   ----------   --------   -------
Net asset value, beginning of
  period                          $     1.00      $     1.00   $     1.00   $   1.00   $  1.00
----------------------------------------------------------------------------------------------
Net investment income                   0.02            0.05         0.06       0.05      0.05
----------------------------------------------------------------------------------------------
Less distributions from net
  investment income                    (0.02)          (0.05)       (0.06)     (0.05)    (0.05)
==============================================================================================
Net asset value, end of period    $     1.00      $     1.00   $     1.00   $   1.00   $  1.00
______________________________________________________________________________________________
==============================================================================================
Total return                            1.96%           5.33%        5.91%      4.96%     5.53%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                        $1,546,155      $1,269,405   $1,102,431   $306,758   $86,041
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                      0.31%(a)        0.30%        0.29%      0.29%     0.28%
----------------------------------------------------------------------------------------------
  Without fee waivers                   0.39%(a)        0.39%        0.39%      0.38%     0.38%
______________________________________________________________________________________________
==============================================================================================
Ratio of net investment income
  to average net assets                 1.92%(a)        4.99%        5.84%      4.82%     5.40%
______________________________________________________________________________________________
==============================================================================================

(a)  Ratios are based on average daily net assets of $1,567,865,814.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders
Short-Term Investments Co.:

  We have audited the accompanying statement of assets and liabilities of Liquid Assets Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 2002, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or periods in the three-year period ended August 31, 2000 have been audited by other auditors, whose report dated October 6, 2000 expressed an unqualified opinion on such financial highlights.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liquid Assets Portfolio as of August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 20, 2002

DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

As of December 31, 2001

The address of each director and officer of Short-Term Investments Co. is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

---------------------------------------------------------------------------------------------------------------
                                DIRECTOR   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND         AND/OR                                                   HELD BY DIRECTOR
POSITION(S) HELD WITH           OFFICER
THE COMPANY                     SINCE
---------------------------------------------------------------------------------------------------------------

INTERESTED PERSON

Robert H. Graham* - 1946         1993      Chairman, President and Chief Executive       None
Director, Chairman and                     Officer, A I M Management Group Inc.
President                                  (financial services holding company);
                                           Chairman and President, A I M Advisors,
                                           Inc. (registered investment advisor);
                                           Director and Senior Vice President, A I M
                                           Capital Management, Inc. (registered
                                           investment advisor); Chairman, A I M
                                           Distributors, Inc. (registered broker
                                           dealer), A I M Fund Services, Inc.
                                           (registered transfer agent) and Fund
                                           Management Company (registered broker
                                           dealer); and Director and Vice Chairman,
                                           AMVESCAP PLC (parent of AIM and a global
                                           investment management firm)

INDEPENDENT DIRECTORS

Frank S. Bayley - 1939           2001      Of Counsel, law firm of Baker & McKenzie      Badgley Funds, Inc.
Director                                                                                 (registered investment
                                                                                         company)

Bruce L. Crockett - 1944         1993      Chairman, Crockett Technology Associates      ACE Limited (insurance
Director                                   (technology consulting company)               company); and
                                                                                         Captaris, Inc.
                                                                                         (unified messaging
                                                                                         provider)

Albert R. Dowden - 1941          2000      Chairman, Cortland Trust, Inc. (registered    None
Director                                   investment company) and DHJ Media, Inc.;
                                           Director, Magellan Insurance Company;
                                           Member of Advisory Board of Rotary Power
                                           International (designer, manufacturer, and
                                           seller of rotary power engines); formerly,
                                           Director, President and CEO, Volvo Group
                                           North America, Inc.; and director of
                                           various affiliated Volvo companies

Edward K. Dunn, Jr. - 1935       1998      Formerly, Chairman, Mercantile Mortgage       None
Director                                   Corp.; Vice Chairman, President and Chief
                                           Operating Officer, Mercantile-Safe Deposit
                                           & Trust Co.; and President, Mercantile
                                           Bankshares Corp.

Jack M. Fields - 1952            1997      Chief Executive Officer, Twenty First         Administaff
Director                                   Century Group, Inc. (government affairs
                                           company)

Carl Frischling - 1937           1993      Partner, law firm of Kramer Levin Naftalis    Cortland Trust, Inc.
Director                                   and Frankel LLP                               (registered investment
                                                                                         company)

Prema Mathai-Davis - 1950        1998      Formerly, Chief Executive Officer, YWCA of    None
Director                                   the USA

Lewis F. Pennock - 1942          1993      Partner, law firm of Pennock & Cooper         None
Director

Ruth H. Quigley - 1935           2001      Retired                                       None
Director

Louis S. Sklar - 1939            1993      Executive Vice President, Development and     None
Director                                   Operations, Hines Interests Limited
                                           Partnership (real estate development
                                           company)

 * Mr. Graham is considered an interested person of the fund because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Company.

--------------------------------------------------------------------------------

As of December 31, 2001

The address of each director and officer of Short-Term Investments Co. is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities if any.

-----------------------------------------------------------------------------------------------------------
                            DIRECTOR   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND     AND/OR                                                   HELD BY DIRECTOR
POSITION(S) HELD WITH       OFFICER
THE COMPANY                 SINCE
-----------------------------------------------------------------------------------------------------------

OTHER OFFICERS

Gary T. Crum - 1947          1993      Director and President, A I M Capital         N/A
Senior Vice President                  Management, Inc.; Director and Executive
                                       Vice President, A I M Management Group
                                       Inc.; Director and Senior Vice President,
                                       A I M Advisors, Inc.; and Director, A I M
                                       Distributors, Inc. and AMVESCAP PLC

Carol F. Relihan - 1954      1993      Director, Senior Vice President, General      N/A
Senior Vice President and              Counsel and Secretary, A I M Advisors, Inc.
Secretary                              and A I M Management Group Inc.; Director,
                                       Vice President and General Counsel, Fund
                                       Management Company; and Vice President,
                                       A I M Fund Services, Inc., A I M Capital
                                       Management, Inc. and A I M Distributors,
                                       Inc.

Melville B. Cox - 1943       1993      Vice President and Chief Compliance           N/A
Vice President                         Officer, A I M Advisors, Inc. and A I M
                                       Capital Management, Inc.; and Vice
                                       President, A I M Fund Services, Inc.

Karen Dunn Kelley - 1960     1993      Senior Vice President, A I M Capital          N/A
Vice President                         Management, Inc.; Director and President,
                                       Fund Management Company; and Vice
                                       President, A I M Advisors, Inc.

Dana R. Sutton - 1959        1993      Vice President and Fund Treasurer, A I M      N/A
Vice President and                     Advisors, Inc.
Treasurer
The Statement of Additional Information of the Company includes additional information about the Fund's
Directors and is available upon request, without charge, by calling 1.800.347.4246.
-----------------------------------------------------------------------------------------------------------

OFFICE OF THE FUND      INVESTMENT ADVISOR       DISTRIBUTOR          AUDITORS
11 Greenway Plaza       A I M Advisors, Inc.     Fund Management      Tait, Weller &
Suite 100               11 Greenway Plaza        Company              Baker
Houston, TX 77046       Suite 100                11 Greenway Plaza    1818 Market Street
                        Houston, TX 77046        Suite 100            Philadelphia, PA
                                                 Houston, TX          19103
                                                 77046-1173

COUNSEL TO THE FUND     COUNSEL TO THE           TRANSFER AGENT       CUSTODIAN
                        DIRECTORS
Ballard Spahr                                    A I M Fund           The Bank of New
Andrews & Ingersoll,    Kramer, Levin, Naftalis  Services, Inc.       York
LLP                     & Frankel LLP            P.O. Box 4739        90 Washington
1735 Market Street      919 Third Avenue         Houston, TX          Street, 11th Floor
Philadelphia, PA 19103  New York, NY 10022       77210-4739           New York, NY 10286

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)

Of the ordinary dividends paid, 0.05% was derived from U.S. Treasury
Obligations.

                         ANNUAL REPORT / AUGUST 31, 2002

                        SHORT-TERM INVESTMENTS CO. (STIC)

                                 PRIME PORTFOLIO

                              CASH MANAGEMENT CLASS



         This report may be distributed only to current shareholders or to persons who have received a current prospectus.




PRM-AR-4

[Fund Management Company(SM)
Logo Appears Here]

[AIM LOGO APPEARS HERE]
--Registered Trademark--

                           LETTER TO OUR SHAREHOLDERS

                     DEAR SHAREHOLDER:

[PHOTO OF            This is the report on the Cash Management Class of
ROBERT H.            Short-Term Investments Co.'s Prime Portfolio for the fiscal
GRAHAM]              year ended August 31, 2002.

                         The first half of the fiscal year was characterized by
                     economic weakness, declining interest rates and a horrific terrorist attack against the United States. The second half of the fiscal year was characterized by a slowly recovering economy, stable interest rates, wild stock price fluctuations, allegations of corporate governance and accounting misdeeds, plus the growing threat of war between the United States and Iraq.

                         As the fiscal year began, the economy was weakening and
                     the U.S. Federal Reserve (the Fed) was aggressively cutting short-term interest rates to bolster growth. In the third quarter of 2001, gross domestic product (GDP), the broadest measure of economic activity, contracted, and in November the National Bureau of Economic Research declared that the economy had slipped into a manufacturing-led recession in March 2001. While the events of September 11 exacerbated economic weakness and unemployment, consumer spending remained surprisingly strong.

    Short-term interest rates began the fiscal year at 3.75% and ended it at 1.75%, the lowest rate since 1961.

    These and other influences caused many investors to exit the stock market and seek relative safety in money market funds or fixed income investments--even though historically low interest rates depressed yields on such investments. Inflows into money market funds and fixed income investments were strong for the fiscal year as a whole.

YOUR INVESTMENT PORTFOLIO

Amidst an uncertain and volatile market environment, the fund continued to provide attractive income and safety of principal. The fund's weighted average maturity (WAM) remained in the 14-day to 25-day range during the 12 months ended August 31, 2002. As of the end of the reporting period, the WAM stood at 21 days, and seven-day yield for the Cash Management Class was 1.61%. Total net assets in the Cash Management Class stood at $974 million. Had the advisor and the distributor not waived fees, performance would have been lower.

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's

YIELDS AS OF 8/31/02

                                                                 Seven-Day
                                          Monthly Yield            Yield
Prime Portfolio                                1.60%               1.61%
Cash Management Class

iMoneyNet Money Fund Averages--Trademark--     1.48%               1.49%
First-Tier Institutions Only

iMoneyNet Money Fund Averages--Trademark--     1.43%               1.45%
Total Institutions Only

The seven-day yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet, Inc. First Tier Institutional category consists of 269 funds that invest in any allowable 2a-7 investment, except second tier commercial paper. The iMoneyNet, Inc. Total Institutions Only category consists of 579 funds with a minimum initial investment of $100,000 or funds that are only open to institutions.


                                                                     (continued)
and AAA from Fitch IBCA. These ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies.

    The Prime Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in high-grade taxable money market instruments with maturities of 60 days or fewer, including U.S. government obligations, bank obligations, commercial paper and selected repurchase-agreement securities. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

As the fiscal year drew to a close, the economy was recovering--but there was uncertainty about the pace of that recovery. First quarter 2002 GDP grew at a robust annualized rate of 5.0%, but second quarter GDP growth was a modest 1.3%. In its July Beige Book report, the Fed reported modest and uneven growth across sectors and regions, mixed retail sales, an improving manufacturing industry, and a relatively stable labor market.

    Together with the lack of any inflationary threat, these signals are likely to prompt the Fed to wait for more definitive data before adjusting interest rates up or down. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002

                                                             PAR
                                               MATURITY     (000)          VALUE
COMMERCIAL PAPER-74.25%(a)
CONSUMER DISCRETIONARY-1.55%

AUTOMOBILE MANUFACTURERS-1.26%

Volkswagen of America, Inc.
  1.76%                                        09/10/02   $  100,000   $   99,956,000
=====================================================================================

PUBLISHING-0.29%

Gannett Co., Inc.
  1.76%                                        09/11/02       23,000       22,988,756
=====================================================================================
    Total Consumer Discretionary                                          122,944,756
=====================================================================================
ENERGY-1.26%

INTEGRATED OIL & GAS-1.26%

ChevronTexaco Corp.
  1.67%                                        10/09/02      100,000       99,823,722
=====================================================================================
    Total Energy                                                           99,823,722
=====================================================================================
FINANCIALS-70.81%

ASSET-BACKED SECURITIES-COMMERCIAL
  LOANS/LEASES-4.26%

Fleet Funding Corp.-144A
  1.73%                                        10/17/02       74,355       74,190,634
-------------------------------------------------------------------------------------
Fountain Square Commercial Funding Corp.-144A
  1.79%                                        09/05/02       50,000       49,990,056
-------------------------------------------------------------------------------------
  1.72%                                        10/07/02       75,000       74,871,000
-------------------------------------------------------------------------------------
Stellar Funding Group, Inc.-144A
  1.76%                                        09/03/02      100,000       99,990,222
-------------------------------------------------------------------------------------
  1.75%                                        10/21/02       39,384       39,288,275
=====================================================================================
                                                                          338,330,187
=====================================================================================

ASSET-BACKED SECURITIES-CONSUMER
  RECEIVABLES-2.20%

Old Line Funding Corp.-144A
  1.77%                                        09/12/02       22,444       22,431,862
-------------------------------------------------------------------------------------
Thunder Bay Funding, Inc.-144A
  1.78%                                        09/10/02       59,957       59,930,319
-------------------------------------------------------------------------------------
  1.78%                                        09/13/02       37,805       37,782,569
-------------------------------------------------------------------------------------
  1.72%                                        10/15/02       54,777       54,661,847
=====================================================================================
                                                                          174,806,597
=====================================================================================

                                                             PAR
                                               MATURITY     (000)          VALUE

ASSET-BACKED SECURITIES-FULLY BACKED-8.94%

Aspen Funding Corp.-144A (Deutsche Bank-ABS
  Program Sponsor)
  1.72%                                        09/23/02   $  100,000   $   99,894,889
-------------------------------------------------------------------------------------
Forrestal Funding Master Trust-144A (Bank of
  America N.A.-ABS Program Sponsor)
  1.76%                                        09/20/02      111,323      111,219,593
-------------------------------------------------------------------------------------
  1.76%                                        09/25/02      100,000       99,882,667
-------------------------------------------------------------------------------------
  1.74%                                        09/26/02       50,000       49,939,583
-------------------------------------------------------------------------------------
Newport Funding Corp.-144A (Deutsche Bank-ABS
  Program Sponsor)
  1.79%                                        09/06/02       50,000       49,987,569
-------------------------------------------------------------------------------------
  1.76%                                        09/19/02       50,000       49,956,000
-------------------------------------------------------------------------------------
Variable Funding Capital-144A (Wachovia Bank
  N.A.-ABS Program Sponsor)
  1.78%                                        09/12/02       50,000       49,972,806
-------------------------------------------------------------------------------------
  1.70%                                        10/02/02      100,000       99,853,611
-------------------------------------------------------------------------------------
  1.72%                                        10/16/02      100,000       99,785,000
=====================================================================================
                                                                          710,491,718
=====================================================================================

ASSET-BACKED SECURITIES-MULTI-PURPOSE-20.40%

Amsterdam Funding Corp.-144A
  1.76%                                        09/03/02       50,000       49,995,111
-------------------------------------------------------------------------------------
  1.73%                                        09/09/02       65,000       64,975,011
-------------------------------------------------------------------------------------
  1.76%                                        09/23/02       50,000       49,946,222
-------------------------------------------------------------------------------------
  1.76%                                        10/01/02       40,000       39,941,333
-------------------------------------------------------------------------------------
  1.74%                                        10/21/02      100,000       99,758,333
-------------------------------------------------------------------------------------
Barton Capital Corp.-144A
  1.79%                                        09/06/02       30,092       30,084,519
-------------------------------------------------------------------------------------
  1.76%                                        09/11/02       50,000       49,975,556
-------------------------------------------------------------------------------------
Charta Corp.-144A
  1.76%                                        09/18/02       50,000       49,958,445
-------------------------------------------------------------------------------------
  1.77%                                        09/19/02       50,000       49,955,750
-------------------------------------------------------------------------------------
  1.76%                                        09/25/02       50,000       49,941,333
-------------------------------------------------------------------------------------
  1.77%                                        09/27/02      100,000       99,872,167
-------------------------------------------------------------------------------------
  1.74%                                        10/17/02       50,000       49,888,833
-------------------------------------------------------------------------------------
Corporate Receivables Corp.-144A
  1.79%                                        09/05/02      100,000       99,980,111
-------------------------------------------------------------------------------------
  1.79%                                        09/06/02       40,000       39,990,056
-------------------------------------------------------------------------------------
  1.78%                                        09/10/02       40,000       39,982,200
-------------------------------------------------------------------------------------
  1.72%                                        09/24/02       20,000       19,978,022
-------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)          VALUE
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Falcon Asset Securitization Corp.-144A
  1.71%                                        09/19/02   $   50,000   $   49,957,250
-------------------------------------------------------------------------------------
  1.76%                                        10/10/02      100,000       99,809,333
-------------------------------------------------------------------------------------
Jupiter Securitization Corp.-144A
  1.72%                                        09/17/02       50,000       49,961,778
-------------------------------------------------------------------------------------
  1.70%                                        10/11/02       18,153       18,118,711
-------------------------------------------------------------------------------------
Mont Blanc Capital Corp.-144A
  1.73%                                        10/07/02      120,000      119,792,400
-------------------------------------------------------------------------------------
Park Avenue Receivables Corp.-144A
  1.76%                                        09/24/02       50,000       49,943,778
-------------------------------------------------------------------------------------
  1.73%                                        10/15/02       99,461       99,250,695
-------------------------------------------------------------------------------------
Preferred Receivables Funding Corp.-144A
  1.77%                                        09/09/02       35,000       34,986,233
-------------------------------------------------------------------------------------
  1.71%                                        10/10/02       45,000       44,916,638
-------------------------------------------------------------------------------------
Quincy Capital Corp.-144A
  1.79%                                        09/06/02       30,151       30,143,504
-------------------------------------------------------------------------------------
Receivables Capital Corp.-144A
  1.73%                                        09/30/02       38,886       38,831,808
-------------------------------------------------------------------------------------
Windmill Funding Corp.-144A
  1.76%                                        09/03/02       50,000       49,995,111
-------------------------------------------------------------------------------------
  1.76%                                        10/25/02       50,000       49,868,000
=====================================================================================
                                                                        1,619,798,241
=====================================================================================

ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-15.52%

Blue Ridge Asset Funding Corp.-144A
  1.71%                                        10/03/02      150,000      149,772,000
-------------------------------------------------------------------------------------
  1.73%                                        10/04/02      100,000       99,841,417
-------------------------------------------------------------------------------------
  1.71%                                        10/07/02       50,000       49,914,500
-------------------------------------------------------------------------------------
  1.74%                                        10/22/02      100,000       99,753,500
-------------------------------------------------------------------------------------
Corporate Asset Funding Co.-144A
  1.79%                                        09/04/02      100,000       99,985,083
-------------------------------------------------------------------------------------
  1.78%                                        09/13/02       50,000       49,970,334
-------------------------------------------------------------------------------------
Eureka Securitization, Inc.-144A
  1.76%                                        09/18/02      100,000       99,916,889
-------------------------------------------------------------------------------------
  1.72%                                        09/24/02       50,000       49,945,056
-------------------------------------------------------------------------------------
  1.76%                                        09/25/02       50,000       49,941,333
-------------------------------------------------------------------------------------
  1.76%                                        10/01/02      100,000       99,853,333
-------------------------------------------------------------------------------------
  1.73%                                        10/04/02       50,000       49,920,708
-------------------------------------------------------------------------------------
  1.74%                                        10/21/02       50,000       49,879,167
-------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)          VALUE
ASSET-BACKED SECURITIES-TRADE RECEIVABLES-(CONTINUED)

FCAR Owner Trust
  1.78%                                        09/09/02   $  100,000   $   99,960,444
-------------------------------------------------------------------------------------
  1.77%                                        09/11/02       95,000       94,953,292
-------------------------------------------------------------------------------------
  1.76%                                        09/19/02       39,000       38,965,680
-------------------------------------------------------------------------------------
New Center Asset Trust
  1.78%                                        10/25/02       50,000       49,866,500
=====================================================================================
                                                                        1,232,439,236
=====================================================================================

BANKS-10.69%

Citicorp
  1.76%                                        09/26/02      100,000       99,877,778
-------------------------------------------------------------------------------------
  1.76%                                        10/24/02      150,000      149,611,333
-------------------------------------------------------------------------------------
Deutsche Bank Financial Inc.
  1.76%                                        09/16/02      100,000       99,926,667
-------------------------------------------------------------------------------------
UBS Finance Delaware Inc.
  1.75%                                        09/12/02      100,000       99,946,528
-------------------------------------------------------------------------------------
  1.75%                                        09/13/02      100,000       99,941,667
-------------------------------------------------------------------------------------
Wells Fargo & Co.
  1.76%                                        09/04/02       50,000       49,992,667
-------------------------------------------------------------------------------------
  1.76%                                        09/05/02       50,000       49,990,222
-------------------------------------------------------------------------------------
  1.76%                                        09/16/02      100,000       99,926,667
-------------------------------------------------------------------------------------
  1.69%                                        10/01/02      100,000       99,859,166
=====================================================================================
                                                                          849,072,695
=====================================================================================

CONSUMER FINANCE-0.63%

Toyota Motor Credit Corp.
  1.74%                                        10/10/02       50,000       49,905,750
=====================================================================================

DIVERSIFIED FINANCIAL SERVICES-6.91%

American Express Credit Corp.
  1.71%                                        09/30/02      100,000       99,862,250
-------------------------------------------------------------------------------------
  1.72%                                        10/08/02       50,000       49,911,611
-------------------------------------------------------------------------------------
  1.72%                                        10/09/02       50,000       49,909,222
-------------------------------------------------------------------------------------
General Electric Capital Corp.
  1.68%                                        10/11/02      150,000      149,720,000
-------------------------------------------------------------------------------------
Morgan Stanley
  1.72%                                        10/02/02       75,000       74,888,917
-------------------------------------------------------------------------------------
Prudential Funding Corp.
  1.76%                                        09/20/02       25,000       24,976,778
-------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)          VALUE
DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Salomon Smith Barney Holdings, Inc.
  1.72%                                        10/18/02   $  100,000   $   99,775,444
=====================================================================================
                                                                          549,044,222
=====================================================================================

MULTI-LINE INSURANCE-1.26%

AIG Funding, Inc.
  1.68%                                        10/08/02      100,000       99,827,333
=====================================================================================
    Total Financial                                                     5,623,715,979
=====================================================================================
TELECOMMUNICATION SERVICES-0.63%

INTEGRATED TELECOMMUNICATION SERVICES-0.63%

SBC Communications Inc.
  1.75%                                        09/24/02       50,000       49,944,097
=====================================================================================
    Total Telecommunication Services                                       49,944,097
=====================================================================================
    Total Commercial Paper (Cost
      $5,896,428,554)                                                   5,896,428,554
_____________________________________________________________________________________
=====================================================================================
U.S. GOVERNMENT AGENCY SECURITIES-1.00%
Federal Home Loan Bank(a)
  Discount Notes, 1.79% (Cost $79,695,074)     09/03/02       79,703       79,695,074
_____________________________________________________________________________________
=====================================================================================
MASTER NOTE AGREEMENTS-3.84%

Merrill Lynch Mortgage Capital Inc.
  2.04%(b)                                     08/18/03      175,000      175,000,000
-------------------------------------------------------------------------------------
Morgan Stanley
  1.95%(c)                                     09/17/02      130,000      130,000,000
=====================================================================================
    Total Master Note Agreements (Cost
      $305,000,000)                                                       305,000,000
=====================================================================================
    Total Investments (excluding Repurchase
      Agreements)                                                       6,281,123,628
_____________________________________________________________________________________
=====================================================================================
REPURCHASE AGREEMENTS-21.06%(d)
Deutsche Bank Securities Inc. (Germany)
  1.88%(e) (Cost $1,672,408,291)               09/03/02    1,672,408    1,672,408,291
=====================================================================================
TOTAL INVESTMENTS-100.15% (Cost
  $7,953,531,919)(f)                                                    7,953,531,919
_____________________________________________________________________________________
=====================================================================================
OTHER ASSETS LESS LIABILITIES-(0.15%)                                     (12,122,067)
_____________________________________________________________________________________
=====================================================================================
NET ASSETS-100%                                                        $7,941,409,852
_____________________________________________________________________________________
=====================================================================================

Investment Abbreviations:

ABS   - Asset Backed Security
144A  - Represents a security issued under Rule 144A and may be resold to qualified institutional buyers.

Notes to Schedule of Investments:

(a) Securities are traded on a discount basis. In such cases, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) The fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day prior written notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/02.
(c) The fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day oral notice for up to 10% of outstanding amount, otherwise, upon seven business days written notice for more than 10% of outstanding balance. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/02.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure the market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Joint repurchase agreement entered into 08/30/02 with a maturing value of $2,000,417,778. Collateralized by $1,980,041,000 U.S. Government
    obligations, 0% to 6.38% due 11/27/02 to 11/15/11 with an aggregate market value at 08/31/02 of $2,040,000,361.
(f) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

AUGUST 31, 2002

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                              $6,281,123,628
------------------------------------------------------------------------------
Repurchase agreements                                            1,672,408,291
------------------------------------------------------------------------------
Interest receivable                                                    500,563
------------------------------------------------------------------------------
Investment for deferred compensation plan                              196,844
------------------------------------------------------------------------------
Other assets                                                           157,546
==============================================================================
     Total assets                                                7,954,386,872
______________________________________________________________________________
==============================================================================


LIABILITIES:

Payables for:
  Dividends                                                         11,126,313
------------------------------------------------------------------------------
  Deferred compensation plan                                           196,844
------------------------------------------------------------------------------
Accrued distribution fees                                              408,875
------------------------------------------------------------------------------
Accrued directors' fees                                                  7,138
------------------------------------------------------------------------------
Accrued transfer agent fees                                            213,413
------------------------------------------------------------------------------
Accrued operating expenses                                           1,024,437
==============================================================================
  Total liabilities                                                 12,977,020
==============================================================================
Net assets applicable to shares outstanding                     $7,941,409,852
______________________________________________________________________________
==============================================================================


NET ASSETS:

Institutional Class                                             $5,930,290,858
______________________________________________________________________________
==============================================================================
Private Investment Class                                        $  499,451,828
______________________________________________________________________________
==============================================================================
Personal Investment Class                                       $  177,492,780
______________________________________________________________________________
==============================================================================
Cash Management Class                                           $  974,015,675
______________________________________________________________________________
==============================================================================
Reserve Class                                                   $  146,504,981
______________________________________________________________________________
==============================================================================
Resource Class                                                  $  213,653,730
______________________________________________________________________________
==============================================================================


CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Class                                              5,930,307,228
______________________________________________________________________________
==============================================================================
Private Investment Class                                           499,508,811
______________________________________________________________________________
==============================================================================
Personal Investment Class                                          177,434,258
______________________________________________________________________________
==============================================================================
Cash Management Class                                              974,042,919
______________________________________________________________________________
==============================================================================
Reserve Class                                                      146,509,151
______________________________________________________________________________
==============================================================================
Resource Class                                                     213,609,236
______________________________________________________________________________
==============================================================================
Net asset value, offering and redemption price per share for
  each class                                                    $         1.00
______________________________________________________________________________
==============================================================================


See Notes to Financial Statements.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED AUGUST 31, 2002

INVESTMENT INCOME:

Interest                                                        $209,546,113
============================================================================

EXPENSES:

Advisory fees                                                     10,842,465
----------------------------------------------------------------------------
Administrative services fees                                         619,926
----------------------------------------------------------------------------
Custodian fees                                                       485,107
----------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                         2,673,802
----------------------------------------------------------------------------
  Personal Investment Class                                        1,480,635
----------------------------------------------------------------------------
  Cash Management Class                                            1,079,265
----------------------------------------------------------------------------
  Reserve Class                                                    1,412,310
----------------------------------------------------------------------------
  Resource Class                                                     835,098
----------------------------------------------------------------------------
Transfer agent fees                                                1,574,230
----------------------------------------------------------------------------
Directors' fees                                                       55,188
----------------------------------------------------------------------------
Other                                                                507,392
============================================================================
    Total expenses                                                21,565,418
============================================================================
Less: Fees waived                                                 (6,585,158)
----------------------------------------------------------------------------
    Net expenses                                                  14,980,260
============================================================================
Net investment income                                            194,565,853
============================================================================
Net realized gain (loss) from investment securities                   (1,014)
============================================================================
Net increase in net assets resulting from operations            $194,564,839
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED AUGUST 31, 2002 AND 2001

                                                               2002               2001
                                                          ---------------    ---------------
OPERATIONS:

  Net investment income                                   $   194,565,853    $   818,836,477
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities              (1,014)             5,601
============================================================================================
    Net increase in net assets resulting from operations      194,564,839        818,842,078
============================================================================================
Distributions to shareholders from net investment
  income:
  Institutional Class                                        (152,003,031)      (666,693,098)
--------------------------------------------------------------------------------------------
  Private Investment Class                                     (9,135,125)       (30,666,899)
--------------------------------------------------------------------------------------------
  Personal Investment Class                                    (2,982,406)        (9,226,099)
--------------------------------------------------------------------------------------------
  Cash Management Class                                       (20,969,503)       (80,807,991)
--------------------------------------------------------------------------------------------
  Reserve Class                                                (1,671,130)        (6,198,590)
--------------------------------------------------------------------------------------------
  Resource Class                                               (7,804,658)       (25,243,800)
--------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                      (1,909,907,666)    (4,033,888,828)
--------------------------------------------------------------------------------------------
  Private Investment Class                                    (73,145,194)       102,285,791
--------------------------------------------------------------------------------------------
  Personal Investment Class                                   (38,793,383)        73,992,659
--------------------------------------------------------------------------------------------
  Cash Management Class                                      (165,758,781)       (17,609,609)
--------------------------------------------------------------------------------------------
  Reserve Class                                                 2,060,196         13,079,250
--------------------------------------------------------------------------------------------
  Resource Class                                             (239,950,953)      (109,876,504)
============================================================================================
    Net increase (decrease) in net assets                  (2,425,496,795)    (3,972,011,640)
============================================================================================
NET ASSETS:

  Beginning of year                                        10,366,906,647     14,338,918,287
============================================================================================
  End of year                                             $ 7,941,409,852    $10,366,906,647
____________________________________________________________________________________________
============================================================================================
NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)              $ 7,939,981,619    $10,366,907,384
--------------------------------------------------------------------------------------------
  Undistributed net investment income                           1,429,984                 --
--------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                     (1,751)              (737)
============================================================================================
                                                          $ 7,941,409,852    $10,366,906,647
____________________________________________________________________________________________
============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Prime Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Co. (the "Company"). The Company is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end series diversified management investment company. The Company is organized as a Maryland corporation consisting of three separate portfolios. The Fund consists of six different classes of shares that have commenced operations: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The Fund does not expect to realize any long-term capital gains and losses.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Effective January 1, 2002, under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Fund calculated by applying a monthly rate, based upon the annual rate of 0.15% to the average daily net assets of the Fund. AIM has agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.075% of the average daily net assets of the Fund. For the year ended August 31, 2002, AIM waived fees of $4,364,811.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2002, AIM was paid $619,926 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended August 31, 2002, AFS retained $1,464,700 for such services.

  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Company, FMC acts as the exclusive distributor of the Fund's shares. The Company has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. For the year ended August 31, 2002, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,604,281, $991,536, $863,412, $1,133,456 and $668,078, respectively, as compensation under the Plan, and FMC waived fees of $2,220,347.

  Certain officers and directors of the Company are officers and directors of AIM, FMC, and AFS.

  During the year ended August 31, 2002, the Fund paid legal fees of $29,301 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3--DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions to Shareholders:

The tax character of distributions paid during 2002 and 2001 was as follows:

                                                                  2002            2001
                                                              ------------    ------------
Distributions paid from ordinary income                       $194,565,853    $818,836,477
__________________________________________________________________________________________
==========================================================================================


Tax Components of Capital:

As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                 $    1,975,384
----------------------------------------------------------------------------
Post-October capital loss deferral                                    (1,014)
----------------------------------------------------------------------------
Temporary book/tax differences                                      (546,137)
----------------------------------------------------------------------------
Capital (par value and additional paid-in)                     7,939,981,619
============================================================================
    Total net assets                                          $7,941,409,852
____________________________________________________________________________
============================================================================


  Temporary book/tax differences are primarily the result of timing differences for the recognition of directors' deferred compensation and retirement plan expense.

NOTE 5--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of prior year distribution reclassifications and prior year reclassifications on August 31, 2002 undistributed net investment income was increased by $1,429,984 and paid in capital decreased by $1,429,984. This reclassification has no affect on the net assets of the Fund.

NOTE 6--CAPITAL STOCK

Changes in capital stock during the years ended August 31, 2002 and 2001 were as follows:

                                          2002                                  2001
                           ----------------------------------   ------------------------------------
                               SHARES             AMOUNT             SHARES             AMOUNT
                           ---------------   ----------------   ----------------   -----------------
Sold:
  Institutional Class       49,867,711,739   $ 49,867,711,739    107,309,211,497   $ 107,309,211,497
----------------------------------------------------------------------------------------------------
  Private Investment
    Class                    2,478,100,689      2,478,100,689      3,982,266,434       3,982,266,434
----------------------------------------------------------------------------------------------------
  Personal Investment
    Class                    2,372,542,859      2,372,542,859      2,343,265,309       2,343,265,309
----------------------------------------------------------------------------------------------------
  Cash Management Class      5,844,111,815      5,844,111,815     19,362,900,601      19,362,900,601
----------------------------------------------------------------------------------------------------
  Reserve Class              1,426,473,845      1,426,473,845      1,326,929,652       1,326,929,652
----------------------------------------------------------------------------------------------------
  Resource Class             2,197,934,978      2,197,934,978      3,928,640,766       3,928,640,766
====================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class            9,850,826          9,850,826         35,958,277          35,958,277
----------------------------------------------------------------------------------------------------
  Private Investment
    Class                        4,909,338          4,909,338         15,557,611          15,557,611
----------------------------------------------------------------------------------------------------
  Personal Investment
    Class                        3,033,277          3,033,277          8,277,496           8,277,496
----------------------------------------------------------------------------------------------------
  Cash Management Class         13,867,829         13,867,829         34,996,233          34,996,233
----------------------------------------------------------------------------------------------------
  Reserve Class                  1,755,442          1,755,442          6,213,566           6,213,566
----------------------------------------------------------------------------------------------------
  Resource Class                 8,321,610          8,321,610         24,002,724          24,002,724
====================================================================================================
Reacquired:
  Institutional Class      (51,787,470,231)   (51,787,470,231)  (111,379,058,602)   (111,379,058,602)
----------------------------------------------------------------------------------------------------
  Private Investment
    Class                   (2,556,155,221)    (2,556,155,221)    (3,895,538,254)     (3,895,538,254)
----------------------------------------------------------------------------------------------------
  Personal Investment
    Class                   (2,414,369,519)    (2,414,369,519)    (2,277,550,146)     (2,277,550,146)
----------------------------------------------------------------------------------------------------
  Cash Management Class     (6,023,738,425)    (6,023,738,425)   (19,415,506,443)    (19,415,506,443)
----------------------------------------------------------------------------------------------------
  Reserve Class             (1,426,169,091)    (1,426,169,091)    (1,320,063,968)     (1,320,063,968)
----------------------------------------------------------------------------------------------------
  Resource Class            (2,446,207,541)    (2,446,207,541)    (4,062,519,994)     (4,062,519,994)
====================================================================================================
                            (2,425,495,781)  $ (2,425,495,781)    (3,972,017,241)  $  (3,972,017,241)
____________________________________________________________________________________________________
====================================================================================================

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                          CASH MANAGEMENT CLASS
                                  ----------------------------------------------------------------------
                                                          YEAR ENDED AUGUST 31,
                                  ----------------------------------------------------------------------
                                    2002           2001            2000            1999           1998
                                  --------      ----------      ----------      ----------      --------
Net asset value, beginning of
  period                          $   1.00      $     1.00      $     1.00      $     1.00      $   1.00
--------------------------------------------------------------------------------------------------------
Net investment income                 0.02            0.05            0.06            0.05          0.05
--------------------------------------------------------------------------------------------------------
Less dividends from net
  investment income                  (0.02)          (0.05)          (0.06)          (0.05)        (0.05)
========================================================================================================
Net asset value, end of period    $   1.00      $     1.00      $     1.00      $     1.00      $   1.00
________________________________________________________________________________________________________
========================================================================================================
Total return                          1.93%           5.37%           6.00%           5.07%         5.62%
________________________________________________________________________________________________________
========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                        $974,016      $1,139,775      $1,157,412      $1,253,799      $862,207
________________________________________________________________________________________________________
========================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                    0.18%(a)        0.17%           0.17%           0.17%         0.17%
--------------------------------------------------------------------------------------------------------
  Without fee waivers                 0.24%(a)        0.19%           0.19%           0.19%         0.19%
________________________________________________________________________________________________________
========================================================================================================
Ratio of net investment income
  to average net assets               1.97%(a)        5.33%           5.86%           4.94%         5.48%
________________________________________________________________________________________________________
========================================================================================================

(a)  Ratios are based on average daily net assets of $1,079,264,815.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders
Short-Term Investments Co.:

  We have audited the accompanying statement of assets and liabilities of Prime Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 2002, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or periods in the three-year period ended August 31, 2000 have been audited by other auditors, whose report dated October 6, 2000 expressed an unqualified opinion on such financial highlights.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Portfolio as of August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 20, 2002

PROXY RESULTS (UNAUDITED)
--------------------------------------------------------------------------------

A Special Meeting of Shareholders of Prime Portfolio (the "Fund"), a portfolio of Short-Term Investments Co., a Maryland corporation (the "Company"), was held on December 17, 2001. The meeting was held for the following purpose:

(1) To approve an amendment to the Fund's Master Investment Advisory Agreement with A I M Advisors, Inc. that increases the advisory fees payable by the Fund to A I M Advisors, Inc.

The results of the voting on the above matter were as follows:

                                                               VOTES        WITHHELD/
     MATTER                                  VOTES FOR        AGAINST      ABSTENTIONS
     ------                                  ---------        -------      -----------
(1)  Approval of an amendment to the
     Fund's Master Investment Advisory
     Agreement with A I M Advisors, Inc.
     that increases the advisory fees
     payable by the Fund to A I M
     Advisors, Inc......................
                                           4,206,146,601   1,832,565,569   89,548,678

DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

As of December 31, 2001

The address of each director and officer of Short-Term Investments Co. is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

---------------------------------------------------------------------------------------------------------------
                                DIRECTOR   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND         AND/OR                                                   HELD BY DIRECTOR
POSITION(S) HELD WITH           OFFICER
THE COMPANY                     SINCE
---------------------------------------------------------------------------------------------------------------

INTERESTED PERSON

Robert H. Graham* - 1946         1993      Chairman, President and Chief Executive       None
Director, Chairman and                     Officer, A I M Management Group Inc.
President                                  (financial services holding company);
                                           Chairman and President, A I M Advisors,
                                           Inc. (registered investment advisor);
                                           Director and Senior Vice President, A I M
                                           Capital Management, Inc. (registered
                                           investment advisor); Chairman, A I M
                                           Distributors, Inc. (registered broker
                                           dealer), A I M Fund Services, Inc.
                                           (registered transfer agent) and Fund
                                           Management Company (registered broker
                                           dealer); and Director and Vice Chairman,
                                           AMVESCAP PLC (parent of AIM and a global
                                           investment management firm)

INDEPENDENT DIRECTORS

Frank S. Bayley - 1939           2001      Of Counsel, law firm of Baker & McKenzie      Badgley Funds, Inc.
Director                                                                                 (registered investment
                                                                                         company)

Bruce L. Crockett - 1944         1993      Chairman, Crockett Technology Associates      ACE Limited (insurance
Director                                   (technology consulting company)               company); and
                                                                                         Captaris, Inc.
                                                                                         (unified messaging
                                                                                         provider)

Albert R. Dowden - 1941          2000      Chairman, Cortland Trust, Inc. (registered    None
Director                                   investment company) and DHJ Media, Inc.;
                                           Director, Magellan Insurance Company;
                                           Member of Advisory Board of Rotary Power
                                           International (designer, manufacturer, and
                                           seller of rotary power engines); formerly,
                                           Director, President and CEO, Volvo Group
                                           North America, Inc.; and director of
                                           various affiliated Volvo companies

Edward K. Dunn, Jr. - 1935       1998      Formerly, Chairman, Mercantile Mortgage       None
Director                                   Corp.; Vice Chairman, President and Chief
                                           Operating Officer, Mercantile-Safe Deposit
                                           & Trust Co.; and President, Mercantile
                                           Bankshares Corp.

Jack M. Fields - 1952            1997      Chief Executive Officer, Twenty First         Administaff
Director                                   Century Group, Inc. (government affairs
                                           company)

Carl Frischling - 1937           1993      Partner, law firm of Kramer Levin Naftalis    Cortland Trust, Inc.
Director                                   and Frankel LLP                               (registered investment
                                                                                         company)

Prema Mathai-Davis - 1950        1998      Formerly, Chief Executive Officer, YWCA of    None
Director                                   the USA

Lewis F. Pennock - 1942          1993      Partner, law firm of Pennock & Cooper         None
Director

Ruth H. Quigley - 1935           2001      Retired                                       None
Director

Louis S. Sklar - 1939            1993      Executive Vice President, Development and     None
Director                                   Operations, Hines Interests Limited
                                           Partnership (real estate development
                                           company)

 * Mr. Graham is considered an interested person of the fund because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Company.

--------------------------------------------------------------------------------

As of December 31, 2001

The address of each director and officer of Short-Term Investments Co. is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

-----------------------------------------------------------------------------------------------------------
                            DIRECTOR   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND     AND/OR                                                   HELD BY DIRECTOR
POSITION(S) HELD WITH       OFFICER
THE COMPANY                 SINCE
-----------------------------------------------------------------------------------------------------------

OTHER OFFICERS

Gary T. Crum - 1947          1993      Director and President, A I M Capital         N/A
Senior Vice President                  Management, Inc.; Director and Executive
                                       Vice President, A I M Management Group
                                       Inc.; Director and Senior Vice President,
                                       A I M Advisors, Inc.; and Director, A I M
                                       Distributors, Inc. and AMVESCAP PLC

Carol F. Relihan - 1954      1993      Director, Senior Vice President, General      N/A
Senior Vice President and              Counsel and Secretary, A I M Advisors, Inc.
Secretary                              and A I M Management Group Inc.; Director,
                                       Vice President and General Counsel, Fund
                                       Management Company; and Vice President,
                                       A I M Fund Services, Inc., A I M Capital
                                       Management, Inc. and A I M Distributors,
                                       Inc.

Melville B. Cox - 1943       1993      Vice President and Chief Compliance           N/A
Vice President                         Officer, A I M Advisors, Inc. and A I M
                                       Capital Management, Inc.; and Vice
                                       President, A I M Fund Services, Inc.

Karen Dunn Kelley - 1960     1993      Senior Vice President, A I M Capital          N/A
Vice President                         Management, Inc.; Director and President,
                                       Fund Management Company; and Vice
                                       President, A I M Advisors, Inc.

Dana R. Sutton - 1959        1993      Vice President and Fund Treasurer, A I M      N/A
Vice President and                     Advisors, Inc.
Treasurer
The Statement of Additional Information of the Company includes additional information about the Fund's
Directors and is available upon request, without charge, by calling 1.800.347.4246.
-----------------------------------------------------------------------------------------------------------

OFFICE OF THE FUND      INVESTMENT ADVISOR       DISTRIBUTOR          AUDITORS
11 Greenway Plaza       A I M Advisors, Inc.     Fund Management      Tait, Weller &
Suite 100               11 Greenway Plaza        Company              Baker
Houston, TX 77046       Suite 100                11 Greenway Plaza    1818 Market Street
                        Houston, TX 77046        Suite 100            Philadelphia, PA
                                                 Houston, TX          19103
                                                 77046-1173

COUNSEL TO THE FUND     COUNSEL TO THE           TRANSFER AGENT       CUSTODIAN
                        DIRECTORS
Ballard Spahr                                    A I M Fund           The Bank of New
Andrews & Ingersoll,    Kramer, Levin, Naftalis  Services, Inc.       York
LLP                     & Frankel LLP            P.O. Box 4739        90 Washington
1735 Market Street      919 Third Avenue         Houston, TX          Street, 11th Floor
Philadelphia, PA 19103  New York, NY 10022       77210-4739           New York, NY 10286

                        ANNUAL REPORT / AUGUST 31, 2002

                        SHORT-TERM INVESTMENTS CO. (STIC)

                                 PRIME PORTFOLIO

                               INSTITUTIONAL CLASS





         This report may be distributed only to current shareholders or to persons who have received a current prospectus.

PRM-AR-1

[Fund Management Company(SM)
Logo Appears Here]

[AIM LOGO APPEARS HERE]
--Registered Trademark--

                           LETTER TO OUR SHAREHOLDERS

                     DEAR SHAREHOLDER:

[PHOTO OF            This is the report on the Institutional Class of
ROBERT H.            Short-Term Investments Co.'s Prime Portfolio for the fiscal
GRAHAM]              year ended August 31, 2002.

                         The first half of the fiscal year was characterized by
                     economic weakness, declining interest rates and a horrific terrorist attack against the United States. The second half of the fiscal year was characterized by a slowly recovering economy, stable interest rates, wild stock price fluctuations, allegations of corporate governance and accounting misdeeds, plus the growing threat of war between the United States and Iraq.

                         As the fiscal year began, the economy was weakening and
                     the U.S. Federal Reserve (the Fed) was aggressively cutting short-term interest rates to bolster growth. In the third quarter of 2001, gross domestic product (GDP), the broadest measure of economic activity, contracted, and in November the National Bureau of Economic Research declared that the economy had slipped into a manufacturing-led recession in March 2001. While the events of September 11 exacerbated economic weakness and unemployment, consumer spending remained surprisingly strong.

    Short-term interest rates began the fiscal year at 3.75% and ended it at 1.75%, the lowest rate since 1961.

    These and other influences caused many investors to exit the stock market and seek relative safety in money market funds or fixed income investments--even though historically low interest rates depressed yields on such investments. Inflows into money market funds and fixed income investments were strong for the fiscal year as a whole.

YOUR INVESTMENT PORTFOLIO

Amidst an uncertain and volatile market environment, the fund continued to provide attractive income and safety of principal. The fund's weighted average maturity (WAM) remained in the 14-day to 25-day range during the 12 months ended August 31, 2002. As of the end of the reporting period, the WAM stood at 21 days, and seven-day yield for the Institutional Class was 1.68%. Total net assets in the Institutional Class stood at $5.9 billion. Had the advisor not waived fees, performance would have been lower.

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit-rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These ratings are based on an analysis of the portfolio's credit

YIELDS AS OF 8/31/02

                                                                Seven-Day
                                           Monthly Yield          Yield
Prime Portfolio                                 1.68%              1.68%
Institutional Class

iMoneyNet Money Fund Averages--Trademark--      1.48%              1.49%
First-Tier Institutions Only

iMoneyNet Money Fund Averages--Trademark--      1.43%              1.45%
Total Institutions Only

The seven-day yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet, Inc. First Tier Institutional category consists of 269 funds that invest in any allowable 2a-7 investment, except second tier commercial paper. The iMoneyNet, Inc. Total Institutions Only category consists of 579 funds with a minimum initial investment of $100,000 or funds that are only open to institutions.

                                                                     (continued)
quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies, according to iMoneyNet Financial Data, Inc.

    The Prime Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in high-grade taxable money market instruments with maturities of 60 days or fewer, including U.S. government obligations, bank obligations, commercial paper and selected repurchase agreement securities. An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

As the fiscal year drew to a close, the economy was recovering--but there was uncertainty about the pace of that recovery. First quarter 2002 GDP grew at a robust annualized rate of 5.0%, but second quarter GDP growth was a modest 1.3%. In its July Beige Book report, the Fed reported modest and uneven growth across sectors and regions, mixed retail sales, an improving manufacturing industry, and a relatively stable labor market.

    Together with the lack of any inflationary threat, these signals are likely to prompt the Fed to wait for more definitive data before adjusting interest rates up or down.

    AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

                            MONTHLY YIELD COMPARISON
    Year ended 8/31/02 (Yields are monthly yields for the month-ends shown.)

                                  [LINE GRAPH]

                  Short Term Investments Co.                   iMoneyNet                           iMoneyNet
                       Prime Portfolio              Money Fund Averages--Trademark--    Money Fund Averages--Trademark--
                     Institutional Class             First-Tier Institutions Only           Total Institutions Only

                            YIELD                                YIELD                                YIELD
 9/01                        3.29                                 3.11                                 3.01
10/01                        2.73                                 2.57                                 2.47
11/01                        2.21                                 2.17                                 2.08
12/01                        1.93                                 1.87                                 1.79
 1/02                        1.75                                 1.7                                  1.63
 2/02                        1.7                                  1.61                                 1.55
 3/02                        1.72                                 1.57                                 1.52
 4/02                        1.74                                 1.57                                 1.51
 5/02                        1.72                                 1.53                                 1.48
 6/02                        1.71                                 1.52                                 1.47
 7/02                        1.7                                  1.49                                 1.44
 8/02                        1.68                                 1.48                                 1.43

                      WEIGHTED AVERAGE MATURITY COMPARISON
                               Year ended 8/31/02

                                  [LINE GRAPH]


                        Short Term Investments Co.                  iMoneyNet                           iMoneyNet
                             Prime Portfolio              Money Fund Averages--Trademark--   Money Fund Averages--Trademark--
                           Institutional Class              First-Tier Institutions Only       Total Institutions Only

                                   DAYS                                DAYS                                DAYS
 9/01                               23                                  52                                  54
10/01                               22                                  53                                  54
11/01                               21                                  54                                  54
12/01                               20                                  53                                  54
 1/02                               20                                  53                                  53
 2/02                               18                                  53                                  54
 3/02                               18                                  53                                  54
 4/02                               17                                  55                                  56
 5/02                               20                                  55                                  56
 6/02                               21                                  55                                  57
 7/02                               20                                  53                                  55
 8/02                               21                                  53                                  55

Source: iMoneyNet, Inc Financial Data, Inc. iMoneyNet, Inc. Money Fund Report--Registered Trademark-- for weighted average maturities; iMoneyNet, Inc Money Fund Insight--Registered Trademark-- for average monthly yields.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002

                                                             PAR
                                               MATURITY     (000)          VALUE
COMMERCIAL PAPER-74.25%(a)
CONSUMER DISCRETIONARY-1.55%

AUTOMOBILE MANUFACTURERS-1.26%

Volkswagen of America, Inc.
  1.76%                                        09/10/02   $  100,000   $   99,956,000
=====================================================================================

PUBLISHING-0.29%

Gannett Co., Inc.
  1.76%                                        09/11/02       23,000       22,988,756
=====================================================================================
    Total Consumer Discretionary                                          122,944,756
=====================================================================================
ENERGY-1.26%

INTEGRATED OIL & GAS-1.26%

ChevronTexaco Corp.
  1.67%                                        10/09/02      100,000       99,823,722
=====================================================================================
    Total Energy                                                           99,823,722
=====================================================================================
FINANCIALS-70.81%

ASSET-BACKED SECURITIES-COMMERCIAL
  LOANS/LEASES-4.26%

Fleet Funding Corp.-144A
  1.73%                                        10/17/02       74,355       74,190,634
-------------------------------------------------------------------------------------
Fountain Square Commercial Funding Corp.-144A
  1.79%                                        09/05/02       50,000       49,990,056
-------------------------------------------------------------------------------------
  1.72%                                        10/07/02       75,000       74,871,000
-------------------------------------------------------------------------------------
Stellar Funding Group, Inc.-144A
  1.76%                                        09/03/02      100,000       99,990,222
-------------------------------------------------------------------------------------
  1.75%                                        10/21/02       39,384       39,288,275
=====================================================================================
                                                                          338,330,187
=====================================================================================

ASSET-BACKED SECURITIES-CONSUMER
  RECEIVABLES-2.20%

Old Line Funding Corp.-144A
  1.77%                                        09/12/02       22,444       22,431,862
-------------------------------------------------------------------------------------
Thunder Bay Funding, Inc.-144A
  1.78%                                        09/10/02       59,957       59,930,319
-------------------------------------------------------------------------------------
  1.78%                                        09/13/02       37,805       37,782,569
-------------------------------------------------------------------------------------
  1.72%                                        10/15/02       54,777       54,661,847
=====================================================================================
                                                                          174,806,597
=====================================================================================

                                                             PAR
                                               MATURITY     (000)          VALUE

ASSET-BACKED SECURITIES-FULLY BACKED-8.94%

Aspen Funding Corp.-144A (Deutsche Bank-ABS
  Program Sponsor)
  1.72%                                        09/23/02   $  100,000   $   99,894,889
-------------------------------------------------------------------------------------
Forrestal Funding Master Trust-144A (Bank of
  America N.A.-ABS Program Sponsor)
  1.76%                                        09/20/02      111,323      111,219,593
-------------------------------------------------------------------------------------
  1.76%                                        09/25/02      100,000       99,882,667
-------------------------------------------------------------------------------------
  1.74%                                        09/26/02       50,000       49,939,583
-------------------------------------------------------------------------------------
Newport Funding Corp.-144A (Deutsche Bank-ABS
  Program Sponsor)
  1.79%                                        09/06/02       50,000       49,987,569
-------------------------------------------------------------------------------------
  1.76%                                        09/19/02       50,000       49,956,000
-------------------------------------------------------------------------------------
Variable Funding Capital-144A (Wachovia Bank
  N.A.-ABS Program Sponsor)
  1.78%                                        09/12/02       50,000       49,972,806
-------------------------------------------------------------------------------------
  1.70%                                        10/02/02      100,000       99,853,611
-------------------------------------------------------------------------------------
  1.72%                                        10/16/02      100,000       99,785,000
=====================================================================================
                                                                          710,491,718
=====================================================================================

ASSET-BACKED SECURITIES-MULTI-PURPOSE-20.40%

Amsterdam Funding Corp.-144A
  1.76%                                        09/03/02       50,000       49,995,111
-------------------------------------------------------------------------------------
  1.73%                                        09/09/02       65,000       64,975,011
-------------------------------------------------------------------------------------
  1.76%                                        09/23/02       50,000       49,946,222
-------------------------------------------------------------------------------------
  1.76%                                        10/01/02       40,000       39,941,333
-------------------------------------------------------------------------------------
  1.74%                                        10/21/02      100,000       99,758,333
-------------------------------------------------------------------------------------
Barton Capital Corp.-144A
  1.79%                                        09/06/02       30,092       30,084,519
-------------------------------------------------------------------------------------
  1.76%                                        09/11/02       50,000       49,975,556
-------------------------------------------------------------------------------------
Charta Corp.-144A
  1.76%                                        09/18/02       50,000       49,958,445
-------------------------------------------------------------------------------------
  1.77%                                        09/19/02       50,000       49,955,750
-------------------------------------------------------------------------------------
  1.76%                                        09/25/02       50,000       49,941,333
-------------------------------------------------------------------------------------
  1.77%                                        09/27/02      100,000       99,872,167
-------------------------------------------------------------------------------------
  1.74%                                        10/17/02       50,000       49,888,833
-------------------------------------------------------------------------------------
Corporate Receivables Corp.-144A
  1.79%                                        09/05/02      100,000       99,980,111
-------------------------------------------------------------------------------------
  1.79%                                        09/06/02       40,000       39,990,056
-------------------------------------------------------------------------------------
  1.78%                                        09/10/02       40,000       39,982,200
-------------------------------------------------------------------------------------
  1.72%                                        09/24/02       20,000       19,978,022
-------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)          VALUE
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Falcon Asset Securitization Corp.-144A
  1.71%                                        09/19/02   $   50,000   $   49,957,250
-------------------------------------------------------------------------------------
  1.76%                                        10/10/02      100,000       99,809,333
-------------------------------------------------------------------------------------
Jupiter Securitization Corp.-144A
  1.72%                                        09/17/02       50,000       49,961,778
-------------------------------------------------------------------------------------
  1.70%                                        10/11/02       18,153       18,118,711
-------------------------------------------------------------------------------------
Mont Blanc Capital Corp.-144A
  1.73%                                        10/07/02      120,000      119,792,400
-------------------------------------------------------------------------------------
Park Avenue Receivables Corp.-144A
  1.76%                                        09/24/02       50,000       49,943,778
-------------------------------------------------------------------------------------
  1.73%                                        10/15/02       99,461       99,250,695
-------------------------------------------------------------------------------------
Preferred Receivables Funding Corp.-144A
  1.77%                                        09/09/02       35,000       34,986,233
-------------------------------------------------------------------------------------
  1.71%                                        10/10/02       45,000       44,916,638
-------------------------------------------------------------------------------------
Quincy Capital Corp.-144A
  1.79%                                        09/06/02       30,151       30,143,504
-------------------------------------------------------------------------------------
Receivables Capital Corp.-144A
  1.73%                                        09/30/02       38,886       38,831,808
-------------------------------------------------------------------------------------
Windmill Funding Corp.-144A
  1.76%                                        09/03/02       50,000       49,995,111
-------------------------------------------------------------------------------------
  1.76%                                        10/25/02       50,000       49,868,000
=====================================================================================
                                                                        1,619,798,241
=====================================================================================

ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-15.52%

Blue Ridge Asset Funding Corp.-144A
  1.71%                                        10/03/02      150,000      149,772,000
-------------------------------------------------------------------------------------
  1.73%                                        10/04/02      100,000       99,841,417
-------------------------------------------------------------------------------------
  1.71%                                        10/07/02       50,000       49,914,500
-------------------------------------------------------------------------------------
  1.74%                                        10/22/02      100,000       99,753,500
-------------------------------------------------------------------------------------
Corporate Asset Funding Co.-144A
  1.79%                                        09/04/02      100,000       99,985,083
-------------------------------------------------------------------------------------
  1.78%                                        09/13/02       50,000       49,970,334
-------------------------------------------------------------------------------------
Eureka Securitization, Inc.-144A
  1.76%                                        09/18/02      100,000       99,916,889
-------------------------------------------------------------------------------------
  1.72%                                        09/24/02       50,000       49,945,056
-------------------------------------------------------------------------------------
  1.76%                                        09/25/02       50,000       49,941,333
-------------------------------------------------------------------------------------
  1.76%                                        10/01/02      100,000       99,853,333
-------------------------------------------------------------------------------------
  1.73%                                        10/04/02       50,000       49,920,708
-------------------------------------------------------------------------------------
  1.74%                                        10/21/02       50,000       49,879,167
-------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)          VALUE
ASSET-BACKED SECURITIES-TRADE RECEIVABLES-(CONTINUED)

FCAR Owner Trust
  1.78%                                        09/09/02   $  100,000   $   99,960,444
-------------------------------------------------------------------------------------
  1.77%                                        09/11/02       95,000       94,953,292
-------------------------------------------------------------------------------------
  1.76%                                        09/19/02       39,000       38,965,680
-------------------------------------------------------------------------------------
New Center Asset Trust
  1.78%                                        10/25/02       50,000       49,866,500
=====================================================================================
                                                                        1,232,439,236
=====================================================================================

BANKS-10.69%

Citicorp
  1.76%                                        09/26/02      100,000       99,877,778
-------------------------------------------------------------------------------------
  1.76%                                        10/24/02      150,000      149,611,333
-------------------------------------------------------------------------------------
Deutsche Bank Financial Inc.
  1.76%                                        09/16/02      100,000       99,926,667
-------------------------------------------------------------------------------------
UBS Finance Delaware Inc.
  1.75%                                        09/12/02      100,000       99,946,528
-------------------------------------------------------------------------------------
  1.75%                                        09/13/02      100,000       99,941,667
-------------------------------------------------------------------------------------
Wells Fargo & Co.
  1.76%                                        09/04/02       50,000       49,992,667
-------------------------------------------------------------------------------------
  1.76%                                        09/05/02       50,000       49,990,222
-------------------------------------------------------------------------------------
  1.76%                                        09/16/02      100,000       99,926,667
-------------------------------------------------------------------------------------
  1.69%                                        10/01/02      100,000       99,859,166
=====================================================================================
                                                                          849,072,695
=====================================================================================

CONSUMER FINANCE-0.63%

Toyota Motor Credit Corp.
  1.74%                                        10/10/02       50,000       49,905,750
=====================================================================================

DIVERSIFIED FINANCIAL SERVICES-6.91%

American Express Credit Corp.
  1.71%                                        09/30/02      100,000       99,862,250
-------------------------------------------------------------------------------------
  1.72%                                        10/08/02       50,000       49,911,611
-------------------------------------------------------------------------------------
  1.72%                                        10/09/02       50,000       49,909,222
-------------------------------------------------------------------------------------
General Electric Capital Corp.
  1.68%                                        10/11/02      150,000      149,720,000
-------------------------------------------------------------------------------------
Morgan Stanley
  1.72%                                        10/02/02       75,000       74,888,917
-------------------------------------------------------------------------------------
Prudential Funding Corp.
  1.76%                                        09/20/02       25,000       24,976,778
-------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)          VALUE
DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Salomon Smith Barney Holdings, Inc.
  1.72%                                        10/18/02   $  100,000   $   99,775,444
=====================================================================================
                                                                          549,044,222
=====================================================================================

MULTI-LINE INSURANCE-1.26%

AIG Funding, Inc.
  1.68%                                        10/08/02      100,000       99,827,333
=====================================================================================
    Total Financial                                                     5,623,715,979
=====================================================================================
TELECOMMUNICATION SERVICES-0.63%

INTEGRATED TELECOMMUNICATION SERVICES-0.63%

SBC Communications Inc.
  1.75%                                        09/24/02       50,000       49,944,097
=====================================================================================
    Total Telecommunication Services                                       49,944,097
=====================================================================================
    Total Commercial Paper (Cost
      $5,896,428,554)                                                   5,896,428,554
_____________________________________________________________________________________
=====================================================================================
U.S. GOVERNMENT AGENCY SECURITIES-1.00%
Federal Home Loan Bank(a)
  Discount Notes, 1.79% (Cost $79,695,074)     09/03/02       79,703       79,695,074
_____________________________________________________________________________________
=====================================================================================
MASTER NOTE AGREEMENTS-3.84%

Merrill Lynch Mortgage Capital Inc.
  2.04%(b)                                     08/18/03      175,000      175,000,000
-------------------------------------------------------------------------------------
Morgan Stanley
  1.95%(c)                                     09/17/02      130,000      130,000,000
=====================================================================================
    Total Master Note Agreements (Cost
      $305,000,000)                                                       305,000,000
=====================================================================================
    Total Investments (excluding Repurchase
      Agreements)                                                       6,281,123,628
_____________________________________________________________________________________
=====================================================================================
REPURCHASE AGREEMENTS-21.06%(d)
Deutsche Bank Securities Inc. (Germany)
  1.88%(e) (Cost $1,672,408,291)               09/03/02    1,672,408    1,672,408,291
=====================================================================================
TOTAL INVESTMENTS-100.15% (Cost
  $7,953,531,919)(f)                                                    7,953,531,919
_____________________________________________________________________________________
=====================================================================================
OTHER ASSETS LESS LIABILITIES-(0.15%)                                     (12,122,067)
_____________________________________________________________________________________
=====================================================================================
NET ASSETS-100%                                                        $7,941,409,852
_____________________________________________________________________________________
=====================================================================================

Investment Abbreviations:

ABS   - Asset Backed Security
144A  - Represents a security issued under Rule 144A and may be resold to qualified institutional buyers.

Notes to Schedule of Investments:

(a) Securities are traded on a discount basis. In such cases, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) The fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day prior written notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/02.
(c) The fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day oral notice for up to 10% of outstanding amount, otherwise, upon seven business days written notice for more than 10% of outstanding balance. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/02.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure the market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Joint repurchase agreement entered into 08/30/02 with a maturing value of $2,000,417,778. Collateralized by $1,980,041,000 U.S. Government
    obligations, 0% to 6.38% due 11/27/02 to 11/15/11 with an aggregate market value at 08/31/02 of $2,040,000,361.
(f) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

AUGUST 31, 2002

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                              $6,281,123,628
------------------------------------------------------------------------------
Repurchase agreements                                            1,672,408,291
------------------------------------------------------------------------------
Interest receivable                                                    500,563
------------------------------------------------------------------------------
Investment for deferred compensation plan                              196,844
------------------------------------------------------------------------------
Other assets                                                           157,546
==============================================================================
     Total assets                                                7,954,386,872
______________________________________________________________________________
==============================================================================


LIABILITIES:

Payables for:
  Dividends                                                         11,126,313
------------------------------------------------------------------------------
  Deferred compensation plan                                           196,844
------------------------------------------------------------------------------
Accrued distribution fees                                              408,875
------------------------------------------------------------------------------
Accrued directors' fees                                                  7,138
------------------------------------------------------------------------------
Accrued transfer agent fees                                            213,413
------------------------------------------------------------------------------
Accrued operating expenses                                           1,024,437
==============================================================================
  Total liabilities                                                 12,977,020
==============================================================================
Net assets applicable to shares outstanding                     $7,941,409,852
______________________________________________________________________________
==============================================================================


NET ASSETS:

Institutional Class                                             $5,930,290,858
______________________________________________________________________________
==============================================================================
Private Investment Class                                        $  499,451,828
______________________________________________________________________________
==============================================================================
Personal Investment Class                                       $  177,492,780
______________________________________________________________________________
==============================================================================
Cash Management Class                                           $  974,015,675
______________________________________________________________________________
==============================================================================
Reserve Class                                                   $  146,504,981
______________________________________________________________________________
==============================================================================
Resource Class                                                  $  213,653,730
______________________________________________________________________________
==============================================================================


CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Class                                              5,930,307,228
______________________________________________________________________________
==============================================================================
Private Investment Class                                           499,508,811
______________________________________________________________________________
==============================================================================
Personal Investment Class                                          177,434,258
______________________________________________________________________________
==============================================================================
Cash Management Class                                              974,042,919
______________________________________________________________________________
==============================================================================
Reserve Class                                                      146,509,151
______________________________________________________________________________
==============================================================================
Resource Class                                                     213,609,236
______________________________________________________________________________
==============================================================================
Net asset value, offering and redemption price per share for
  each class                                                    $         1.00
______________________________________________________________________________
==============================================================================


See Notes to Financial Statements.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED AUGUST 31, 2002

INVESTMENT INCOME:

Interest                                                        $209,546,113
============================================================================

EXPENSES:

Advisory fees                                                     10,842,465
----------------------------------------------------------------------------
Administrative services fees                                         619,926
----------------------------------------------------------------------------
Custodian fees                                                       485,107
----------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                         2,673,802
----------------------------------------------------------------------------
  Personal Investment Class                                        1,480,635
----------------------------------------------------------------------------
  Cash Management Class                                            1,079,265
----------------------------------------------------------------------------
  Reserve Class                                                    1,412,310
----------------------------------------------------------------------------
  Resource Class                                                     835,098
----------------------------------------------------------------------------
Transfer agent fees                                                1,574,230
----------------------------------------------------------------------------
Directors' fees                                                       55,188
----------------------------------------------------------------------------
Other                                                                507,392
============================================================================
    Total expenses                                                21,565,418
============================================================================
Less: Fees waived                                                 (6,585,158)
----------------------------------------------------------------------------
    Net expenses                                                  14,980,260
============================================================================
Net investment income                                            194,565,853
============================================================================
Net realized gain (loss) from investment securities                   (1,014)
============================================================================
Net increase in net assets resulting from operations            $194,564,839
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED AUGUST 31, 2002 AND 2001

                                                               2002               2001
                                                          ---------------    ---------------
OPERATIONS:

  Net investment income                                   $   194,565,853    $   818,836,477
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities              (1,014)             5,601
============================================================================================
    Net increase in net assets resulting from operations      194,564,839        818,842,078
============================================================================================
Distributions to shareholders from net investment
  income:
  Institutional Class                                        (152,003,031)      (666,693,098)
--------------------------------------------------------------------------------------------
  Private Investment Class                                     (9,135,125)       (30,666,899)
--------------------------------------------------------------------------------------------
  Personal Investment Class                                    (2,982,406)        (9,226,099)
--------------------------------------------------------------------------------------------
  Cash Management Class                                       (20,969,503)       (80,807,991)
--------------------------------------------------------------------------------------------
  Reserve Class                                                (1,671,130)        (6,198,590)
--------------------------------------------------------------------------------------------
  Resource Class                                               (7,804,658)       (25,243,800)
--------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                      (1,909,907,666)    (4,033,888,828)
--------------------------------------------------------------------------------------------
  Private Investment Class                                    (73,145,194)       102,285,791
--------------------------------------------------------------------------------------------
  Personal Investment Class                                   (38,793,383)        73,992,659
--------------------------------------------------------------------------------------------
  Cash Management Class                                      (165,758,781)       (17,609,609)
--------------------------------------------------------------------------------------------
  Reserve Class                                                 2,060,196         13,079,250
--------------------------------------------------------------------------------------------
  Resource Class                                             (239,950,953)      (109,876,504)
============================================================================================
    Net increase (decrease) in net assets                  (2,425,496,795)    (3,972,011,640)
============================================================================================
NET ASSETS:

  Beginning of year                                        10,366,906,647     14,338,918,287
============================================================================================
  End of year                                             $ 7,941,409,852    $10,366,906,647
____________________________________________________________________________________________
============================================================================================
NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)              $ 7,939,981,619    $10,366,907,384
--------------------------------------------------------------------------------------------
  Undistributed net investment income                           1,429,984                 --
--------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                     (1,751)              (737)
============================================================================================
                                                          $ 7,941,409,852    $10,366,906,647
____________________________________________________________________________________________
============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Prime Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Co. (the "Company"). The Company is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end series diversified management investment company. The Company is organized as a Maryland corporation consisting of three separate portfolios. The Fund consists of six different classes of shares that have commenced operations: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The Fund does not expect to realize any long-term capital gains and losses.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Effective January 1, 2002, under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Fund calculated by applying a monthly rate, based upon the annual rate of 0.15% to the average daily net assets of the Fund. AIM has agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.075% of the average daily net assets of the Fund. For the year ended August 31, 2002, AIM waived fees of $4,364,811.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2002, AIM was paid $619,926 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended August 31, 2002, AFS retained $1,464,700 for such services.

  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Company, FMC acts as the exclusive distributor of the Fund's shares. The Company has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. For the year ended August 31, 2002, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,604,281, $991,536, $863,412, $1,133,456 and $668,078, respectively, as compensation under the Plan, and FMC waived fees of $2,220,347.

  Certain officers and directors of the Company are officers and directors of AIM, FMC, and AFS.

  During the year ended August 31, 2002, the Fund paid legal fees of $29,301 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3--DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions to Shareholders:

The tax character of distributions paid during 2002 and 2001 was as follows:

                                                                  2002            2001
                                                              ------------    ------------
Distributions paid from ordinary income                       $194,565,853    $818,836,477
__________________________________________________________________________________________
==========================================================================================


Tax Components of Capital:

As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                 $    1,975,384
----------------------------------------------------------------------------
Post-October capital loss deferral                                    (1,014)
----------------------------------------------------------------------------
Temporary book/tax differences                                      (546,137)
----------------------------------------------------------------------------
Capital (par value and additional paid-in)                     7,939,981,619
============================================================================
    Total net assets                                          $7,941,409,852
____________________________________________________________________________
============================================================================


  Temporary book/tax differences are primarily the result of timing differences for the recognition of directors' deferred compensation and retirement plan expense.

NOTE 5--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of prior year distribution reclassifications and prior year reclassifications on August 31, 2002 undistributed net investment income was increased by $1,429,984 and paid in capital decreased by $1,429,984. This reclassification has no affect on the net assets of the Fund.

NOTE 6--CAPITAL STOCK

Changes in capital stock during the years ended August 31, 2002 and 2001 were as follows:

                                          2002                                  2001
                           ----------------------------------   ------------------------------------
                               SHARES             AMOUNT             SHARES             AMOUNT
                           ---------------   ----------------   ----------------   -----------------
Sold:
  Institutional Class       49,867,711,739   $ 49,867,711,739    107,309,211,497   $ 107,309,211,497
----------------------------------------------------------------------------------------------------
  Private Investment
    Class                    2,478,100,689      2,478,100,689      3,982,266,434       3,982,266,434
----------------------------------------------------------------------------------------------------
  Personal Investment
    Class                    2,372,542,859      2,372,542,859      2,343,265,309       2,343,265,309
----------------------------------------------------------------------------------------------------
  Cash Management Class      5,844,111,815      5,844,111,815     19,362,900,601      19,362,900,601
----------------------------------------------------------------------------------------------------
  Reserve Class              1,426,473,845      1,426,473,845      1,326,929,652       1,326,929,652
----------------------------------------------------------------------------------------------------
  Resource Class             2,197,934,978      2,197,934,978      3,928,640,766       3,928,640,766
====================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class            9,850,826          9,850,826         35,958,277          35,958,277
----------------------------------------------------------------------------------------------------
  Private Investment
    Class                        4,909,338          4,909,338         15,557,611          15,557,611
----------------------------------------------------------------------------------------------------
  Personal Investment
    Class                        3,033,277          3,033,277          8,277,496           8,277,496
----------------------------------------------------------------------------------------------------
  Cash Management Class         13,867,829         13,867,829         34,996,233          34,996,233
----------------------------------------------------------------------------------------------------
  Reserve Class                  1,755,442          1,755,442          6,213,566           6,213,566
----------------------------------------------------------------------------------------------------
  Resource Class                 8,321,610          8,321,610         24,002,724          24,002,724
====================================================================================================
Reacquired:
  Institutional Class      (51,787,470,231)   (51,787,470,231)  (111,379,058,602)   (111,379,058,602)
----------------------------------------------------------------------------------------------------
  Private Investment
    Class                   (2,556,155,221)    (2,556,155,221)    (3,895,538,254)     (3,895,538,254)
----------------------------------------------------------------------------------------------------
  Personal Investment
    Class                   (2,414,369,519)    (2,414,369,519)    (2,277,550,146)     (2,277,550,146)
----------------------------------------------------------------------------------------------------
  Cash Management Class     (6,023,738,425)    (6,023,738,425)   (19,415,506,443)    (19,415,506,443)
----------------------------------------------------------------------------------------------------
  Reserve Class             (1,426,169,091)    (1,426,169,091)    (1,320,063,968)     (1,320,063,968)
----------------------------------------------------------------------------------------------------
  Resource Class            (2,446,207,541)    (2,446,207,541)    (4,062,519,994)     (4,062,519,994)
====================================================================================================
                            (2,425,495,781)  $ (2,425,495,781)    (3,972,017,241)  $  (3,972,017,241)
____________________________________________________________________________________________________
====================================================================================================

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                           INSTITUTIONAL CLASS
                               ---------------------------------------------------------------------------
                                                          YEAR ENDED AUGUST 31,
                               ---------------------------------------------------------------------------
                                  2002            2001            2000             1999            1998
                               ----------      ----------      -----------      ----------      ----------
Net asset value, beginning of
  period                       $     1.00      $     1.00      $      1.00      $     1.00      $     1.00
----------------------------------------------------------------------------------------------------------
Net investment income                0.02            0.05             0.06            0.05            0.06
----------------------------------------------------------------------------------------------------------
Less dividends from net
  investment income                 (0.02)          (0.05)           (0.06)          (0.05)          (0.06)
==========================================================================================================
Net asset value, end of
  period                       $     1.00      $     1.00      $      1.00      $     1.00      $     1.00
__________________________________________________________________________________________________________
==========================================================================================================
Total return                         2.01%           5.46%            6.08%           5.15%           5.71%
__________________________________________________________________________________________________________
==========================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)               $5,930,291      $7,840,199      $11,874,103      $6,210,056      $5,843,813
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers                   0.10%(a)        0.09%            0.09%           0.09%           0.09%
----------------------------------------------------------------------------------------------------------
  Without fee waivers                0.14%(a)          --               --              --              --
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of net investment
  income to average net
  assets                             2.05%(a)        5.41%            5.94%           5.02%           5.56%
__________________________________________________________________________________________________________
==========================================================================================================

(a)  Ratios are based on average daily net assets of $7,394,442,707.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders
Short-Term Investments Co.:

  We have audited the accompanying statement of assets and liabilities of Prime Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 2002, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or periods in the three-year period ended August 31, 2000 have been audited by other auditors, whose report dated October 6, 2000 expressed an unqualified opinion on such financial highlights.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Portfolio as of August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 20, 2002

PROXY RESULTS (UNAUDITED)
--------------------------------------------------------------------------------

A Special Meeting of Shareholders of Prime Portfolio (the "Fund"), a portfolio of Short-Term Investments Co., a Maryland corporation (the "Company"), was held on December 17, 2001. The meeting was held for the following purpose:

(1) To approve an amendment to the Fund's Master Investment Advisory Agreement with A I M Advisors, Inc. that increases the advisory fees payable by the Fund to A I M Advisors, Inc.

The results of the voting on the above matter were as follows:

                                                               VOTES        WITHHELD/
     MATTER                                  VOTES FOR        AGAINST      ABSTENTIONS
     ------                                  ---------        -------      -----------
(1)  Approval of an amendment to the
     Fund's Master Investment Advisory
     Agreement with A I M Advisors, Inc.
     that increases the advisory fees
     payable by the Fund to A I M
     Advisors, Inc......................
                                           4,206,146,601   1,832,565,569   89,548,678

DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

As of December 31, 2001

The address of each director and officer of Short-Term Investments Co. is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

---------------------------------------------------------------------------------------------------------------
                                DIRECTOR   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND         AND/OR                                                   HELD BY DIRECTOR
POSITION(S) HELD WITH           OFFICER
THE COMPANY                     SINCE
---------------------------------------------------------------------------------------------------------------

INTERESTED PERSON

Robert H. Graham* - 1946         1993      Chairman, President and Chief Executive       None
Director, Chairman and                     Officer, A I M Management Group Inc.
President                                  (financial services holding company);
                                           Chairman and President, A I M Advisors,
                                           Inc. (registered investment advisor);
                                           Director and Senior Vice President, A I M
                                           Capital Management, Inc. (registered
                                           investment advisor); Chairman, A I M
                                           Distributors, Inc. (registered broker
                                           dealer), A I M Fund Services, Inc.
                                           (registered transfer agent) and Fund
                                           Management Company (registered broker
                                           dealer); and Director and Vice Chairman,
                                           AMVESCAP PLC (parent of AIM and a global
                                           investment management firm)

INDEPENDENT DIRECTORS

Frank S. Bayley - 1939           2001      Of Counsel, law firm of Baker & McKenzie      Badgley Funds, Inc.
Director                                                                                 (registered investment
                                                                                         company)

Bruce L. Crockett - 1944         1993      Chairman, Crockett Technology Associates      ACE Limited (insurance
Director                                   (technology consulting company)               company); and
                                                                                         Captaris, Inc.
                                                                                         (unified messaging
                                                                                         provider)

Albert R. Dowden - 1941          2000      Chairman, Cortland Trust, Inc. (registered    None
Director                                   investment company) and DHJ Media, Inc.;
                                           Director, Magellan Insurance Company;
                                           Member of Advisory Board of Rotary Power
                                           International (designer, manufacturer, and
                                           seller of rotary power engines); formerly,
                                           Director, President and CEO, Volvo Group
                                           North America, Inc.; and director of
                                           various affiliated Volvo companies

Edward K. Dunn, Jr. - 1935       1998      Formerly, Chairman, Mercantile Mortgage       None
Director                                   Corp.; Vice Chairman, President and Chief
                                           Operating Officer, Mercantile-Safe Deposit
                                           & Trust Co.; and President, Mercantile
                                           Bankshares Corp.

Jack M. Fields - 1952            1997      Chief Executive Officer, Twenty First         Administaff
Director                                   Century Group, Inc. (government affairs
                                           company)

Carl Frischling - 1937           1993      Partner, law firm of Kramer Levin Naftalis    Cortland Trust, Inc.
Director                                   and Frankel LLP                               (registered investment
                                                                                         company)

Prema Mathai-Davis - 1950        1998      Formerly, Chief Executive Officer, YWCA of    None
Director                                   the USA

Lewis F. Pennock - 1942          1993      Partner, law firm of Pennock & Cooper         None
Director

Ruth H. Quigley - 1935           2001      Retired                                       None
Director

Louis S. Sklar - 1939            1993      Executive Vice President, Development and     None
Director                                   Operations, Hines Interests Limited
                                           Partnership (real estate development
                                           company)

 * Mr. Graham is considered an interested person of the fund because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Company.

--------------------------------------------------------------------------------

As of December 31, 2001

The address of each director and officer of Short-Term Investments Co. is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

-----------------------------------------------------------------------------------------------------------
                            DIRECTOR   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND     AND/OR                                                   HELD BY DIRECTOR
POSITION(S) HELD WITH       OFFICER
THE COMPANY                 SINCE
-----------------------------------------------------------------------------------------------------------

OTHER OFFICERS

Gary T. Crum - 1947          1993      Director and President, A I M Capital         N/A
Senior Vice President                  Management, Inc.; Director and Executive
                                       Vice President, A I M Management Group
                                       Inc.; Director and Senior Vice President,
                                       A I M Advisors, Inc.; and Director, A I M
                                       Distributors, Inc. and AMVESCAP PLC

Carol F. Relihan - 1954      1993      Director, Senior Vice President, General      N/A
Senior Vice President and              Counsel and Secretary, A I M Advisors, Inc.
Secretary                              and A I M Management Group Inc.; Director,
                                       Vice President and General Counsel, Fund
                                       Management Company; and Vice President,
                                       A I M Fund Services, Inc., A I M Capital
                                       Management, Inc. and A I M Distributors,
                                       Inc.

Melville B. Cox - 1943       1993      Vice President and Chief Compliance           N/A
Vice President                         Officer, A I M Advisors, Inc. and A I M
                                       Capital Management, Inc.; and Vice
                                       President, A I M Fund Services, Inc.

Karen Dunn Kelley - 1960     1993      Senior Vice President, A I M Capital          N/A
Vice President                         Management, Inc.; Director and President,
                                       Fund Management Company; and Vice
                                       President, A I M Advisors, Inc.

Dana R. Sutton - 1959        1993      Vice President and Fund Treasurer, A I M      N/A
Vice President and                     Advisors, Inc.
Treasurer
The Statement of Additional Information of the Company includes additional information about the Fund's
Directors and is available upon request, without charge, by calling 1.800.347.4246.
-----------------------------------------------------------------------------------------------------------

OFFICE OF THE FUND      INVESTMENT ADVISOR       DISTRIBUTOR          AUDITORS
11 Greenway Plaza       A I M Advisors, Inc.     Fund Management      Tait, Weller &
Suite 100               11 Greenway Plaza        Company              Baker
Houston, TX 77046       Suite 100                11 Greenway Plaza    1818 Market Street
                        Houston, TX 77046        Suite 100            Philadelphia, PA
                                                 Houston, TX          19103
                                                 77046-1173

COUNSEL TO THE FUND     COUNSEL TO THE           TRANSFER AGENT       CUSTODIAN
                        DIRECTORS
Ballard Spahr                                    A I M Fund           The Bank of New
Andrews & Ingersoll,    Kramer, Levin, Naftalis  Services, Inc.       York
LLP                     & Frankel LLP            P.O. Box 4739        90 Washington
1735 Market Street      919 Third Avenue         Houston, TX          Street, 11th Floor
Philadelphia, PA 19103  New York, NY 10022       77210-4739           New York, NY 10286

                         ANNUAL REPORT / AUGUST 31, 2002

                        SHORT-TERM INVESTMENTS CO. (STIC)

                                 PRIME PORTFOLIO

                            PERSONAL INVESTMENT CLASS



         This report may be distributed only to current shareholders or to persons who have received a current prospectus.



PRM-AR-3

[Fund Management Company(SM) Logo
Appears Here]

[AIM LOGO APPEARS HERE]
--Registered Trademark--

                           LETTER TO OUR SHAREHOLDERS

                     DEAR SHAREHOLDER:

[PHOTO OF            This is the report on the Personal Investment Class of
ROBERT H.            Short-Term Investments Co.'s Prime Portfolio for the fiscal
GRAHAM]              year ended August 31, 2002.

                         The first half of the fiscal year was characterized by
                     economic weakness, declining interest rates and a horrific terrorist attack against the United States. The second half of the fiscal year was characterized by a slowly recovering economy, stable interest rates, wild stock price fluctuations, allegations of corporate governance and accounting misdeeds, plus the growing threat of war between the United States and Iraq.

                         As the fiscal year began, the economy was weakening and
                     the U.S. Federal Reserve (the Fed) was aggressively cutting short-term interest rates to bolster growth. In the third quarter of 2001, gross domestic product (GDP), the broadest measure of economic activity, contracted, and in November the National Bureau of Economic Research declared that the economy had slipped into a manufacturing-led recession in March 2001. While the events of September 11 exacerbated economic weakness and unemployment, consumer spending remained surprisingly strong.

    Short-term interest rates began the fiscal year at 3.75% and ended it at 1.75%, the lowest rate since 1961.

    These and other influences caused many investors to exit the stock market and seek relative safety in money market funds or fixed income investments--even though historically low interest rates depressed yields on such investments. Inflows into money market funds and fixed income investments were strong for the fiscal year as a whole.

YOUR INVESTMENT PORTFOLIO

Amidst an uncertain and volatile market environment, the fund continued to provide attractive income and safety of principal. The fund's weighted average maturity (WAM) remained in the 14-day to 25-day range during the 12 months ended August 31, 2002. As of the end of the reporting period, the WAM stood at 21 days, and seven-day yield for the Personal Investment Class was 1.17%. The monthly yield was 1.16%. Total net assets in the Personal Investment Class stood at $177.5 million. Had the advisor and the distributor not waived fees, performance would have been lower.

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit-rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies, according to iMoneyNet Financial Data, Inc.


                                                                     (continued)

    The Prime Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in high-grade taxable money market instruments with maturities of 60 days or fewer, including U.S. government obligations, bank obligations, commercial paper and selected repurchase agreement securities. An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

As the fiscal year drew to a close, the economy was recovering--but there was uncertainty about the pace of that recovery. First quarter 2002 GDP grew at a robust annualized rate of 5.0%, but second quarter GDP growth was a modest 1.3%. In its July Beige Book report, the Fed reported modest and uneven growth across sectors and regions, mixed retail sales, an improving manufacturing industry, and a relatively stable labor market.

    Together with the lack of any inflationary threat, these signals are likely to prompt the Fed to wait for more definitive data before adjusting interest rates up or down.

    AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002

                                                             PAR
                                               MATURITY     (000)          VALUE
COMMERCIAL PAPER-74.25%(a)
CONSUMER DISCRETIONARY-1.55%

AUTOMOBILE MANUFACTURERS-1.26%

Volkswagen of America, Inc.
  1.76%                                        09/10/02   $  100,000   $   99,956,000
=====================================================================================

PUBLISHING-0.29%

Gannett Co., Inc.
  1.76%                                        09/11/02       23,000       22,988,756
=====================================================================================
    Total Consumer Discretionary                                          122,944,756
=====================================================================================
ENERGY-1.26%

INTEGRATED OIL & GAS-1.26%

ChevronTexaco Corp.
  1.67%                                        10/09/02      100,000       99,823,722
=====================================================================================
    Total Energy                                                           99,823,722
=====================================================================================
FINANCIALS-70.81%

ASSET-BACKED SECURITIES-COMMERCIAL
  LOANS/LEASES-4.26%

Fleet Funding Corp.-144A
  1.73%                                        10/17/02       74,355       74,190,634
-------------------------------------------------------------------------------------
Fountain Square Commercial Funding Corp.-144A
  1.79%                                        09/05/02       50,000       49,990,056
-------------------------------------------------------------------------------------
  1.72%                                        10/07/02       75,000       74,871,000
-------------------------------------------------------------------------------------
Stellar Funding Group, Inc.-144A
  1.76%                                        09/03/02      100,000       99,990,222
-------------------------------------------------------------------------------------
  1.75%                                        10/21/02       39,384       39,288,275
=====================================================================================
                                                                          338,330,187
=====================================================================================

ASSET-BACKED SECURITIES-CONSUMER
  RECEIVABLES-2.20%

Old Line Funding Corp.-144A
  1.77%                                        09/12/02       22,444       22,431,862
-------------------------------------------------------------------------------------
Thunder Bay Funding, Inc.-144A
  1.78%                                        09/10/02       59,957       59,930,319
-------------------------------------------------------------------------------------
  1.78%                                        09/13/02       37,805       37,782,569
-------------------------------------------------------------------------------------
  1.72%                                        10/15/02       54,777       54,661,847
=====================================================================================
                                                                          174,806,597
=====================================================================================

                                                             PAR
                                               MATURITY     (000)          VALUE

ASSET-BACKED SECURITIES-FULLY BACKED-8.94%

Aspen Funding Corp.-144A (Deutsche Bank-ABS
  Program Sponsor)
  1.72%                                        09/23/02   $  100,000   $   99,894,889
-------------------------------------------------------------------------------------
Forrestal Funding Master Trust-144A (Bank of
  America N.A.-ABS Program Sponsor)
  1.76%                                        09/20/02      111,323      111,219,593
-------------------------------------------------------------------------------------
  1.76%                                        09/25/02      100,000       99,882,667
-------------------------------------------------------------------------------------
  1.74%                                        09/26/02       50,000       49,939,583
-------------------------------------------------------------------------------------
Newport Funding Corp.-144A (Deutsche Bank-ABS
  Program Sponsor)
  1.79%                                        09/06/02       50,000       49,987,569
-------------------------------------------------------------------------------------
  1.76%                                        09/19/02       50,000       49,956,000
-------------------------------------------------------------------------------------
Variable Funding Capital-144A (Wachovia Bank
  N.A.-ABS Program Sponsor)
  1.78%                                        09/12/02       50,000       49,972,806
-------------------------------------------------------------------------------------
  1.70%                                        10/02/02      100,000       99,853,611
-------------------------------------------------------------------------------------
  1.72%                                        10/16/02      100,000       99,785,000
=====================================================================================
                                                                          710,491,718
=====================================================================================

ASSET-BACKED SECURITIES-MULTI-PURPOSE-20.40%

Amsterdam Funding Corp.-144A
  1.76%                                        09/03/02       50,000       49,995,111
-------------------------------------------------------------------------------------
  1.73%                                        09/09/02       65,000       64,975,011
-------------------------------------------------------------------------------------
  1.76%                                        09/23/02       50,000       49,946,222
-------------------------------------------------------------------------------------
  1.76%                                        10/01/02       40,000       39,941,333
-------------------------------------------------------------------------------------
  1.74%                                        10/21/02      100,000       99,758,333
-------------------------------------------------------------------------------------
Barton Capital Corp.-144A
  1.79%                                        09/06/02       30,092       30,084,519
-------------------------------------------------------------------------------------
  1.76%                                        09/11/02       50,000       49,975,556
-------------------------------------------------------------------------------------
Charta Corp.-144A
  1.76%                                        09/18/02       50,000       49,958,445
-------------------------------------------------------------------------------------
  1.77%                                        09/19/02       50,000       49,955,750
-------------------------------------------------------------------------------------
  1.76%                                        09/25/02       50,000       49,941,333
-------------------------------------------------------------------------------------
  1.77%                                        09/27/02      100,000       99,872,167
-------------------------------------------------------------------------------------
  1.74%                                        10/17/02       50,000       49,888,833
-------------------------------------------------------------------------------------
Corporate Receivables Corp.-144A
  1.79%                                        09/05/02      100,000       99,980,111
-------------------------------------------------------------------------------------
  1.79%                                        09/06/02       40,000       39,990,056
-------------------------------------------------------------------------------------
  1.78%                                        09/10/02       40,000       39,982,200
-------------------------------------------------------------------------------------
  1.72%                                        09/24/02       20,000       19,978,022
-------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)          VALUE
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Falcon Asset Securitization Corp.-144A
  1.71%                                        09/19/02   $   50,000   $   49,957,250
-------------------------------------------------------------------------------------
  1.76%                                        10/10/02      100,000       99,809,333
-------------------------------------------------------------------------------------
Jupiter Securitization Corp.-144A
  1.72%                                        09/17/02       50,000       49,961,778
-------------------------------------------------------------------------------------
  1.70%                                        10/11/02       18,153       18,118,711
-------------------------------------------------------------------------------------
Mont Blanc Capital Corp.-144A
  1.73%                                        10/07/02      120,000      119,792,400
-------------------------------------------------------------------------------------
Park Avenue Receivables Corp.-144A
  1.76%                                        09/24/02       50,000       49,943,778
-------------------------------------------------------------------------------------
  1.73%                                        10/15/02       99,461       99,250,695
-------------------------------------------------------------------------------------
Preferred Receivables Funding Corp.-144A
  1.77%                                        09/09/02       35,000       34,986,233
-------------------------------------------------------------------------------------
  1.71%                                        10/10/02       45,000       44,916,638
-------------------------------------------------------------------------------------
Quincy Capital Corp.-144A
  1.79%                                        09/06/02       30,151       30,143,504
-------------------------------------------------------------------------------------
Receivables Capital Corp.-144A
  1.73%                                        09/30/02       38,886       38,831,808
-------------------------------------------------------------------------------------
Windmill Funding Corp.-144A
  1.76%                                        09/03/02       50,000       49,995,111
-------------------------------------------------------------------------------------
  1.76%                                        10/25/02       50,000       49,868,000
=====================================================================================
                                                                        1,619,798,241
=====================================================================================

ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-15.52%

Blue Ridge Asset Funding Corp.-144A
  1.71%                                        10/03/02      150,000      149,772,000
-------------------------------------------------------------------------------------
  1.73%                                        10/04/02      100,000       99,841,417
-------------------------------------------------------------------------------------
  1.71%                                        10/07/02       50,000       49,914,500
-------------------------------------------------------------------------------------
  1.74%                                        10/22/02      100,000       99,753,500
-------------------------------------------------------------------------------------
Corporate Asset Funding Co.-144A
  1.79%                                        09/04/02      100,000       99,985,083
-------------------------------------------------------------------------------------
  1.78%                                        09/13/02       50,000       49,970,334
-------------------------------------------------------------------------------------
Eureka Securitization, Inc.-144A
  1.76%                                        09/18/02      100,000       99,916,889
-------------------------------------------------------------------------------------
  1.72%                                        09/24/02       50,000       49,945,056
-------------------------------------------------------------------------------------
  1.76%                                        09/25/02       50,000       49,941,333
-------------------------------------------------------------------------------------
  1.76%                                        10/01/02      100,000       99,853,333
-------------------------------------------------------------------------------------
  1.73%                                        10/04/02       50,000       49,920,708
-------------------------------------------------------------------------------------
  1.74%                                        10/21/02       50,000       49,879,167
-------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)          VALUE
ASSET-BACKED SECURITIES-TRADE RECEIVABLES-(CONTINUED)

FCAR Owner Trust
  1.78%                                        09/09/02   $  100,000   $   99,960,444
-------------------------------------------------------------------------------------
  1.77%                                        09/11/02       95,000       94,953,292
-------------------------------------------------------------------------------------
  1.76%                                        09/19/02       39,000       38,965,680
-------------------------------------------------------------------------------------
New Center Asset Trust
  1.78%                                        10/25/02       50,000       49,866,500
=====================================================================================
                                                                        1,232,439,236
=====================================================================================

BANKS-10.69%

Citicorp
  1.76%                                        09/26/02      100,000       99,877,778
-------------------------------------------------------------------------------------
  1.76%                                        10/24/02      150,000      149,611,333
-------------------------------------------------------------------------------------
Deutsche Bank Financial Inc.
  1.76%                                        09/16/02      100,000       99,926,667
-------------------------------------------------------------------------------------
UBS Finance Delaware Inc.
  1.75%                                        09/12/02      100,000       99,946,528
-------------------------------------------------------------------------------------
  1.75%                                        09/13/02      100,000       99,941,667
-------------------------------------------------------------------------------------
Wells Fargo & Co.
  1.76%                                        09/04/02       50,000       49,992,667
-------------------------------------------------------------------------------------
  1.76%                                        09/05/02       50,000       49,990,222
-------------------------------------------------------------------------------------
  1.76%                                        09/16/02      100,000       99,926,667
-------------------------------------------------------------------------------------
  1.69%                                        10/01/02      100,000       99,859,166
=====================================================================================
                                                                          849,072,695
=====================================================================================

CONSUMER FINANCE-0.63%

Toyota Motor Credit Corp.
  1.74%                                        10/10/02       50,000       49,905,750
=====================================================================================

DIVERSIFIED FINANCIAL SERVICES-6.91%

American Express Credit Corp.
  1.71%                                        09/30/02      100,000       99,862,250
-------------------------------------------------------------------------------------
  1.72%                                        10/08/02       50,000       49,911,611
-------------------------------------------------------------------------------------
  1.72%                                        10/09/02       50,000       49,909,222
-------------------------------------------------------------------------------------
General Electric Capital Corp.
  1.68%                                        10/11/02      150,000      149,720,000
-------------------------------------------------------------------------------------
Morgan Stanley
  1.72%                                        10/02/02       75,000       74,888,917
-------------------------------------------------------------------------------------
Prudential Funding Corp.
  1.76%                                        09/20/02       25,000       24,976,778
-------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)          VALUE
DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Salomon Smith Barney Holdings, Inc.
  1.72%                                        10/18/02   $  100,000   $   99,775,444
=====================================================================================
                                                                          549,044,222
=====================================================================================

MULTI-LINE INSURANCE-1.26%

AIG Funding, Inc.
  1.68%                                        10/08/02      100,000       99,827,333
=====================================================================================
    Total Financial                                                     5,623,715,979
=====================================================================================
TELECOMMUNICATION SERVICES-0.63%

INTEGRATED TELECOMMUNICATION SERVICES-0.63%

SBC Communications Inc.
  1.75%                                        09/24/02       50,000       49,944,097
=====================================================================================
    Total Telecommunication Services                                       49,944,097
=====================================================================================
    Total Commercial Paper (Cost
      $5,896,428,554)                                                   5,896,428,554
_____________________________________________________________________________________
=====================================================================================
U.S. GOVERNMENT AGENCY SECURITIES-1.00%
Federal Home Loan Bank(a)
  Discount Notes, 1.79% (Cost $79,695,074)     09/03/02       79,703       79,695,074
_____________________________________________________________________________________
=====================================================================================
MASTER NOTE AGREEMENTS-3.84%

Merrill Lynch Mortgage Capital Inc.
  2.04%(b)                                     08/18/03      175,000      175,000,000
-------------------------------------------------------------------------------------
Morgan Stanley
  1.95%(c)                                     09/17/02      130,000      130,000,000
=====================================================================================
    Total Master Note Agreements (Cost
      $305,000,000)                                                       305,000,000
=====================================================================================
    Total Investments (excluding Repurchase
      Agreements)                                                       6,281,123,628
_____________________________________________________________________________________
=====================================================================================
REPURCHASE AGREEMENTS-21.06%(d)
Deutsche Bank Securities Inc. (Germany)
  1.88%(e) (Cost $1,672,408,291)               09/03/02    1,672,408    1,672,408,291
=====================================================================================
TOTAL INVESTMENTS-100.15% (Cost
  $7,953,531,919)(f)                                                    7,953,531,919
_____________________________________________________________________________________
=====================================================================================
OTHER ASSETS LESS LIABILITIES-(0.15%)                                     (12,122,067)
_____________________________________________________________________________________
=====================================================================================
NET ASSETS-100%                                                        $7,941,409,852
_____________________________________________________________________________________
=====================================================================================

Investment Abbreviations:

ABS   - Asset Backed Security
144A  - Represents a security issued under Rule 144A and may be resold to qualified institutional buyers.

Notes to Schedule of Investments:

(a) Securities are traded on a discount basis. In such cases, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) The fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day prior written notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/02.
(c) The fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day oral notice for up to 10% of outstanding amount, otherwise, upon seven business days written notice for more than 10% of outstanding balance. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/02.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure the market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Joint repurchase agreement entered into 08/30/02 with a maturing value of $2,000,417,778. Collateralized by $1,980,041,000 U.S. Government
    obligations, 0% to 6.38% due 11/27/02 to 11/15/11 with an aggregate market value at 08/31/02 of $2,040,000,361.
(f) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

AUGUST 31, 2002

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                              $6,281,123,628
------------------------------------------------------------------------------
Repurchase agreements                                            1,672,408,291
------------------------------------------------------------------------------
Interest receivable                                                    500,563
------------------------------------------------------------------------------
Investment for deferred compensation plan                              196,844
------------------------------------------------------------------------------
Other assets                                                           157,546
==============================================================================
     Total assets                                                7,954,386,872
______________________________________________________________________________
==============================================================================


LIABILITIES:

Payables for:
  Dividends                                                         11,126,313
------------------------------------------------------------------------------
  Deferred compensation plan                                           196,844
------------------------------------------------------------------------------
Accrued distribution fees                                              408,875
------------------------------------------------------------------------------
Accrued directors' fees                                                  7,138
------------------------------------------------------------------------------
Accrued transfer agent fees                                            213,413
------------------------------------------------------------------------------
Accrued operating expenses                                           1,024,437
==============================================================================
  Total liabilities                                                 12,977,020
==============================================================================
Net assets applicable to shares outstanding                     $7,941,409,852
______________________________________________________________________________
==============================================================================


NET ASSETS:

Institutional Class                                             $5,930,290,858
______________________________________________________________________________
==============================================================================
Private Investment Class                                        $  499,451,828
______________________________________________________________________________
==============================================================================
Personal Investment Class                                       $  177,492,780
______________________________________________________________________________
==============================================================================
Cash Management Class                                           $  974,015,675
______________________________________________________________________________
==============================================================================
Reserve Class                                                   $  146,504,981
______________________________________________________________________________
==============================================================================
Resource Class                                                  $  213,653,730
______________________________________________________________________________
==============================================================================


CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Class                                              5,930,307,228
______________________________________________________________________________
==============================================================================
Private Investment Class                                           499,508,811
______________________________________________________________________________
==============================================================================
Personal Investment Class                                          177,434,258
______________________________________________________________________________
==============================================================================
Cash Management Class                                              974,042,919
______________________________________________________________________________
==============================================================================
Reserve Class                                                      146,509,151
______________________________________________________________________________
==============================================================================
Resource Class                                                     213,609,236
______________________________________________________________________________
==============================================================================
Net asset value, offering and redemption price per share for
  each class                                                    $         1.00
______________________________________________________________________________
==============================================================================


See Notes to Financial Statements.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED AUGUST 31, 2002

INVESTMENT INCOME:

Interest                                                        $209,546,113
============================================================================

EXPENSES:

Advisory fees                                                     10,842,465
----------------------------------------------------------------------------
Administrative services fees                                         619,926
----------------------------------------------------------------------------
Custodian fees                                                       485,107
----------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                         2,673,802
----------------------------------------------------------------------------
  Personal Investment Class                                        1,480,635
----------------------------------------------------------------------------
  Cash Management Class                                            1,079,265
----------------------------------------------------------------------------
  Reserve Class                                                    1,412,310
----------------------------------------------------------------------------
  Resource Class                                                     835,098
----------------------------------------------------------------------------
Transfer agent fees                                                1,574,230
----------------------------------------------------------------------------
Directors' fees                                                       55,188
----------------------------------------------------------------------------
Other                                                                507,392
============================================================================
    Total expenses                                                21,565,418
============================================================================
Less: Fees waived                                                 (6,585,158)
----------------------------------------------------------------------------
    Net expenses                                                  14,980,260
============================================================================
Net investment income                                            194,565,853
============================================================================
Net realized gain (loss) from investment securities                   (1,014)
============================================================================
Net increase in net assets resulting from operations            $194,564,839
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED AUGUST 31, 2002 AND 2001

                                                               2002               2001
                                                          ---------------    ---------------
OPERATIONS:

  Net investment income                                   $   194,565,853    $   818,836,477
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities              (1,014)             5,601
============================================================================================
    Net increase in net assets resulting from operations      194,564,839        818,842,078
============================================================================================
Distributions to shareholders from net investment
  income:
  Institutional Class                                        (152,003,031)      (666,693,098)
--------------------------------------------------------------------------------------------
  Private Investment Class                                     (9,135,125)       (30,666,899)
--------------------------------------------------------------------------------------------
  Personal Investment Class                                    (2,982,406)        (9,226,099)
--------------------------------------------------------------------------------------------
  Cash Management Class                                       (20,969,503)       (80,807,991)
--------------------------------------------------------------------------------------------
  Reserve Class                                                (1,671,130)        (6,198,590)
--------------------------------------------------------------------------------------------
  Resource Class                                               (7,804,658)       (25,243,800)
--------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                      (1,909,907,666)    (4,033,888,828)
--------------------------------------------------------------------------------------------
  Private Investment Class                                    (73,145,194)       102,285,791
--------------------------------------------------------------------------------------------
  Personal Investment Class                                   (38,793,383)        73,992,659
--------------------------------------------------------------------------------------------
  Cash Management Class                                      (165,758,781)       (17,609,609)
--------------------------------------------------------------------------------------------
  Reserve Class                                                 2,060,196         13,079,250
--------------------------------------------------------------------------------------------
  Resource Class                                             (239,950,953)      (109,876,504)
============================================================================================
    Net increase (decrease) in net assets                  (2,425,496,795)    (3,972,011,640)
============================================================================================
NET ASSETS:

  Beginning of year                                        10,366,906,647     14,338,918,287
============================================================================================
  End of year                                             $ 7,941,409,852    $10,366,906,647
____________________________________________________________________________________________
============================================================================================
NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)              $ 7,939,981,619    $10,366,907,384
--------------------------------------------------------------------------------------------
  Undistributed net investment income                           1,429,984                 --
--------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                     (1,751)              (737)
============================================================================================
                                                          $ 7,941,409,852    $10,366,906,647
____________________________________________________________________________________________
============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Prime Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Co. (the "Company"). The Company is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end series diversified management investment company. The Company is organized as a Maryland corporation consisting of three separate portfolios. The Fund consists of six different classes of shares that have commenced operations: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The Fund does not expect to realize any long-term capital gains and losses.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Effective January 1, 2002, under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Fund calculated by applying a monthly rate, based upon the annual rate of 0.15% to the average daily net assets of the Fund. AIM has agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.075% of the average daily net assets of the Fund. For the year ended August 31, 2002, AIM waived fees of $4,364,811.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2002, AIM was paid $619,926 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended August 31, 2002, AFS retained $1,464,700 for such services.

  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Company, FMC acts as the exclusive distributor of the Fund's shares. The Company has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. For the year ended August 31, 2002, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,604,281, $991,536, $863,412, $1,133,456 and $668,078, respectively, as compensation under the Plan, and FMC waived fees of $2,220,347.

  Certain officers and directors of the Company are officers and directors of AIM, FMC, and AFS.

  During the year ended August 31, 2002, the Fund paid legal fees of $29,301 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3--DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions to Shareholders:

The tax character of distributions paid during 2002 and 2001 was as follows:

                                                                  2002            2001
                                                              ------------    ------------
Distributions paid from ordinary income                       $194,565,853    $818,836,477
__________________________________________________________________________________________
==========================================================================================


Tax Components of Capital:

As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                 $    1,975,384
----------------------------------------------------------------------------
Post-October capital loss deferral                                    (1,014)
----------------------------------------------------------------------------
Temporary book/tax differences                                      (546,137)
----------------------------------------------------------------------------
Capital (par value and additional paid-in)                     7,939,981,619
============================================================================
    Total net assets                                          $7,941,409,852
____________________________________________________________________________
============================================================================


  Temporary book/tax differences are primarily the result of timing differences for the recognition of directors' deferred compensation and retirement plan expense.

NOTE 5--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of prior year distribution reclassifications and prior year reclassifications on August 31, 2002 undistributed net investment income was increased by $1,429,984 and paid in capital decreased by $1,429,984. This reclassification has no affect on the net assets of the Fund.

NOTE 6--CAPITAL STOCK

Changes in capital stock during the years ended August 31, 2002 and 2001 were as follows:

                                          2002                                  2001
                           ----------------------------------   ------------------------------------
                               SHARES             AMOUNT             SHARES             AMOUNT
                           ---------------   ----------------   ----------------   -----------------
Sold:
  Institutional Class       49,867,711,739   $ 49,867,711,739    107,309,211,497   $ 107,309,211,497
----------------------------------------------------------------------------------------------------
  Private Investment
    Class                    2,478,100,689      2,478,100,689      3,982,266,434       3,982,266,434
----------------------------------------------------------------------------------------------------
  Personal Investment
    Class                    2,372,542,859      2,372,542,859      2,343,265,309       2,343,265,309
----------------------------------------------------------------------------------------------------
  Cash Management Class      5,844,111,815      5,844,111,815     19,362,900,601      19,362,900,601
----------------------------------------------------------------------------------------------------
  Reserve Class              1,426,473,845      1,426,473,845      1,326,929,652       1,326,929,652
----------------------------------------------------------------------------------------------------
  Resource Class             2,197,934,978      2,197,934,978      3,928,640,766       3,928,640,766
====================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class            9,850,826          9,850,826         35,958,277          35,958,277
----------------------------------------------------------------------------------------------------
  Private Investment
    Class                        4,909,338          4,909,338         15,557,611          15,557,611
----------------------------------------------------------------------------------------------------
  Personal Investment
    Class                        3,033,277          3,033,277          8,277,496           8,277,496
----------------------------------------------------------------------------------------------------
  Cash Management Class         13,867,829         13,867,829         34,996,233          34,996,233
----------------------------------------------------------------------------------------------------
  Reserve Class                  1,755,442          1,755,442          6,213,566           6,213,566
----------------------------------------------------------------------------------------------------
  Resource Class                 8,321,610          8,321,610         24,002,724          24,002,724
====================================================================================================
Reacquired:
  Institutional Class      (51,787,470,231)   (51,787,470,231)  (111,379,058,602)   (111,379,058,602)
----------------------------------------------------------------------------------------------------
  Private Investment
    Class                   (2,556,155,221)    (2,556,155,221)    (3,895,538,254)     (3,895,538,254)
----------------------------------------------------------------------------------------------------
  Personal Investment
    Class                   (2,414,369,519)    (2,414,369,519)    (2,277,550,146)     (2,277,550,146)
----------------------------------------------------------------------------------------------------
  Cash Management Class     (6,023,738,425)    (6,023,738,425)   (19,415,506,443)    (19,415,506,443)
----------------------------------------------------------------------------------------------------
  Reserve Class             (1,426,169,091)    (1,426,169,091)    (1,320,063,968)     (1,320,063,968)
----------------------------------------------------------------------------------------------------
  Resource Class            (2,446,207,541)    (2,446,207,541)    (4,062,519,994)     (4,062,519,994)
====================================================================================================
                            (2,425,495,781)  $ (2,425,495,781)    (3,972,017,241)  $  (3,972,017,241)
____________________________________________________________________________________________________
====================================================================================================

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                       PERSONAL INVESTMENT CLASS
                                      ------------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                      ------------------------------------------------------------
                                        2002          2001          2000         1999       1998
                                      --------      --------      --------      -------   --------
Net asset value, beginning of period  $   1.00      $   1.00      $   1.00      $  1.00   $   1.00
--------------------------------------------------------------------------------------------------
Net investment income                     0.02          0.05          0.05         0.05       0.05
--------------------------------------------------------------------------------------------------
Less dividends from net investment
  income                                 (0.02)        (0.05)        (0.05)       (0.05)     (0.05)
==================================================================================================
Net asset value, end of period        $   1.00      $   1.00      $   1.00      $  1.00   $   1.00
__________________________________________________________________________________________________
==================================================================================================
Total return                              1.50%         4.93%         5.55%        4.63%      5.18%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $177,493      $216,286      $142,235      $87,754   $140,087
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                        0.60%(a)      0.59%         0.59%        0.59%      0.59%
--------------------------------------------------------------------------------------------------
  Without fee waivers                     0.89%(a)      0.84%         0.84%        0.84%      0.84%
__________________________________________________________________________________________________
==================================================================================================
Ratio of net investment income to
  average net assets                      1.55%(a)      4.91%         5.44%        4.52%      5.06%
__________________________________________________________________________________________________
==================================================================================================

(a)  Ratios are based on average daily net assets of $197,418,070.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders
Short-Term Investments Co.:

  We have audited the accompanying statement of assets and liabilities of Prime Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 2002, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or periods in the three-year period ended August 31, 2000 have been audited by other auditors, whose report dated October 6, 2000 expressed an unqualified opinion on such financial highlights.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Portfolio as of August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 20, 2002

PROXY RESULTS (UNAUDITED)
--------------------------------------------------------------------------------

A Special Meeting of Shareholders of Prime Portfolio (the "Fund"), a portfolio of Short-Term Investments Co., a Maryland corporation (the "Company"), was held on December 17, 2001. The meeting was held for the following purpose:

(1) To approve an amendment to the Fund's Master Investment Advisory Agreement with A I M Advisors, Inc. that increases the advisory fees payable by the Fund to A I M Advisors, Inc.

The results of the voting on the above matter were as follows:

                                                               VOTES        WITHHELD/
     MATTER                                  VOTES FOR        AGAINST      ABSTENTIONS
     ------                                  ---------        -------      -----------
(1)  Approval of an amendment to the
     Fund's Master Investment Advisory
     Agreement with A I M Advisors, Inc.
     that increases the advisory fees
     payable by the Fund to A I M
     Advisors, Inc......................
                                           4,206,146,601   1,832,565,569   89,548,678

DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

As of December 31, 2001

The address of each director and officer of Short-Term Investments Co. is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

---------------------------------------------------------------------------------------------------------------
                                DIRECTOR   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND         AND/OR                                                   HELD BY DIRECTOR
POSITION(S) HELD WITH           OFFICER
THE COMPANY                     SINCE
---------------------------------------------------------------------------------------------------------------

INTERESTED PERSON

Robert H. Graham* - 1946         1993      Chairman, President and Chief Executive       None
Director, Chairman and                     Officer, A I M Management Group Inc.
President                                  (financial services holding company);
                                           Chairman and President, A I M Advisors,
                                           Inc. (registered investment advisor);
                                           Director and Senior Vice President, A I M
                                           Capital Management, Inc. (registered
                                           investment advisor); Chairman, A I M
                                           Distributors, Inc. (registered broker
                                           dealer), A I M Fund Services, Inc.
                                           (registered transfer agent) and Fund
                                           Management Company (registered broker
                                           dealer); and Director and Vice Chairman,
                                           AMVESCAP PLC (parent of AIM and a global
                                           investment management firm)

INDEPENDENT DIRECTORS

Frank S. Bayley - 1939           2001      Of Counsel, law firm of Baker & McKenzie      Badgley Funds, Inc.
Director                                                                                 (registered investment
                                                                                         company)

Bruce L. Crockett - 1944         1993      Chairman, Crockett Technology Associates      ACE Limited (insurance
Director                                   (technology consulting company)               company); and
                                                                                         Captaris, Inc.
                                                                                         (unified messaging
                                                                                         provider)

Albert R. Dowden - 1941          2000      Chairman, Cortland Trust, Inc. (registered    None
Director                                   investment company) and DHJ Media, Inc.;
                                           Director, Magellan Insurance Company;
                                           Member of Advisory Board of Rotary Power
                                           International (designer, manufacturer, and
                                           seller of rotary power engines); formerly,
                                           Director, President and CEO, Volvo Group
                                           North America, Inc.; and director of
                                           various affiliated Volvo companies

Edward K. Dunn, Jr. - 1935       1998      Formerly, Chairman, Mercantile Mortgage       None
Director                                   Corp.; Vice Chairman, President and Chief
                                           Operating Officer, Mercantile-Safe Deposit
                                           & Trust Co.; and President, Mercantile
                                           Bankshares Corp.

Jack M. Fields - 1952            1997      Chief Executive Officer, Twenty First         Administaff
Director                                   Century Group, Inc. (government affairs
                                           company)

Carl Frischling - 1937           1993      Partner, law firm of Kramer Levin Naftalis    Cortland Trust, Inc.
Director                                   and Frankel LLP                               (registered investment
                                                                                         company)

Prema Mathai-Davis - 1950        1998      Formerly, Chief Executive Officer, YWCA of    None
Director                                   the USA

Lewis F. Pennock - 1942          1993      Partner, law firm of Pennock & Cooper         None
Director

Ruth H. Quigley - 1935           2001      Retired                                       None
Director

Louis S. Sklar - 1939            1993      Executive Vice President, Development and     None
Director                                   Operations, Hines Interests Limited
                                           Partnership (real estate development
                                           company)

 * Mr. Graham is considered an interested person of the fund because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Company.

--------------------------------------------------------------------------------

As of December 31, 2001

The address of each director and officer of Short-Term Investments Co. is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

-----------------------------------------------------------------------------------------------------------
                            DIRECTOR   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND     AND/OR                                                   HELD BY DIRECTOR
POSITION(S) HELD WITH       OFFICER
THE COMPANY                 SINCE
-----------------------------------------------------------------------------------------------------------

OTHER OFFICERS

Gary T. Crum - 1947          1993      Director and President, A I M Capital         N/A
Senior Vice President                  Management, Inc.; Director and Executive
                                       Vice President, A I M Management Group
                                       Inc.; Director and Senior Vice President,
                                       A I M Advisors, Inc.; and Director, A I M
                                       Distributors, Inc. and AMVESCAP PLC

Carol F. Relihan - 1954      1993      Director, Senior Vice President, General      N/A
Senior Vice President and              Counsel and Secretary, A I M Advisors, Inc.
Secretary                              and A I M Management Group Inc.; Director,
                                       Vice President and General Counsel, Fund
                                       Management Company; and Vice President,
                                       A I M Fund Services, Inc., A I M Capital
                                       Management, Inc. and A I M Distributors,
                                       Inc.

Melville B. Cox - 1943       1993      Vice President and Chief Compliance           N/A
Vice President                         Officer, A I M Advisors, Inc. and A I M
                                       Capital Management, Inc.; and Vice
                                       President, A I M Fund Services, Inc.

Karen Dunn Kelley - 1960     1993      Senior Vice President, A I M Capital          N/A
Vice President                         Management, Inc.; Director and President,
                                       Fund Management Company; and Vice
                                       President, A I M Advisors, Inc.

Dana R. Sutton - 1959        1993      Vice President and Fund Treasurer, A I M      N/A
Vice President and                     Advisors, Inc.
Treasurer
The Statement of Additional Information of the Company includes additional information about the Fund's
Directors and is available upon request, without charge, by calling 1.800.347.4246.
-----------------------------------------------------------------------------------------------------------

OFFICE OF THE FUND      INVESTMENT ADVISOR       DISTRIBUTOR          AUDITORS
11 Greenway Plaza       A I M Advisors, Inc.     Fund Management      Tait, Weller &
Suite 100               11 Greenway Plaza        Company              Baker
Houston, TX 77046       Suite 100                11 Greenway Plaza    1818 Market Street
                        Houston, TX 77046        Suite 100            Philadelphia, PA
                                                 Houston, TX          19103
                                                 77046-1173

COUNSEL TO THE FUND     COUNSEL TO THE           TRANSFER AGENT       CUSTODIAN
                        DIRECTORS
Ballard Spahr                                    A I M Fund           The Bank of New
Andrews & Ingersoll,    Kramer, Levin, Naftalis  Services, Inc.       York
LLP                     & Frankel LLP            P.O. Box 4739        90 Washington
1735 Market Street      919 Third Avenue         Houston, TX          Street, 11th Floor
Philadelphia, PA 19103  New York, NY 10022       77210-4739           New York, NY 10286

                        ANNUAL REPORT / AUGUST 31, 2002

                        SHORT-TERM INVESTMENTS CO. (STIC)

                                 PRIME PORTFOLIO

                            PRIVATE INVESTMENT CLASS




         This report may be distributed only to current shareholders or to persons who have received a current prospectus.



PRM-AR-2

[Fund Management Company(SM) Logo
Appears Here]

[AIM LOGO APPEARS HERE]
--Registered Trademark--

                           LETTER TO OUR SHAREHOLDERS

                     DEAR SHAREHOLDER:

[PHOTO OF            This is the report on the Private Investment Class of
ROBERT H.            Short-Term Investments Co.'s Prime Portfolio for the fiscal
GRAHAM]              year ended August 31, 2002.

                         The first half of the fiscal year was characterized by
                     economic weakness, declining interest rates and a horrific terrorist attack against the United States. The second half of the fiscal year was characterized by a slowly recovering economy, stable interest rates, wild stock price fluctuations, allegations of corporate governance and accounting misdeeds, plus the growing threat of war between the United States and Iraq.

                         As the fiscal year began, the economy was weakening and
                     the U.S. Federal Reserve (the Fed) was aggressively cutting short-term interest rates to bolster growth. In the third quarter of 2001, gross domestic product (GDP), the broadest measure of economic activity, contracted, and in November the National Bureau of Economic Research declared that the economy had slipped into a manufacturing-led recession in March 2001. While the events of September 11 exacerbated economic weakness and unemployment, consumer spending remained surprisingly strong.

    Short-term interest rates began the fiscal year at 3.75% and ended it at 1.75%, the lowest rate since 1961.

    These and other influences caused many investors to exit the stock market and seek relative safety in money market funds or fixed income investments--even though historically low interest rates depressed yields on such investments. Inflows into money market funds and fixed income investments were strong for the fiscal year as a whole.

YOUR INVESTMENT PORTFOLIO

Amidst an uncertain and volatile market environment, the fund continued to provide attractive income and safety of principal. The fund's weighted average maturity (WAM) remained in the 14-day to 25-day range during the 12 months ended August 31, 2002. As of the end of the reporting period, the WAM stood at 21 days, and seven-day yield for the Private Investment Class was 1.39%. The monthly yield was 1.38%. Total net assets in the Private Investment Class stood at $499.5 million. Had the advisor and the distributor not waived fees, performance would have been lower.

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit-rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies, according to iMoneyNet Financial Data, Inc.

                                                                     (continued)

    The Prime Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in high-grade taxable money market instruments with maturities of 60 days or fewer, including U.S. government obligations, bank obligations, commercial paper and selected repurchase agreement securities. An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

As the fiscal year drew to a close, the economy was recovering--but there was uncertainty about the pace of that recovery. First quarter 2002 GDP grew at a robust annualized rate of 5.0%, but second quarter GDP growth was a modest 1.3%. In its July Beige Book report, the Fed reported modest and uneven growth across sectors and regions, mixed retail sales, an improving manufacturing industry, and a relatively stable labor market.

    Together with the lack of any inflationary threat, these signals are likely to prompt the Fed to wait for more definitive data before adjusting interest rates up or down.

    AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002

                                                             PAR
                                               MATURITY     (000)          VALUE
COMMERCIAL PAPER-74.25%(a)
CONSUMER DISCRETIONARY-1.55%

AUTOMOBILE MANUFACTURERS-1.26%

Volkswagen of America, Inc.
  1.76%                                        09/10/02   $  100,000   $   99,956,000
=====================================================================================

PUBLISHING-0.29%

Gannett Co., Inc.
  1.76%                                        09/11/02       23,000       22,988,756
=====================================================================================
    Total Consumer Discretionary                                          122,944,756
=====================================================================================
ENERGY-1.26%

INTEGRATED OIL & GAS-1.26%

ChevronTexaco Corp.
  1.67%                                        10/09/02      100,000       99,823,722
=====================================================================================
    Total Energy                                                           99,823,722
=====================================================================================
FINANCIALS-70.81%

ASSET-BACKED SECURITIES-COMMERCIAL
  LOANS/LEASES-4.26%

Fleet Funding Corp.-144A
  1.73%                                        10/17/02       74,355       74,190,634
-------------------------------------------------------------------------------------
Fountain Square Commercial Funding Corp.-144A
  1.79%                                        09/05/02       50,000       49,990,056
-------------------------------------------------------------------------------------
  1.72%                                        10/07/02       75,000       74,871,000
-------------------------------------------------------------------------------------
Stellar Funding Group, Inc.-144A
  1.76%                                        09/03/02      100,000       99,990,222
-------------------------------------------------------------------------------------
  1.75%                                        10/21/02       39,384       39,288,275
=====================================================================================
                                                                          338,330,187
=====================================================================================

ASSET-BACKED SECURITIES-CONSUMER
  RECEIVABLES-2.20%

Old Line Funding Corp.-144A
  1.77%                                        09/12/02       22,444       22,431,862
-------------------------------------------------------------------------------------
Thunder Bay Funding, Inc.-144A
  1.78%                                        09/10/02       59,957       59,930,319
-------------------------------------------------------------------------------------
  1.78%                                        09/13/02       37,805       37,782,569
-------------------------------------------------------------------------------------
  1.72%                                        10/15/02       54,777       54,661,847
=====================================================================================
                                                                          174,806,597
=====================================================================================

                                                             PAR
                                               MATURITY     (000)          VALUE

ASSET-BACKED SECURITIES-FULLY BACKED-8.94%

Aspen Funding Corp.-144A (Deutsche Bank-ABS
  Program Sponsor)
  1.72%                                        09/23/02   $  100,000   $   99,894,889
-------------------------------------------------------------------------------------
Forrestal Funding Master Trust-144A (Bank of
  America N.A.-ABS Program Sponsor)
  1.76%                                        09/20/02      111,323      111,219,593
-------------------------------------------------------------------------------------
  1.76%                                        09/25/02      100,000       99,882,667
-------------------------------------------------------------------------------------
  1.74%                                        09/26/02       50,000       49,939,583
-------------------------------------------------------------------------------------
Newport Funding Corp.-144A (Deutsche Bank-ABS
  Program Sponsor)
  1.79%                                        09/06/02       50,000       49,987,569
-------------------------------------------------------------------------------------
  1.76%                                        09/19/02       50,000       49,956,000
-------------------------------------------------------------------------------------
Variable Funding Capital-144A (Wachovia Bank
  N.A.-ABS Program Sponsor)
  1.78%                                        09/12/02       50,000       49,972,806
-------------------------------------------------------------------------------------
  1.70%                                        10/02/02      100,000       99,853,611
-------------------------------------------------------------------------------------
  1.72%                                        10/16/02      100,000       99,785,000
=====================================================================================
                                                                          710,491,718
=====================================================================================

ASSET-BACKED SECURITIES-MULTI-PURPOSE-20.40%

Amsterdam Funding Corp.-144A
  1.76%                                        09/03/02       50,000       49,995,111
-------------------------------------------------------------------------------------
  1.73%                                        09/09/02       65,000       64,975,011
-------------------------------------------------------------------------------------
  1.76%                                        09/23/02       50,000       49,946,222
-------------------------------------------------------------------------------------
  1.76%                                        10/01/02       40,000       39,941,333
-------------------------------------------------------------------------------------
  1.74%                                        10/21/02      100,000       99,758,333
-------------------------------------------------------------------------------------
Barton Capital Corp.-144A
  1.79%                                        09/06/02       30,092       30,084,519
-------------------------------------------------------------------------------------
  1.76%                                        09/11/02       50,000       49,975,556
-------------------------------------------------------------------------------------
Charta Corp.-144A
  1.76%                                        09/18/02       50,000       49,958,445
-------------------------------------------------------------------------------------
  1.77%                                        09/19/02       50,000       49,955,750
-------------------------------------------------------------------------------------
  1.76%                                        09/25/02       50,000       49,941,333
-------------------------------------------------------------------------------------
  1.77%                                        09/27/02      100,000       99,872,167
-------------------------------------------------------------------------------------
  1.74%                                        10/17/02       50,000       49,888,833
-------------------------------------------------------------------------------------
Corporate Receivables Corp.-144A
  1.79%                                        09/05/02      100,000       99,980,111
-------------------------------------------------------------------------------------
  1.79%                                        09/06/02       40,000       39,990,056
-------------------------------------------------------------------------------------
  1.78%                                        09/10/02       40,000       39,982,200
-------------------------------------------------------------------------------------
  1.72%                                        09/24/02       20,000       19,978,022
-------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)          VALUE
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Falcon Asset Securitization Corp.-144A
  1.71%                                        09/19/02   $   50,000   $   49,957,250
-------------------------------------------------------------------------------------
  1.76%                                        10/10/02      100,000       99,809,333
-------------------------------------------------------------------------------------
Jupiter Securitization Corp.-144A
  1.72%                                        09/17/02       50,000       49,961,778
-------------------------------------------------------------------------------------
  1.70%                                        10/11/02       18,153       18,118,711
-------------------------------------------------------------------------------------
Mont Blanc Capital Corp.-144A
  1.73%                                        10/07/02      120,000      119,792,400
-------------------------------------------------------------------------------------
Park Avenue Receivables Corp.-144A
  1.76%                                        09/24/02       50,000       49,943,778
-------------------------------------------------------------------------------------
  1.73%                                        10/15/02       99,461       99,250,695
-------------------------------------------------------------------------------------
Preferred Receivables Funding Corp.-144A
  1.77%                                        09/09/02       35,000       34,986,233
-------------------------------------------------------------------------------------
  1.71%                                        10/10/02       45,000       44,916,638
-------------------------------------------------------------------------------------
Quincy Capital Corp.-144A
  1.79%                                        09/06/02       30,151       30,143,504
-------------------------------------------------------------------------------------
Receivables Capital Corp.-144A
  1.73%                                        09/30/02       38,886       38,831,808
-------------------------------------------------------------------------------------
Windmill Funding Corp.-144A
  1.76%                                        09/03/02       50,000       49,995,111
-------------------------------------------------------------------------------------
  1.76%                                        10/25/02       50,000       49,868,000
=====================================================================================
                                                                        1,619,798,241
=====================================================================================

ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-15.52%

Blue Ridge Asset Funding Corp.-144A
  1.71%                                        10/03/02      150,000      149,772,000
-------------------------------------------------------------------------------------
  1.73%                                        10/04/02      100,000       99,841,417
-------------------------------------------------------------------------------------
  1.71%                                        10/07/02       50,000       49,914,500
-------------------------------------------------------------------------------------
  1.74%                                        10/22/02      100,000       99,753,500
-------------------------------------------------------------------------------------
Corporate Asset Funding Co.-144A
  1.79%                                        09/04/02      100,000       99,985,083
-------------------------------------------------------------------------------------
  1.78%                                        09/13/02       50,000       49,970,334
-------------------------------------------------------------------------------------
Eureka Securitization, Inc.-144A
  1.76%                                        09/18/02      100,000       99,916,889
-------------------------------------------------------------------------------------
  1.72%                                        09/24/02       50,000       49,945,056
-------------------------------------------------------------------------------------
  1.76%                                        09/25/02       50,000       49,941,333
-------------------------------------------------------------------------------------
  1.76%                                        10/01/02      100,000       99,853,333
-------------------------------------------------------------------------------------
  1.73%                                        10/04/02       50,000       49,920,708
-------------------------------------------------------------------------------------
  1.74%                                        10/21/02       50,000       49,879,167
-------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)          VALUE
ASSET-BACKED SECURITIES-TRADE RECEIVABLES-(CONTINUED)

FCAR Owner Trust
  1.78%                                        09/09/02   $  100,000   $   99,960,444
-------------------------------------------------------------------------------------
  1.77%                                        09/11/02       95,000       94,953,292
-------------------------------------------------------------------------------------
  1.76%                                        09/19/02       39,000       38,965,680
-------------------------------------------------------------------------------------
New Center Asset Trust
  1.78%                                        10/25/02       50,000       49,866,500
=====================================================================================
                                                                        1,232,439,236
=====================================================================================

BANKS-10.69%

Citicorp
  1.76%                                        09/26/02      100,000       99,877,778
-------------------------------------------------------------------------------------
  1.76%                                        10/24/02      150,000      149,611,333
-------------------------------------------------------------------------------------
Deutsche Bank Financial Inc.
  1.76%                                        09/16/02      100,000       99,926,667
-------------------------------------------------------------------------------------
UBS Finance Delaware Inc.
  1.75%                                        09/12/02      100,000       99,946,528
-------------------------------------------------------------------------------------
  1.75%                                        09/13/02      100,000       99,941,667
-------------------------------------------------------------------------------------
Wells Fargo & Co.
  1.76%                                        09/04/02       50,000       49,992,667
-------------------------------------------------------------------------------------
  1.76%                                        09/05/02       50,000       49,990,222
-------------------------------------------------------------------------------------
  1.76%                                        09/16/02      100,000       99,926,667
-------------------------------------------------------------------------------------
  1.69%                                        10/01/02      100,000       99,859,166
=====================================================================================
                                                                          849,072,695
=====================================================================================

CONSUMER FINANCE-0.63%

Toyota Motor Credit Corp.
  1.74%                                        10/10/02       50,000       49,905,750
=====================================================================================

DIVERSIFIED FINANCIAL SERVICES-6.91%

American Express Credit Corp.
  1.71%                                        09/30/02      100,000       99,862,250
-------------------------------------------------------------------------------------
  1.72%                                        10/08/02       50,000       49,911,611
-------------------------------------------------------------------------------------
  1.72%                                        10/09/02       50,000       49,909,222
-------------------------------------------------------------------------------------
General Electric Capital Corp.
  1.68%                                        10/11/02      150,000      149,720,000
-------------------------------------------------------------------------------------
Morgan Stanley
  1.72%                                        10/02/02       75,000       74,888,917
-------------------------------------------------------------------------------------
Prudential Funding Corp.
  1.76%                                        09/20/02       25,000       24,976,778
-------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)          VALUE
DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Salomon Smith Barney Holdings, Inc.
  1.72%                                        10/18/02   $  100,000   $   99,775,444
=====================================================================================
                                                                          549,044,222
=====================================================================================

MULTI-LINE INSURANCE-1.26%

AIG Funding, Inc.
  1.68%                                        10/08/02      100,000       99,827,333
=====================================================================================
    Total Financial                                                     5,623,715,979
=====================================================================================
TELECOMMUNICATION SERVICES-0.63%

INTEGRATED TELECOMMUNICATION SERVICES-0.63%

SBC Communications Inc.
  1.75%                                        09/24/02       50,000       49,944,097
=====================================================================================
    Total Telecommunication Services                                       49,944,097
=====================================================================================
    Total Commercial Paper (Cost
      $5,896,428,554)                                                   5,896,428,554
_____________________________________________________________________________________
=====================================================================================
U.S. GOVERNMENT AGENCY SECURITIES-1.00%
Federal Home Loan Bank(a)
  Discount Notes, 1.79% (Cost $79,695,074)     09/03/02       79,703       79,695,074
_____________________________________________________________________________________
=====================================================================================
MASTER NOTE AGREEMENTS-3.84%

Merrill Lynch Mortgage Capital Inc.
  2.04%(b)                                     08/18/03      175,000      175,000,000
-------------------------------------------------------------------------------------
Morgan Stanley
  1.95%(c)                                     09/17/02      130,000      130,000,000
=====================================================================================
    Total Master Note Agreements (Cost
      $305,000,000)                                                       305,000,000
=====================================================================================
    Total Investments (excluding Repurchase
      Agreements)                                                       6,281,123,628
_____________________________________________________________________________________
=====================================================================================
REPURCHASE AGREEMENTS-21.06%(d)
Deutsche Bank Securities Inc. (Germany)
  1.88%(e) (Cost $1,672,408,291)               09/03/02    1,672,408    1,672,408,291
=====================================================================================
TOTAL INVESTMENTS-100.15% (Cost
  $7,953,531,919)(f)                                                    7,953,531,919
_____________________________________________________________________________________
=====================================================================================
OTHER ASSETS LESS LIABILITIES-(0.15%)                                     (12,122,067)
_____________________________________________________________________________________
=====================================================================================
NET ASSETS-100%                                                        $7,941,409,852
_____________________________________________________________________________________
=====================================================================================

Investment Abbreviations:

ABS   - Asset Backed Security
144A  - Represents a security issued under Rule 144A and may be resold to qualified institutional buyers.

Notes to Schedule of Investments:

(a) Securities are traded on a discount basis. In such cases, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) The fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day prior written notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/02.
(c) The fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day oral notice for up to 10% of outstanding amount, otherwise, upon seven business days written notice for more than 10% of outstanding balance. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/02.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure the market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Joint repurchase agreement entered into 08/30/02 with a maturing value of $2,000,417,778. Collateralized by $1,980,041,000 U.S. Government
    obligations, 0% to 6.38% due 11/27/02 to 11/15/11 with an aggregate market value at 08/31/02 of $2,040,000,361.
(f) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

AUGUST 31, 2002

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                              $6,281,123,628
------------------------------------------------------------------------------
Repurchase agreements                                            1,672,408,291
------------------------------------------------------------------------------
Interest receivable                                                    500,563
------------------------------------------------------------------------------
Investment for deferred compensation plan                              196,844
------------------------------------------------------------------------------
Other assets                                                           157,546
==============================================================================
     Total assets                                                7,954,386,872
______________________________________________________________________________
==============================================================================


LIABILITIES:

Payables for:
  Dividends                                                         11,126,313
------------------------------------------------------------------------------
  Deferred compensation plan                                           196,844
------------------------------------------------------------------------------
Accrued distribution fees                                              408,875
------------------------------------------------------------------------------
Accrued directors' fees                                                  7,138
------------------------------------------------------------------------------
Accrued transfer agent fees                                            213,413
------------------------------------------------------------------------------
Accrued operating expenses                                           1,024,437
==============================================================================
  Total liabilities                                                 12,977,020
==============================================================================
Net assets applicable to shares outstanding                     $7,941,409,852
______________________________________________________________________________
==============================================================================


NET ASSETS:

Institutional Class                                             $5,930,290,858
______________________________________________________________________________
==============================================================================
Private Investment Class                                        $  499,451,828
______________________________________________________________________________
==============================================================================
Personal Investment Class                                       $  177,492,780
______________________________________________________________________________
==============================================================================
Cash Management Class                                           $  974,015,675
______________________________________________________________________________
==============================================================================
Reserve Class                                                   $  146,504,981
______________________________________________________________________________
==============================================================================
Resource Class                                                  $  213,653,730
______________________________________________________________________________
==============================================================================


CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Class                                              5,930,307,228
______________________________________________________________________________
==============================================================================
Private Investment Class                                           499,508,811
______________________________________________________________________________
==============================================================================
Personal Investment Class                                          177,434,258
______________________________________________________________________________
==============================================================================
Cash Management Class                                              974,042,919
______________________________________________________________________________
==============================================================================
Reserve Class                                                      146,509,151
______________________________________________________________________________
==============================================================================
Resource Class                                                     213,609,236
______________________________________________________________________________
==============================================================================
Net asset value, offering and redemption price per share for
  each class                                                    $         1.00
______________________________________________________________________________
==============================================================================


See Notes to Financial Statements.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED AUGUST 31, 2002

INVESTMENT INCOME:

Interest                                                        $209,546,113
============================================================================

EXPENSES:

Advisory fees                                                     10,842,465
----------------------------------------------------------------------------
Administrative services fees                                         619,926
----------------------------------------------------------------------------
Custodian fees                                                       485,107
----------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                         2,673,802
----------------------------------------------------------------------------
  Personal Investment Class                                        1,480,635
----------------------------------------------------------------------------
  Cash Management Class                                            1,079,265
----------------------------------------------------------------------------
  Reserve Class                                                    1,412,310
----------------------------------------------------------------------------
  Resource Class                                                     835,098
----------------------------------------------------------------------------
Transfer agent fees                                                1,574,230
----------------------------------------------------------------------------
Directors' fees                                                       55,188
----------------------------------------------------------------------------
Other                                                                507,392
============================================================================
    Total expenses                                                21,565,418
============================================================================
Less: Fees waived                                                 (6,585,158)
----------------------------------------------------------------------------
    Net expenses                                                  14,980,260
============================================================================
Net investment income                                            194,565,853
============================================================================
Net realized gain (loss) from investment securities                   (1,014)
============================================================================
Net increase in net assets resulting from operations            $194,564,839
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED AUGUST 31, 2002 AND 2001

                                                               2002               2001
                                                          ---------------    ---------------
OPERATIONS:

  Net investment income                                   $   194,565,853    $   818,836,477
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities              (1,014)             5,601
============================================================================================
    Net increase in net assets resulting from operations      194,564,839        818,842,078
============================================================================================
Distributions to shareholders from net investment
  income:
  Institutional Class                                        (152,003,031)      (666,693,098)
--------------------------------------------------------------------------------------------
  Private Investment Class                                     (9,135,125)       (30,666,899)
--------------------------------------------------------------------------------------------
  Personal Investment Class                                    (2,982,406)        (9,226,099)
--------------------------------------------------------------------------------------------
  Cash Management Class                                       (20,969,503)       (80,807,991)
--------------------------------------------------------------------------------------------
  Reserve Class                                                (1,671,130)        (6,198,590)
--------------------------------------------------------------------------------------------
  Resource Class                                               (7,804,658)       (25,243,800)
--------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                      (1,909,907,666)    (4,033,888,828)
--------------------------------------------------------------------------------------------
  Private Investment Class                                    (73,145,194)       102,285,791
--------------------------------------------------------------------------------------------
  Personal Investment Class                                   (38,793,383)        73,992,659
--------------------------------------------------------------------------------------------
  Cash Management Class                                      (165,758,781)       (17,609,609)
--------------------------------------------------------------------------------------------
  Reserve Class                                                 2,060,196         13,079,250
--------------------------------------------------------------------------------------------
  Resource Class                                             (239,950,953)      (109,876,504)
============================================================================================
    Net increase (decrease) in net assets                  (2,425,496,795)    (3,972,011,640)
============================================================================================
NET ASSETS:

  Beginning of year                                        10,366,906,647     14,338,918,287
============================================================================================
  End of year                                             $ 7,941,409,852    $10,366,906,647
____________________________________________________________________________________________
============================================================================================
NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)              $ 7,939,981,619    $10,366,907,384
--------------------------------------------------------------------------------------------
  Undistributed net investment income                           1,429,984                 --
--------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                     (1,751)              (737)
============================================================================================
                                                          $ 7,941,409,852    $10,366,906,647
____________________________________________________________________________________________
============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Prime Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Co. (the "Company"). The Company is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end series diversified management investment company. The Company is organized as a Maryland corporation consisting of three separate portfolios. The Fund consists of six different classes of shares that have commenced operations: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The Fund does not expect to realize any long-term capital gains and losses.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Effective January 1, 2002, under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Fund calculated by applying a monthly rate, based upon the annual rate of 0.15% to the average daily net assets of the Fund. AIM has agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.075% of the average daily net assets of the Fund. For the year ended August 31, 2002, AIM waived fees of $4,364,811.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2002, AIM was paid $619,926 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended August 31, 2002, AFS retained $1,464,700 for such services.

  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Company, FMC acts as the exclusive distributor of the Fund's shares. The Company has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. For the year ended August 31, 2002, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,604,281, $991,536, $863,412, $1,133,456 and $668,078, respectively, as compensation under the Plan, and FMC waived fees of $2,220,347.

  Certain officers and directors of the Company are officers and directors of AIM, FMC, and AFS.

  During the year ended August 31, 2002, the Fund paid legal fees of $29,301 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3--DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions to Shareholders:

The tax character of distributions paid during 2002 and 2001 was as follows:

                                                                  2002            2001
                                                              ------------    ------------
Distributions paid from ordinary income                       $194,565,853    $818,836,477
__________________________________________________________________________________________
==========================================================================================


Tax Components of Capital:

As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                 $    1,975,384
----------------------------------------------------------------------------
Post-October capital loss deferral                                    (1,014)
----------------------------------------------------------------------------
Temporary book/tax differences                                      (546,137)
----------------------------------------------------------------------------
Capital (par value and additional paid-in)                     7,939,981,619
============================================================================
    Total net assets                                          $7,941,409,852
____________________________________________________________________________
============================================================================


  Temporary book/tax differences are primarily the result of timing differences for the recognition of directors' deferred compensation and retirement plan expense.

NOTE 5--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of prior year distribution reclassifications and prior year reclassifications on August 31, 2002 undistributed net investment income was increased by $1,429,984 and paid in capital decreased by $1,429,984. This reclassification has no affect on the net assets of the Fund.

NOTE 6--CAPITAL STOCK

Changes in capital stock during the years ended August 31, 2002 and 2001 were as follows:

                                          2002                                  2001
                           ----------------------------------   ------------------------------------
                               SHARES             AMOUNT             SHARES             AMOUNT
                           ---------------   ----------------   ----------------   -----------------
Sold:
  Institutional Class       49,867,711,739   $ 49,867,711,739    107,309,211,497   $ 107,309,211,497
----------------------------------------------------------------------------------------------------
  Private Investment
    Class                    2,478,100,689      2,478,100,689      3,982,266,434       3,982,266,434
----------------------------------------------------------------------------------------------------
  Personal Investment
    Class                    2,372,542,859      2,372,542,859      2,343,265,309       2,343,265,309
----------------------------------------------------------------------------------------------------
  Cash Management Class      5,844,111,815      5,844,111,815     19,362,900,601      19,362,900,601
----------------------------------------------------------------------------------------------------
  Reserve Class              1,426,473,845      1,426,473,845      1,326,929,652       1,326,929,652
----------------------------------------------------------------------------------------------------
  Resource Class             2,197,934,978      2,197,934,978      3,928,640,766       3,928,640,766
====================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class            9,850,826          9,850,826         35,958,277          35,958,277
----------------------------------------------------------------------------------------------------
  Private Investment
    Class                        4,909,338          4,909,338         15,557,611          15,557,611
----------------------------------------------------------------------------------------------------
  Personal Investment
    Class                        3,033,277          3,033,277          8,277,496           8,277,496
----------------------------------------------------------------------------------------------------
  Cash Management Class         13,867,829         13,867,829         34,996,233          34,996,233
----------------------------------------------------------------------------------------------------
  Reserve Class                  1,755,442          1,755,442          6,213,566           6,213,566
----------------------------------------------------------------------------------------------------
  Resource Class                 8,321,610          8,321,610         24,002,724          24,002,724
====================================================================================================
Reacquired:
  Institutional Class      (51,787,470,231)   (51,787,470,231)  (111,379,058,602)   (111,379,058,602)
----------------------------------------------------------------------------------------------------
  Private Investment
    Class                   (2,556,155,221)    (2,556,155,221)    (3,895,538,254)     (3,895,538,254)
----------------------------------------------------------------------------------------------------
  Personal Investment
    Class                   (2,414,369,519)    (2,414,369,519)    (2,277,550,146)     (2,277,550,146)
----------------------------------------------------------------------------------------------------
  Cash Management Class     (6,023,738,425)    (6,023,738,425)   (19,415,506,443)    (19,415,506,443)
----------------------------------------------------------------------------------------------------
  Reserve Class             (1,426,169,091)    (1,426,169,091)    (1,320,063,968)     (1,320,063,968)
----------------------------------------------------------------------------------------------------
  Resource Class            (2,446,207,541)    (2,446,207,541)    (4,062,519,994)     (4,062,519,994)
====================================================================================================
                            (2,425,495,781)  $ (2,425,495,781)    (3,972,017,241)  $  (3,972,017,241)
____________________________________________________________________________________________________
====================================================================================================

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                          PRIVATE INVESTMENT CLASS
                                      ----------------------------------------------------------------
                                                           YEAR ENDED AUGUST 31,
                                      ----------------------------------------------------------------
                                        2002          2001          2000          1999          1998
                                      --------      --------      --------      --------      --------
Net asset value, beginning of period  $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
------------------------------------------------------------------------------------------------------
Net investment income                     0.02          0.05          0.06          0.05          0.05
------------------------------------------------------------------------------------------------------
Less dividends from net investment
  income                                 (0.02)        (0.05)        (0.06)        (0.05)        (0.05)
======================================================================================================
Net asset value, end of period        $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
______________________________________________________________________________________________________
======================================================================================================
Total return                              1.70%         5.14%         5.76%         4.84%         5.39%
______________________________________________________________________________________________________
======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $499,452      $572,597      $470,368      $384,894      $294,811
______________________________________________________________________________________________________
======================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                        0.40%(a)      0.39%         0.39%         0.39%         0.39%
------------------------------------------------------------------------------------------------------
  Without fee waivers                     0.64%(a)      0.59%         0.59%         0.59%         0.59%
______________________________________________________________________________________________________
======================================================================================================
Ratio of net investment income to
  average net assets                      1.75%(a)      5.11%         5.64%         4.72%         5.26%
______________________________________________________________________________________________________
======================================================================================================

(a)  Ratios are based on average daily net assets of $534,760,321.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders
Short-Term Investments Co.:

  We have audited the accompanying statement of assets and liabilities of Prime Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 2002, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or periods in the three-year period ended August 31, 2000 have been audited by other auditors, whose report dated October 6, 2000 expressed an unqualified opinion on such financial highlights.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Portfolio as of August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 20, 2002

PROXY RESULTS (UNAUDITED)
--------------------------------------------------------------------------------

A Special Meeting of Shareholders of Prime Portfolio (the "Fund"), a portfolio of Short-Term Investments Co., a Maryland corporation (the "Company"), was held on December 17, 2001. The meeting was held for the following purpose:

(1) To approve an amendment to the Fund's Master Investment Advisory Agreement with A I M Advisors, Inc. that increases the advisory fees payable by the Fund to A I M Advisors, Inc.

The results of the voting on the above matter were as follows:

                                                               VOTES        WITHHELD/
     MATTER                                  VOTES FOR        AGAINST      ABSTENTIONS
     ------                                  ---------        -------      -----------
(1)  Approval of an amendment to the
     Fund's Master Investment Advisory
     Agreement with A I M Advisors, Inc.
     that increases the advisory fees
     payable by the Fund to A I M
     Advisors, Inc......................
                                           4,206,146,601   1,832,565,569   89,548,678

DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

As of December 31, 2001

The address of each director and officer of Short-Term Investments Co. is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

---------------------------------------------------------------------------------------------------------------
                                DIRECTOR   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND         AND/OR                                                   HELD BY DIRECTOR
POSITION(S) HELD WITH           OFFICER
THE COMPANY                     SINCE
---------------------------------------------------------------------------------------------------------------

INTERESTED PERSON

Robert H. Graham* - 1946         1993      Chairman, President and Chief Executive       None
Director, Chairman and                     Officer, A I M Management Group Inc.
President                                  (financial services holding company);
                                           Chairman and President, A I M Advisors,
                                           Inc. (registered investment advisor);
                                           Director and Senior Vice President, A I M
                                           Capital Management, Inc. (registered
                                           investment advisor); Chairman, A I M
                                           Distributors, Inc. (registered broker
                                           dealer), A I M Fund Services, Inc.
                                           (registered transfer agent) and Fund
                                           Management Company (registered broker
                                           dealer); and Director and Vice Chairman,
                                           AMVESCAP PLC (parent of AIM and a global
                                           investment management firm)

INDEPENDENT DIRECTORS

Frank S. Bayley - 1939           2001      Of Counsel, law firm of Baker & McKenzie      Badgley Funds, Inc.
Director                                                                                 (registered investment
                                                                                         company)

Bruce L. Crockett - 1944         1993      Chairman, Crockett Technology Associates      ACE Limited (insurance
Director                                   (technology consulting company)               company); and
                                                                                         Captaris, Inc.
                                                                                         (unified messaging
                                                                                         provider)

Albert R. Dowden - 1941          2000      Chairman, Cortland Trust, Inc. (registered    None
Director                                   investment company) and DHJ Media, Inc.;
                                           Director, Magellan Insurance Company;
                                           Member of Advisory Board of Rotary Power
                                           International (designer, manufacturer, and
                                           seller of rotary power engines); formerly,
                                           Director, President and CEO, Volvo Group
                                           North America, Inc.; and director of
                                           various affiliated Volvo companies

Edward K. Dunn, Jr. - 1935       1998      Formerly, Chairman, Mercantile Mortgage       None
Director                                   Corp.; Vice Chairman, President and Chief
                                           Operating Officer, Mercantile-Safe Deposit
                                           & Trust Co.; and President, Mercantile
                                           Bankshares Corp.

Jack M. Fields - 1952            1997      Chief Executive Officer, Twenty First         Administaff
Director                                   Century Group, Inc. (government affairs
                                           company)

Carl Frischling - 1937           1993      Partner, law firm of Kramer Levin Naftalis    Cortland Trust, Inc.
Director                                   and Frankel LLP                               (registered investment
                                                                                         company)

Prema Mathai-Davis - 1950        1998      Formerly, Chief Executive Officer, YWCA of    None
Director                                   the USA

Lewis F. Pennock - 1942          1993      Partner, law firm of Pennock & Cooper         None
Director

Ruth H. Quigley - 1935           2001      Retired                                       None
Director

Louis S. Sklar - 1939            1993      Executive Vice President, Development and     None
Director                                   Operations, Hines Interests Limited
                                           Partnership (real estate development
                                           company)

 * Mr. Graham is considered an interested person of the fund because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Company.

--------------------------------------------------------------------------------

As of December 31, 2001

The address of each director and officer of Short-Term Investments Co. is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

-----------------------------------------------------------------------------------------------------------
                            DIRECTOR   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND     AND/OR                                                   HELD BY DIRECTOR
POSITION(S) HELD WITH       OFFICER
THE COMPANY                 SINCE
-----------------------------------------------------------------------------------------------------------

OTHER OFFICERS

Gary T. Crum - 1947          1993      Director and President, A I M Capital         N/A
Senior Vice President                  Management, Inc.; Director and Executive
                                       Vice President, A I M Management Group
                                       Inc.; Director and Senior Vice President,
                                       A I M Advisors, Inc.; and Director, A I M
                                       Distributors, Inc. and AMVESCAP PLC

Carol F. Relihan - 1954      1993      Director, Senior Vice President, General      N/A
Senior Vice President and              Counsel and Secretary, A I M Advisors, Inc.
Secretary                              and A I M Management Group Inc.; Director,
                                       Vice President and General Counsel, Fund
                                       Management Company; and Vice President,
                                       A I M Fund Services, Inc., A I M Capital
                                       Management, Inc. and A I M Distributors,
                                       Inc.

Melville B. Cox - 1943       1993      Vice President and Chief Compliance           N/A
Vice President                         Officer, A I M Advisors, Inc. and A I M
                                       Capital Management, Inc.; and Vice
                                       President, A I M Fund Services, Inc.

Karen Dunn Kelley - 1960     1993      Senior Vice President, A I M Capital          N/A
Vice President                         Management, Inc.; Director and President,
                                       Fund Management Company; and Vice
                                       President, A I M Advisors, Inc.

Dana R. Sutton - 1959        1993      Vice President and Fund Treasurer, A I M      N/A
Vice President and                     Advisors, Inc.
Treasurer
The Statement of Additional Information of the Company includes additional information about the Fund's
Directors and is available upon request, without charge, by calling 1.800.347.4246.
-----------------------------------------------------------------------------------------------------------

OFFICE OF THE FUND      INVESTMENT ADVISOR       DISTRIBUTOR          AUDITORS
11 Greenway Plaza       A I M Advisors, Inc.     Fund Management      Tait, Weller &
Suite 100               11 Greenway Plaza        Company              Baker
Houston, TX 77046       Suite 100                11 Greenway Plaza    1818 Market Street
                        Houston, TX 77046        Suite 100            Philadelphia, PA
                                                 Houston, TX          19103
                                                 77046-1173

COUNSEL TO THE FUND     COUNSEL TO THE           TRANSFER AGENT       CUSTODIAN
                        DIRECTORS
Ballard Spahr                                    A I M Fund           The Bank of New
Andrews & Ingersoll,    Kramer, Levin, Naftalis  Services, Inc.       York
LLP                     & Frankel LLP            P.O. Box 4739        90 Washington
1735 Market Street      919 Third Avenue         Houston, TX          Street, 11th Floor
Philadelphia, PA 19103  New York, NY 10022       77210-4739           New York, NY 10286

                         ANNUAL REPORT / AUGUST 31, 2002

                        SHORT-TERM INVESTMENTS CO. (STIC)

                                 PRIME PORTFOLIO

                                  RESERVE CLASS




         This report may be distributed only to current shareholders or to persons who have received a current prospectus.



PRM-AR-6

[Fund Management Company(SM)
Logo Appears Here]

[AIM LOGO APPEARS HERE]
--Registered Trademark--

                           LETTER TO OUR SHAREHOLDERS

                     DEAR SHAREHOLDER:

[PHOTO OF            This is the report on the Reserve Class of Short-Term
ROBERT H.            Investments Co.'s Prime Portfolio for the fiscal year ended
GRAHAM]              August 31, 2002.

                         The first half of the fiscal year was characterized by
                     economic weakness, declining interest rates and a horrific terrorist attack against the United States. The second half of the fiscal year was characterized by a slowly recovering economy, stable interest rates, wild stock price fluctuations, allegations of corporate governance and accounting misdeeds, plus the growing threat of war between the United States and Iraq.

                         As the fiscal year began, the economy was weakening and
                     the U.S. Federal Reserve (the Fed) was aggressively cutting short-term interest rates to bolster growth. In the third quarter of 2001, gross domestic product (GDP), the broadest measure of economic activity, contracted, and in November the National Bureau of Economic Research declared that the economy had slipped into a manufacturing-led recession in March 2001. While the events of September 11 exacerbated economic weakness and unemployment, consumer spending remained surprisingly strong.

    Short-term interest rates began the fiscal year at 3.75% and ended it at 1.75%, the lowest rate since 1961.

    These and other influences caused many investors to exit the stock market and seek relative safety in money market funds or fixed income investments--even though historically low interest rates depressed yields on such investments. Inflows into money market funds and fixed income investments were strong for the fiscal year as a whole.

YOUR INVESTMENT PORTFOLIO

Amidst an uncertain and volatile market environment, the fund continued to provide attractive income and safety of principal. The fund's weighted average maturity (WAM) remained in the 14-day to 25-day range during the 12 months ended August 31, 2002. As of the end of the reporting period, the WAM stood at 21 days, and seven-day yield for the Reserve Class was 0.87%. The monthly yield was 0.86%. Total net assets in the Reserve Class stood at $146.5 million. Had the advisor and the distributor not waived fees, performance would have been lower.

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit-rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies, according to iMoneyNet Financial Data, Inc.

    The Prime Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in high-grade taxable money

                                                                     (continued)
market instruments with maturities of 60 days or fewer, including U.S. government obligations, bank obligations, commercial paper and selected repurchase agreement securities. An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

As the fiscal year drew to a close, the economy was recovering--but there was uncertainty about the pace of that recovery. First quarter 2002 GDP grew at a robust annualized rate of 5.0%, but second quarter GDP growth was a modest 1.3%. In its July Beige Book report, the Fed reported modest and uneven growth across sectors and regions, mixed retail sales, an improving manufacturing industry, and a relatively stable labor market.

    Together with the lack of any inflationary threat, these signals are likely to prompt the Fed to wait for more definitive data before adjusting interest rates up or down.

    AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002

                                                             PAR
                                               MATURITY     (000)          VALUE
COMMERCIAL PAPER-74.25%(a)
CONSUMER DISCRETIONARY-1.55%

AUTOMOBILE MANUFACTURERS-1.26%

Volkswagen of America, Inc.
  1.76%                                        09/10/02   $  100,000   $   99,956,000
=====================================================================================

PUBLISHING-0.29%

Gannett Co., Inc.
  1.76%                                        09/11/02       23,000       22,988,756
=====================================================================================
    Total Consumer Discretionary                                          122,944,756
=====================================================================================
ENERGY-1.26%

INTEGRATED OIL & GAS-1.26%

ChevronTexaco Corp.
  1.67%                                        10/09/02      100,000       99,823,722
=====================================================================================
    Total Energy                                                           99,823,722
=====================================================================================
FINANCIALS-70.81%

ASSET-BACKED SECURITIES-COMMERCIAL
  LOANS/LEASES-4.26%

Fleet Funding Corp.-144A
  1.73%                                        10/17/02       74,355       74,190,634
-------------------------------------------------------------------------------------
Fountain Square Commercial Funding Corp.-144A
  1.79%                                        09/05/02       50,000       49,990,056
-------------------------------------------------------------------------------------
  1.72%                                        10/07/02       75,000       74,871,000
-------------------------------------------------------------------------------------
Stellar Funding Group, Inc.-144A
  1.76%                                        09/03/02      100,000       99,990,222
-------------------------------------------------------------------------------------
  1.75%                                        10/21/02       39,384       39,288,275
=====================================================================================
                                                                          338,330,187
=====================================================================================

ASSET-BACKED SECURITIES-CONSUMER
  RECEIVABLES-2.20%

Old Line Funding Corp.-144A
  1.77%                                        09/12/02       22,444       22,431,862
-------------------------------------------------------------------------------------
Thunder Bay Funding, Inc.-144A
  1.78%                                        09/10/02       59,957       59,930,319
-------------------------------------------------------------------------------------
  1.78%                                        09/13/02       37,805       37,782,569
-------------------------------------------------------------------------------------
  1.72%                                        10/15/02       54,777       54,661,847
=====================================================================================
                                                                          174,806,597
=====================================================================================

                                                             PAR
                                               MATURITY     (000)          VALUE

ASSET-BACKED SECURITIES-FULLY BACKED-8.94%

Aspen Funding Corp.-144A (Deutsche Bank-ABS
  Program Sponsor)
  1.72%                                        09/23/02   $  100,000   $   99,894,889
-------------------------------------------------------------------------------------
Forrestal Funding Master Trust-144A (Bank of
  America N.A.-ABS Program Sponsor)
  1.76%                                        09/20/02      111,323      111,219,593
-------------------------------------------------------------------------------------
  1.76%                                        09/25/02      100,000       99,882,667
-------------------------------------------------------------------------------------
  1.74%                                        09/26/02       50,000       49,939,583
-------------------------------------------------------------------------------------
Newport Funding Corp.-144A (Deutsche Bank-ABS
  Program Sponsor)
  1.79%                                        09/06/02       50,000       49,987,569
-------------------------------------------------------------------------------------
  1.76%                                        09/19/02       50,000       49,956,000
-------------------------------------------------------------------------------------
Variable Funding Capital-144A (Wachovia Bank
  N.A.-ABS Program Sponsor)
  1.78%                                        09/12/02       50,000       49,972,806
-------------------------------------------------------------------------------------
  1.70%                                        10/02/02      100,000       99,853,611
-------------------------------------------------------------------------------------
  1.72%                                        10/16/02      100,000       99,785,000
=====================================================================================
                                                                          710,491,718
=====================================================================================

ASSET-BACKED SECURITIES-MULTI-PURPOSE-20.40%

Amsterdam Funding Corp.-144A
  1.76%                                        09/03/02       50,000       49,995,111
-------------------------------------------------------------------------------------
  1.73%                                        09/09/02       65,000       64,975,011
-------------------------------------------------------------------------------------
  1.76%                                        09/23/02       50,000       49,946,222
-------------------------------------------------------------------------------------
  1.76%                                        10/01/02       40,000       39,941,333
-------------------------------------------------------------------------------------
  1.74%                                        10/21/02      100,000       99,758,333
-------------------------------------------------------------------------------------
Barton Capital Corp.-144A
  1.79%                                        09/06/02       30,092       30,084,519
-------------------------------------------------------------------------------------
  1.76%                                        09/11/02       50,000       49,975,556
-------------------------------------------------------------------------------------
Charta Corp.-144A
  1.76%                                        09/18/02       50,000       49,958,445
-------------------------------------------------------------------------------------
  1.77%                                        09/19/02       50,000       49,955,750
-------------------------------------------------------------------------------------
  1.76%                                        09/25/02       50,000       49,941,333
-------------------------------------------------------------------------------------
  1.77%                                        09/27/02      100,000       99,872,167
-------------------------------------------------------------------------------------
  1.74%                                        10/17/02       50,000       49,888,833
-------------------------------------------------------------------------------------
Corporate Receivables Corp.-144A
  1.79%                                        09/05/02      100,000       99,980,111
-------------------------------------------------------------------------------------
  1.79%                                        09/06/02       40,000       39,990,056
-------------------------------------------------------------------------------------
  1.78%                                        09/10/02       40,000       39,982,200
-------------------------------------------------------------------------------------
  1.72%                                        09/24/02       20,000       19,978,022
-------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)          VALUE
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Falcon Asset Securitization Corp.-144A
  1.71%                                        09/19/02   $   50,000   $   49,957,250
-------------------------------------------------------------------------------------
  1.76%                                        10/10/02      100,000       99,809,333
-------------------------------------------------------------------------------------
Jupiter Securitization Corp.-144A
  1.72%                                        09/17/02       50,000       49,961,778
-------------------------------------------------------------------------------------
  1.70%                                        10/11/02       18,153       18,118,711
-------------------------------------------------------------------------------------
Mont Blanc Capital Corp.-144A
  1.73%                                        10/07/02      120,000      119,792,400
-------------------------------------------------------------------------------------
Park Avenue Receivables Corp.-144A
  1.76%                                        09/24/02       50,000       49,943,778
-------------------------------------------------------------------------------------
  1.73%                                        10/15/02       99,461       99,250,695
-------------------------------------------------------------------------------------
Preferred Receivables Funding Corp.-144A
  1.77%                                        09/09/02       35,000       34,986,233
-------------------------------------------------------------------------------------
  1.71%                                        10/10/02       45,000       44,916,638
-------------------------------------------------------------------------------------
Quincy Capital Corp.-144A
  1.79%                                        09/06/02       30,151       30,143,504
-------------------------------------------------------------------------------------
Receivables Capital Corp.-144A
  1.73%                                        09/30/02       38,886       38,831,808
-------------------------------------------------------------------------------------
Windmill Funding Corp.-144A
  1.76%                                        09/03/02       50,000       49,995,111
-------------------------------------------------------------------------------------
  1.76%                                        10/25/02       50,000       49,868,000
=====================================================================================
                                                                        1,619,798,241
=====================================================================================

ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-15.52%

Blue Ridge Asset Funding Corp.-144A
  1.71%                                        10/03/02      150,000      149,772,000
-------------------------------------------------------------------------------------
  1.73%                                        10/04/02      100,000       99,841,417
-------------------------------------------------------------------------------------
  1.71%                                        10/07/02       50,000       49,914,500
-------------------------------------------------------------------------------------
  1.74%                                        10/22/02      100,000       99,753,500
-------------------------------------------------------------------------------------
Corporate Asset Funding Co.-144A
  1.79%                                        09/04/02      100,000       99,985,083
-------------------------------------------------------------------------------------
  1.78%                                        09/13/02       50,000       49,970,334
-------------------------------------------------------------------------------------
Eureka Securitization, Inc.-144A
  1.76%                                        09/18/02      100,000       99,916,889
-------------------------------------------------------------------------------------
  1.72%                                        09/24/02       50,000       49,945,056
-------------------------------------------------------------------------------------
  1.76%                                        09/25/02       50,000       49,941,333
-------------------------------------------------------------------------------------
  1.76%                                        10/01/02      100,000       99,853,333
-------------------------------------------------------------------------------------
  1.73%                                        10/04/02       50,000       49,920,708
-------------------------------------------------------------------------------------
  1.74%                                        10/21/02       50,000       49,879,167
-------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)          VALUE
ASSET-BACKED SECURITIES-TRADE RECEIVABLES-(CONTINUED)

FCAR Owner Trust
  1.78%                                        09/09/02   $  100,000   $   99,960,444
-------------------------------------------------------------------------------------
  1.77%                                        09/11/02       95,000       94,953,292
-------------------------------------------------------------------------------------
  1.76%                                        09/19/02       39,000       38,965,680
-------------------------------------------------------------------------------------
New Center Asset Trust
  1.78%                                        10/25/02       50,000       49,866,500
=====================================================================================
                                                                        1,232,439,236
=====================================================================================

BANKS-10.69%

Citicorp
  1.76%                                        09/26/02      100,000       99,877,778
-------------------------------------------------------------------------------------
  1.76%                                        10/24/02      150,000      149,611,333
-------------------------------------------------------------------------------------
Deutsche Bank Financial Inc.
  1.76%                                        09/16/02      100,000       99,926,667
-------------------------------------------------------------------------------------
UBS Finance Delaware Inc.
  1.75%                                        09/12/02      100,000       99,946,528
-------------------------------------------------------------------------------------
  1.75%                                        09/13/02      100,000       99,941,667
-------------------------------------------------------------------------------------
Wells Fargo & Co.
  1.76%                                        09/04/02       50,000       49,992,667
-------------------------------------------------------------------------------------
  1.76%                                        09/05/02       50,000       49,990,222
-------------------------------------------------------------------------------------
  1.76%                                        09/16/02      100,000       99,926,667
-------------------------------------------------------------------------------------
  1.69%                                        10/01/02      100,000       99,859,166
=====================================================================================
                                                                          849,072,695
=====================================================================================

CONSUMER FINANCE-0.63%

Toyota Motor Credit Corp.
  1.74%                                        10/10/02       50,000       49,905,750
=====================================================================================

DIVERSIFIED FINANCIAL SERVICES-6.91%

American Express Credit Corp.
  1.71%                                        09/30/02      100,000       99,862,250
-------------------------------------------------------------------------------------
  1.72%                                        10/08/02       50,000       49,911,611
-------------------------------------------------------------------------------------
  1.72%                                        10/09/02       50,000       49,909,222
-------------------------------------------------------------------------------------
General Electric Capital Corp.
  1.68%                                        10/11/02      150,000      149,720,000
-------------------------------------------------------------------------------------
Morgan Stanley
  1.72%                                        10/02/02       75,000       74,888,917
-------------------------------------------------------------------------------------
Prudential Funding Corp.
  1.76%                                        09/20/02       25,000       24,976,778
-------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)          VALUE
DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Salomon Smith Barney Holdings, Inc.
  1.72%                                        10/18/02   $  100,000   $   99,775,444
=====================================================================================
                                                                          549,044,222
=====================================================================================

MULTI-LINE INSURANCE-1.26%

AIG Funding, Inc.
  1.68%                                        10/08/02      100,000       99,827,333
=====================================================================================
    Total Financial                                                     5,623,715,979
=====================================================================================
TELECOMMUNICATION SERVICES-0.63%

INTEGRATED TELECOMMUNICATION SERVICES-0.63%

SBC Communications Inc.
  1.75%                                        09/24/02       50,000       49,944,097
=====================================================================================
    Total Telecommunication Services                                       49,944,097
=====================================================================================
    Total Commercial Paper (Cost
      $5,896,428,554)                                                   5,896,428,554
_____________________________________________________________________________________
=====================================================================================
U.S. GOVERNMENT AGENCY SECURITIES-1.00%
Federal Home Loan Bank(a)
  Discount Notes, 1.79% (Cost $79,695,074)     09/03/02       79,703       79,695,074
_____________________________________________________________________________________
=====================================================================================
MASTER NOTE AGREEMENTS-3.84%

Merrill Lynch Mortgage Capital Inc.
  2.04%(b)                                     08/18/03      175,000      175,000,000
-------------------------------------------------------------------------------------
Morgan Stanley
  1.95%(c)                                     09/17/02      130,000      130,000,000
=====================================================================================
    Total Master Note Agreements (Cost
      $305,000,000)                                                       305,000,000
=====================================================================================
    Total Investments (excluding Repurchase
      Agreements)                                                       6,281,123,628
_____________________________________________________________________________________
=====================================================================================
REPURCHASE AGREEMENTS-21.06%(d)
Deutsche Bank Securities Inc. (Germany)
  1.88%(e) (Cost $1,672,408,291)               09/03/02    1,672,408    1,672,408,291
=====================================================================================
TOTAL INVESTMENTS-100.15% (Cost
  $7,953,531,919)(f)                                                    7,953,531,919
_____________________________________________________________________________________
=====================================================================================
OTHER ASSETS LESS LIABILITIES-(0.15%)                                     (12,122,067)
_____________________________________________________________________________________
=====================================================================================
NET ASSETS-100%                                                        $7,941,409,852
_____________________________________________________________________________________
=====================================================================================

Investment Abbreviations:

ABS   - Asset Backed Security
144A  - Represents a security issued under Rule 144A and may be resold to qualified institutional buyers.

Notes to Schedule of Investments:

(a) Securities are traded on a discount basis. In such cases, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) The fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day prior written notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/02.
(c) The fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day oral notice for up to 10% of outstanding amount, otherwise, upon seven business days written notice for more than 10% of outstanding balance. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/02.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure the market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Joint repurchase agreement entered into 08/30/02 with a maturing value of $2,000,417,778. Collateralized by $1,980,041,000 U.S. Government
    obligations, 0% to 6.38% due 11/27/02 to 11/15/11 with an aggregate market value at 08/31/02 of $2,040,000,361.
(f) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

AUGUST 31, 2002

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                              $6,281,123,628
------------------------------------------------------------------------------
Repurchase agreements                                            1,672,408,291
------------------------------------------------------------------------------
Interest receivable                                                    500,563
------------------------------------------------------------------------------
Investment for deferred compensation plan                              196,844
------------------------------------------------------------------------------
Other assets                                                           157,546
==============================================================================
     Total assets                                                7,954,386,872
______________________________________________________________________________
==============================================================================


LIABILITIES:

Payables for:
  Dividends                                                         11,126,313
------------------------------------------------------------------------------
  Deferred compensation plan                                           196,844
------------------------------------------------------------------------------
Accrued distribution fees                                              408,875
------------------------------------------------------------------------------
Accrued directors' fees                                                  7,138
------------------------------------------------------------------------------
Accrued transfer agent fees                                            213,413
------------------------------------------------------------------------------
Accrued operating expenses                                           1,024,437
==============================================================================
  Total liabilities                                                 12,977,020
==============================================================================
Net assets applicable to shares outstanding                     $7,941,409,852
______________________________________________________________________________
==============================================================================


NET ASSETS:

Institutional Class                                             $5,930,290,858
______________________________________________________________________________
==============================================================================
Private Investment Class                                        $  499,451,828
______________________________________________________________________________
==============================================================================
Personal Investment Class                                       $  177,492,780
______________________________________________________________________________
==============================================================================
Cash Management Class                                           $  974,015,675
______________________________________________________________________________
==============================================================================
Reserve Class                                                   $  146,504,981
______________________________________________________________________________
==============================================================================
Resource Class                                                  $  213,653,730
______________________________________________________________________________
==============================================================================


CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Class                                              5,930,307,228
______________________________________________________________________________
==============================================================================
Private Investment Class                                           499,508,811
______________________________________________________________________________
==============================================================================
Personal Investment Class                                          177,434,258
______________________________________________________________________________
==============================================================================
Cash Management Class                                              974,042,919
______________________________________________________________________________
==============================================================================
Reserve Class                                                      146,509,151
______________________________________________________________________________
==============================================================================
Resource Class                                                     213,609,236
______________________________________________________________________________
==============================================================================
Net asset value, offering and redemption price per share for
  each class                                                    $         1.00
______________________________________________________________________________
==============================================================================


See Notes to Financial Statements.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED AUGUST 31, 2002

INVESTMENT INCOME:

Interest                                                        $209,546,113
============================================================================

EXPENSES:

Advisory fees                                                     10,842,465
----------------------------------------------------------------------------
Administrative services fees                                         619,926
----------------------------------------------------------------------------
Custodian fees                                                       485,107
----------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                         2,673,802
----------------------------------------------------------------------------
  Personal Investment Class                                        1,480,635
----------------------------------------------------------------------------
  Cash Management Class                                            1,079,265
----------------------------------------------------------------------------
  Reserve Class                                                    1,412,310
----------------------------------------------------------------------------
  Resource Class                                                     835,098
----------------------------------------------------------------------------
Transfer agent fees                                                1,574,230
----------------------------------------------------------------------------
Directors' fees                                                       55,188
----------------------------------------------------------------------------
Other                                                                507,392
============================================================================
    Total expenses                                                21,565,418
============================================================================
Less: Fees waived                                                 (6,585,158)
----------------------------------------------------------------------------
    Net expenses                                                  14,980,260
============================================================================
Net investment income                                            194,565,853
============================================================================
Net realized gain (loss) from investment securities                   (1,014)
============================================================================
Net increase in net assets resulting from operations            $194,564,839
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED AUGUST 31, 2002 AND 2001

                                                               2002               2001
                                                          ---------------    ---------------
OPERATIONS:

  Net investment income                                   $   194,565,853    $   818,836,477
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities              (1,014)             5,601
============================================================================================
    Net increase in net assets resulting from operations      194,564,839        818,842,078
============================================================================================
Distributions to shareholders from net investment
  income:
  Institutional Class                                        (152,003,031)      (666,693,098)
--------------------------------------------------------------------------------------------
  Private Investment Class                                     (9,135,125)       (30,666,899)
--------------------------------------------------------------------------------------------
  Personal Investment Class                                    (2,982,406)        (9,226,099)
--------------------------------------------------------------------------------------------
  Cash Management Class                                       (20,969,503)       (80,807,991)
--------------------------------------------------------------------------------------------
  Reserve Class                                                (1,671,130)        (6,198,590)
--------------------------------------------------------------------------------------------
  Resource Class                                               (7,804,658)       (25,243,800)
--------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                      (1,909,907,666)    (4,033,888,828)
--------------------------------------------------------------------------------------------
  Private Investment Class                                    (73,145,194)       102,285,791
--------------------------------------------------------------------------------------------
  Personal Investment Class                                   (38,793,383)        73,992,659
--------------------------------------------------------------------------------------------
  Cash Management Class                                      (165,758,781)       (17,609,609)
--------------------------------------------------------------------------------------------
  Reserve Class                                                 2,060,196         13,079,250
--------------------------------------------------------------------------------------------
  Resource Class                                             (239,950,953)      (109,876,504)
============================================================================================
    Net increase (decrease) in net assets                  (2,425,496,795)    (3,972,011,640)
============================================================================================
NET ASSETS:

  Beginning of year                                        10,366,906,647     14,338,918,287
============================================================================================
  End of year                                             $ 7,941,409,852    $10,366,906,647
____________________________________________________________________________________________
============================================================================================
NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)              $ 7,939,981,619    $10,366,907,384
--------------------------------------------------------------------------------------------
  Undistributed net investment income                           1,429,984                 --
--------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                     (1,751)              (737)
============================================================================================
                                                          $ 7,941,409,852    $10,366,906,647
____________________________________________________________________________________________
============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Prime Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Co. (the "Company"). The Company is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end series diversified management investment company. The Company is organized as a Maryland corporation consisting of three separate portfolios. The Fund consists of six different classes of shares that have commenced operations: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The Fund does not expect to realize any long-term capital gains and losses.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Effective January 1, 2002, under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Fund calculated by applying a monthly rate, based upon the annual rate of 0.15% to the average daily net assets of the Fund. AIM has agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.075% of the average daily net assets of the Fund. For the year ended August 31, 2002, AIM waived fees of $4,364,811.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2002, AIM was paid $619,926 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended August 31, 2002, AFS retained $1,464,700 for such services.

  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Company, FMC acts as the exclusive distributor of the Fund's shares. The Company has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. For the year ended August 31, 2002, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,604,281, $991,536, $863,412, $1,133,456 and $668,078, respectively, as compensation under the Plan, and FMC waived fees of $2,220,347.

  Certain officers and directors of the Company are officers and directors of AIM, FMC, and AFS.

  During the year ended August 31, 2002, the Fund paid legal fees of $29,301 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3--DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions to Shareholders:

The tax character of distributions paid during 2002 and 2001 was as follows:

                                                                  2002            2001
                                                              ------------    ------------
Distributions paid from ordinary income                       $194,565,853    $818,836,477
__________________________________________________________________________________________
==========================================================================================


Tax Components of Capital:

As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                 $    1,975,384
----------------------------------------------------------------------------
Post-October capital loss deferral                                    (1,014)
----------------------------------------------------------------------------
Temporary book/tax differences                                      (546,137)
----------------------------------------------------------------------------
Capital (par value and additional paid-in)                     7,939,981,619
============================================================================
    Total net assets                                          $7,941,409,852
____________________________________________________________________________
============================================================================


  Temporary book/tax differences are primarily the result of timing differences for the recognition of directors' deferred compensation and retirement plan expense.

NOTE 5--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of prior year distribution reclassifications and prior year reclassifications on August 31, 2002 undistributed net investment income was increased by $1,429,984 and paid in capital decreased by $1,429,984. This reclassification has no affect on the net assets of the Fund.

NOTE 6--CAPITAL STOCK

Changes in capital stock during the years ended August 31, 2002 and 2001 were as follows:

                                          2002                                  2001
                           ----------------------------------   ------------------------------------
                               SHARES             AMOUNT             SHARES             AMOUNT
                           ---------------   ----------------   ----------------   -----------------
Sold:
  Institutional Class       49,867,711,739   $ 49,867,711,739    107,309,211,497   $ 107,309,211,497
----------------------------------------------------------------------------------------------------
  Private Investment
    Class                    2,478,100,689      2,478,100,689      3,982,266,434       3,982,266,434
----------------------------------------------------------------------------------------------------
  Personal Investment
    Class                    2,372,542,859      2,372,542,859      2,343,265,309       2,343,265,309
----------------------------------------------------------------------------------------------------
  Cash Management Class      5,844,111,815      5,844,111,815     19,362,900,601      19,362,900,601
----------------------------------------------------------------------------------------------------
  Reserve Class              1,426,473,845      1,426,473,845      1,326,929,652       1,326,929,652
----------------------------------------------------------------------------------------------------
  Resource Class             2,197,934,978      2,197,934,978      3,928,640,766       3,928,640,766
====================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class            9,850,826          9,850,826         35,958,277          35,958,277
----------------------------------------------------------------------------------------------------
  Private Investment
    Class                        4,909,338          4,909,338         15,557,611          15,557,611
----------------------------------------------------------------------------------------------------
  Personal Investment
    Class                        3,033,277          3,033,277          8,277,496           8,277,496
----------------------------------------------------------------------------------------------------
  Cash Management Class         13,867,829         13,867,829         34,996,233          34,996,233
----------------------------------------------------------------------------------------------------
  Reserve Class                  1,755,442          1,755,442          6,213,566           6,213,566
----------------------------------------------------------------------------------------------------
  Resource Class                 8,321,610          8,321,610         24,002,724          24,002,724
====================================================================================================
Reacquired:
  Institutional Class      (51,787,470,231)   (51,787,470,231)  (111,379,058,602)   (111,379,058,602)
----------------------------------------------------------------------------------------------------
  Private Investment
    Class                   (2,556,155,221)    (2,556,155,221)    (3,895,538,254)     (3,895,538,254)
----------------------------------------------------------------------------------------------------
  Personal Investment
    Class                   (2,414,369,519)    (2,414,369,519)    (2,277,550,146)     (2,277,550,146)
----------------------------------------------------------------------------------------------------
  Cash Management Class     (6,023,738,425)    (6,023,738,425)   (19,415,506,443)    (19,415,506,443)
----------------------------------------------------------------------------------------------------
  Reserve Class             (1,426,169,091)    (1,426,169,091)    (1,320,063,968)     (1,320,063,968)
----------------------------------------------------------------------------------------------------
  Resource Class            (2,446,207,541)    (2,446,207,541)    (4,062,519,994)     (4,062,519,994)
====================================================================================================
                            (2,425,495,781)  $ (2,425,495,781)    (3,972,017,241)  $  (3,972,017,241)
____________________________________________________________________________________________________
====================================================================================================

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                             RESERVE CLASS
                                      ------------------------------------------------------------
                                                                                   JANUARY 4, 1999
                                                                                     (DATE SALES
                                              YEAR ENDED AUGUST 31,                 COMMENCED) TO
                                      --------------------------------------         AUGUST 31,
                                        2002           2001           2000              1999
                                      --------       --------       --------       ---------------
Net asset value, beginning of period  $   1.00       $   1.00       $   1.00          $   1.00
--------------------------------------------------------------------------------------------------
Net investment income                     0.01           0.05           0.05              0.03
--------------------------------------------------------------------------------------------------
Less dividends from net investment
  income                                 (0.01)         (0.05)         (0.05)            (0.03)
==================================================================================================
Net asset value, end of period        $   1.00       $   1.00       $   1.00          $   1.00
__________________________________________________________________________________________________
==================================================================================================
Total return(a)                           1.19%          4.62%          5.24%             2.73%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $146,505       $144,449       $131,370          $121,783
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                        0.90%(b)       0.89%          0.89%             0.89%(c)
--------------------------------------------------------------------------------------------------
  Without fee waivers                     1.14%(b)       1.09%          1.09%             1.09%(c)
__________________________________________________________________________________________________
==================================================================================================
Ratio of net investment income to
  average net assets                      1.25%(b)       4.61%          5.14%             4.22%(c)
__________________________________________________________________________________________________
==================================================================================================

(a)  Not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $141,231,010.
(c)  Annualized.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders
Short-Term Investments Co.:

  We have audited the accompanying statement of assets and liabilities of Prime Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 2002, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or periods in the three-year period ended August 31, 2000 have been audited by other auditors, whose report dated October 6, 2000 expressed an unqualified opinion on such financial highlights.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Portfolio as of August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 20, 2002

PROXY RESULTS (UNAUDITED)
--------------------------------------------------------------------------------

A Special Meeting of Shareholders of Prime Portfolio (the "Fund"), a portfolio of Short-Term Investments Co., a Maryland corporation (the "Company"), was held on December 17, 2001. The meeting was held for the following purpose:

(1) To approve an amendment to the Fund's Master Investment Advisory Agreement with A I M Advisors, Inc. that increases the advisory fees payable by the Fund to A I M Advisors, Inc.

The results of the voting on the above matter were as follows:

                                                               VOTES        WITHHELD/
     MATTER                                  VOTES FOR        AGAINST      ABSTENTIONS
     ------                                  ---------        -------      -----------
(1)  Approval of an amendment to the
     Fund's Master Investment Advisory
     Agreement with A I M Advisors, Inc.
     that increases the advisory fees
     payable by the Fund to A I M
     Advisors, Inc......................
                                           4,206,146,601   1,832,565,569   89,548,678

DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

As of December 31, 2001

The address of each director and officer of Short-Term Investments Co. is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

---------------------------------------------------------------------------------------------------------------
                                DIRECTOR   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND         AND/OR                                                   HELD BY DIRECTOR
POSITION(S) HELD WITH           OFFICER
THE COMPANY                     SINCE
---------------------------------------------------------------------------------------------------------------

INTERESTED PERSON

Robert H. Graham* - 1946         1993      Chairman, President and Chief Executive       None
Director, Chairman and                     Officer, A I M Management Group Inc.
President                                  (financial services holding company);
                                           Chairman and President, A I M Advisors,
                                           Inc. (registered investment advisor);
                                           Director and Senior Vice President, A I M
                                           Capital Management, Inc. (registered
                                           investment advisor); Chairman, A I M
                                           Distributors, Inc. (registered broker
                                           dealer), A I M Fund Services, Inc.
                                           (registered transfer agent) and Fund
                                           Management Company (registered broker
                                           dealer); and Director and Vice Chairman,
                                           AMVESCAP PLC (parent of AIM and a global
                                           investment management firm)

INDEPENDENT DIRECTORS

Frank S. Bayley - 1939           2001      Of Counsel, law firm of Baker & McKenzie      Badgley Funds, Inc.
Director                                                                                 (registered investment
                                                                                         company)

Bruce L. Crockett - 1944         1993      Chairman, Crockett Technology Associates      ACE Limited (insurance
Director                                   (technology consulting company)               company); and
                                                                                         Captaris, Inc.
                                                                                         (unified messaging
                                                                                         provider)

Albert R. Dowden - 1941          2000      Chairman, Cortland Trust, Inc. (registered    None
Director                                   investment company) and DHJ Media, Inc.;
                                           Director, Magellan Insurance Company;
                                           Member of Advisory Board of Rotary Power
                                           International (designer, manufacturer, and
                                           seller of rotary power engines); formerly,
                                           Director, President and CEO, Volvo Group
                                           North America, Inc.; and director of
                                           various affiliated Volvo companies

Edward K. Dunn, Jr. - 1935       1998      Formerly, Chairman, Mercantile Mortgage       None
Director                                   Corp.; Vice Chairman, President and Chief
                                           Operating Officer, Mercantile-Safe Deposit
                                           & Trust Co.; and President, Mercantile
                                           Bankshares Corp.

Jack M. Fields - 1952            1997      Chief Executive Officer, Twenty First         Administaff
Director                                   Century Group, Inc. (government affairs
                                           company)

Carl Frischling - 1937           1993      Partner, law firm of Kramer Levin Naftalis    Cortland Trust, Inc.
Director                                   and Frankel LLP                               (registered investment
                                                                                         company)

Prema Mathai-Davis - 1950        1998      Formerly, Chief Executive Officer, YWCA of    None
Director                                   the USA

Lewis F. Pennock - 1942          1993      Partner, law firm of Pennock & Cooper         None
Director

Ruth H. Quigley - 1935           2001      Retired                                       None
Director

Louis S. Sklar - 1939            1993      Executive Vice President, Development and     None
Director                                   Operations, Hines Interests Limited
                                           Partnership (real estate development
                                           company)

 * Mr. Graham is considered an interested person of the fund because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Company.

--------------------------------------------------------------------------------

As of December 31, 2001

The address of each director and officer of Short-Term Investments Co. is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

-----------------------------------------------------------------------------------------------------------
                            DIRECTOR   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND     AND/OR                                                   HELD BY DIRECTOR
POSITION(S) HELD WITH       OFFICER
THE COMPANY                 SINCE
-----------------------------------------------------------------------------------------------------------

OTHER OFFICERS

Gary T. Crum - 1947          1993      Director and President, A I M Capital         N/A
Senior Vice President                  Management, Inc.; Director and Executive
                                       Vice President, A I M Management Group
                                       Inc.; Director and Senior Vice President,
                                       A I M Advisors, Inc.; and Director, A I M
                                       Distributors, Inc. and AMVESCAP PLC

Carol F. Relihan - 1954      1993      Director, Senior Vice President, General      N/A
Senior Vice President and              Counsel and Secretary, A I M Advisors, Inc.
Secretary                              and A I M Management Group Inc.; Director,
                                       Vice President and General Counsel, Fund
                                       Management Company; and Vice President,
                                       A I M Fund Services, Inc., A I M Capital
                                       Management, Inc. and A I M Distributors,
                                       Inc.

Melville B. Cox - 1943       1993      Vice President and Chief Compliance           N/A
Vice President                         Officer, A I M Advisors, Inc. and A I M
                                       Capital Management, Inc.; and Vice
                                       President, A I M Fund Services, Inc.

Karen Dunn Kelley - 1960     1993      Senior Vice President, A I M Capital          N/A
Vice President                         Management, Inc.; Director and President,
                                       Fund Management Company; and Vice
                                       President, A I M Advisors, Inc.

Dana R. Sutton - 1959        1993      Vice President and Fund Treasurer, A I M      N/A
Vice President and                     Advisors, Inc.
Treasurer
The Statement of Additional Information of the Company includes additional information about the Fund's
Directors and is available upon request, without charge, by calling 1.800.347.4246.
-----------------------------------------------------------------------------------------------------------

OFFICE OF THE FUND      INVESTMENT ADVISOR       DISTRIBUTOR          AUDITORS
11 Greenway Plaza       A I M Advisors, Inc.     Fund Management      Tait, Weller &
Suite 100               11 Greenway Plaza        Company              Baker
Houston, TX 77046       Suite 100                11 Greenway Plaza    1818 Market Street
                        Houston, TX 77046        Suite 100            Philadelphia, PA
                                                 Houston, TX          19103
                                                 77046-1173

COUNSEL TO THE FUND     COUNSEL TO THE           TRANSFER AGENT       CUSTODIAN
                        DIRECTORS
Ballard Spahr                                    A I M Fund           The Bank of New
Andrews & Ingersoll,    Kramer, Levin, Naftalis  Services, Inc.       York
LLP                     & Frankel LLP            P.O. Box 4739        90 Washington
1735 Market Street      919 Third Avenue         Houston, TX          Street, 11th Floor
Philadelphia, PA 19103  New York, NY 10022       77210-4739           New York, NY 10286

                         ANNUAL REPORT / AUGUST 31, 2002

                        SHORT-TERM INVESTMENTS CO. (STIC)

                                 PRIME PORTFOLIO

                                 RESOURCE CLASS


         This report may be distributed only to current shareholders or to persons who have received a current prospectus.


PRM-AR-5

[Fund Management Company(SM)
Logo Appears Here]

[AIM LOGO APPEARS HERE]
--Registered Trademark--

                           LETTER TO OUR SHAREHOLDERS

                     DEAR SHAREHOLDER:

[PHOTO OF            This is the report on the Resource Class of Short-Term
ROBERT H.            Investments Co.'s Prime Portfolio for the fiscal year ended
GRAHAM]              August 31, 2002.

                         The first half of the fiscal year was characterized by
                     economic weakness, declining interest rates and a horrific terrorist attack against the United States. The second half of the fiscal year was characterized by a slowly recovering economy, stable interest rates, wild stock price fluctuations, allegations of corporate governance and accounting misdeeds, plus the growing threat of war between the United States and Iraq.

                         As the fiscal year began, the economy was weakening and
                     the U.S. Federal Reserve (the Fed) was aggressively cutting short-term interest rates to bolster growth. In the third quarter of 2001, gross domestic product (GDP), the broadest measure of economic activity, contracted, and in November the National Bureau of Economic Research declared that the economy had slipped into a manufacturing-led recession in March 2001. While the events of September 11 exacerbated economic weakness and unemployment, consumer spending remained surprisingly strong.

    Short-term interest rates began the fiscal year at 3.75% and ended it at 1.75%, the lowest rate since 1961.

    These and other influences caused many investors to exit the stock market and seek relative safety in money market funds or fixed income investments--even though historically low interest rates depressed yields on such investments. Inflows into money market funds and fixed income investments were strong for the fiscal year as a whole.

YOUR INVESTMENT PORTFOLIO

Amidst an uncertain and volatile market environment, the fund continued to provide attractive income and safety of principal. The fund's weighted average maturity (WAM) remained in the 14-day to 25-day range during the 12 months ended August 31, 2002. As of the end of the reporting period, the WAM stood at 21 days, and seven-day yield for the Resource Class was 1.53%. Total net assets in the Resource Class stood at $213.7 million. Had the advisor and the distributor not waived fees, performance would have been lower.

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit-rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These ratings are

YIELDS AS OF 8/31/02

                                                                Seven-Day
                                           Monthly Yield          Yield
Prime Portfolio                                1.52%              1.53%
Resource Class

iMoneyNet Money Fund Averages--Trademark--     1.48%              1.49%
First-Tier Institutions Only

iMoneyNet Money Fund Averages--Trademark--     1.43%              1.45%
Total Institutions Only

The seven-day yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet, Inc. First Tier Institutional category consists of 269 funds that invest in any allowable 2a-7 investment, except second tier commercial paper. The iMoneyNet, Inc. Total Institutions Only category consists of 579 funds with a minimum initial investment of $100,000 or funds that are only open to institutions.

                                                                     (continued)
based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies, according to iMoneyNet Financial Data, Inc.

    The Prime Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in high-grade taxable money market instruments with maturities of 60 days or fewer, including U.S. government obligations, bank obligations, commercial paper and selected repurchase agreement securities. An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

As the fiscal year drew to a close, the economy was recovering--but there was uncertainty about the pace of that recovery. First quarter 2002 GDP grew at a robust annualized rate of 5.0%, but second quarter GDP growth was a modest 1.3%. In its July Beige Book report, the Fed reported modest and uneven growth across sectors and regions, mixed retail sales, an improving manufacturing industry, and a relatively stable labor market.

    Together with the lack of any inflationary threat, these signals are likely to prompt the Fed to wait for more definitive data before adjusting interest rates up or down.

    AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002

                                                             PAR
                                               MATURITY     (000)          VALUE
COMMERCIAL PAPER-74.25%(a)
CONSUMER DISCRETIONARY-1.55%

AUTOMOBILE MANUFACTURERS-1.26%

Volkswagen of America, Inc.
  1.76%                                        09/10/02   $  100,000   $   99,956,000
=====================================================================================

PUBLISHING-0.29%

Gannett Co., Inc.
  1.76%                                        09/11/02       23,000       22,988,756
=====================================================================================
    Total Consumer Discretionary                                          122,944,756
=====================================================================================
ENERGY-1.26%

INTEGRATED OIL & GAS-1.26%

ChevronTexaco Corp.
  1.67%                                        10/09/02      100,000       99,823,722
=====================================================================================
    Total Energy                                                           99,823,722
=====================================================================================
FINANCIALS-70.81%

ASSET-BACKED SECURITIES-COMMERCIAL
  LOANS/LEASES-4.26%

Fleet Funding Corp.-144A
  1.73%                                        10/17/02       74,355       74,190,634
-------------------------------------------------------------------------------------
Fountain Square Commercial Funding Corp.-144A
  1.79%                                        09/05/02       50,000       49,990,056
-------------------------------------------------------------------------------------
  1.72%                                        10/07/02       75,000       74,871,000
-------------------------------------------------------------------------------------
Stellar Funding Group, Inc.-144A
  1.76%                                        09/03/02      100,000       99,990,222
-------------------------------------------------------------------------------------
  1.75%                                        10/21/02       39,384       39,288,275
=====================================================================================
                                                                          338,330,187
=====================================================================================

ASSET-BACKED SECURITIES-CONSUMER
  RECEIVABLES-2.20%

Old Line Funding Corp.-144A
  1.77%                                        09/12/02       22,444       22,431,862
-------------------------------------------------------------------------------------
Thunder Bay Funding, Inc.-144A
  1.78%                                        09/10/02       59,957       59,930,319
-------------------------------------------------------------------------------------
  1.78%                                        09/13/02       37,805       37,782,569
-------------------------------------------------------------------------------------
  1.72%                                        10/15/02       54,777       54,661,847
=====================================================================================
                                                                          174,806,597
=====================================================================================

                                                             PAR
                                               MATURITY     (000)          VALUE

ASSET-BACKED SECURITIES-FULLY BACKED-8.94%

Aspen Funding Corp.-144A (Deutsche Bank-ABS
  Program Sponsor)
  1.72%                                        09/23/02   $  100,000   $   99,894,889
-------------------------------------------------------------------------------------
Forrestal Funding Master Trust-144A (Bank of
  America N.A.-ABS Program Sponsor)
  1.76%                                        09/20/02      111,323      111,219,593
-------------------------------------------------------------------------------------
  1.76%                                        09/25/02      100,000       99,882,667
-------------------------------------------------------------------------------------
  1.74%                                        09/26/02       50,000       49,939,583
-------------------------------------------------------------------------------------
Newport Funding Corp.-144A (Deutsche Bank-ABS
  Program Sponsor)
  1.79%                                        09/06/02       50,000       49,987,569
-------------------------------------------------------------------------------------
  1.76%                                        09/19/02       50,000       49,956,000
-------------------------------------------------------------------------------------
Variable Funding Capital-144A (Wachovia Bank
  N.A.-ABS Program Sponsor)
  1.78%                                        09/12/02       50,000       49,972,806
-------------------------------------------------------------------------------------
  1.70%                                        10/02/02      100,000       99,853,611
-------------------------------------------------------------------------------------
  1.72%                                        10/16/02      100,000       99,785,000
=====================================================================================
                                                                          710,491,718
=====================================================================================

ASSET-BACKED SECURITIES-MULTI-PURPOSE-20.40%

Amsterdam Funding Corp.-144A
  1.76%                                        09/03/02       50,000       49,995,111
-------------------------------------------------------------------------------------
  1.73%                                        09/09/02       65,000       64,975,011
-------------------------------------------------------------------------------------
  1.76%                                        09/23/02       50,000       49,946,222
-------------------------------------------------------------------------------------
  1.76%                                        10/01/02       40,000       39,941,333
-------------------------------------------------------------------------------------
  1.74%                                        10/21/02      100,000       99,758,333
-------------------------------------------------------------------------------------
Barton Capital Corp.-144A
  1.79%                                        09/06/02       30,092       30,084,519
-------------------------------------------------------------------------------------
  1.76%                                        09/11/02       50,000       49,975,556
-------------------------------------------------------------------------------------
Charta Corp.-144A
  1.76%                                        09/18/02       50,000       49,958,445
-------------------------------------------------------------------------------------
  1.77%                                        09/19/02       50,000       49,955,750
-------------------------------------------------------------------------------------
  1.76%                                        09/25/02       50,000       49,941,333
-------------------------------------------------------------------------------------
  1.77%                                        09/27/02      100,000       99,872,167
-------------------------------------------------------------------------------------
  1.74%                                        10/17/02       50,000       49,888,833
-------------------------------------------------------------------------------------
Corporate Receivables Corp.-144A
  1.79%                                        09/05/02      100,000       99,980,111
-------------------------------------------------------------------------------------
  1.79%                                        09/06/02       40,000       39,990,056
-------------------------------------------------------------------------------------
  1.78%                                        09/10/02       40,000       39,982,200
-------------------------------------------------------------------------------------
  1.72%                                        09/24/02       20,000       19,978,022
-------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)          VALUE
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Falcon Asset Securitization Corp.-144A
  1.71%                                        09/19/02   $   50,000   $   49,957,250
-------------------------------------------------------------------------------------
  1.76%                                        10/10/02      100,000       99,809,333
-------------------------------------------------------------------------------------
Jupiter Securitization Corp.-144A
  1.72%                                        09/17/02       50,000       49,961,778
-------------------------------------------------------------------------------------
  1.70%                                        10/11/02       18,153       18,118,711
-------------------------------------------------------------------------------------
Mont Blanc Capital Corp.-144A
  1.73%                                        10/07/02      120,000      119,792,400
-------------------------------------------------------------------------------------
Park Avenue Receivables Corp.-144A
  1.76%                                        09/24/02       50,000       49,943,778
-------------------------------------------------------------------------------------
  1.73%                                        10/15/02       99,461       99,250,695
-------------------------------------------------------------------------------------
Preferred Receivables Funding Corp.-144A
  1.77%                                        09/09/02       35,000       34,986,233
-------------------------------------------------------------------------------------
  1.71%                                        10/10/02       45,000       44,916,638
-------------------------------------------------------------------------------------
Quincy Capital Corp.-144A
  1.79%                                        09/06/02       30,151       30,143,504
-------------------------------------------------------------------------------------
Receivables Capital Corp.-144A
  1.73%                                        09/30/02       38,886       38,831,808
-------------------------------------------------------------------------------------
Windmill Funding Corp.-144A
  1.76%                                        09/03/02       50,000       49,995,111
-------------------------------------------------------------------------------------
  1.76%                                        10/25/02       50,000       49,868,000
=====================================================================================
                                                                        1,619,798,241
=====================================================================================

ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-15.52%

Blue Ridge Asset Funding Corp.-144A
  1.71%                                        10/03/02      150,000      149,772,000
-------------------------------------------------------------------------------------
  1.73%                                        10/04/02      100,000       99,841,417
-------------------------------------------------------------------------------------
  1.71%                                        10/07/02       50,000       49,914,500
-------------------------------------------------------------------------------------
  1.74%                                        10/22/02      100,000       99,753,500
-------------------------------------------------------------------------------------
Corporate Asset Funding Co.-144A
  1.79%                                        09/04/02      100,000       99,985,083
-------------------------------------------------------------------------------------
  1.78%                                        09/13/02       50,000       49,970,334
-------------------------------------------------------------------------------------
Eureka Securitization, Inc.-144A
  1.76%                                        09/18/02      100,000       99,916,889
-------------------------------------------------------------------------------------
  1.72%                                        09/24/02       50,000       49,945,056
-------------------------------------------------------------------------------------
  1.76%                                        09/25/02       50,000       49,941,333
-------------------------------------------------------------------------------------
  1.76%                                        10/01/02      100,000       99,853,333
-------------------------------------------------------------------------------------
  1.73%                                        10/04/02       50,000       49,920,708
-------------------------------------------------------------------------------------
  1.74%                                        10/21/02       50,000       49,879,167
-------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)          VALUE
ASSET-BACKED SECURITIES-TRADE RECEIVABLES-(CONTINUED)

FCAR Owner Trust
  1.78%                                        09/09/02   $  100,000   $   99,960,444
-------------------------------------------------------------------------------------
  1.77%                                        09/11/02       95,000       94,953,292
-------------------------------------------------------------------------------------
  1.76%                                        09/19/02       39,000       38,965,680
-------------------------------------------------------------------------------------
New Center Asset Trust
  1.78%                                        10/25/02       50,000       49,866,500
=====================================================================================
                                                                        1,232,439,236
=====================================================================================

BANKS-10.69%

Citicorp
  1.76%                                        09/26/02      100,000       99,877,778
-------------------------------------------------------------------------------------
  1.76%                                        10/24/02      150,000      149,611,333
-------------------------------------------------------------------------------------
Deutsche Bank Financial Inc.
  1.76%                                        09/16/02      100,000       99,926,667
-------------------------------------------------------------------------------------
UBS Finance Delaware Inc.
  1.75%                                        09/12/02      100,000       99,946,528
-------------------------------------------------------------------------------------
  1.75%                                        09/13/02      100,000       99,941,667
-------------------------------------------------------------------------------------
Wells Fargo & Co.
  1.76%                                        09/04/02       50,000       49,992,667
-------------------------------------------------------------------------------------
  1.76%                                        09/05/02       50,000       49,990,222
-------------------------------------------------------------------------------------
  1.76%                                        09/16/02      100,000       99,926,667
-------------------------------------------------------------------------------------
  1.69%                                        10/01/02      100,000       99,859,166
=====================================================================================
                                                                          849,072,695
=====================================================================================

CONSUMER FINANCE-0.63%

Toyota Motor Credit Corp.
  1.74%                                        10/10/02       50,000       49,905,750
=====================================================================================

DIVERSIFIED FINANCIAL SERVICES-6.91%

American Express Credit Corp.
  1.71%                                        09/30/02      100,000       99,862,250
-------------------------------------------------------------------------------------
  1.72%                                        10/08/02       50,000       49,911,611
-------------------------------------------------------------------------------------
  1.72%                                        10/09/02       50,000       49,909,222
-------------------------------------------------------------------------------------
General Electric Capital Corp.
  1.68%                                        10/11/02      150,000      149,720,000
-------------------------------------------------------------------------------------
Morgan Stanley
  1.72%                                        10/02/02       75,000       74,888,917
-------------------------------------------------------------------------------------
Prudential Funding Corp.
  1.76%                                        09/20/02       25,000       24,976,778
-------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)          VALUE
DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Salomon Smith Barney Holdings, Inc.
  1.72%                                        10/18/02   $  100,000   $   99,775,444
=====================================================================================
                                                                          549,044,222
=====================================================================================

MULTI-LINE INSURANCE-1.26%

AIG Funding, Inc.
  1.68%                                        10/08/02      100,000       99,827,333
=====================================================================================
    Total Financial                                                     5,623,715,979
=====================================================================================
TELECOMMUNICATION SERVICES-0.63%

INTEGRATED TELECOMMUNICATION SERVICES-0.63%

SBC Communications Inc.
  1.75%                                        09/24/02       50,000       49,944,097
=====================================================================================
    Total Telecommunication Services                                       49,944,097
=====================================================================================
    Total Commercial Paper (Cost
      $5,896,428,554)                                                   5,896,428,554
_____________________________________________________________________________________
=====================================================================================
U.S. GOVERNMENT AGENCY SECURITIES-1.00%
Federal Home Loan Bank(a)
  Discount Notes, 1.79% (Cost $79,695,074)     09/03/02       79,703       79,695,074
_____________________________________________________________________________________
=====================================================================================
MASTER NOTE AGREEMENTS-3.84%

Merrill Lynch Mortgage Capital Inc.
  2.04%(b)                                     08/18/03      175,000      175,000,000
-------------------------------------------------------------------------------------
Morgan Stanley
  1.95%(c)                                     09/17/02      130,000      130,000,000
=====================================================================================
    Total Master Note Agreements (Cost
      $305,000,000)                                                       305,000,000
=====================================================================================
    Total Investments (excluding Repurchase
      Agreements)                                                       6,281,123,628
_____________________________________________________________________________________
=====================================================================================
REPURCHASE AGREEMENTS-21.06%(d)
Deutsche Bank Securities Inc. (Germany)
  1.88%(e) (Cost $1,672,408,291)               09/03/02    1,672,408    1,672,408,291
=====================================================================================
TOTAL INVESTMENTS-100.15% (Cost
  $7,953,531,919)(f)                                                    7,953,531,919
_____________________________________________________________________________________
=====================================================================================
OTHER ASSETS LESS LIABILITIES-(0.15%)                                     (12,122,067)
_____________________________________________________________________________________
=====================================================================================
NET ASSETS-100%                                                        $7,941,409,852
_____________________________________________________________________________________
=====================================================================================

Investment Abbreviations:

ABS   - Asset Backed Security
144A  - Represents a security issued under Rule 144A and may be resold to qualified institutional buyers.

Notes to Schedule of Investments:

(a) Securities are traded on a discount basis. In such cases, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) The fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day prior written notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/02.
(c) The fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day oral notice for up to 10% of outstanding amount, otherwise, upon seven business days written notice for more than 10% of outstanding balance. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/02.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure the market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Joint repurchase agreement entered into 08/30/02 with a maturing value of $2,000,417,778. Collateralized by $1,980,041,000 U.S. Government
    obligations, 0% to 6.38% due 11/27/02 to 11/15/11 with an aggregate market value at 08/31/02 of $2,040,000,361.
(f) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

AUGUST 31, 2002

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                              $6,281,123,628
------------------------------------------------------------------------------
Repurchase agreements                                            1,672,408,291
------------------------------------------------------------------------------
Interest receivable                                                    500,563
------------------------------------------------------------------------------
Investment for deferred compensation plan                              196,844
------------------------------------------------------------------------------
Other assets                                                           157,546
==============================================================================
     Total assets                                                7,954,386,872
______________________________________________________________________________
==============================================================================


LIABILITIES:

Payables for:
  Dividends                                                         11,126,313
------------------------------------------------------------------------------
  Deferred compensation plan                                           196,844
------------------------------------------------------------------------------
Accrued distribution fees                                              408,875
------------------------------------------------------------------------------
Accrued directors' fees                                                  7,138
------------------------------------------------------------------------------
Accrued transfer agent fees                                            213,413
------------------------------------------------------------------------------
Accrued operating expenses                                           1,024,437
==============================================================================
  Total liabilities                                                 12,977,020
==============================================================================
Net assets applicable to shares outstanding                     $7,941,409,852
______________________________________________________________________________
==============================================================================


NET ASSETS:

Institutional Class                                             $5,930,290,858
______________________________________________________________________________
==============================================================================
Private Investment Class                                        $  499,451,828
______________________________________________________________________________
==============================================================================
Personal Investment Class                                       $  177,492,780
______________________________________________________________________________
==============================================================================
Cash Management Class                                           $  974,015,675
______________________________________________________________________________
==============================================================================
Reserve Class                                                   $  146,504,981
______________________________________________________________________________
==============================================================================
Resource Class                                                  $  213,653,730
______________________________________________________________________________
==============================================================================


CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Class                                              5,930,307,228
______________________________________________________________________________
==============================================================================
Private Investment Class                                           499,508,811
______________________________________________________________________________
==============================================================================
Personal Investment Class                                          177,434,258
______________________________________________________________________________
==============================================================================
Cash Management Class                                              974,042,919
______________________________________________________________________________
==============================================================================
Reserve Class                                                      146,509,151
______________________________________________________________________________
==============================================================================
Resource Class                                                     213,609,236
______________________________________________________________________________
==============================================================================
Net asset value, offering and redemption price per share for
  each class                                                    $         1.00
______________________________________________________________________________
==============================================================================


See Notes to Financial Statements.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED AUGUST 31, 2002

INVESTMENT INCOME:

Interest                                                        $209,546,113
============================================================================

EXPENSES:

Advisory fees                                                     10,842,465
----------------------------------------------------------------------------
Administrative services fees                                         619,926
----------------------------------------------------------------------------
Custodian fees                                                       485,107
----------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                         2,673,802
----------------------------------------------------------------------------
  Personal Investment Class                                        1,480,635
----------------------------------------------------------------------------
  Cash Management Class                                            1,079,265
----------------------------------------------------------------------------
  Reserve Class                                                    1,412,310
----------------------------------------------------------------------------
  Resource Class                                                     835,098
----------------------------------------------------------------------------
Transfer agent fees                                                1,574,230
----------------------------------------------------------------------------
Directors' fees                                                       55,188
----------------------------------------------------------------------------
Other                                                                507,392
============================================================================
    Total expenses                                                21,565,418
============================================================================
Less: Fees waived                                                 (6,585,158)
----------------------------------------------------------------------------
    Net expenses                                                  14,980,260
============================================================================
Net investment income                                            194,565,853
============================================================================
Net realized gain (loss) from investment securities                   (1,014)
============================================================================
Net increase in net assets resulting from operations            $194,564,839
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED AUGUST 31, 2002 AND 2001

                                                               2002               2001
                                                          ---------------    ---------------
OPERATIONS:

  Net investment income                                   $   194,565,853    $   818,836,477
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities              (1,014)             5,601
============================================================================================
    Net increase in net assets resulting from operations      194,564,839        818,842,078
============================================================================================
Distributions to shareholders from net investment
  income:
  Institutional Class                                        (152,003,031)      (666,693,098)
--------------------------------------------------------------------------------------------
  Private Investment Class                                     (9,135,125)       (30,666,899)
--------------------------------------------------------------------------------------------
  Personal Investment Class                                    (2,982,406)        (9,226,099)
--------------------------------------------------------------------------------------------
  Cash Management Class                                       (20,969,503)       (80,807,991)
--------------------------------------------------------------------------------------------
  Reserve Class                                                (1,671,130)        (6,198,590)
--------------------------------------------------------------------------------------------
  Resource Class                                               (7,804,658)       (25,243,800)
--------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                      (1,909,907,666)    (4,033,888,828)
--------------------------------------------------------------------------------------------
  Private Investment Class                                    (73,145,194)       102,285,791
--------------------------------------------------------------------------------------------
  Personal Investment Class                                   (38,793,383)        73,992,659
--------------------------------------------------------------------------------------------
  Cash Management Class                                      (165,758,781)       (17,609,609)
--------------------------------------------------------------------------------------------
  Reserve Class                                                 2,060,196         13,079,250
--------------------------------------------------------------------------------------------
  Resource Class                                             (239,950,953)      (109,876,504)
============================================================================================
    Net increase (decrease) in net assets                  (2,425,496,795)    (3,972,011,640)
============================================================================================
NET ASSETS:

  Beginning of year                                        10,366,906,647     14,338,918,287
============================================================================================
  End of year                                             $ 7,941,409,852    $10,366,906,647
____________________________________________________________________________________________
============================================================================================
NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)              $ 7,939,981,619    $10,366,907,384
--------------------------------------------------------------------------------------------
  Undistributed net investment income                           1,429,984                 --
--------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                     (1,751)              (737)
============================================================================================
                                                          $ 7,941,409,852    $10,366,906,647
____________________________________________________________________________________________
============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Prime Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Co. (the "Company"). The Company is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end series diversified management investment company. The Company is organized as a Maryland corporation consisting of three separate portfolios. The Fund consists of six different classes of shares that have commenced operations: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The Fund does not expect to realize any long-term capital gains and losses.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Effective January 1, 2002, under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Fund calculated by applying a monthly rate, based upon the annual rate of 0.15% to the average daily net assets of the Fund. AIM has agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.075% of the average daily net assets of the Fund. For the year ended August 31, 2002, AIM waived fees of $4,364,811.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2002, AIM was paid $619,926 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended August 31, 2002, AFS retained $1,464,700 for such services.

  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Company, FMC acts as the exclusive distributor of the Fund's shares. The Company has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. For the year ended August 31, 2002, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,604,281, $991,536, $863,412, $1,133,456 and $668,078, respectively, as compensation under the Plan, and FMC waived fees of $2,220,347.

  Certain officers and directors of the Company are officers and directors of AIM, FMC, and AFS.

  During the year ended August 31, 2002, the Fund paid legal fees of $29,301 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3--DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions to Shareholders:

The tax character of distributions paid during 2002 and 2001 was as follows:

                                                                  2002            2001
                                                              ------------    ------------
Distributions paid from ordinary income                       $194,565,853    $818,836,477
__________________________________________________________________________________________
==========================================================================================


Tax Components of Capital:

As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                 $    1,975,384
----------------------------------------------------------------------------
Post-October capital loss deferral                                    (1,014)
----------------------------------------------------------------------------
Temporary book/tax differences                                      (546,137)
----------------------------------------------------------------------------
Capital (par value and additional paid-in)                     7,939,981,619
============================================================================
    Total net assets                                          $7,941,409,852
____________________________________________________________________________
============================================================================


  Temporary book/tax differences are primarily the result of timing differences for the recognition of directors' deferred compensation and retirement plan expense.

NOTE 5--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of prior year distribution reclassifications and prior year reclassifications on August 31, 2002 undistributed net investment income was increased by $1,429,984 and paid in capital decreased by $1,429,984. This reclassification has no affect on the net assets of the Fund.

NOTE 6--CAPITAL STOCK

Changes in capital stock during the years ended August 31, 2002 and 2001 were as follows:

                                          2002                                  2001
                           ----------------------------------   ------------------------------------
                               SHARES             AMOUNT             SHARES             AMOUNT
                           ---------------   ----------------   ----------------   -----------------
Sold:
  Institutional Class       49,867,711,739   $ 49,867,711,739    107,309,211,497   $ 107,309,211,497
----------------------------------------------------------------------------------------------------
  Private Investment
    Class                    2,478,100,689      2,478,100,689      3,982,266,434       3,982,266,434
----------------------------------------------------------------------------------------------------
  Personal Investment
    Class                    2,372,542,859      2,372,542,859      2,343,265,309       2,343,265,309
----------------------------------------------------------------------------------------------------
  Cash Management Class      5,844,111,815      5,844,111,815     19,362,900,601      19,362,900,601
----------------------------------------------------------------------------------------------------
  Reserve Class              1,426,473,845      1,426,473,845      1,326,929,652       1,326,929,652
----------------------------------------------------------------------------------------------------
  Resource Class             2,197,934,978      2,197,934,978      3,928,640,766       3,928,640,766
====================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class            9,850,826          9,850,826         35,958,277          35,958,277
----------------------------------------------------------------------------------------------------
  Private Investment
    Class                        4,909,338          4,909,338         15,557,611          15,557,611
----------------------------------------------------------------------------------------------------
  Personal Investment
    Class                        3,033,277          3,033,277          8,277,496           8,277,496
----------------------------------------------------------------------------------------------------
  Cash Management Class         13,867,829         13,867,829         34,996,233          34,996,233
----------------------------------------------------------------------------------------------------
  Reserve Class                  1,755,442          1,755,442          6,213,566           6,213,566
----------------------------------------------------------------------------------------------------
  Resource Class                 8,321,610          8,321,610         24,002,724          24,002,724
====================================================================================================
Reacquired:
  Institutional Class      (51,787,470,231)   (51,787,470,231)  (111,379,058,602)   (111,379,058,602)
----------------------------------------------------------------------------------------------------
  Private Investment
    Class                   (2,556,155,221)    (2,556,155,221)    (3,895,538,254)     (3,895,538,254)
----------------------------------------------------------------------------------------------------
  Personal Investment
    Class                   (2,414,369,519)    (2,414,369,519)    (2,277,550,146)     (2,277,550,146)
----------------------------------------------------------------------------------------------------
  Cash Management Class     (6,023,738,425)    (6,023,738,425)   (19,415,506,443)    (19,415,506,443)
----------------------------------------------------------------------------------------------------
  Reserve Class             (1,426,169,091)    (1,426,169,091)    (1,320,063,968)     (1,320,063,968)
----------------------------------------------------------------------------------------------------
  Resource Class            (2,446,207,541)    (2,446,207,541)    (4,062,519,994)     (4,062,519,994)
====================================================================================================
                            (2,425,495,781)  $ (2,425,495,781)    (3,972,017,241)  $  (3,972,017,241)
____________________________________________________________________________________________________
====================================================================================================

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                               RESOURCE CLASS
                                      ----------------------------------------------------------------
                                                           YEAR ENDED AUGUST 31,
                                      ----------------------------------------------------------------
                                        2002          2001          2000          1999          1998
                                      --------      --------      --------      --------      --------
Net asset value, beginning of period  $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
------------------------------------------------------------------------------------------------------
Net investment income                     0.02          0.05          0.06          0.05          0.05
------------------------------------------------------------------------------------------------------
Less dividends from net investment
  income                                 (0.02)        (0.05)        (0.06)        (0.05)        (0.05)
======================================================================================================
Net asset value, end of period        $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
______________________________________________________________________________________________________
======================================================================================================
Total return                              1.85%         5.29%         5.91%         4.99%         5.54%
______________________________________________________________________________________________________
======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $213,654      $453,601      $563,431      $665,939      $698,380
______________________________________________________________________________________________________
======================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                        0.26%(a)      0.25%         0.25%         0.25%         0.25%
------------------------------------------------------------------------------------------------------
  Without fee waivers                     0.34%(a)      0.29%         0.29%         0.29%         0.29%
______________________________________________________________________________________________________
======================================================================================================
Ratio of net investment income to
  average net assets                      1.89%(a)      5.25%         5.78%         4.86%         5.40%
______________________________________________________________________________________________________
======================================================================================================

(a)  Ratios are based on average daily net assets of $417,548,887.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders
Short-Term Investments Co.:

  We have audited the accompanying statement of assets and liabilities of Prime Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 2002, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or periods in the three-year period ended August 31, 2000 have been audited by other auditors, whose report dated October 6, 2000 expressed an unqualified opinion on such financial highlights.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Portfolio as of August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 20, 2002

PROXY RESULTS (UNAUDITED)
--------------------------------------------------------------------------------

A Special Meeting of Shareholders of Prime Portfolio (the "Fund"), a portfolio of Short-Term Investments Co., a Maryland corporation (the "Company"), was held on December 17, 2001. The meeting was held for the following purpose:

(1) To approve an amendment to the Fund's Master Investment Advisory Agreement with A I M Advisors, Inc. that increases the advisory fees payable by the Fund to A I M Advisors, Inc.

The results of the voting on the above matter were as follows:

                                                               VOTES        WITHHELD/
     MATTER                                  VOTES FOR        AGAINST      ABSTENTIONS
     ------                                  ---------        -------      -----------
(1)  Approval of an amendment to the
     Fund's Master Investment Advisory
     Agreement with A I M Advisors, Inc.
     that increases the advisory fees
     payable by the Fund to A I M
     Advisors, Inc......................
                                           4,206,146,601   1,832,565,569   89,548,678

DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

As of December 31, 2001

The address of each director and officer of Short-Term Investments Co. is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

---------------------------------------------------------------------------------------------------------------
                                DIRECTOR   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND         AND/OR                                                   HELD BY DIRECTOR
POSITION(S) HELD WITH           OFFICER
THE COMPANY                     SINCE
---------------------------------------------------------------------------------------------------------------

INTERESTED PERSON

Robert H. Graham* - 1946         1993      Chairman, President and Chief Executive       None
Director, Chairman and                     Officer, A I M Management Group Inc.
President                                  (financial services holding company);
                                           Chairman and President, A I M Advisors,
                                           Inc. (registered investment advisor);
                                           Director and Senior Vice President, A I M
                                           Capital Management, Inc. (registered
                                           investment advisor); Chairman, A I M
                                           Distributors, Inc. (registered broker
                                           dealer), A I M Fund Services, Inc.
                                           (registered transfer agent) and Fund
                                           Management Company (registered broker
                                           dealer); and Director and Vice Chairman,
                                           AMVESCAP PLC (parent of AIM and a global
                                           investment management firm)

INDEPENDENT DIRECTORS

Frank S. Bayley - 1939           2001      Of Counsel, law firm of Baker & McKenzie      Badgley Funds, Inc.
Director                                                                                 (registered investment
                                                                                         company)

Bruce L. Crockett - 1944         1993      Chairman, Crockett Technology Associates      ACE Limited (insurance
Director                                   (technology consulting company)               company); and
                                                                                         Captaris, Inc.
                                                                                         (unified messaging
                                                                                         provider)

Albert R. Dowden - 1941          2000      Chairman, Cortland Trust, Inc. (registered    None
Director                                   investment company) and DHJ Media, Inc.;
                                           Director, Magellan Insurance Company;
                                           Member of Advisory Board of Rotary Power
                                           International (designer, manufacturer, and
                                           seller of rotary power engines); formerly,
                                           Director, President and CEO, Volvo Group
                                           North America, Inc.; and director of
                                           various affiliated Volvo companies

Edward K. Dunn, Jr. - 1935       1998      Formerly, Chairman, Mercantile Mortgage       None
Director                                   Corp.; Vice Chairman, President and Chief
                                           Operating Officer, Mercantile-Safe Deposit
                                           & Trust Co.; and President, Mercantile
                                           Bankshares Corp.

Jack M. Fields - 1952            1997      Chief Executive Officer, Twenty First         Administaff
Director                                   Century Group, Inc. (government affairs
                                           company)

Carl Frischling - 1937           1993      Partner, law firm of Kramer Levin Naftalis    Cortland Trust, Inc.
Director                                   and Frankel LLP                               (registered investment
                                                                                         company)

Prema Mathai-Davis - 1950        1998      Formerly, Chief Executive Officer, YWCA of    None
Director                                   the USA

Lewis F. Pennock - 1942          1993      Partner, law firm of Pennock & Cooper         None
Director

Ruth H. Quigley - 1935           2001      Retired                                       None
Director

Louis S. Sklar - 1939            1993      Executive Vice President, Development and     None
Director                                   Operations, Hines Interests Limited
                                           Partnership (real estate development
                                           company)

 * Mr. Graham is considered an interested person of the fund because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Company.

--------------------------------------------------------------------------------

As of December 31, 2001

The address of each director and officer of Short-Term Investments Co. is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

-----------------------------------------------------------------------------------------------------------
                            DIRECTOR   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND     AND/OR                                                   HELD BY DIRECTOR
POSITION(S) HELD WITH       OFFICER
THE COMPANY                 SINCE
-----------------------------------------------------------------------------------------------------------

OTHER OFFICERS

Gary T. Crum - 1947          1993      Director and President, A I M Capital         N/A
Senior Vice President                  Management, Inc.; Director and Executive
                                       Vice President, A I M Management Group
                                       Inc.; Director and Senior Vice President,
                                       A I M Advisors, Inc.; and Director, A I M
                                       Distributors, Inc. and AMVESCAP PLC

Carol F. Relihan - 1954      1993      Director, Senior Vice President, General      N/A
Senior Vice President and              Counsel and Secretary, A I M Advisors, Inc.
Secretary                              and A I M Management Group Inc.; Director,
                                       Vice President and General Counsel, Fund
                                       Management Company; and Vice President,
                                       A I M Fund Services, Inc., A I M Capital
                                       Management, Inc. and A I M Distributors,
                                       Inc.

Melville B. Cox - 1943       1993      Vice President and Chief Compliance           N/A
Vice President                         Officer, A I M Advisors, Inc. and A I M
                                       Capital Management, Inc.; and Vice
                                       President, A I M Fund Services, Inc.

Karen Dunn Kelley - 1960     1993      Senior Vice President, A I M Capital          N/A
Vice President                         Management, Inc.; Director and President,
                                       Fund Management Company; and Vice
                                       President, A I M Advisors, Inc.

Dana R. Sutton - 1959        1993      Vice President and Fund Treasurer, A I M      N/A
Vice President and                     Advisors, Inc.
Treasurer
The Statement of Additional Information of the Company includes additional information about the Fund's
Directors and is available upon request, without charge, by calling 1.800.347.4246.
-----------------------------------------------------------------------------------------------------------

OFFICE OF THE FUND      INVESTMENT ADVISOR       DISTRIBUTOR          AUDITORS
11 Greenway Plaza       A I M Advisors, Inc.     Fund Management      Tait, Weller &
Suite 100               11 Greenway Plaza        Company              Baker
Houston, TX 77046       Suite 100                11 Greenway Plaza    1818 Market Street
                        Houston, TX 77046        Suite 100            Philadelphia, PA
                                                 Houston, TX          19103
                                                 77046-1173

COUNSEL TO THE FUND     COUNSEL TO THE           TRANSFER AGENT       CUSTODIAN
                        DIRECTORS
Ballard Spahr                                    A I M Fund           The Bank of New
Andrews & Ingersoll,    Kramer, Levin, Naftalis  Services, Inc.       York
LLP                     & Frankel LLP            P.O. Box 4739        90 Washington
1735 Market Street      919 Third Avenue         Houston, TX          Street, 11th Floor
Philadelphia, PA 19103  New York, NY 10022       77210-4739           New York, NY 10286